UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2020

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund

Fidelity® Small Cap Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Note to Shareholders
Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid Cap Index Fund	(9.99)%	4.81%	10.82%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$24,315	Fidelity® Mid Cap Index Fund
$24,364	Russell Midcap® Index

Fidelity® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -9.99%, essentially in line with the -10.00% return of the benchmark Russell MidCap® Index. At the individual-stock level, many companies experienced a substantial drawdown in their share price in February and March 2020, as the coronavirus's spread led to a global economic shutdown. Media company ViacomCBS (-65%) was a significant detractor, hurt by weak financial results and, in the wake of the virus, an increasingly unfavorable business environment. Shares of natural gas transportation company ONEOK (-52%), oil and natural gas exploration firms Concho Resources (-50%) and Pioneer Natural Resources (-41%), and energy services business Halliburton (-52%) plunged along with the energy sector in February and March. Meanwhile, travel-related businesses, including United Airlines Holdings (-67%) and Royal Caribbean Cruises (-60%) saw big stock-price declines as business and leisure travel dried up. Other notable detractors included DXC Technology (-71%), a provider of business-to-business IT services, and consumer finance company Discover Financial Services (-46%). In contrast, shares of chipmaker Advanced Micro Devices (+90%) rose sharply, as the company produced favorable financial results and gains in market share. Gold mining company Newmont (+94%) rose particularly sharply in the period's final months, as uncertainty about the global economic environment boosted the price of gold. Dexcom (+177%), which makes continuous glucose monitoring systems for diabetics, gained on extremely strong financial performance amid robust demand for its product. Discount retailer Dollar General (+40%) benefited from its status as an essential retailer, as customers stocked up on supplies while sheltering at home. Other notable contributors were real estate investment trusts (REITs) SBA Communications (+43%) and Digital Realty Trust (+32%), both of whose businesses benefited from increased demand for data usage.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Fiserv, Inc.	0.9
Advanced Micro Devices, Inc.	0.8
Global Payments, Inc.	0.8
Newmont Corp.	0.7
Dollar General Corp.	0.7
Harris Corp.	0.6
Digital Realty Trust, Inc.	0.6
Centene Corp.	0.6
Lam Research Corp.	0.5
Sempra Energy	0.5
6.7

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	20.0
Industrials	13.5
Health Care	12.2
Financials	11.0
Consumer Discretionary	10.6
Real Estate	8.8
Utilities	7.0
Materials	5.2
Consumer Staples	4.5
Communication Services	4.0

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments – 4.4%

Fidelity® Mid Cap Index Fund

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	1,956,099	$20,773,771
GCI Liberty, Inc. (a)	176,163	10,715,995
		31,489,766
Entertainment - 1.0%
Cinemark Holdings, Inc.	191,616	2,736,276
Lions Gate Entertainment Corp.:
Class A (a)(b)	97,607	696,914
Class B (a)	196,846	1,314,931
Live Nation Entertainment, Inc. (a)(b)	231,605	10,392,116
Madison Square Garden Entertainment Corp. (a)	33,775	2,793,193
Roku, Inc. Class A (a)	153,621	18,623,474
Spotify Technology SA (a)(b)	233,473	35,387,503
Take-Two Interactive Software, Inc. (a)	201,566	24,399,564
The Madison Square Garden Co. (a)	33,734	5,779,309
World Wrestling Entertainment, Inc. Class A (b)	77,121	3,429,571
Zynga, Inc. (a)	1,539,553	11,608,230
		117,161,081
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	133,431	29,819,160
Match Group, Inc. (a)(b)	96,713	7,443,032
TripAdvisor, Inc.	186,771	3,729,817
Twitter, Inc. (a)	1,365,961	39,175,761
Zillow Group, Inc.:
Class A (a)	102,680	4,470,687
Class C (a)(b)	224,910	9,887,044
		94,525,501
Media - 2.0%
Altice U.S.A., Inc. Class A (a)	541,920	14,073,662
AMC Networks, Inc. Class A (a)	77,871	1,857,223
Cable One, Inc.	7,841	14,998,735
Discovery Communications, Inc.:
Class A (a)(b)	278,783	6,250,315
Class C (non-vtg.) (a)	607,299	12,394,973
DISH Network Corp. Class A (a)	466,449	11,668,222
Fox Corp.:
Class A	614,808	15,905,083
Class B	286,253	7,316,627
Interpublic Group of Companies, Inc.	692,141	11,752,554
John Wiley & Sons, Inc. Class A	77,933	2,926,384
Liberty Broadband Corp.:
Class A (a)	43,893	5,268,038
Class C (a)	189,483	23,245,774
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	354,544	11,412,771
Liberty Media Class A (a)	44,520	1,346,730
Liberty SiriusXM Series A (a)	150,683	5,079,524
Liberty SiriusXM Series C (a)	277,789	9,464,271
News Corp.:
Class A	690,914	6,846,958
Class B	216,852	2,216,227
Nexstar Broadcasting Group, Inc. Class A	80,090	5,609,504
Omnicom Group, Inc.	387,178	22,080,761
Sinclair Broadcast Group, Inc. Class A	115,894	2,045,529
Sirius XM Holdings, Inc.	2,457,678	14,524,877
The New York Times Co. Class A	290,654	9,452,068
ViacomCBS, Inc.:
Class A	27,862	546,931
Class B	968,546	16,717,104
		235,000,845
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	179,518	3,522,143
U.S. Cellular Corp. (a)	27,365	871,028
		4,393,171

TOTAL COMMUNICATION SERVICES		482,570,364

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.6%
Aptiv PLC	462,164	32,143,506
BorgWarner, Inc.	370,421	10,582,928
Gentex Corp.	454,928	11,027,455
Lear Corp.	109,526	10,695,214
The Goodyear Tire & Rubber Co.	415,475	2,978,956
		67,428,059
Automobiles - 0.1%
Harley-Davidson, Inc.	274,851	5,999,997
Thor Industries, Inc. (b)	95,041	6,291,714
		12,291,711
Distributors - 0.4%
Genuine Parts Co.	252,444	20,013,760
LKQ Corp. (a)	551,284	14,416,077
Pool Corp.	69,130	14,632,056
		49,061,893
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	103,147	12,011,468
Frontdoor, Inc. (a)	152,631	5,908,346
Graham Holdings Co.	7,513	2,930,145
Grand Canyon Education, Inc. (a)	85,169	7,326,237
H&R Block, Inc.	350,395	5,834,077
Service Corp. International	318,301	11,694,379
ServiceMaster Global Holdings, Inc. (a)	244,668	8,330,945
		54,035,597
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	449,695	12,281,170
Caesars Entertainment Corp. (a)	1,033,855	9,987,039
Chipotle Mexican Grill, Inc. (a)	45,930	40,351,802
Choice Hotels International, Inc.	59,931	4,497,822
Darden Restaurants, Inc.	232,426	17,150,715
Domino's Pizza, Inc.	73,574	26,628,638
Dunkin' Brands Group, Inc.	148,227	9,314,585
Extended Stay America, Inc. unit	327,045	3,554,979
Hilton Grand Vacations, Inc. (a)	153,988	3,172,153
Hilton Worldwide Holdings, Inc.	492,804	37,310,191
Hyatt Hotels Corp. Class A (b)	64,688	3,639,347
International Game Technology PLC (b)	173,903	1,311,229
MGM Mirage, Inc.	874,368	14,715,613
Norwegian Cruise Line Holdings Ltd. (a)	391,604	6,422,306
Planet Fitness, Inc. (a)	147,189	8,879,912
Royal Caribbean Cruises Ltd. (b)	312,395	14,610,714
Six Flags Entertainment Corp.	141,814	2,837,698
Vail Resorts, Inc.	72,118	12,332,178
Wendy's Co.	333,145	6,616,260
Wyndham Destinations, Inc.	160,653	4,107,897
Wyndham Hotels & Resorts, Inc.	164,958	6,220,566
Wynn Resorts Ltd.	175,614	15,020,265
Yum China Holdings, Inc.	650,268	31,511,987
		292,475,066
Household Durables - 1.3%
D.R. Horton, Inc.	603,207	28,483,435
Garmin Ltd.	260,449	21,138,041
Leggett & Platt, Inc.	235,112	8,259,485
Lennar Corp.:
Class A	497,382	24,903,917
Class B	16,759	639,356
Mohawk Industries, Inc. (a)	105,774	9,278,495
Newell Brands, Inc.	681,067	9,453,210
NVR, Inc. (a)	5,770	17,887,000
PulteGroup, Inc.	451,877	12,774,563
Tempur Sealy International, Inc. (a)	81,395	4,374,981
Toll Brothers, Inc.	178,203	4,280,436
Whirlpool Corp.	111,144	12,419,231
		153,892,150
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	211,248	13,703,658
Expedia, Inc.	240,741	17,087,796
GrubHub, Inc. (a)(b)	163,705	7,823,462
Liberty Interactive Corp. QVC Group Series A (a)	693,679	5,587,584
Wayfair LLC Class A (a)(b)	113,283	14,051,623
		58,254,123
Leisure Products - 0.3%
Brunswick Corp.	146,894	7,009,782
Hasbro, Inc.	226,498	16,355,421
Mattel, Inc. (a)(b)	617,309	5,382,934
Polaris, Inc.	103,281	7,325,721
		36,073,858
Multiline Retail - 1.1%
Dollar General Corp.	457,887	80,267,591
Dollar Tree, Inc. (a)	423,428	33,734,509
Kohl's Corp. (b)	284,073	5,243,988
Macy's, Inc. (b)	571,358	3,348,158
Nordstrom, Inc. (b)	193,721	3,638,080
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	94,466	6,415,186
		132,647,512
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	118,939	14,380,914
AutoNation, Inc. (a)	96,748	3,602,896
AutoZone, Inc. (a)	42,616	43,481,957
Best Buy Co., Inc.	397,180	30,475,621
Burlington Stores, Inc. (a)	117,362	21,440,864
CarMax, Inc. (a)(b)	295,716	21,779,483
Carvana Co. Class A (a)(b)	80,967	6,486,266
Dick's Sporting Goods, Inc.	110,156	3,237,485
Five Below, Inc. (a)	98,197	8,853,442
Floor & Decor Holdings, Inc. Class A (a)	123,152	5,221,645
Foot Locker, Inc.	185,982	4,766,719
Gap, Inc.	381,636	3,098,884
L Brands, Inc. (b)	408,075	4,852,012
O'Reilly Automotive, Inc. (a)	133,870	51,719,336
Penske Automotive Group, Inc. (b)	60,493	2,176,538
Tiffany & Co., Inc.	216,789	27,423,809
Tractor Supply Co.	214,049	21,710,990
Ulta Beauty, Inc. (a)	98,552	21,476,452
Urban Outfitters, Inc. (a)	123,053	2,133,739
Williams-Sonoma, Inc.	138,453	8,561,934
		306,880,986
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	254,570	3,882,193
Carter's, Inc.	78,060	6,104,292
Columbia Sportswear Co.	52,881	3,854,496
Hanesbrands, Inc.	645,754	6,418,795
lululemon athletica, Inc. (a)	211,954	47,367,480
PVH Corp.	132,413	6,518,692
Ralph Lauren Corp.	86,693	6,396,210
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	236,072	6,652,509
Tapestry, Inc.	495,989	7,380,316
Under Armour, Inc.:
Class A (sub. vtg.) (a)	346,312	3,608,571
Class C (non-vtg.) (a)	339,745	3,149,436
		101,332,990

TOTAL CONSUMER DISCRETIONARY		1,264,373,945

CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	80,190	4,548,377
Class B (non-vtg.)	309,351	19,241,632
Molson Coors Beverage Co. Class B	312,476	12,814,641
		36,604,650
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	65,660	9,941,581
Grocery Outlet Holding Corp.	121,618	4,046,231
Kroger Co.	1,427,541	45,124,571
Sprouts Farmers Market LLC (a)	210,306	4,370,159
U.S. Foods Holding Corp. (a)	391,591	8,419,207
		71,901,749
Food Products - 2.8%
Archer Daniels Midland Co.	1,000,606	37,162,507
Beyond Meat, Inc. (b)	85,191	8,433,057
Bunge Ltd.	247,087	9,801,941
Campbell Soup Co.	300,416	15,014,792
Conagra Brands, Inc.	866,256	28,967,601
Flowers Foods, Inc.	349,715	7,791,650
Hormel Foods Corp.	498,954	23,375,995
Ingredion, Inc.	119,860	9,732,632
Kellogg Co.	442,161	28,961,546
Lamb Weston Holdings, Inc.	262,439	16,103,257
McCormick & Co., Inc. (non-vtg.)	220,389	34,565,811
Pilgrim's Pride Corp. (a)	95,029	2,090,638
Post Holdings, Inc. (a)	117,194	10,764,269
Seaboard Corp.	464	1,397,150
The Hain Celestial Group, Inc. (a)	149,349	3,859,178
The Hershey Co.	259,400	34,352,342
The J.M. Smucker Co.	197,168	22,656,575
TreeHouse Foods, Inc. (a)	99,608	5,152,722
Tyson Foods, Inc. Class A	516,829	32,141,596
		332,325,259
Household Products - 0.7%
Church & Dwight Co., Inc.	441,851	30,925,151
Clorox Co.	226,181	42,169,186
Energizer Holdings, Inc.	112,383	4,378,442
Reynolds Consumer Products, Inc.	84,917	2,753,858
Spectrum Brands Holdings, Inc.	80,713	3,475,502
		83,702,139
Personal Products - 0.1%
Coty, Inc. Class A	526,832	2,871,234
Herbalife Nutrition Ltd. (a)(b)	178,690	6,674,072
Nu Skin Enterprises, Inc. Class A	98,798	2,885,890
		12,431,196

TOTAL CONSUMER STAPLES		536,964,993

ENERGY - 2.7%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)(b)	150,294	1,384,208
Baker Hughes Co. Class A	1,176,564	16,413,068
Halliburton Co.	1,580,389	16,594,085
Helmerich & Payne, Inc.	197,920	3,912,878
National Oilwell Varco, Inc.	709,535	8,968,522
Patterson-UTI Energy, Inc.	342,480	1,263,751
		48,536,512
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream GP LP	321,669	1,527,928
Antero Resources Corp. (a)(b)	447,139	1,332,474
Apache Corp.	683,710	8,942,927
Cabot Oil & Gas Corp.	721,003	15,588,085
Cheniere Energy, Inc. (a)	413,608	19,311,358
Cimarex Energy Co.	184,592	4,692,329
Concho Resources, Inc.	359,553	20,393,846
Continental Resources, Inc.	157,817	2,586,621
Devon Energy Corp.	698,250	8,707,178
Diamondback Energy, Inc.	290,504	12,648,544
EQT Corp.	457,113	6,669,279
Equitrans Midstream Corp.	365,011	3,058,792
Hess Corp.	482,415	23,464,666
HollyFrontier Corp.	268,349	8,866,251
Kosmos Energy Ltd.	655,425	1,081,451
Marathon Oil Corp.	1,468,299	8,985,990
Murphy Oil Corp.	272,414	3,230,830
Noble Energy, Inc.	861,568	8,451,982
ONEOK, Inc.	738,403	22,100,402
Parsley Energy, Inc. Class A	545,729	5,157,139
PBF Energy, Inc. Class A	213,410	2,432,874
Pioneer Natural Resources Co.	297,364	26,557,579
Range Resources Corp. (b)	373,222	2,175,884
Targa Resources Corp.	419,429	5,435,800
The Williams Companies, Inc.	2,180,113	42,228,789
WPX Energy, Inc. (a)	754,802	4,626,936
		270,255,934

TOTAL ENERGY		318,792,446

FINANCIALS - 11.0%
Banks - 2.9%
Associated Banc-Corp.	275,785	3,899,600
Bank of Hawaii Corp.	70,927	4,835,803
Bank OZK	217,398	4,917,543
BankUnited, Inc.	167,973	3,327,545
BOK Financial Corp.	56,787	2,940,999
CIT Group, Inc.	173,017	3,283,863
Citizens Financial Group, Inc.	779,735	17,458,267
Comerica, Inc.	252,723	8,809,924
Commerce Bancshares, Inc.	182,010	11,137,192
Cullen/Frost Bankers, Inc.	101,213	7,273,166
East West Bancorp, Inc.	260,226	9,126,126
Fifth Third Bancorp	1,280,406	23,930,788
First Citizens Bancshares, Inc.	12,497	4,773,854
First Hawaiian, Inc.	234,287	4,121,108
First Horizon National Corp.	551,595	5,008,483
First Republic Bank	305,948	31,907,317
FNB Corp., Pennsylvania	578,403	4,679,280
Huntington Bancshares, Inc.	1,819,957	16,816,403
KeyCorp	1,759,387	20,496,859
M&T Bank Corp.	235,656	26,412,324
PacWest Bancorp	211,164	4,273,959
Peoples United Financial, Inc.	790,902	10,036,546
Pinnacle Financial Partners, Inc.	134,405	5,409,801
Popular, Inc.	168,531	6,503,611
Prosperity Bancshares, Inc.	163,579	9,803,289
Regions Financial Corp.	1,731,078	18,609,089
Signature Bank	94,955	10,177,277
Sterling Bancorp	355,170	4,379,246
SVB Financial Group (a)	93,192	18,001,899
Synovus Financial Corp.	251,218	5,278,090
TCF Financial Corp.	271,383	8,057,361
Texas Capital Bancshares, Inc. (a)	89,364	2,482,532
Umpqua Holdings Corp.	393,496	4,928,537
Webster Financial Corp.	163,868	4,629,271
Western Alliance Bancorp.	170,183	6,106,166
Wintrust Financial Corp.	102,934	4,312,935
Zions Bancorp NA	291,266	9,206,918
		347,352,971
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	88,037	6,159,069
Ameriprise Financial, Inc.	227,210	26,115,517
BGC Partners, Inc. Class A	531,827	1,646,005
Cboe Global Markets, Inc.	198,885	19,765,191
E*TRADE Financial Corp.	400,053	16,246,152
Eaton Vance Corp. (non-vtg.)	191,156	7,015,425
Evercore, Inc. Class A	69,207	3,571,081
FactSet Research Systems, Inc.	67,312	18,510,800
Franklin Resources, Inc.	495,833	9,341,494
Interactive Brokers Group, Inc.	133,738	5,483,258
Invesco Ltd.	685,673	5,910,501
Janus Henderson Group PLC	283,108	5,067,633
Lazard Ltd. Class A	182,436	5,016,990
Legg Mason, Inc.	154,028	7,675,215
LPL Financial	144,460	8,699,381
MarketAxess Holdings, Inc.	66,113	30,082,076
Morningstar, Inc.	35,251	5,497,746
MSCI, Inc.	147,268	48,156,636
Northern Trust Corp.	346,273	27,410,971
Raymond James Financial, Inc.	223,157	14,710,509
SEI Investments Co.	228,281	11,633,200
State Street Corp.	640,905	40,402,651
T. Rowe Price Group, Inc.	413,484	47,811,155
The NASDAQ OMX Group, Inc.	205,811	22,571,292
Virtu Financial, Inc. Class A	91,349	2,134,826
		396,634,774
Consumer Finance - 0.7%
Ally Financial, Inc.	672,109	11,015,867
Credit Acceptance Corp. (a)(b)	18,078	5,632,562
Discover Financial Services	558,851	24,013,827
LendingTree, Inc. (a)	13,796	3,440,309
Navient Corp.	347,120	2,645,054
OneMain Holdings, Inc.	116,604	2,822,983
Santander Consumer U.S.A. Holdings, Inc.	182,981	2,852,674
SLM Corp.	756,235	6,307,000
Synchrony Financial	1,099,916	21,767,338
		80,497,614
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	744,085	13,631,637
Jefferies Financial Group, Inc.	450,162	6,176,223
Voya Financial, Inc.	241,289	10,899,024
		30,706,884
Insurance - 3.4%
Alleghany Corp.	25,102	13,397,188
American Financial Group, Inc.	132,050	8,746,992
American National Insurance Co.	13,306	1,071,133
Arch Capital Group Ltd. (a)	687,995	16,532,520
Arthur J. Gallagher & Co.	335,506	26,337,221
Assurant, Inc.	108,700	11,548,288
Assured Guaranty Ltd.	166,767	4,957,983
Athene Holding Ltd. (a)	246,279	6,649,533
Axis Capital Holdings Ltd.	147,779	5,408,711
Brighthouse Financial, Inc. (a)	193,369	4,971,517
Brown & Brown, Inc.	423,167	15,195,927
Cincinnati Financial Corp.	273,413	17,990,575
CNA Financial Corp.	50,073	1,581,305
Erie Indemnity Co. Class A	44,175	7,865,801
Everest Re Group Ltd.	72,140	12,489,598
First American Financial Corp.	195,833	9,031,818
FNF Group	474,121	12,824,973
Globe Life, Inc.	191,494	15,767,616
Hanover Insurance Group, Inc.	68,757	6,901,828
Hartford Financial Services Group, Inc.	647,267	24,589,673
Kemper Corp.	112,886	7,588,197
Lincoln National Corp.	361,905	12,836,770
Loews Corp.	444,819	15,417,427
Markel Corp. (a)	24,342	21,076,277
Mercury General Corp.	49,346	2,021,212
Old Republic International Corp.	505,851	8,068,323
Primerica, Inc.	73,821	7,670,740
Principal Financial Group, Inc.	489,064	17,806,820
Reinsurance Group of America, Inc.	112,200	11,745,096
RenaissanceRe Holdings Ltd.	78,259	11,426,597
Unum Group	367,943	6,420,605
W.R. Berkley Corp.	258,058	13,935,132
White Mountains Insurance Group Ltd.	5,544	5,394,312
Willis Group Holdings PLC	231,672	41,304,801
		406,572,509
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	981,440	12,189,485
Annaly Capital Management, Inc.	2,594,324	16,214,525
Chimera Investment Corp.	375,416	2,916,982
New Residential Investment Corp.	798,253	4,861,361
Starwood Property Trust, Inc.	499,667	6,465,691
Two Harbors Investment Corp.	553,745	2,530,615
		45,178,659
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	623,651	4,558,889
New York Community Bancorp, Inc.	813,572	8,835,392
TFS Financial Corp.	88,623	1,209,704
		14,603,985

TOTAL FINANCIALS		1,321,547,396

HEALTH CARE - 12.2%
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)	107,424	4,419,423
Alkermes PLC (a)	280,458	3,845,079
Alnylam Pharmaceuticals, Inc. (a)	193,046	25,424,158
BioMarin Pharmaceutical, Inc. (a)	321,009	29,539,248
bluebird bio, Inc. (a)(b)	98,806	5,323,667
Exact Sciences Corp. (a)	251,082	19,830,456
Exelixis, Inc. (a)	535,783	13,231,161
Incyte Corp. (a)	322,586	31,503,749
Ionis Pharmaceuticals, Inc. (a)	229,676	12,753,908
Moderna, Inc. (a)(b)	400,436	18,416,052
Neurocrine Biosciences, Inc. (a)	164,040	16,098,886
Sage Therapeutics, Inc. (a)	91,462	3,565,189
Sarepta Therapeutics, Inc. (a)	126,652	14,929,738
Seattle Genetics, Inc. (a)	209,226	28,712,084
United Therapeutics Corp. (a)	77,500	8,490,900
		236,083,698
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (a)	79,616	15,226,560
Align Technology, Inc. (a)	140,027	30,084,801
Cantel Medical Corp. (b)	67,780	2,507,860
Dentsply Sirona, Inc.	400,236	16,986,016
DexCom, Inc. (a)	162,607	54,505,866
Envista Holdings Corp. (a)	258,722	5,037,317
Hill-Rom Holdings, Inc.	119,962	13,494,525
Hologic, Inc. (a)	470,006	23,547,301
ICU Medical, Inc. (a)	34,484	7,562,686
IDEXX Laboratories, Inc. (a)	152,594	42,360,094
Insulet Corp. (a)	106,563	21,282,762
Integra LifeSciences Holdings Corp. (a)	127,319	6,499,635
Masimo Corp. (a)	84,537	18,083,310
Penumbra, Inc. (a)	56,437	10,007,409
ResMed, Inc.	254,971	39,602,096
STERIS PLC	150,474	21,442,545
Teleflex, Inc.	82,884	27,799,294
The Cooper Companies, Inc.	87,383	25,052,706
Varian Medical Systems, Inc. (a)	163,224	18,669,561
West Pharmaceutical Services, Inc.	131,323	24,854,191
Zimmer Biomet Holdings, Inc.	368,435	44,101,670
		468,708,205
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(b)	155,347	3,729,881
AmerisourceBergen Corp.	267,027	23,941,641
Cardinal Health, Inc.	525,388	25,996,198
Centene Corp. (a)	1,038,692	69,156,113
Chemed Corp.	27,920	11,630,634
Covetrus, Inc. (a)(b)	173,424	2,062,011
DaVita HealthCare Partners, Inc. (a)	156,392	12,356,532
Encompass Health Corp.	175,759	11,644,034
Guardant Health, Inc. (a)	66,331	5,104,834
Henry Schein, Inc. (a)	262,666	14,331,057
Laboratory Corp. of America Holdings (a)	173,761	28,574,996
McKesson Corp.	290,089	40,975,071
MEDNAX, Inc. (a)(b)	151,226	2,195,802
Molina Healthcare, Inc. (a)	108,622	17,810,749
Premier, Inc. (a)	110,895	3,677,278
Quest Diagnostics, Inc.	238,079	26,214,879
Universal Health Services, Inc. Class B	140,503	14,849,762
		314,251,472
Health Care Technology - 0.8%
Cerner Corp.	561,487	38,961,583
Change Healthcare, Inc.	402,629	4,686,602
Veeva Systems, Inc. Class A (a)	234,372	44,718,178
		88,366,363
Life Sciences Tools & Services - 2.1%
Adaptive Biotechnologies Corp.	120,096	3,844,273
Agilent Technologies, Inc.	556,861	42,688,964
Avantor, Inc.	565,735	9,510,005
Bio-Rad Laboratories, Inc. Class A (a)	38,109	16,771,771
Bio-Techne Corp.	68,111	15,324,975
Bruker Corp.	183,459	7,213,608
Charles River Laboratories International, Inc. (a)	86,418	12,502,092
IQVIA Holdings, Inc. (a)	317,240	45,235,252
Mettler-Toledo International, Inc. (a)	42,585	30,658,645
PerkinElmer, Inc.	198,733	17,991,298
PPD, Inc.	122,076	2,917,616
PRA Health Sciences, Inc. (a)	112,643	10,870,050
QIAGEN NV (a)	397,085	16,554,474
Waters Corp. (a)	114,656	21,440,672
		253,523,695
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	275,391	19,043,288
Elanco Animal Health, Inc. (a)	711,699	17,586,082
Horizon Pharma PLC (a)	333,787	12,029,683
Jazz Pharmaceuticals PLC (a)	99,360	10,954,440
Mylan NV (a)	923,647	15,489,560
Nektar Therapeutics (a)(b)	301,165	5,782,368
Perrigo Co. PLC	226,447	12,069,625
		92,955,046

TOTAL HEALTH CARE		1,453,888,479

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	170,550	9,049,383
Curtiss-Wright Corp.	76,376	7,916,372
Harris Corp.	396,831	76,866,165
HEICO Corp.	77,906	6,824,566
HEICO Corp. Class A	138,352	10,007,000
Hexcel Corp.	149,018	5,154,533
Howmet Aerospace, Inc.	691,151	9,033,344
Huntington Ingalls Industries, Inc.	71,792	13,741,707
Spirit AeroSystems Holdings, Inc. Class A	184,403	4,086,370
Teledyne Technologies, Inc. (a)	64,243	20,922,018
Textron, Inc.	414,902	10,936,817
TransDigm Group, Inc.	92,191	33,472,708
		208,010,983
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	241,762	17,140,926
Expeditors International of Washington, Inc.	307,785	22,038,945
XPO Logistics, Inc. (a)	164,444	10,974,993
		50,154,864
Airlines - 0.3%
Alaska Air Group, Inc.	216,995	7,056,677
American Airlines Group, Inc. (b)	705,441	8,472,346
Copa Holdings SA Class A	56,111	2,480,667
JetBlue Airways Corp. (a)	515,922	5,025,080
United Airlines Holdings, Inc. (a)(b)	480,526	14,213,959
		37,248,729
Building Products - 1.1%
A.O. Smith Corp.	243,583	10,323,048
Allegion PLC	166,616	16,751,573
Armstrong World Industries, Inc.	87,809	6,768,318
Fortune Brands Home & Security, Inc.	250,122	12,055,880
Lennox International, Inc.	62,907	11,743,479
Masco Corp.	497,472	20,416,251
Owens Corning	192,749	8,357,597
Resideo Technologies, Inc. (a)	237,565	1,218,708
Trane Technologies PLC	427,338	37,357,888
		124,992,742
Commercial Services & Supplies - 1.1%
ADT, Inc. (b)	201,663	1,155,529
Cintas Corp.	152,122	33,745,223
Clean Harbors, Inc. (a)	92,501	4,942,328
Copart, Inc. (a)	360,826	28,905,771
IAA Spinco, Inc. (a)	238,320	9,199,152
KAR Auction Services, Inc.	229,547	3,438,614
Republic Services, Inc.	382,831	29,990,981
Rollins, Inc.	254,276	10,171,040
Stericycle, Inc. (a)	160,232	7,819,322
		129,367,960
Construction & Engineering - 0.4%
AECOM (a)	269,374	9,767,501
Fluor Corp.	250,861	2,935,074
Jacobs Engineering Group, Inc.	230,547	19,077,764
Quanta Services, Inc.	253,787	9,227,695
Valmont Industries, Inc.	38,180	4,476,223
		45,484,257
Electrical Equipment - 0.9%
Acuity Brands, Inc.	70,877	6,137,239
AMETEK, Inc.	408,103	34,227,599
GrafTech International Ltd.	101,801	826,624
Hubbell, Inc. Class B	97,377	12,116,620
nVent Electric PLC	272,163	5,075,840
Regal Beloit Corp.	73,193	5,197,435
Rockwell Automation, Inc.	206,710	39,167,411
Sensata Technologies, Inc. PLC (a)	280,390	10,200,588
		112,949,356
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	98,805	11,951,453
Machinery - 3.8%
AGCO Corp.	112,382	5,938,265
Allison Transmission Holdings, Inc.	196,112	7,126,710
Colfax Corp. (a)	166,544	4,295,170
Crane Co.	89,956	4,898,104
Cummins, Inc.	263,525	43,086,338
Donaldson Co., Inc.	226,487	9,926,925
Dover Corp.	260,027	24,351,529
Flowserve Corp.	234,567	6,607,752
Fortive Corp.	530,387	33,944,768
Gardner Denver Holdings, Inc. (a)(b)	617,960	17,970,277
Gates Industrial Corp. PLC (a)	82,371	707,567
Graco, Inc.	296,083	13,223,067
IDEX Corp.	135,652	20,840,217
ITT, Inc.	157,356	8,295,808
Lincoln Electric Holdings, Inc. (b)	105,281	8,476,173
Middleby Corp. (a)(b)	99,217	5,519,442
Nordson Corp.	102,795	16,540,743
Oshkosh Corp.	121,974	8,236,904
PACCAR, Inc.	609,222	42,176,439
Parker Hannifin Corp.	230,169	36,394,322
Pentair PLC	300,214	10,384,402
Snap-On, Inc.	97,495	12,702,624
Stanley Black & Decker, Inc.	272,005	29,974,951
Timken Co.	119,195	4,479,348
Toro Co.	192,273	12,268,940
Trinity Industries, Inc.	180,482	3,481,498
WABCO Holdings, Inc. (a)	91,708	12,323,721
Westinghouse Air Brake Co.	322,362	18,187,664
Woodward, Inc.	98,488	5,964,433
Xylem, Inc.	321,635	23,125,557
		451,449,658
Marine - 0.1%
Kirby Corp. (a)	106,281	5,677,531
Professional Services - 1.9%
CoreLogic, Inc.	142,202	5,463,401
CoStar Group, Inc. (a)	64,615	41,887,320
Equifax, Inc.	216,057	30,010,317
IHS Markit Ltd.	699,720	47,091,156
Manpower, Inc.	105,473	7,830,316
Nielsen Holdings PLC	638,479	9,404,796
Robert Half International, Inc.	203,659	9,626,961
TransUnion Holding Co., Inc.	336,077	26,479,507
Verisk Analytics, Inc.	286,642	43,807,497
		221,601,271
Road & Rail - 0.8%
AMERCO	15,919	4,459,389
J.B. Hunt Transport Services, Inc.	152,815	15,452,653
Kansas City Southern	172,237	22,485,540
Knight-Swift Transportation Holdings, Inc. Class A	221,139	8,221,948
Landstar System, Inc.	70,620	7,295,752
Lyft, Inc. (a)	350,217	11,497,624
Old Dominion Freight Lines, Inc.	174,716	25,384,488
Ryder System, Inc.	93,378	3,305,581
Schneider National, Inc. Class B	99,426	2,178,424
		100,281,399
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	189,828	4,964,002
Fastenal Co.	1,026,757	37,189,139
HD Supply Holdings, Inc. (a)	290,913	8,634,298
MSC Industrial Direct Co., Inc. Class A	78,518	4,682,814
United Rentals, Inc. (a)	133,368	17,137,788
Univar, Inc. (a)	302,922	4,398,427
W.W. Grainger, Inc.	77,558	21,373,434
Watsco, Inc.	58,204	9,370,262
WESCO International, Inc. (a)	74,851	1,936,395
		109,686,559
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	131,809	3,636,610

TOTAL INDUSTRIALS		1,612,493,372

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	106,446	23,343,608
Ciena Corp. (a)	274,693	12,704,551
CommScope Holding Co., Inc. (a)(b)	341,284	3,757,537
EchoStar Holding Corp. Class A (a)	88,128	2,780,438
F5 Networks, Inc. (a)	109,246	15,213,598
Juniper Networks, Inc.	596,069	12,875,090
Motorola Solutions, Inc.	307,498	44,221,287
Ubiquiti, Inc. (b)	15,443	2,502,229
ViaSat, Inc. (a)	102,283	4,336,799
		121,735,137
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	523,734	46,224,763
Arrow Electronics, Inc. (a)	144,958	9,120,757
Avnet, Inc.	177,612	5,331,912
CDW Corp.	256,052	28,370,562
Cognex Corp.	294,272	16,255,585
Coherent, Inc. (a)	43,005	5,499,049
Corning, Inc.	1,359,936	29,932,191
Dolby Laboratories, Inc. Class A	112,753	6,768,563
FLIR Systems, Inc.	242,083	10,506,402
IPG Photonics Corp. (a)	63,736	8,242,977
Jabil, Inc.	267,262	7,600,931
Keysight Technologies, Inc. (a)	336,817	32,593,781
Littelfuse, Inc.	42,291	6,142,345
National Instruments Corp.	233,351	8,965,345
SYNNEX Corp.	73,939	6,474,099
Trimble, Inc. (a)	451,297	15,628,415
Zebra Technologies Corp. Class A (a)	95,994	22,045,982
		265,703,659
IT Services - 5.9%
Akamai Technologies, Inc. (a)	284,261	27,775,142
Alliance Data Systems Corp.	72,129	3,611,499
Amdocs Ltd.	238,889	15,394,007
Black Knight, Inc. (a)	255,841	18,054,699
Booz Allen Hamilton Holding Corp. Class A	244,843	17,981,270
Broadridge Financial Solutions, Inc.	204,196	23,686,736
CACI International, Inc. Class A (a)	44,112	11,034,176
DXC Technology Co.	463,644	8,405,866
EPAM Systems, Inc. (a)	93,108	20,566,626
Euronet Worldwide, Inc. (a)	89,670	8,228,119
Fiserv, Inc. (a)	1,013,948	104,497,479
FleetCor Technologies, Inc. (a)	153,100	36,935,375
Gartner, Inc. (a)	156,821	18,631,903
Genpact Ltd.	335,512	11,551,678
Global Payments, Inc.	535,680	88,933,594
GoDaddy, Inc. (a)	310,918	21,587,037
Jack Henry & Associates, Inc.	137,887	22,551,419
Leidos Holdings, Inc.	239,963	23,710,744
MongoDB, Inc. Class A (a)	76,082	12,335,175
Okta, Inc. (a)	187,358	28,347,265
Paychex, Inc.	576,677	39,513,908
Sabre Corp.	491,944	3,576,433
Square, Inc. (a)	617,312	40,211,704
Switch, Inc. Class A	105,801	1,816,603
The Western Union Co.	752,206	14,344,568
Twilio, Inc. Class A (a)(b)	220,252	24,734,300
VeriSign, Inc. (a)	185,951	38,954,875
WEX, Inc. (a)	77,209	10,216,295
		697,188,495
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	1,853,447	97,102,088
Cree, Inc. (a)	193,273	8,335,864
Entegris, Inc.	241,609	13,102,456
First Solar, Inc. (a)(b)	147,515	6,492,135
KLA-Tencor Corp.	281,825	46,244,664
Lam Research Corp.	259,376	66,213,505
Marvell Technology Group Ltd.	1,191,314	31,855,736
Maxim Integrated Products, Inc.	481,830	26,491,013
Microchip Technology, Inc.	422,051	37,026,534
MKS Instruments, Inc.	96,914	9,713,690
Monolithic Power Systems, Inc.	76,006	15,194,359
ON Semiconductor Corp. (a)	731,849	11,742,517
Qorvo, Inc. (a)	208,317	20,421,316
Skyworks Solutions, Inc.	305,491	31,734,405
Teradyne, Inc.	299,980	18,760,749
Universal Display Corp.	76,511	11,485,831
Xilinx, Inc.	447,446	39,106,780
		491,023,642
Software - 6.1%
2U, Inc. (a)(b)	100,399	2,384,476
Alteryx, Inc. Class A (a)(b)	81,598	9,235,262
Anaplan, Inc. (a)	155,644	6,359,614
ANSYS, Inc. (a)	150,128	39,308,014
Aspen Technology, Inc. (a)	122,402	12,515,605
Atlassian Corp. PLC (a)	215,133	33,451,030
Avalara, Inc. (a)	84,192	7,524,239
Bill.Com Holdings, Inc. (a)(b)	17,654	1,039,644
Cadence Design Systems, Inc. (a)	497,694	40,377,914
CDK Global, Inc.	218,430	8,579,930
Cerence, Inc. (a)(b)	65,177	1,379,145
Ceridian HCM Holding, Inc. (a)(b)	167,311	9,866,330
Citrix Systems, Inc.	209,454	30,372,925
Coupa Software, Inc. (a)	114,227	20,114,232
DocuSign, Inc. (a)	283,970	29,745,858
Dropbox, Inc. Class A (a)	379,768	7,982,723
Dynatrace, Inc.	233,022	6,955,707
Elastic NV (a)	97,024	6,223,119
Fair Isaac Corp. (a)	50,923	17,972,764
FireEye, Inc. (a)(b)	357,874	4,119,130
Fortinet, Inc. (a)	257,114	27,701,462
Guidewire Software, Inc. (a)	148,532	13,492,647
HubSpot, Inc. (a)	73,450	12,385,874
LogMeIn, Inc.	86,324	7,377,249
Manhattan Associates, Inc. (a)	114,264	8,105,888
Medallia, Inc. (b)	121,670	2,613,472
New Relic, Inc. (a)	90,466	4,857,120
Nortonlifelock, Inc.	1,010,358	21,490,315
Nuance Communications, Inc. (a)	513,251	10,367,670
Nutanix, Inc. Class A (a)	316,555	6,486,212
Pagerduty, Inc.	76,736	1,619,897
Palo Alto Networks, Inc. (a)	170,146	33,435,390
Parametric Technology Corp. (a)	186,590	12,921,358
Paycom Software, Inc. (a)	88,391	23,071,819
Paylocity Holding Corp. (a)	62,008	7,101,776
Pegasystems, Inc.	68,411	5,720,528
Pluralsight, Inc. (a)(b)	111,752	1,837,203
Proofpoint, Inc. (a)	99,935	12,165,088
RealPage, Inc. (a)	142,539	9,192,340
RingCentral, Inc. (a)	133,636	30,539,835
Smartsheet, Inc. (a)	156,805	8,266,760
SolarWinds, Inc. (a)(b)	80,575	1,368,164
Splunk, Inc. (a)	279,852	39,280,027
SS&C Technologies Holdings, Inc.	397,448	21,923,232
Synopsys, Inc. (a)	265,711	41,748,512
Teradata Corp. (a)	201,388	4,952,131
The Trade Desk, Inc. (a)(b)	70,707	20,687,454
Tyler Technologies, Inc. (a)	68,873	22,086,882
Zendesk, Inc. (a)	200,476	15,412,595
Zscaler, Inc. (a)(b)	124,325	8,339,721
		732,056,282
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	2,351,789	23,658,997
NCR Corp. (a)	227,911	4,676,734
NetApp, Inc.	410,172	17,953,228
Pure Storage, Inc. Class A (a)	423,067	6,092,165
Western Digital Corp.	534,780	24,642,662
Xerox Holdings Corp.	316,090	5,781,286
		82,805,072

TOTAL INFORMATION TECHNOLOGY		2,390,512,287

MATERIALS - 5.2%
Chemicals - 1.9%
Albemarle Corp. U.S. (b)	188,797	11,597,800
Ashland Global Holdings, Inc.	99,438	6,134,330
Axalta Coating Systems Ltd. (a)	370,268	7,309,090
Cabot Corp.	100,535	3,407,131
Celanese Corp. Class A	215,521	17,903,329
CF Industries Holdings, Inc.	391,398	10,763,445
Corteva, Inc.	1,347,702	35,296,315
Eastman Chemical Co.	245,315	14,844,011
Element Solutions, Inc. (a)	393,702	4,035,446
FMC Corp.	232,131	21,332,839
Huntsman Corp.	386,192	6,491,888
International Flavors & Fragrances, Inc. (b)	191,717	25,120,679
NewMarket Corp.	12,290	5,056,598
Olin Corp.	282,976	3,777,730
RPM International, Inc.	229,176	15,219,578
The Chemours Co. LLC	298,098	3,496,690
The Mosaic Co.	620,407	7,140,885
The Scotts Miracle-Gro Co. Class A	70,892	8,792,735
Valvoline, Inc.	337,533	5,802,192
W.R. Grace & Co.	102,413	4,836,966
Westlake Chemical Corp.	63,374	2,753,600
		221,113,277
Construction Materials - 0.4%
Eagle Materials, Inc.	74,976	4,574,286
Martin Marietta Materials, Inc.	112,215	21,346,659
Vulcan Materials Co.	236,011	26,662,163
		52,583,108
Containers & Packaging - 1.5%
Aptargroup, Inc.	114,846	12,297,710
Ardagh Group SA	10,486	130,446
Avery Dennison Corp.	149,595	16,513,792
Ball Corp.	579,950	38,038,921
Berry Global Group, Inc. (a)	236,550	9,412,325
Crown Holdings, Inc. (a)	233,592	15,045,661
Graphic Packaging Holding Co.	519,032	6,929,077
International Paper Co.	705,294	24,156,320
O-I Glass, Inc.	276,261	2,276,391
Packaging Corp. of America	167,984	16,235,654
Sealed Air Corp.	279,166	7,981,356
Silgan Holdings, Inc.	139,562	4,814,889
Sonoco Products Co.	178,035	8,695,229
WestRock Co.	456,893	14,707,386
		177,235,157
Metals & Mining - 1.4%
Alcoa Corp. (a)	335,929	2,737,821
Arconic Rolled Products Corp. (a)	174,949	1,525,555
Freeport-McMoRan, Inc.	2,610,179	23,047,881
Newmont Corp.	1,463,176	87,029,708
Nucor Corp.	548,002	22,572,202
Reliance Steel & Aluminum Co.	117,146	10,493,939
Royal Gold, Inc.	117,280	14,370,318
Steel Dynamics, Inc.	370,055	8,981,235
United States Steel Corp. (b)	304,084	2,335,365
		173,094,024
Paper & Forest Products - 0.0%
Domtar Corp.	103,582	2,419,676

TOTAL MATERIALS		626,445,242

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	217,736	34,204,148
American Campus Communities, Inc.	245,426	8,661,084
American Homes 4 Rent Class A	461,183	11,132,958
Americold Realty Trust	343,765	10,515,771
Apartment Investment & Management Co. Class A	264,975	9,981,608
Apple Hospitality (REIT), Inc.	375,839	3,638,122
AvalonBay Communities, Inc.	250,009	40,738,967
Boston Properties, Inc.	277,964	27,012,542
Brandywine Realty Trust (SBI)	311,208	3,473,081
Brixmor Property Group, Inc.	538,741	6,168,584
Brookfield Property REIT, Inc. Class A (b)	129,145	1,264,975
Camden Property Trust (SBI)	167,456	14,747,850
Colony Capital, Inc.	889,509	2,054,766
Columbia Property Trust, Inc.	205,767	2,940,410
CoreSite Realty Corp.	67,223	8,146,755
Corporate Office Properties Trust (SBI)	200,410	5,294,832
Cousins Properties, Inc.	261,436	7,887,524
CubeSmart	344,566	8,683,063
CyrusOne, Inc.	200,825	14,087,874
Digital Realty Trust, Inc.	468,785	70,078,670
Douglas Emmett, Inc.	297,387	9,067,330
Duke Realty Corp.	659,779	22,894,331
Empire State Realty Trust, Inc.	267,126	2,233,173
EPR Properties	143,186	4,212,532
Equity Commonwealth	209,822	7,123,457
Equity Lifestyle Properties, Inc.	311,101	18,762,501
Equity Residential (SBI)	656,826	42,733,100
Essex Property Trust, Inc.	117,426	28,663,687
Extra Space Storage, Inc.	225,505	19,898,561
Federal Realty Investment Trust (SBI)	133,877	11,147,938
Gaming & Leisure Properties	363,060	10,252,814
HCP, Inc.	910,208	23,792,837
Healthcare Trust of America, Inc.	385,816	9,502,648
Highwoods Properties, Inc. (SBI)	183,173	7,108,944
Hospitality Properties Trust (SBI)	291,780	2,022,035
Host Hotels & Resorts, Inc.	1,275,889	15,706,194
Hudson Pacific Properties, Inc.	272,789	6,705,154
Invitation Homes, Inc.	959,162	22,684,181
Iron Mountain, Inc.	511,552	12,369,327
JBG SMITH Properties	219,517	7,452,602
Kilroy Realty Corp.	186,395	11,604,953
Kimco Realty Corp.	743,136	8,107,614
Lamar Advertising Co. Class A	152,714	8,803,962
Life Storage, Inc.	83,277	7,294,232
Medical Properties Trust, Inc.	921,143	15,788,391
Mid-America Apartment Communities, Inc.	203,936	22,824,517
National Retail Properties, Inc.	306,721	10,011,373
Omega Healthcare Investors, Inc.	405,056	11,807,382
Outfront Media, Inc.	256,953	4,031,593
Paramount Group, Inc.	348,116	3,359,319
Park Hotels & Resorts, Inc.	436,004	4,146,398
Rayonier, Inc.	232,644	5,590,435
Realty Income Corp.	585,509	32,156,154
Regency Centers Corp.	300,857	13,210,631
Retail Properties America, Inc.	385,080	2,387,496
SBA Communications Corp. Class A	201,436	58,400,325
SITE Centers Corp.	268,100	1,624,686
SL Green Realty Corp.	141,681	7,516,177
Spirit Realty Capital, Inc.	177,889	5,471,866
Store Capital Corp.	384,626	7,719,444
Sun Communities, Inc.	162,452	21,833,549
Taubman Centers, Inc.	104,616	4,508,950
The Macerich Co. (b)	254,549	1,901,481
UDR, Inc.	520,614	19,507,407
Ventas, Inc.	668,710	21,632,769
VEREIT, Inc.	1,928,085	10,565,906
VICI Properties, Inc.	828,563	14,433,567
Vornado Realty Trust	310,046	13,586,216
Weingarten Realty Investors (SBI)	216,983	3,946,921
Welltower, Inc.	737,620	37,788,273
Weyerhaeuser Co.	1,338,010	29,262,279
WP Carey, Inc.	306,753	20,178,212
		1,016,049,408
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	601,554	25,824,713
Howard Hughes Corp. (a)	71,708	3,883,705
Jones Lang LaSalle, Inc.	92,047	9,718,322
		39,426,740

TOTAL REAL ESTATE		1,055,476,148

UTILITIES - 7.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	431,361	20,942,577
Avangrid, Inc. (b)	100,530	4,322,790
Edison International	628,890	36,922,132
Entergy Corp.	356,977	34,094,873
Evergy, Inc.	408,871	23,890,333
Eversource Energy	581,836	46,954,165
FirstEnergy Corp.	970,102	40,036,110
Hawaiian Electric Industries, Inc.	194,393	7,672,692
IDACORP, Inc.	90,209	8,279,382
NRG Energy, Inc.	452,787	15,181,948
OGE Energy Corp.	362,104	11,413,518
PG&E Corp. (a)	951,888	10,128,088
Pinnacle West Capital Corp.	201,183	15,489,079
PPL Corp.	1,381,544	35,118,848
Xcel Energy, Inc.	941,837	59,863,160
		370,309,695
Gas Utilities - 0.3%
Atmos Energy Corp.	216,988	22,126,266
National Fuel Gas Co.	146,921	6,023,761
UGI Corp.	373,892	11,284,061
		39,434,088
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,191,014	15,780,936
Vistra Energy Corp.	760,328	14,856,809
		30,637,745
Multi-Utilities - 2.9%
Ameren Corp.	439,799	31,995,377
CenterPoint Energy, Inc.	901,680	15,355,610
CMS Energy Corp.	508,167	29,011,254
Consolidated Edison, Inc.	597,783	47,105,300
DTE Energy Co.	332,727	34,517,099
MDU Resources Group, Inc.	357,242	8,023,655
NiSource, Inc.	669,145	16,802,231
Public Service Enterprise Group, Inc.	906,587	45,973,027
Sempra Energy	506,817	62,769,285
WEC Energy Group, Inc.	566,665	51,311,516
		342,864,354
Water Utilities - 0.5%
American Water Works Co., Inc.	324,305	39,464,675
Aqua America, Inc.	387,298	16,185,183
		55,649,858

TOTAL UTILITIES		838,895,740

TOTAL COMMON STOCKS
(Cost $12,039,621,970)		11,901,960,412

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.16% (c)	51,901,266	51,916,836
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	290,314,996	290,344,027
TOTAL MONEY MARKET FUNDS
(Cost $342,256,085)		342,260,863
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $12,381,878,055)		12,244,221,275
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(288,816,858)
NET ASSETS - 100%		$11,955,404,417

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	306	June 2020	$50,223,780	$5,341,508	$5,341,508

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$685,466
Fidelity Securities Lending Cash Central Fund	2,088,910
Total	$2,774,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$482,570,364	$482,570,364	$--	$--
Consumer Discretionary	1,264,373,945	1,264,373,945	--	--
Consumer Staples	536,964,993	536,964,993	--	--
Energy	318,792,446	318,792,446	--	--
Financials	1,321,547,396	1,321,547,396	--	--
Health Care	1,453,888,479	1,453,888,479	--	--
Industrials	1,612,493,372	1,612,493,372	--	--
Information Technology	2,390,512,287	2,390,512,287	--	--
Materials	626,445,242	626,445,242	--	--
Real Estate	1,055,476,148	1,055,476,148	--	--
Utilities	838,895,740	838,895,740	--	--
Money Market Funds	342,260,863	342,260,863	--	--
Total Investments in Securities:	$12,244,221,275	$12,244,221,275	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$5,341,508	$5,341,508	$--	$--
Total Assets	$5,341,508	$5,341,508	$--	$--
Total Derivative Instruments:	$5,341,508	$5,341,508	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,341,508	$0
Total Equity Risk	5,341,508	0
Total Value of Derivatives	$5,341,508	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $275,331,591) — See accompanying schedule: Unaffiliated issuers (cost $12,039,621,970)	$11,901,960,411
Fidelity Central Funds (cost $342,256,085)	342,260,864
Total Investment in Securities (cost $12,381,878,055)		$12,244,221,275
Segregated cash with brokers for derivative instruments		3,043,000
Cash		461,964
Receivable for investments sold		6,175,749
Receivable for fund shares sold		36,983,251
Dividends receivable		5,471,867
Distributions receivable from Fidelity Central Funds		124,060
Total assets		12,296,481,166
Liabilities
Payable for investments purchased	$36,388,987
Payable for fund shares redeemed	13,142,971
Accrued management fee	229,325
Payable for daily variation margin on futures contracts	985,366
Collateral on securities loaned	290,330,100
Total liabilities		341,076,749
Net Assets		$11,955,404,417
Net Assets consist of:
Paid in capital		$12,185,983,450
Total accumulated earnings (loss)		(230,579,033)
Net Assets		$11,955,404,417
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($11,955,404,417 ÷ 606,628,403 shares)		$19.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$208,501,938
Interest		32,790
Income from Fidelity Central Funds (including $2,088,910 from security lending)		2,774,376
Total income		211,309,104
Expenses
Management fee	$2,868,393
Independent trustees' fees and expenses	42,129
Interest	13,935
Commitment fees	27,920
Total expenses before reductions	2,952,377
Expense reductions	(2,221)
Total expenses after reductions		2,950,156
Net investment income (loss)		208,358,948
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	142,077,684
Fidelity Central Funds	6,303
Futures contracts	(12,335,496)
Total net realized gain (loss)		129,748,491
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,650,782,306)
Fidelity Central Funds	(1,360)
Futures contracts	4,134,839
Total change in net unrealized appreciation (depreciation)		(1,646,648,827)
Net gain (loss)		(1,516,900,336)
Net increase (decrease) in net assets resulting from operations		$(1,308,541,388)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,358,948	$124,269,152
Net realized gain (loss)	129,748,491	(6,611,355)
Change in net unrealized appreciation (depreciation)	(1,646,648,827)	768,960,020
Net increase (decrease) in net assets resulting from operations	(1,308,541,388)	886,617,817
Distributions to shareholders	(359,085,200)	(158,764,159)
Share transactions - net increase (decrease)	3,917,041,659	3,086,023,803
Total increase (decrease) in net assets	2,249,415,071	3,813,877,461
Net Assets
Beginning of period	9,705,989,346	5,892,111,885
End of period	$11,955,404,417	$9,705,989,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund

Years ended April 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$22.53	$20.85	$19.25	$16.87	$17.98
Income from Investment Operations
Net investment income (loss)A	.40	.36	.34	.31	.31
Net realized and unrealized gain (loss)	(2.54)	1.80	1.79	2.48	(.72)
Total from investment operations	(2.14)	2.16	2.13	2.79	(.41)
Distributions from net investment income	(.34)	(.34)	(.28)	(.25)	(.24)
Distributions from net realized gain	(.34)	(.14)	(.25)	(.16)	(.46)
Total distributions	(.68)	(.48)	(.53)	(.41)	(.70)
Redemption fees added to paid in capitalA	–	–	–	–B	–B
Net asset value, end of period	$19.71	$22.53	$20.85	$19.25	$16.87
Total ReturnC	(9.99)%	10.68%	11.13%	16.70%	(2.13)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%	.03%	.04%	.05%	.12%
Expenses net of fee waivers, if any	.03%	.03%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	1.82%	1.71%	1.66%	1.67%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$11,955,404	$9,705,989	$393,979	$191,401	$7,598
Portfolio turnover rateF	14%	12%	10%G	14%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Past 5 years	Life of fundA
Fidelity® Small Cap Index Fund	(16.27)%	3.07%	9.28%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$21,551	Fidelity® Small Cap Index Fund
$21,285	Russell 2000® Index

Fidelity® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -16.27%, roughly in line with the -16.39% return of the benchmark Russell 2000® Index. At the individual-stock level, the biggest detractor was Insperity (-59%), a provider of human resources services. Among its challenges during the 12 months, Insperity reported weaker-than-expected third-quarter financial results. Several companies with exposure to the travel industry significantly detracted, as stocks such as Spirit Airlines (-72%) and Pebblebook Hotel Trust (-62%), an owner of hotel properties, saw big declines as business and leisure travel dried up with the spread of the coronavirus. As states mandated the closure of many businesses along with stay-at-home orders, apparel retailers such as American Eagle Outfitters (-66%) saw big share-price declines. Shares of many energy stocks, including exploration and production companies PDC Energy (-71%) and Callon Petroleum (-87%) plunged along with the energy sector in February and March, while Ingevity (-55%), a chemical manufacturer, also detracted. In contrast, Teladoc Health (+189%), a provider of virtual health care services, gained as investors anticipated increased demand for remote doctor visits amid the mounting coronavirus crisis. Shares of Array Biopharma (+112%), a biotechnology company specializing in cancer treatments, rose sharply last June after the company agreed to be acquired by Pfizer in a deal that ultimately closed in July. Similarly, drugmaker Medicines Co. (+166%) agreed in November to an acquisition by Novartis; the transaction closed in January. Other contributors included Enphase Energy (+366%), a producer of renewable energy products that reported strong financial results, and biotechnology company Immunomedics (+90%), whose promising breast cancer drug received early regulatory approval.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Teladoc Health, Inc.	0.7
Repligen Corp.	0.4
Lumentum Holdings, Inc.	0.4
Generac Holdings, Inc.	0.4
Amedisys, Inc.	0.4
Immunomedics, Inc.	0.4
Haemonetics Corp.	0.4
Novocure Ltd.	0.4
Trex Co., Inc.	0.3
Five9, Inc.	0.3
4.1

Top Market Sectors as of April 30, 2020

% of fund's net assets
Health Care	21.6
Financials	15.8
Information Technology	15.2
Industrials	14.9
Consumer Discretionary	9.7
Real Estate	7.2
Utilities	3.9
Materials	3.4
Consumer Staples	3.3
Communication Services	2.2

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments – 4.6%

Fidelity® Small Cap Index Fund

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	66,168	$4,110,356
Bandwidth, Inc. (a)(b)	96,350	7,858,306
Cincinnati Bell, Inc. (a)	296,805	4,348,193
Cogent Communications Group, Inc.	254,444	21,330,041
Consolidated Communications Holdings, Inc. (b)	421,330	2,641,739
IDT Corp. Class B (a)	96,625	521,775
Intelsat SA (a)(b)	399,879	499,849
Iridium Communications, Inc. (a)	594,363	13,376,139
Ooma, Inc. (a)	125,143	1,459,167
ORBCOMM, Inc. (a)	442,003	1,166,888
PDVWireless, Inc. (a)	64,566	3,389,715
Vonage Holdings Corp. (a)	1,358,827	11,359,794
		72,061,962
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	309,540	1,522,937
Eros International PLC (a)(b)	431,100	1,099,305
Gaia, Inc. Class A (a)	64,904	589,977
Glu Mobile, Inc. (a)	691,792	5,395,978
IMAX Corp. (a)	313,589	3,606,274
LiveXLive Media, Inc. (a)	192,840	491,742
Marcus Corp.	134,056	1,949,174
Reading International, Inc. Class A (a)	97,141	414,306
Rosetta Stone, Inc. (a)	124,790	2,131,413
		17,201,106
Interactive Media & Services - 0.3%
CarGurus, Inc. Class A (a)(b)	449,038	10,273,989
Cars.com, Inc. (a)(b)	398,476	2,064,106
DHI Group, Inc. (a)	298,720	830,442
Eventbrite, Inc. (a)	218,653	1,994,115
EverQuote, Inc. Class A (a)(b)	52,813	2,058,123
Liberty TripAdvisor Holdings, Inc. (a)	437,964	1,029,215
MeetMe, Inc. (a)	414,675	2,558,545
QuinStreet, Inc. (a)	281,292	2,857,927
Travelzoo, Inc. (a)	29,526	164,460
TrueCar, Inc. (a)	624,383	1,598,420
Yelp, Inc. (a)	411,515	9,197,360
		34,626,702
Media - 0.8%
Boston Omaha Corp. (a)(b)	65,921	1,069,898
Cardlytics, Inc. (a)	86,059	3,868,352
Cbdmd, Inc. (a)	182,081	175,399
Central European Media Enterprises Ltd. Class A (a)	535,083	2,081,473
Clear Channel Outdoor Holdings, Inc. (a)	288,258	278,111
comScore, Inc. (a)(b)	291,928	843,672
Cumulus Media, Inc. (a)(b)	81,143	359,463
Daily Journal Corp. (a)(b)	6,551	1,817,903
E.W. Scripps Co. Class A	329,077	2,655,651
Emerald Expositions Events, Inc.	147,365	335,992
Entercom Communications Corp. Class A	698,012	851,575
Entravision Communication Corp. Class A	343,383	501,339
Fluent, Inc. (a)	252,220	506,962
Gray Television, Inc. (a)	544,586	6,322,643
Hemisphere Media Group, Inc. (a)	103,569	961,120
Lee Enterprises, Inc. (a)(b)	313,943	287,666
Liberty Latin America Ltd.:
Class A (a)	226,069	2,418,938
Class C (a)	736,297	7,613,311
Liberty Media Corp.:
Liberty Braves Class A (a)	2,261	46,667
Liberty Braves Class C (a)	274,976	5,524,268
Loral Space & Communications Ltd.	79,050	1,739,100
Marchex, Inc. Class B (a)	210,773	351,991
MDC Partners, Inc. Class A (a)	305,564	436,957
Meredith Corp. (b)	237,235	3,518,195
MSG Network, Inc. Class A (a)(b)	255,798	3,038,880
National CineMedia, Inc.	371,725	1,226,693
New Media Investment Group, Inc. (b)	684,866	773,899
Saga Communications, Inc. Class A	22,424	630,563
Scholastic Corp.	177,031	5,146,291
TechTarget, Inc. (a)	140,200	3,269,464
Tegna, Inc.	1,304,771	13,987,145
Tribune Publishing Co.	106,485	912,576
WideOpenWest, Inc. (a)	149,513	885,117
		74,437,274
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	260,792	3,635,440
Gogo, Inc. (a)(b)	326,845	532,757
Shenandoah Telecommunications Co.	287,664	15,392,901
Spok Holdings, Inc.	104,510	1,072,273
		20,633,371

TOTAL COMMUNICATION SERVICES		218,960,415

CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.9%
Adient PLC (a)	526,411	7,885,637
American Axle & Manufacturing Holdings, Inc. (a)	673,120	2,907,878
Cooper Tire & Rubber Co.	301,546	6,389,760
Cooper-Standard Holding, Inc. (a)	101,665	1,306,395
Dana, Inc.	866,201	9,961,312
Dorman Products, Inc. (a)	161,757	10,203,632
Fox Factory Holding Corp. (a)	225,964	11,526,424
Gentherm, Inc. (a)	197,995	7,412,933
LCI Industries	146,398	12,695,635
Modine Manufacturing Co. (a)	297,892	1,379,240
Motorcar Parts of America, Inc. (a)(b)	111,384	1,584,994
Standard Motor Products, Inc.	126,344	5,140,937
Stoneridge, Inc. (a)	158,653	3,177,820
Tenneco, Inc. (a)(b)	304,909	1,582,478
Visteon Corp. (a)(b)	167,560	10,103,868
		93,258,943
Automobiles - 0.1%
Winnebago Industries, Inc.	186,218	8,262,493
Distributors - 0.1%
Core-Mark Holding Co., Inc.	271,966	7,816,303
Funko, Inc. (a)(b)	124,585	533,224
Weyco Group, Inc.	35,627	677,982
		9,027,509
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	316,649	10,059,939
American Public Education, Inc. (a)	90,609	2,334,994
Career Education Corp. (a)	411,291	5,346,783
Carriage Services, Inc.	98,072	1,473,041
Chegg, Inc. (a)(b)	710,081	30,355,963
Collectors Universe, Inc.	54,168	1,190,071
Houghton Mifflin Harcourt Co. (a)	637,000	1,019,200
K12, Inc. (a)	235,492	5,348,023
Laureate Education, Inc. Class A (a)	674,352	6,386,113
OneSpaWorld Holdings Ltd. (b)	274,353	1,786,038
Regis Corp. (a)(b)	139,724	1,735,372
Select Interior Concepts, Inc. (a)	116,532	372,902
Strategic Education, Inc.	127,926	20,378,612
Weight Watchers International, Inc. (a)	279,686	7,134,790
		94,921,841
Hotels, Restaurants & Leisure - 2.2%
BFC Financial Corp. Class A	363,317	770,232
Biglari Holdings, Inc. (a)(b)	5,416	379,066
BJ's Restaurants, Inc. (b)	114,107	2,494,379
Bloomin' Brands, Inc.	521,395	6,282,810
Bluegreen Vacations Corp.	37,977	206,975
Boyd Gaming Corp.	482,849	8,058,750
Brinker International, Inc. (b)	223,453	5,201,986
Carrols Restaurant Group, Inc. (a)(b)	219,782	802,204
Century Casinos, Inc. (a)	159,610	723,831
Churchill Downs, Inc.	210,662	21,112,546
Chuy's Holdings, Inc. (a)	101,280	1,697,453
Cracker Barrel Old Country Store, Inc.	144,093	14,034,658
Dave & Buster's Entertainment, Inc. (b)	185,280	2,712,499
Del Taco Restaurants, Inc. (a)	179,599	1,056,042
Denny's Corp. (a)	346,552	3,905,641
Dine Brands Global, Inc. (b)	95,602	4,243,773
Drive Shack, Inc. (a)	344,964	455,352
El Pollo Loco Holdings, Inc. (a)(b)	118,127	1,444,693
Eldorado Resorts, Inc. (a)	393,430	8,435,139
Everi Holdings, Inc. (a)	484,291	2,397,240
Fiesta Restaurant Group, Inc. (a)	145,284	1,056,941
Golden Entertainment, Inc. (a)	104,920	990,445
Inspired Entertainment, Inc. (a)	42,370	108,891
J. Alexanders Holdings, Inc. (a)	73,675	389,741
Jack in the Box, Inc.	138,352	8,342,626
Kura Sushi U.S.A., Inc. Class A (a)	20,042	337,307
Lindblad Expeditions Holdings (a)	140,217	936,650
Marriott Vacations Worldwide Corp.	248,417	20,618,611
Monarch Casino & Resort, Inc. (a)	67,856	2,262,319
Nathan's Famous, Inc.	17,248	970,545
Noodles & Co. (a)	175,023	1,093,894
Papa John's International, Inc.	132,603	9,536,808
Penn National Gaming, Inc. (a)	659,089	11,744,966
PlayAGS, Inc. (a)	154,534	678,404
Potbelly Corp. (a)	119,090	410,861
RCI Hospitality Holdings, Inc.	53,010	664,215
Red Lion Hotels Corp. (a)(b)	131,458	211,647
Red Robin Gourmet Burgers, Inc. (a)(b)	77,544	1,134,469
Red Rock Resorts, Inc.	418,377	4,585,412
Ruth's Hospitality Group, Inc.	167,447	1,884,616
Scientific Games Corp. Class A (a)(b)	334,442	4,217,314
SeaWorld Entertainment, Inc. (a)(b)	281,119	4,129,638
Shake Shack, Inc. Class A (a)(b)	173,860	9,477,109
Target Hospitality Corp. (a)	194,388	392,664
Texas Roadhouse, Inc. Class A	396,028	18,648,959
The Cheesecake Factory, Inc. (b)	248,224	5,532,913
Twin River Worldwide Holdings, Inc.	104,846	1,654,470
Wingstop, Inc.	175,953	20,634,008
		219,061,712
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	53,657	367,014
Beazer Homes U.S.A., Inc. (a)	176,295	1,241,117
Casper Sleep, Inc.	39,747	276,242
Cavco Industries, Inc. (a)	51,828	8,016,755
Century Communities, Inc. (a)	172,642	3,697,992
Ethan Allen Interiors, Inc.	140,134	1,584,916
Flexsteel Industries, Inc.	40,888	392,525
GoPro, Inc. Class A (a)(b)	761,248	2,679,593
Green Brick Partners, Inc. (a)	145,969	1,300,584
Hamilton Beach Brands Holding Co. Class A	37,172	490,299
Helen of Troy Ltd. (a)	150,552	24,732,683
Hooker Furniture Corp.	69,065	1,035,284
Installed Building Products, Inc. (a)	136,085	6,710,351
iRobot Corp. (a)(b)	166,168	10,129,601
KB Home	519,872	13,641,441
La-Z-Boy, Inc.	267,493	6,272,711
Legacy Housing Corp. (a)	34,275	335,210
LGI Homes, Inc. (a)	120,388	7,293,105
Lifetime Brands, Inc.	55,891	318,579
Lovesac (a)(b)	52,812	630,047
M.D.C. Holdings, Inc.	303,144	8,866,962
M/I Homes, Inc. (a)	161,953	4,123,323
Meritage Homes Corp. (a)	216,866	11,398,477
Purple Innovation, Inc. (a)(b)	54,740	550,684
Skyline Champion Corp. (a)	303,196	5,975,993
Sonos, Inc. (a)	480,451	4,910,209
Taylor Morrison Home Corp. (a)	782,543	11,386,001
TopBuild Corp. (a)	200,689	18,702,208
TRI Pointe Homes, Inc. (a)	827,843	9,503,638
Tupperware Brands Corp. (b)	295,894	952,779
Universal Electronics, Inc. (a)	80,404	3,319,077
Zagg, Inc. (a)(b)	177,034	584,212
		171,419,612
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	148,961	2,858,562
Duluth Holdings, Inc. (a)(b)	58,343	233,955
Groupon, Inc. (a)	2,723,180	3,322,280
Lands' End, Inc. (a)(b)	69,807	594,058
Leaf Group Ltd. (a)(b)	88,068	127,699
Liquidity Services, Inc. (a)	155,838	779,190
Overstock.com, Inc. (a)(b)	210,581	2,657,532
PetMed Express, Inc. (b)	117,538	4,650,979
Quotient Technology, Inc. (a)	451,314	3,240,435
Shutterstock, Inc.	114,268	4,342,184
Stamps.com, Inc. (a)	99,110	15,686,140
Stitch Fix, Inc. (a)(b)	246,787	3,960,931
The RealReal, Inc. (b)	310,953	3,650,588
The Rubicon Project, Inc. (a)	587,916	4,215,358
Waitr Holdings, Inc. (a)(b)	356,526	477,745
		50,797,636
Leisure Products - 0.4%
Acushnet Holdings Corp.	211,468	5,794,223
American Outdoor Brands Corp. (a)	324,448	3,070,900
Callaway Golf Co.	560,241	8,022,651
Clarus Corp.	148,381	1,584,709
Escalade, Inc.	61,030	521,807
Johnson Outdoors, Inc. Class A	32,645	2,231,612
Malibu Boats, Inc. Class A (a)	122,637	4,216,260
Marine Products Corp.	44,017	427,845
MCBC Holdings, Inc. (a)	113,869	1,189,931
Sturm, Ruger & Co., Inc.	99,908	5,315,106
Vista Outdoor, Inc. (a)	347,040	3,512,045
YETI Holdings, Inc. (a)(b)	334,117	9,224,970
		45,112,059
Multiline Retail - 0.1%
Big Lots, Inc.	232,961	5,462,935
Dillard's, Inc. Class A (b)	59,067	1,741,295
JC Penney Corp., Inc. (a)(b)	1,974,396	501,497
		7,705,727
Specialty Retail - 1.9%
Aaron's, Inc. Class A	405,355	12,934,878
Abercrombie & Fitch Co. Class A (b)	377,661	3,995,653
America's Car Mart, Inc. (a)	36,627	2,415,551
American Eagle Outfitters, Inc.	944,141	7,505,921
Asbury Automotive Group, Inc. (a)	115,815	7,817,513
Ascena Retail Group, Inc. (a)(b)	20,873	30,266
At Home Group, Inc. (a)(b)	289,213	679,651
Barnes & Noble Education, Inc. (a)	248,742	445,248
Bed Bath & Beyond, Inc. (b)	732,774	4,535,871
Boot Barn Holdings, Inc. (a)	170,713	3,151,362
Caleres, Inc.	234,379	1,900,814
Camping World Holdings, Inc. (b)	198,050	1,756,704
Chico's FAS, Inc.	694,793	1,042,190
Citi Trends, Inc.	65,525	744,364
Conn's, Inc. (a)(b)	108,889	736,090
DSW, Inc. Class A (b)	368,526	2,340,140
Express, Inc. (a)(b)	376,018	778,357
GameStop Corp. Class A (a)(b)	394,654	2,261,367
Genesco, Inc. (a)	84,760	1,604,507
GNC Holdings, Inc. Class A (a)(b)	389,736	224,293
Group 1 Automotive, Inc.	105,751	5,984,449
Guess?, Inc. (b)	276,140	2,581,909
Haverty Furniture Companies, Inc.	105,861	1,432,299
Hibbett Sports, Inc. (a)(b)	104,680	1,615,212
Hudson Ltd. (a)	235,814	1,155,489
J.Jill, Inc. (b)	54,405	24,776
Lithia Motors, Inc. Class A (sub. vtg.)	134,512	14,871,647
Lumber Liquidators Holdings, Inc. (a)(b)	170,635	1,202,977
MarineMax, Inc. (a)	125,688	1,811,164
Michaels Companies, Inc. (a)(b)	467,691	1,421,781
Monro, Inc.	195,967	10,874,209
Murphy U.S.A., Inc. (a)	174,872	18,676,330
National Vision Holdings, Inc. (a)	470,047	12,456,246
Office Depot, Inc.	3,265,120	7,248,566
OneWater Marine, Inc. Class A (b)	26,125	300,176
Party City Holdco, Inc. (a)(b)	197,157	149,544
Rent-A-Center, Inc.	294,840	5,868,790
RH (a)	101,414	14,581,305
RTW Retailwinds, Inc. (a)(b)	127,852	39,877
Sally Beauty Holdings, Inc. (a)	701,333	6,809,943
Shoe Carnival, Inc. (b)	54,790	1,294,140
Signet Jewelers Ltd. (b)	308,902	3,107,554
Sleep Number Corp. (a)	167,364	5,004,184
Sonic Automotive, Inc. Class A (sub. vtg.)	145,907	3,126,787
Sportsman's Warehouse Holdings, Inc. (a)(b)	255,151	1,826,881
Tailored Brands, Inc. (b)	250,587	415,974
The Buckle, Inc. (b)	172,150	2,635,617
The Cato Corp. Class A (sub. vtg.)	133,012	1,497,715
The Children's Place Retail Stores, Inc. (b)	87,919	2,598,886
The Container Store Group, Inc. (a)(b)	90,077	189,162
Tilly's, Inc.	136,117	801,729
Winmark Corp.	14,650	2,197,500
Zumiez, Inc. (a)	119,972	2,536,208
		193,239,766
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc. (a)(b)	67,358	55,934
Crocs, Inc. (a)	412,890	10,012,583
Culp, Inc.	62,326	443,138
Deckers Outdoor Corp. (a)	168,473	25,062,043
Delta Apparel, Inc. (a)	36,235	466,707
Fossil Group, Inc. (a)(b)	279,446	1,106,606
G-III Apparel Group Ltd. (a)	264,657	2,998,564
Kontoor Brands, Inc. (b)	265,568	5,154,675
Movado Group, Inc.	95,416	983,739
Oxford Industries, Inc.	99,850	4,185,712
Rocky Brands, Inc.	42,983	921,985
Steven Madden Ltd.	503,503	12,622,820
Superior Group of Companies, Inc.	63,753	555,926
Unifi, Inc. (a)	87,175	902,261
Vera Bradley, Inc. (a)	124,064	683,593
Vince Holding Corp. (a)	18,145	108,326
Wolverine World Wide, Inc.	477,730	9,788,688
		76,053,300

TOTAL CONSUMER DISCRETIONARY		968,860,598

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	50,103	23,373,551
Celsius Holdings, Inc. (a)(b)	192,121	964,447
Coca-Cola Bottling Co. Consolidated	28,082	6,612,469
Craft Brew Alliance, Inc. (a)(b)	68,407	1,032,946
MGP Ingredients, Inc.	77,995	2,942,751
National Beverage Corp. (a)(b)	70,706	3,551,562
New Age Beverages Corp. (a)(b)	491,224	692,626
		39,170,352
Food & Staples Retailing - 0.8%
Andersons, Inc.	189,777	3,220,516
BJ's Wholesale Club Holdings, Inc. (a)	669,273	17,608,573
Chefs' Warehouse Holdings (a)(b)	146,027	2,056,060
HF Foods Group, Inc. (a)(b)	134,456	1,093,127
Ingles Markets, Inc. Class A	85,488	3,490,475
Natural Grocers by Vitamin Cottage, Inc. (b)	52,961	596,870
Performance Food Group Co. (a)	767,210	22,517,614
PriceSmart, Inc.	134,563	8,550,133
Rite Aid Corp. (a)(b)	330,327	4,733,586
SpartanNash Co.	214,171	3,673,033
United Natural Foods, Inc. (a)(b)	320,258	3,407,545
Village Super Market, Inc. Class A (b)	49,122	1,180,402
Weis Markets, Inc.	56,893	2,846,357
		74,974,291
Food Products - 1.4%
Alico, Inc.	28,482	834,807
B&G Foods, Inc. Class A (b)	379,767	7,375,075
Bridgford Foods Corp. (a)	10,375	189,033
Cal-Maine Foods, Inc.	188,825	7,838,126
Calavo Growers, Inc. (b)	97,107	5,632,206
Darling International, Inc. (a)	984,811	20,277,258
Farmer Brothers Co. (a)	64,958	600,212
Fresh Del Monte Produce, Inc.	184,095	5,248,548
Freshpet, Inc. (a)	206,424	15,566,434
Hostess Brands, Inc. Class A (a)	714,386	8,586,920
J&J Snack Foods Corp.	90,665	11,517,175
John B. Sanfilippo & Son, Inc.	51,673	4,243,903
Lancaster Colony Corp.	113,352	15,260,580
Landec Corp. (a)	156,080	1,740,292
Limoneira Co.	93,703	1,250,935
Sanderson Farms, Inc.	119,356	16,249,126
Seneca Foods Corp. Class A (a)	39,758	1,430,493
The Simply Good Foods Co. (a)	494,592	9,323,059
Tootsie Roll Industries, Inc. (b)	99,424	3,492,765
		136,656,947
Household Products - 0.2%
Central Garden & Pet Co. (a)	14,964	492,914
Central Garden & Pet Co. Class A (non-vtg.) (a)	289,298	8,797,552
Oil-Dri Corp. of America	31,345	1,171,990
WD-40 Co. (b)	82,364	14,354,398
		24,816,854
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	237,636	4,165,759
Edgewell Personal Care Co. (a)	324,427	8,957,429
elf Beauty, Inc. (a)(b)	155,081	2,026,909
Inter Parfums, Inc.	105,187	4,700,807
LifeVantage Corp. (a)	82,545	1,279,448
MediFast, Inc. (b)	66,384	5,037,218
Nature's Sunshine Products, Inc. (a)	45,151	397,329
Revlon, Inc. (a)(b)	39,993	532,707
USANA Health Sciences, Inc. (a)	75,173	6,706,935
Youngevity International, Inc. (a)(b)	46,148	76,144
		33,880,685
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	675,793	635,381
Pyxus International, Inc. (a)(b)	48,139	126,124
Turning Point Brands, Inc. (b)	50,001	1,165,023
Universal Corp.	144,802	7,004,073
Vector Group Ltd.	662,812	7,092,088
		16,022,689

TOTAL CONSUMER STAPLES		325,521,818

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Archrock, Inc.	775,154	3,728,491
Cactus, Inc.	284,805	5,063,833
COVIA Corp. (a)(b)	177,202	115,181
DMC Global, Inc. (b)	84,697	2,186,030
Dril-Quip, Inc. (a)	217,543	7,207,200
Era Group, Inc. (a)	113,174	579,451
Exterran Corp. (a)	176,588	1,200,798
Forum Energy Technologies, Inc. (a)	446,301	191,909
Frank's International NV (a)	637,256	1,548,532
FTS International, Inc. (a)	185,687	76,132
Geospace Technologies Corp. (a)	80,677	501,004
Helix Energy Solutions Group, Inc. (a)	846,637	2,150,458
Independence Contract Drilling, Inc. (a)(b)	15,570	121,290
KLX Energy Services Holdings, Inc. (a)(b)	89,624	116,511
Liberty Oilfield Services, Inc. Class A (b)	315,938	1,491,227
Mammoth Energy Services, Inc. (b)	47,650	40,026
Matrix Service Co. (a)	158,504	1,654,782
Nabors Industries Ltd.	42,846	631,122
Natural Gas Services Group, Inc. (a)	72,094	457,797
NCS Multistage Holdings, Inc. (a)	43,586	29,203
Newpark Resources, Inc. (a)	541,239	828,096
Nextier Oilfield Solutions, Inc. (a)	954,522	2,214,491
Nine Energy Service, Inc. (a)(b)	56,480	81,896
Noble Corp. (a)	1,351,815	348,768
Oceaneering International, Inc. (a)	592,361	3,044,736
Oil States International, Inc. (a)	366,324	1,260,155
Pacific Drilling SA (a)	139,800	89,584
ProPetro Holding Corp. (a)	478,794	2,030,087
RigNet, Inc. (a)	73,048	98,615
RPC, Inc. (b)	350,584	1,195,491
SEACOR Holdings, Inc. (a)	104,862	2,963,400
SEACOR Marine Holdings, Inc. (a)	106,172	332,318
Seadrill Ltd. (a)(b)	357,404	205,007
Select Energy Services, Inc. Class A (a)	350,348	1,681,670
Smart Sand, Inc. (a)(b)	98,114	81,435
Solaris Oilfield Infrastructure, Inc. Class A	190,468	1,302,801
TETRA Technologies, Inc. (a)	614,224	298,697
Tidewater, Inc. (a)	237,898	1,370,292
U.S. Silica Holdings, Inc. (b)	451,391	866,671
U.S. Well Services, Inc. (a)(b)	144,844	66,874
		49,452,061
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. (a)(b)	936,740	294,792
Altus Midstream Co. (a)(b)	289,701	220,173
Amplify Energy Corp. New (b)	53,617	70,774
Arch Coal, Inc. (b)	90,235	2,633,960
Ardmore Shipping Corp.	201,984	1,329,055
Berry Petroleum Corp.	371,285	1,273,508
Bonanza Creek Energy, Inc. (a)	114,209	1,994,089
Brigham Minerals, Inc. Class A	170,295	2,195,103
California Resources Corp. (a)(b)	297,684	833,515
Callon Petroleum Co. (a)(b)	2,325,779	2,185,535
Chaparral Energy, Inc. Class A (a)(b)	163,292	79,948
Clean Energy Fuels Corp. (a)	812,141	1,750,164
CNX Resources Corp. (a)	1,118,890	11,860,234
Comstock Resources, Inc. (a)(b)	93,736	718,018
CONSOL Energy, Inc. (a)(b)	154,204	1,170,408
CVR Energy, Inc.	177,762	4,239,624
Delek U.S. Holdings, Inc.	443,864	10,364,224
Denbury Resources, Inc. (a)(b)	2,904,134	1,032,420
DHT Holdings, Inc.	660,302	4,793,793
Diamond S Shipping, Inc. (a)(b)	163,983	2,035,029
Dorian LPG Ltd. (a)	162,212	1,539,392
Earthstone Energy, Inc. (a)(b)	113,496	262,176
Energy Fuels, Inc. (a)	579,910	1,029,044
Evolution Petroleum Corp.	153,753	456,646
Extraction Oil & Gas, Inc. (a)(b)	462,033	244,693
Falcon Minerals Corp.	231,626	566,326
GasLog Ltd.	246,194	1,137,416
Golar LNG Ltd. (b)	569,129	4,035,125
Goodrich Petroleum Corp. (a)	51,599	439,107
Green Plains, Inc. (b)	207,735	1,219,404
Gulfport Energy Corp. (a)(b)	994,499	2,540,945
Hallador Energy Co. (b)	98,648	75,140
Highpoint Resources, Inc. (a)	617,703	204,830
International Seaways, Inc.	151,476	3,665,719
Laredo Petroleum, Inc. (a)	1,105,571	1,205,072
Magnolia Oil & Gas Corp. Class A (a)	606,769	3,925,795
Matador Resources Co. (a)(b)	665,420	4,684,557
Montage Resources Corp. (a)(b)	131,404	897,489
NACCO Industries, Inc. Class A	22,074	775,901
National Energy Services Reunited Corp. (a)	141,977	725,502
Nextdecade Corp. (a)	57,879	96,658
Nordic American Tanker Shipping Ltd. (b)	834,296	5,022,462
Northern Oil & Gas, Inc. (a)(b)	1,762,246	1,475,352
Oasis Petroleum, Inc. (a)(b)	1,980,713	1,394,224
Overseas Shipholding Group, Inc. (a)	379,930	949,825
Panhandle Royalty Co. Class A	82,936	359,113
Par Pacific Holdings, Inc. (a)	212,107	2,061,680
PDC Energy, Inc. (a)	599,358	7,785,660
Peabody Energy Corp. (b)	383,104	1,298,723
Penn Virginia Corp. (a)	83,484	525,114
PrimeEnergy Corp. (a)	2,693	168,259
QEP Resources, Inc.	1,426,738	1,406,764
Renewable Energy Group, Inc. (a)(b)	220,717	5,475,989
Rex American Resources Corp. (a)	33,415	1,987,524
Ring Energy, Inc. (a)(b)	307,561	277,205
Rosehill Resources, Inc. (a)(b)	54,469	24,838
SandRidge Energy, Inc. (a)	170,049	338,398
Scorpio Tankers, Inc. (b)	264,619	5,792,510
Ship Finance International Ltd. (NY Shares) (b)	485,982	5,486,737
SilverBow Resources, Inc. (a)(b)	42,288	228,778
SM Energy Co.	665,236	2,694,206
Southwestern Energy Co. (a)(b)	3,262,576	10,538,120
Talos Energy, Inc. (a)(b)	120,906	1,377,119
Teekay Corp. (a)(b)	414,623	1,542,398
Teekay Tankers Ltd. (a)	142,864	2,901,568
Tellurian, Inc. (a)(b)	573,591	814,499
Unit Corp. (a)	126,945	42,907
Uranium Energy Corp. (a)(b)	1,084,777	1,193,255
W&T Offshore, Inc. (a)(b)	565,923	1,567,607
Whiting Petroleum Corp. (a)(b)	541,951	682,858
World Fuel Services Corp.	386,885	9,672,125
		155,887,120

TOTAL ENERGY		205,339,181

FINANCIALS - 15.8%
Banks - 8.6%
1st Constitution Bancorp	50,830	645,541
1st Source Corp.	86,155	2,992,163
ACNB Corp.	47,645	1,332,154
Allegiance Bancshares, Inc.	113,927	2,857,289
Amalgamated Bank	85,857	918,670
American National Bankshares, Inc.	62,914	1,682,950
Ameris Bancorp	366,329	9,315,746
Ames National Corp.	51,743	1,096,952
Arrow Financial Corp.	79,063	2,253,296
Atlantic Capital Bancshares, Inc. (a)	132,046	1,657,177
Banc of California, Inc.	271,601	2,830,082
BancFirst Corp.	112,918	4,348,472
Bancorp, Inc., Delaware (a)	306,194	2,134,172
BancorpSouth Bank	595,347	13,032,146
Bank First National Corp. (b)	34,073	1,745,219
Bank of Commerce Holdings	100,150	770,154
Bank of Marin Bancorp	81,390	2,682,614
Bank7 Corp.	20,972	209,720
BankFinancial Corp.	82,211	679,885
Bankwell Financial Group, Inc.	36,413	555,298
Banner Corp.	209,907	8,066,726
Bar Harbor Bankshares	91,876	1,688,681
BayCom Corp. (a)	65,692	809,982
BCB Bancorp, Inc.	85,316	863,398
Berkshire Hills Bancorp, Inc.	269,155	4,586,401
Boston Private Financial Holdings, Inc.	493,231	3,748,556
Bridge Bancorp, Inc.	100,611	2,081,642
Brookline Bancorp, Inc., Delaware	468,690	4,785,325
Bryn Mawr Bank Corp.	121,238	3,529,844
Business First Bancshares, Inc.	74,969	1,048,067
Byline Bancorp, Inc.	141,378	1,741,777
C & F Financial Corp.	19,651	698,790
Cadence Bancorp Class A	748,468	4,954,858
Cambridge Bancorp	30,176	1,683,217
Camden National Corp.	91,602	2,999,966
Capital Bancorp, Inc. (a)	45,229	491,187
Capital City Bank Group, Inc.	80,932	1,783,741
Capstar Financial Holdings, Inc.	83,724	955,291
Carolina Financial Corp.	142,334	4,815,159
Carter Bank & Trust	132,746	1,258,432
Cathay General Bancorp	458,089	12,789,845
CBTX, Inc.	109,687	1,980,947
Centerstate Banks of Florida, Inc.	723,697	12,585,091
Central Pacific Financial Corp.	166,345	2,909,374
Central Valley Community Bancorp	65,037	951,491
Century Bancorp, Inc. Class A (non-vtg.)	17,248	1,288,253
Chemung Financial Corp.	21,034	515,333
Citizens & Northern Corp.	70,863	1,267,030
City Holding Co.	95,132	6,429,972
Civista Bancshares, Inc.	93,435	1,432,359
CNB Financial Corp., Pennsylvania	87,088	1,544,941
Coastal Financial Corp. of Washington (a)	44,365	582,512
Codorus Valley Bancorp, Inc.	52,566	738,552
Colony Bankcorp, Inc.	40,565	511,119
Columbia Banking Systems, Inc.	431,386	11,643,108
Community Bank System, Inc.	304,594	19,034,079
Community Bankers Trust Corp.	128,624	719,008
Community Financial Corp.	25,182	584,222
Community Trust Bancorp, Inc.	92,998	3,152,632
ConnectOne Bancorp, Inc.	204,354	3,053,049
CrossFirst Bankshares, Inc. (a)(b)	284,410	2,750,245
Customers Bancorp, Inc. (a)	171,715	2,191,083
CVB Financial Corp.	799,436	16,616,277
Eagle Bancorp, Inc.	193,155	6,775,877
Enterprise Bancorp, Inc.	53,121	1,282,872
Enterprise Financial Services Corp.	146,640	4,507,714
Equity Bancshares, Inc. (a)	91,998	1,724,043
Esquire Financial Holdings, Inc. (a)	38,506	632,269
Evans Bancorp, Inc. (b)	27,511	763,980
Farmers & Merchants Bancorp, Inc.	57,166	1,371,984
Farmers National Banc Corp.	158,672	1,965,946
FB Financial Corp.	104,264	2,329,258
Fidelity D & D Bancorp, Inc. (b)	15,324	591,200
Financial Institutions, Inc.	92,558	1,790,997
First Bancorp, North Carolina	177,003	4,706,510
First Bancorp, Puerto Rico	1,283,031	7,480,071
First Bancshares, Inc.	113,375	2,258,430
First Bank Hamilton New Jersey	95,951	759,932
First Busey Corp.	310,495	5,719,318
First Business Finance Services, Inc.	47,081	808,852
First Capital, Inc. (b)	18,781	936,233
First Choice Bancorp	59,466	905,073
First Commonwealth Financial Corp.	586,240	5,581,005
First Community Bankshares, In	108,384	2,554,611
First Financial Bancorp, Ohio	584,740	8,993,301
First Financial Bankshares, Inc.	778,172	21,672,090
First Financial Corp., Indiana	80,175	2,847,816
First Financial Northwest, Inc.	40,539	398,093
First Foundation, Inc.	239,934	3,301,492
First Guaranty Bancshares, Inc. (b)	25,968	350,828
First Internet Bancorp	56,253	883,172
First Interstate Bancsystem, Inc.	226,939	7,670,538
First Merchants Corp.	323,934	9,170,572
First Mid-Illinois Bancshares, Inc.	88,442	2,361,401
First Midwest Bancorp, Inc., Delaware	637,794	9,426,595
First Northwest Bancorp	51,124	595,595
First of Long Island Corp.	140,242	2,214,421
Flushing Financial Corp.	162,894	2,034,546
FNCM Bancorp, Inc.	89,947	557,671
Franklin Financial Network, Inc.	81,228	1,926,728
Franklin Financial Services Corp.	24,099	696,461
Fulton Financial Corp.	961,371	11,238,427
FVCBankcorp, Inc. (a)	71,953	828,179
German American Bancorp, Inc.	149,667	4,449,600
Glacier Bancorp, Inc.	520,858	19,834,273
Great Southern Bancorp, Inc.	66,904	2,848,103
Great Western Bancorp, Inc.	337,930	6,353,084
Guaranty Bancshares, Inc. Texas	50,012	1,348,824
Hancock Whitney Corp.	519,337	10,859,337
Hanmi Financial Corp.	183,599	2,216,040
HarborOne Bancorp, Inc.	157,675	1,264,554
Hawthorn Bancshares, Inc.	30,007	546,127
HBT Financial, Inc.	53,272	620,619
Heartland Financial U.S.A., Inc.	209,594	7,119,908
Heritage Commerce Corp.	336,896	2,991,636
Heritage Financial Corp., Washington	220,740	4,425,837
Hilltop Holdings, Inc.	417,931	8,066,068
Home Bancshares, Inc.	929,577	14,250,415
HomeTrust Bancshares, Inc.	94,924	1,458,982
Hope Bancorp, Inc.	719,885	7,162,856
Horizon Bancorp, Inc. Indiana	230,640	2,624,683
Howard Bancorp, Inc. (a)	74,976	837,482
IBERIABANK Corp.	313,460	12,996,052
Independent Bank Corp.	135,811	1,995,064
Independent Bank Corp., Massachusetts	198,822	14,492,136
Independent Bank Group, Inc.	215,925	6,544,687
International Bancshares Corp.	332,780	9,647,292
Investar Holding Corp.	53,818	675,416
Investors Bancorp, Inc.	1,360,764	12,668,713
Lakeland Bancorp, Inc.	303,210	3,392,920
Lakeland Financial Corp.	148,172	6,272,121
LCNB Corp.	69,663	998,967
Level One Bancorp, Inc.	29,132	527,581
Live Oak Bancshares, Inc.	159,120	2,219,724
Macatawa Bank Corp.	147,169	1,130,258
Mackinac Financial Corp.	51,943	536,052
Mainstreet Bancshares, Inc. (a)	40,139	602,888
Malvern Bancorp, Inc. (a)	44,222	581,519
Mercantil Bank Holding Corp. Class A (a)(b)	115,786	1,565,427
Mercantile Bank Corp.	97,559	2,302,392
Metrocity Bankshares, Inc.	94,446	999,711
Metropolitan Bank Holding Corp. (a)	42,366	1,062,963
Mid Penn Bancorp, Inc.	39,129	766,928
Midland States Bancorp, Inc.	132,975	2,156,855
MidWestOne Financial Group, Inc.	72,238	1,507,607
MVB Financial Corp.	55,964	768,386
National Bank Holdings Corp.	177,673	4,722,548
National Bankshares, Inc.	37,625	1,127,998
NBT Bancorp, Inc.	255,281	8,457,460
Nicolet Bankshares, Inc. (a)	56,371	3,101,532
Northeast Bank	48,730	816,228
Northrim Bancorp, Inc.	37,743	885,073
Norwood Financial Corp.	33,986	802,919
Oak Valley Bancorp Oakdale California	35,955	469,572
OFG Bancorp	306,392	3,854,411
Ohio Valley Banc Corp.	20,997	529,124
Old National Bancorp, Indiana	1,011,703	14,335,832
Old Second Bancorp, Inc.	175,231	1,442,151
Opus Bank	133,399	2,563,929
Origin Bancorp, Inc.	115,145	2,566,582
Orrstown Financial Services, Inc.	56,699	873,165
Pacific City Financial Corp.	71,908	674,497
Pacific Mercantile Bancorp (a)	111,432	446,842
Pacific Premier Bancorp, Inc.	350,475	7,482,641
Park National Corp.	79,218	6,335,856
Parke Bancorp, Inc.	57,607	811,683
Peapack-Gladstone Financial Corp.	113,769	2,146,821
Penns Woods Bancorp, Inc.	37,030	847,987
People's Utah Bancorp	94,353	2,026,702
Peoples Bancorp of North Carolina	27,036	470,426
Peoples Bancorp, Inc.	110,865	2,695,128
Peoples Financial Services Corp.	38,409	1,421,517
Preferred Bank, Los Angeles	82,473	3,146,345
Premier Financial Bancorp, Inc.	77,303	1,004,939
Professional Holdings Corp. (A Shares)	19,739	289,966
QCR Holdings, Inc.	91,037	2,802,119
RBB Bancorp	98,997	1,279,041
Red River Bancshares, Inc.	29,226	1,119,064
Reliant Bancorp, Inc.	61,205	891,145
Renasant Corp.	333,634	8,751,220
Republic Bancorp, Inc., Kentucky Class A	59,138	1,971,070
Republic First Bancorp, Inc. (a)	234,763	617,427
Richmond Mutual Bancorp., Inc. (a)	75,219	803,339
S&T Bancorp, Inc.	227,875	6,086,541
Sandy Spring Bancorp, Inc.	207,844	5,300,022
SB One Bancorp	51,385	947,026
Seacoast Banking Corp., Florida (a)	305,488	6,864,315
Select Bancorp, Inc. New (a)	99,300	814,260
ServisFirst Bancshares, Inc.	285,292	10,133,572
Shore Bancshares, Inc.	72,532	805,105
Sierra Bancorp	88,270	1,791,881
Silvergate Capital Corp. (a)(b)	19,607	311,751
Simmons First National Corp. Class A	571,518	10,687,387
SmartFinancial, Inc.	74,144	1,072,122
South Plains Financial, Inc.	58,564	727,951
South State Corp.	200,274	11,583,848
Southern First Bancshares, Inc. (a)	44,088	1,285,606
Southern National Bancorp of Virginia, Inc.	121,452	1,223,022
Southside Bancshares, Inc.	191,739	5,830,783
Spirit of Texas Bancshares, Inc. (a)	86,929	998,814
Stock Yards Bancorp, Inc.	124,151	4,101,949
Summit Financial Group, Inc.	64,510	1,139,247
The Bank of NT Butterfield & Son Ltd.	317,283	6,983,399
The Bank of Princeton	31,175	654,675
The First Bancorp, Inc.	57,496	1,259,162
Tompkins Financial Corp.	86,142	5,815,446
TowneBank	400,139	8,082,808
Trico Bancshares	161,335	4,859,410
TriState Capital Holdings, Inc. (a)	165,041	2,346,883
Triumph Bancorp, Inc. (a)	136,342	3,778,037
Trustmark Corp.	385,466	10,257,250
UMB Financial Corp.	265,502	13,498,122
Union Bankshares Corp.	479,249	11,439,674
Union Bankshares, Inc.	19,630	471,709
United Bankshares, Inc., West Virginia (b)	585,071	17,528,727
United Community Bank, Inc.	472,252	9,985,769
United Security Bancshares, California	75,155	500,532
Unity Bancorp, Inc.	46,558	668,573
Univest Corp. of Pennsylvania	174,018	3,080,119
Valley National Bancorp	2,323,412	19,423,724
Veritex Holdings, Inc.	302,407	5,310,267
Washington Trust Bancorp, Inc.	91,383	3,199,319
WesBanco, Inc.	387,614	9,566,314
West Bancorp., Inc.	92,785	1,725,801
Westamerica Bancorp.	155,800	9,815,400
		856,446,071
Capital Markets - 1.5%
Ares Management Corp. (b)	428,762	14,384,965
Artisan Partners Asset Management, Inc.	299,769	8,825,199
Assetmark Financial Holdings, Inc. (a)(b)	81,867	1,963,989
Associated Capital Group, Inc.	11,160	427,093
B. Riley Financial, Inc.	124,792	2,482,113
Blucora, Inc. (a)	292,560	4,116,319
BrightSphere Investment Group, Inc.	391,168	2,898,555
Cohen & Steers, Inc.	136,591	7,886,764
Cowen Group, Inc. Class A	168,089	1,840,575
Diamond Hill Investment Group, Inc.	18,556	2,032,995
Donnelley Financial Solutions, Inc. (a)	185,288	1,348,897
Federated Hermes, Inc. Class B (non-vtg.)	578,287	13,167,595
Focus Financial Partners, Inc. Class A (a)(b)	183,830	4,386,184
Gain Capital Holdings, Inc.	117,777	770,262
GAMCO Investors, Inc. Class A	30,959	400,609
Greenhill & Co., Inc. (b)	89,016	949,801
Hamilton Lane, Inc. Class A	131,736	8,543,080
Houlihan Lokey	252,226	14,977,180
INTL FCStone, Inc. (a)	95,456	3,814,422
Moelis & Co. Class A	284,203	8,489,144
Och-Ziff Capital Management Group LLC Class A	101,411	1,486,685
Oppenheimer Holdings, Inc. Class A (non-vtg.)	59,234	1,219,036
Piper Jaffray Companies	79,530	4,287,462
PJT Partners, Inc.	135,795	6,605,069
Pzena Investment Management, Inc.	104,439	513,840
Safeguard Scientifics, Inc.	108,893	772,051
Siebert Financial Corp. (a)(b)	46,926	267,478
Silvercrest Asset Management Group Class A	47,906	487,683
Stifel Financial Corp.	398,556	17,648,060
Value Line, Inc.	6,577	203,755
Virtus Investment Partners, Inc.	38,795	3,152,870
Waddell & Reed Financial, Inc. Class A	406,992	5,921,734
Westwood Holdings Group, Inc.	48,334	1,113,132
WisdomTree Investments, Inc.	800,916	2,594,968
		149,979,564
Consumer Finance - 0.6%
CURO Group Holdings Corp.	94,468	880,442
Elevate Credit, Inc. (a)	122,578	229,221
Encore Capital Group, Inc. (a)	185,063	4,807,937
Enova International, Inc. (a)	193,144	3,098,030
EZCORP, Inc. (non-vtg.) Class A (a)(b)	303,421	1,699,158
First Cash Financial Services, Inc.	247,444	17,776,377
Green Dot Corp. Class A (a)	290,137	8,849,179
LendingClub Corp. (a)	403,306	3,093,357
Medallion Financial Corp. (a)	121,550	350,064
Nelnet, Inc. Class A	107,385	5,170,588
Oportun Financial Corp. (a)(b)	45,824	342,764
PRA Group, Inc. (a)(b)	269,863	7,486,000
Regional Management Corp. (a)	50,768	809,242
World Acceptance Corp. (a)(b)	32,505	2,205,464
		56,797,823
Diversified Financial Services - 0.3%
Alerus Financial Corp. (b)	16,947	288,099
Banco Latinoamericano de Comercio Exterior SA Series E	185,237	2,115,407
Cannae Holdings, Inc. (a)	443,210	13,983,276
FGL Holdings Class A	871,999	9,051,350
GWG Holdings, Inc. (a)(b)	12,594	108,057
Marlin Business Services Corp.	49,612	527,872
On Deck Capital, Inc. (a)	357,032	432,009
Rafael Holdings, Inc. (a)	62,818	886,362
		27,392,432
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	270,729	4,656,539
American Equity Investment Life Holding Co.	540,733	11,366,208
Amerisafe, Inc.	114,525	7,291,807
Argo Group International Holdings, Ltd.	195,749	6,921,685
BRP Group, Inc. (a)(b)	111,504	1,117,270
Citizens, Inc. Class A (a)(b)	294,984	1,640,111
CNO Financial Group, Inc.	888,023	12,485,603
Crawford & Co. Class A	95,283	678,415
Donegal Group, Inc. Class A	59,256	848,546
eHealth, Inc. (a)	136,694	14,585,250
Employers Holdings, Inc.	188,301	5,718,701
Enstar Group Ltd. (a)	68,627	9,924,837
FBL Financial Group, Inc. Class A	58,355	2,280,513
Fednat Holding Co.	69,552	842,970
Genworth Financial, Inc. Class A	3,036,056	11,020,883
Global Indemnity Ltd.	46,371	1,140,263
Goosehead Insurance (b)	69,324	3,891,849
Greenlight Capital Re, Ltd. (a)(b)	178,099	1,161,205
Hallmark Financial Services, Inc. (a)	73,292	316,621
HCI Group, Inc.	36,488	1,519,725
Health Insurance Innovations, Inc. (a)(b)	59,021	1,542,219
Heritage Insurance Holdings, Inc.	158,441	1,796,721
Horace Mann Educators Corp.	247,705	8,709,308
Independence Holding Co.	28,438	786,595
Investors Title Co.	8,602	1,151,808
James River Group Holdings Ltd.	177,945	6,313,489
Kinsale Capital Group, Inc.	122,799	13,338,427
MBIA, Inc. (a)(b)	450,750	3,669,105
National General Holdings Corp.	405,953	7,725,286
National Western Life Group, Inc.	13,668	2,634,234
NI Holdings, Inc. (a)	54,505	736,363
Palomar Holdings, Inc.	111,568	6,526,728
ProAssurance Corp.	319,901	6,842,682
ProSight Global, Inc.	50,108	418,903
Protective Insurance Corp. Class B	53,628	837,669
RLI Corp.	239,269	17,425,961
Safety Insurance Group, Inc.	88,295	7,427,375
Selective Insurance Group, Inc.	350,667	17,578,937
State Auto Financial Corp.	104,667	2,626,095
Stewart Information Services Corp.	140,985	4,491,782
Third Point Reinsurance Ltd. (a)	440,300	3,275,832
Tiptree, Inc.	134,729	860,918
Trupanion, Inc. (a)(b)	172,568	5,161,509
United Fire Group, Inc.	126,954	3,630,884
United Insurance Holdings Corp.	125,806	1,075,641
Universal Insurance Holdings, Inc.	178,339	3,251,120
Watford Holdings Ltd. (a)	108,499	1,339,963
		230,584,555
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	184,717	589,247
Anworth Mortgage Asset Corp.	596,718	1,026,355
Apollo Commercial Real Estate Finance, Inc.	920,046	7,498,375
Ares Commercial Real Estate Corp.	195,617	1,516,032
Arlington Asset Investment Corp.	200,416	567,177
Armour Residential REIT, Inc.	354,018	3,129,519
Blackstone Mortgage Trust, Inc.	768,093	18,073,228
Capstead Mortgage Corp.	560,595	2,909,488
Cherry Hill Mortgage Investment Corp.	102,882	716,059
Colony NorthStar Credit Real Estate, Inc.	488,775	2,351,008
Dynex Capital, Inc.	134,079	1,918,670
Ellington Financial LLC	235,375	2,445,546
Exantas Capital Corp.	181,582	537,483
Granite Point Mortgage Trust, Inc.	328,234	1,634,605
Great Ajax Corp.	100,911	877,926
Invesco Mortgage Capital, Inc.	992,198	3,016,282
KKR Real Estate Finance Trust, Inc. (b)	154,704	2,441,229
Ladder Capital Corp. Class A	614,659	4,886,539
New York Mortgage Trust, Inc.	2,260,620	4,928,152
Orchid Island Capital, Inc.	396,856	1,563,613
PennyMac Mortgage Investment Trust	590,149	6,137,550
Redwood Trust, Inc.	658,642	2,700,432
TPG RE Finance Trust, Inc.	298,424	2,294,881
Western Asset Mortgage Capital Corp.	274,231	836,405
ZAIS Financial Corp.	234,759	1,565,843
		76,161,644
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. (a)	348,251	8,027,186
Bridgewater Bancshares, Inc. (a)	129,959	1,316,485
Capitol Federal Financial, Inc.	790,661	9,480,025
Columbia Financial, Inc. (a)(b)	313,013	4,430,699
Dime Community Bancshares, Inc.	185,519	3,048,077
ESSA Bancorp, Inc.	48,301	579,612
Essent Group Ltd.	577,881	15,787,709
Farmer Mac Class C (non-vtg.)	54,116	3,605,749
First Defiance Financial Corp.	226,257	3,932,347
Flagstar Bancorp, Inc.	206,696	5,355,493
FS Bancorp, Inc.	25,096	1,052,777
Greene County Bancorp, Inc.	16,501	346,356
Hingham Institution for Savings	8,728	1,335,559
Home Bancorp, Inc.	46,720	1,186,688
HomeStreet, Inc.	132,178	3,377,148
Kearny Financial Corp.	464,798	4,322,621
Luther Burbank Corp.	121,234	1,304,478
Merchants Bancorp/IN (b)	50,545	778,393
Meridian Bancorp, Inc. Maryland	294,972	3,474,770
Meta Financial Group, Inc.	205,939	3,793,396
MMA Capital Management, LLC (a)	28,151	718,132
NMI Holdings, Inc. (a)	395,719	5,350,121
Northfield Bancorp, Inc.	264,964	2,986,144
Northwest Bancshares, Inc.	744,297	7,896,991
OceanFirst Financial Corp.	328,841	5,540,971
Ocwen Financial Corp. (a)	708,452	298,754
OP Bancorp	76,405	539,419
PCSB Financial Corp.	98,124	1,339,393
PDL Community Bancorp (a)	41,057	378,135
Pennymac Financial Services, Inc.	150,229	4,532,409
Pioneer Bancorp, Inc. (a)	62,818	664,614
Provident Bancorp, Inc.	50,082	477,782
Provident Financial Holdings, Inc.	33,431	436,275
Provident Financial Services, Inc.	365,427	5,243,877
Prudential Bancorp, Inc.	50,152	616,870
Radian Group, Inc.	1,214,004	18,185,780
Riverview Bancorp, Inc.	129,462	715,925
Southern Missouri Bancorp, Inc.	45,792	1,086,644
Sterling Bancorp, Inc.	100,872	364,148
Territorial Bancorp, Inc.	45,069	1,132,584
Timberland Bancorp, Inc.	44,728	865,487
Trustco Bank Corp., New York	580,512	3,657,226
Velocity Financial, Inc. (b)	43,777	165,915
Walker & Dunlop, Inc.	165,659	6,366,275
Washington Federal, Inc.	464,425	12,418,725
Waterstone Financial, Inc.	140,134	2,034,746
Westfield Financial, Inc.	138,365	831,574
WMI Holdings Corp. (a)	457,021	4,378,261
WSFS Financial Corp.	304,824	8,894,764
		174,653,509

TOTAL FINANCIALS		1,572,015,598

HEALTH CARE - 21.6%
Biotechnology - 9.9%
89Bio, Inc. (a)(b)	17,596	413,682
Abeona Therapeutics, Inc. (a)	328,370	781,521
ACADIA Pharmaceuticals, Inc. (a)(b)	675,127	32,615,385
Acceleron Pharma, Inc. (a)	270,018	24,444,730
Acorda Therapeutics, Inc. (a)(b)	233,844	225,075
Adamas Pharmaceuticals, Inc. (a)	140,522	453,886
ADMA Biologics, Inc. (a)(b)	417,065	1,230,342
Aduro Biotech, Inc. (a)	389,066	1,075,767
Adverum Biotechnologies, Inc. (a)(b)	378,448	4,484,609
Aeglea BioTherapeutics, Inc. (a)(b)	149,313	1,160,162
Affimed NV (a)	461,082	1,009,770
Agenus, Inc. (a)(b)	640,026	1,705,669
AgeX Therapeutics, Inc. (a)(b)	104,693	88,382
Aimmune Therapeutics, Inc. (a)(b)	269,469	4,613,309
Akebia Therapeutics, Inc. (a)	706,247	5,720,601
Akero Therapeutics, Inc. (a)(b)	50,731	1,034,912
Albireo Pharma, Inc. (a)	77,320	1,736,607
Aldeyra Therapeutics, Inc. (a)(b)	135,604	427,153
Alector, Inc. (a)(b)	207,130	5,120,254
Allakos, Inc. (a)(b)	116,875	7,685,700
Allogene Therapeutics, Inc. (a)(b)	232,413	6,716,736
AMAG Pharmaceuticals, Inc. (a)(b)	201,258	1,616,102
Amicus Therapeutics, Inc. (a)	1,535,330	18,132,247
AnaptysBio, Inc. (a)(b)	146,713	2,291,657
Anavex Life Sciences Corp. (a)(b)	295,235	1,021,513
Anika Therapeutics, Inc. (a)(b)	80,152	2,663,451
Apellis Pharmaceuticals, Inc. (a)	343,282	11,764,274
Applied Therapeutics, Inc. (a)(b)	48,670	1,739,953
Aprea Therapeutics, Inc. (b)	39,199	1,246,136
Arcus Biosciences, Inc. (a)	194,103	5,126,260
Arcutis Biotherapeutics, Inc. (a)(b)	62,263	1,850,456
Ardelyx, Inc. (a)	373,363	2,456,729
Arena Pharmaceuticals, Inc. (a)	302,559	14,816,314
Arrowhead Pharmaceuticals, Inc. (a)	600,590	20,678,314
Assembly Biosciences, Inc. (a)	170,789	2,990,515
Atara Biotherapeutics, Inc. (a)(b)	309,838	2,568,557
Athenex, Inc. (a)(b)	409,091	3,657,274
Athersys, Inc. (a)(b)	796,481	1,831,906
Atreca, Inc. (b)	102,730	1,569,714
Avid Bioservices, Inc. (a)(b)	339,532	2,071,145
AVROBIO, Inc. (a)	140,012	1,801,954
Axcella Health, Inc.	46,613	217,217
Beam Therapeutics, Inc. (b)	72,091	1,149,851
BeyondSpring, Inc. (a)(b)	76,419	1,096,613
BioCryst Pharmaceuticals, Inc. (a)(b)	921,646	3,603,636
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	256,696	12,090,382
Biospecifics Technologies Corp. (a)	37,168	2,115,231
BioTime, Inc. (a)(b)	623,478	529,956
BioXcel Therapeutics, Inc. (a)	41,371	1,530,727
Black Diamond Therapeutics, Inc. (a)(b)	72,187	2,673,806
Blueprint Medicines Corp. (a)	321,199	18,896,137
Bridgebio Pharma, Inc. (b)	449,592	13,726,044
Cabaletta Bio, Inc. (a)	38,155	276,624
Calithera Biosciences, Inc. (a)	335,993	2,059,637
Calyxt, Inc. (a)	51,106	222,822
CareDx, Inc. (a)(b)	246,680	6,260,738
CASI Pharmaceuticals, Inc. (a)(b)	292,039	543,193
Castle Biosciences, Inc. (b)	56,917	1,760,443
Catalyst Pharmaceutical Partners, Inc. (a)(b)	581,863	2,758,031
Cel-Sci Corp. (a)(b)	196,387	3,456,411
Celcuity, Inc. (a)	30,029	180,474
Cellular Biomedicine Group, Inc. (a)	72,368	1,049,336
Centogene NV (a)(b)	10,793	210,464
Checkpoint Therapeutics, Inc. (a)(b)	182,427	321,072
ChemoCentryx, Inc. (a)	244,015	12,935,235
Chimerix, Inc. (a)	259,444	596,721
Clovis Oncology, Inc. (a)(b)	301,435	2,293,920
Coherus BioSciences, Inc. (a)	375,638	6,235,591
Concert Pharmaceuticals, Inc. (a)	161,243	1,609,205
Constellation Pharmaceuticals, Inc. (a)	113,278	4,075,742
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	395,355	2,561,900
Cortexyme, Inc. (b)	67,806	3,093,310
Crinetics Pharmaceuticals, Inc. (a)(b)	65,432	1,091,406
Cue Biopharma, Inc. (a)	119,694	3,061,773
Cyclerion Therapeutics, Inc. (a)(b)	137,395	531,719
Cytokinetics, Inc. (a)(b)	333,992	5,046,619
CytomX Therapeutics, Inc. (a)	272,500	2,812,200
Deciphera Pharmaceuticals, Inc. (a)(b)	125,226	7,260,603
Denali Therapeutics, Inc. (a)(b)	312,835	6,838,573
Dicerna Pharmaceuticals, Inc. (a)	320,853	6,320,804
Dynavax Technologies Corp. (a)(b)	497,890	2,116,033
Eagle Pharmaceuticals, Inc. (a)	54,317	2,769,081
Editas Medicine, Inc. (a)(b)	309,137	7,147,247
Eidos Therapeutics, Inc. (a)(b)	67,584	3,138,601
Eiger Biopharmaceuticals, Inc. (a)	141,997	1,056,458
Emergent BioSolutions, Inc. (a)	273,677	20,238,414
Enanta Pharmaceuticals, Inc. (a)	113,872	5,280,245
Enochian Biosciences, Inc. (a)(b)	78,553	268,651
Epizyme, Inc. (a)(b)	465,323	7,659,217
Esperion Therapeutics, Inc. (a)(b)	151,722	6,008,191
Evelo Biosciences, Inc. (a)(b)	80,569	446,352
Fate Therapeutics, Inc. (a)	363,997	9,966,238
FibroGen, Inc. (a)	471,207	17,382,826
Five Prime Therapeutics, Inc. (a)	189,540	621,691
Flexion Therapeutics, Inc. (a)(b)	204,808	2,179,157
Frequency Therapeutics, Inc. (b)	36,551	581,526
G1 Therapeutics, Inc. (a)(b)	202,125	2,653,901
Galectin Therapeutics, Inc. (a)(b)	240,306	597,160
Galera Therapeutics, Inc. (a)	10,149	138,635
Geron Corp. (a)(b)	1,114,094	1,325,772
Global Blood Therapeutics, Inc. (a)(b)	347,494	26,590,241
GlycoMimetics, Inc. (a)(b)	191,552	534,430
Gossamer Bio, Inc. (a)	257,519	3,352,897
Gritstone Oncology, Inc. (a)(b)	151,329	1,060,816
Halozyme Therapeutics, Inc. (a)(b)	805,978	18,259,432
Harpoon Therapeutics, Inc. (a)(b)	43,278	545,303
Heron Therapeutics, Inc. (a)(b)	503,784	7,183,960
Homology Medicines, Inc. (a)(b)	149,950	1,809,897
Hookipa Pharma, Inc.	59,206	524,565
IGM Biosciences, Inc. (a)(b)	29,551	1,618,508
ImmunoGen, Inc. (a)	1,007,626	4,111,114
Immunomedics, Inc. (a)(b)	1,140,313	34,642,709
Inovio Pharmaceuticals, Inc. (a)(b)	567,794	6,830,562
Insmed, Inc. (a)	533,222	12,264,106
Intellia Therapeutics, Inc. (a)(b)	232,913	3,137,338
Intercept Pharmaceuticals, Inc. (a)(b)	150,677	12,343,460
Invitae Corp. (a)(b)	519,173	8,592,313
Iovance Biotherapeutics, Inc. (a)	702,724	22,592,577
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	936,147	9,361,470
Jounce Therapeutics, Inc. (a)(b)	94,685	463,957
Kadmon Holdings, Inc. (a)(b)	959,489	4,125,803
Kalvista Pharmaceuticals, Inc. (a)	78,063	851,667
Karuna Therapeutics, Inc. (a)	62,959	5,230,634
Karyopharm Therapeutics, Inc. (a)(b)	357,308	7,878,641
Kezar Life Sciences, Inc. (a)(b)	182,979	860,001
Kindred Biosciences, Inc. (a)	222,029	1,114,586
Kiniksa Pharmaceuticals Ltd. (a)(b)	83,760	1,671,012
Kodiak Sciences, Inc. (a)(b)	167,914	9,159,709
Krystal Biotech, Inc. (a)(b)	62,686	2,958,152
Kura Oncology, Inc. (a)(b)	203,067	2,954,625
La Jolla Pharmaceutical Co. (a)(b)	124,588	904,509
Lexicon Pharmaceuticals, Inc. (a)(b)	238,759	451,255
Ligand Pharmaceuticals, Inc. Class B (a)(b)	102,592	10,112,493
LogicBio Therapeutics, Inc. (a)(b)	48,673	278,410
Macrogenics, Inc. (a)	284,890	2,051,208
Madrigal Pharmaceuticals, Inc. (a)(b)	53,870	4,507,842
Magenta Therapeutics, Inc. (a)	115,119	938,220
MannKind Corp. (a)(b)	1,113,036	1,446,947
Marker Therapeutics, Inc. (a)(b)	153,152	421,934
MediciNova, Inc. (a)(b)	248,738	1,281,001
MEI Pharma, Inc. (a)(b)	608,082	1,647,902
MeiraGTx Holdings PLC (a)	102,369	1,409,621
Mersana Therapeutics, Inc. (a)(b)	216,289	1,953,090
Minerva Neurosciences, Inc. (a)	179,120	1,606,706
Mirati Therapeutics, Inc. (a)	178,387	15,170,030
Mirum Pharmaceuticals, Inc. (a)(b)	31,142	526,300
Molecular Templates, Inc. (a)	121,178	1,966,719
Momenta Pharmaceuticals, Inc. (a)	680,526	21,572,674
Morphic Holding, Inc. (b)	65,724	894,504
Mustang Bio, Inc. (a)	162,536	448,599
Myriad Genetics, Inc. (a)	426,640	6,595,854
Natera, Inc. (a)	373,904	13,849,404
Neon Therapeutics, Inc. (a)	84,483	244,156
NextCure, Inc.	85,892	2,784,619
Novavax, Inc. (a)	192,215	3,484,858
OncoCyte Corp. (a)	132,596	358,009
Oncternal Therapeutics, Inc. (a)	775	2,093
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,311,816	5,132,232
Organogenesis Holdings, Inc. Class A (a)	65,612	243,421
OvaScience, Inc. (a)	71,774	119,863
Oyster Point Pharma, Inc. (a)(b)	33,536	985,958
Palatin Technologies, Inc. (a)(b)	1,338,797	648,647
PDL BioPharma, Inc. (a)(b)	672,726	2,280,541
Pfenex, Inc. (a)	181,758	1,045,109
PhaseBio Pharmaceuticals, Inc. (a)(b)	81,048	312,845
Pieris Pharmaceuticals, Inc. (a)(b)	280,544	743,442
Polarityte, Inc. (a)	106,727	109,929
Portola Pharmaceuticals, Inc. (a)(b)	456,737	3,233,698
Precigen, Inc. (a)(b)	436,115	1,570,014
Precision BioSciences, Inc. (a)(b)	215,417	1,482,069
Prevail Therapeutics, Inc.	85,545	1,236,125
Principia Biopharma, Inc. (a)	110,108	6,846,515
Progenics Pharmaceuticals, Inc. (a)	524,619	2,066,999
Protagonist Therapeutics, Inc. (a)	106,991	722,189
Prothena Corp. PLC (a)	240,635	2,699,925
PTC Therapeutics, Inc. (a)	362,149	18,440,627
Puma Biotechnology, Inc. (a)(b)	186,379	1,873,109
Radius Health, Inc. (a)	270,160	4,238,810
RAPT Therapeutics, Inc. (a)(b)	10,862	164,994
Recro Pharma, Inc. (a)	118,647	1,003,754
REGENXBIO, Inc. (a)	199,601	7,948,112
Repligen Corp. (a)	313,466	36,409,076
Replimune Group, Inc. (a)(b)	80,347	1,453,477
Retrophin, Inc. (a)(b)	247,065	3,760,329
Revolution Medicines, Inc.	84,195	2,632,778
Rhythm Pharmaceuticals, Inc. (a)(b)	175,209	3,300,938
Rigel Pharmaceuticals, Inc. (a)	1,029,530	1,842,859
Rocket Pharmaceuticals, Inc. (a)(b)	192,120	2,843,376
Rubius Therapeutics, Inc. (a)(b)	211,070	1,276,974
Sangamo Therapeutics, Inc. (a)(b)	686,553	5,595,407
Savara, Inc. (a)(b)	201,823	486,393
Scholar Rock Holding Corp. (a)(b)	106,435	1,748,727
Seres Therapeutics, Inc. (a)(b)	219,122	806,369
Solid Biosciences, Inc. (a)(b)	106,026	245,980
Sorrento Therapeutics, Inc. (a)(b)	780,150	1,770,941
Spectrum Pharmaceuticals, Inc. (a)	671,120	1,946,248
Spero Therapeutics, Inc. (a)	76,178	946,893
Springworks Therapeutics, Inc. (a)(b)	63,238	1,913,582
Stemline Therapeutics, Inc. (a)(b)	281,008	1,469,672
Stoke Therapeutics, Inc. (b)	101,984	2,144,724
Sutro Biopharma, Inc. (a)	64,493	635,256
Syndax Pharmaceuticals, Inc. (a)(b)	135,148	2,432,664
Synlogic, Inc. (a)(b)	90,402	188,036
Syros Pharmaceuticals, Inc. (a)(b)	206,630	1,741,891
TCR2 Therapeutics, Inc. (a)(b)	68,902	657,325
TG Therapeutics, Inc. (a)(b)	516,517	6,074,240
Tobira Therapeutics, Inc. rights (a)(c)	9,663	79,526
Tocagen, Inc. (a)(b)	119,743	140,099
Translate Bio, Inc. (a)(b)	208,153	2,672,685
Turning Point Therapeutics, Inc. (b)	166,163	8,559,056
Twist Bioscience Corp. (a)	156,840	5,130,236
Tyme, Inc. (a)(b)	355,459	575,844
Ultragenyx Pharmaceutical, Inc. (a)(b)	327,823	19,810,344
UNITY Biotechnology, Inc. (a)(b)	173,577	1,126,515
UroGen Pharma Ltd. (a)(b)	111,958	2,486,587
Vanda Pharmaceuticals, Inc. (a)	310,517	3,570,946
VBI Vaccines, Inc. (a)(b)	922,696	1,125,689
Veracyte, Inc. (a)	282,824	7,627,763
Vericel Corp. (a)(b)	267,521	3,879,055
Viela Bio, Inc. (b)	33,186	1,348,347
Viking Therapeutics, Inc. (a)(b)	388,817	2,239,586
Vir Biotechnology, Inc. (a)	43,053	1,313,547
Voyager Therapeutics, Inc. (a)(b)	147,077	1,589,902
X4 Pharmaceuticals, Inc. (a)	87,868	818,051
Xbiotech, Inc. (a)	78,298	1,238,674
Xencor, Inc. (a)	283,199	8,277,907
Y-mAbs Therapeutics, Inc. (a)(b)	141,760	4,760,301
ZIOPHARM Oncology, Inc. (a)(b)	1,106,236	3,097,461
		979,782,930
Health Care Equipment & Supplies - 4.8%
Accuray, Inc. (a)	538,296	1,203,092
Alphatec Holdings, Inc. (a)(b)	239,835	1,086,453
Angiodynamics, Inc. (a)	222,273	2,318,307
Antares Pharma, Inc. (a)	974,606	3,157,723
Atricure, Inc. (a)	227,831	9,824,073
Atrion Corp.	8,587	5,425,524
Avanos Medical, Inc. (a)(b)	283,167	8,792,335
AxoGen, Inc. (a)	206,160	2,010,060
Axonics Modulation Technologies, Inc. (a)(b)	111,472	3,590,513
BioLife Solutions, Inc. (a)(b)	43,328	473,575
BioSig Technologies, Inc. (a)(b)	97,158	753,946
Bovie Medical Corp. (a)	198,913	676,304
Cardiovascular Systems, Inc. (a)	206,916	8,690,472
Cerus Corp. (a)(b)	941,299	5,788,989
ConforMis, Inc. (a)(b)	373,006	286,730
CONMED Corp.	163,252	12,065,955
Cryolife, Inc. (a)	218,449	4,877,966
CryoPort, Inc. (a)(b)	189,781	3,575,474
Cutera, Inc. (a)	84,746	1,139,834
CytoSorbents Corp. (a)(b)	184,263	1,577,291
electroCore, Inc. (a)(b)	75,362	72,355
Genmark Diagnostics, Inc. (a)	331,355	4,145,251
Glaukos Corp. (a)(b)	233,445	8,565,097
Globus Medical, Inc. (a)	455,885	21,636,302
Haemonetics Corp. (a)	302,875	34,461,118
Heska Corp. (a)	42,044	2,976,715
Inogen, Inc. (a)	109,407	5,470,350
Integer Holdings Corp. (a)	194,880	14,510,765
IntriCon Corp. (a)(b)	46,329	611,543
Invacare Corp.	202,968	1,526,319
IRadimed Corp. (a)(b)	27,760	604,058
iRhythm Technologies, Inc. (a)(b)	158,857	16,781,653
Lantheus Holdings, Inc. (a)	230,526	3,008,364
LeMaitre Vascular, Inc.	98,298	2,800,510
LivaNova PLC (a)	291,200	15,468,544
Meridian Bioscience, Inc. (a)	252,682	3,032,184
Merit Medical Systems, Inc. (a)	321,592	13,127,385
Mesa Laboratories, Inc. (b)	23,876	5,682,488
Misonix, Inc. (a)(b)	54,581	687,175
Natus Medical, Inc. (a)	201,732	5,041,283
Neogen Corp. (a)	311,090	19,471,123
Neuronetics, Inc. (a)	63,078	157,695
Nevro Corp. (a)	179,316	21,094,734
Novocure Ltd. (a)	521,210	34,295,618
NuVasive, Inc. (a)	311,385	18,957,119
OraSure Technologies, Inc. (a)	368,930	5,880,744
Orthofix International NV (a)	108,396	3,842,638
OrthoPediatrics Corp. (a)(b)	59,800	2,921,230
Pulse Biosciences, Inc. (a)(b)	64,772	727,390
Quidel Corp. (a)	214,633	29,833,987
Rockwell Medical Technologies, Inc. (a)(b)	389,314	907,102
RTI Biologics, Inc. (a)	331,401	896,440
Seaspine Holdings Corp. (a)	131,297	1,352,359
Senseonics Holdings, Inc. (a)(b)	706,082	402,467
Shockwave Medical, Inc. (a)	153,086	6,141,810
SI-BONE, Inc. (a)	115,191	1,862,638
Sientra, Inc. (a)	238,890	549,447
Silk Road Medical, Inc. (b)	95,969	4,019,182
Soliton, Inc. (a)(b)	33,203	299,823
Staar Surgical Co. (a)(b)	266,062	10,195,496
SurModics, Inc. (a)	78,601	2,994,698
Tactile Systems Technology, Inc. (a)(b)	109,902	5,673,141
Tandem Diabetes Care, Inc. (a)	336,300	26,830,014
TransEnterix, Inc. (a)(b)	106,752	44,270
TransMedics Group, Inc. (b)	85,279	1,542,697
Utah Medical Products, Inc.	21,038	1,746,154
Vapotherm, Inc. (a)	89,398	1,812,991
Varex Imaging Corp. (a)	225,711	5,897,828
ViewRay, Inc. (a)(b)	627,192	1,304,559
Wright Medical Group NV (a)	755,741	22,007,178
Zynex, Inc. (a)(b)	95,258	1,682,256
		472,868,903
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)(b)	115,428	2,847,609
Addus HomeCare Corp. (a)	74,553	6,040,284
Amedisys, Inc. (a)	188,148	34,649,336
American Renal Associates Holdings, Inc. (a)	107,614	804,953
AMN Healthcare Services, Inc. (a)	276,136	12,972,869
Apollo Medical Holdings, Inc. (a)	50,231	780,590
Avalon GloboCare Corp. (a)	117,412	216,038
BioScrip, Inc. (a)	185,689	2,655,353
BioTelemetry, Inc. (a)	198,849	9,288,237
Brookdale Senior Living, Inc. (a)	1,105,877	3,992,216
Catasys, Inc. (a)(b)	43,360	1,319,878
Community Health Systems, Inc. (a)(b)	519,410	1,573,812
Corvel Corp. (a)	52,742	2,778,976
Cross Country Healthcare, Inc. (a)	214,017	1,346,167
Enzo Biochem, Inc. (a)	268,860	811,957
Exagen, Inc. (a)(b)	20,031	312,484
Genesis HealthCare, Inc. Class A (a)(b)	463,981	403,663
Hanger, Inc. (a)	216,399	3,973,086
HealthEquity, Inc. (a)	415,503	23,380,354
LHC Group, Inc. (a)	180,488	23,461,635
Magellan Health Services, Inc. (a)	131,126	7,963,282
National Healthcare Corp.	73,133	5,000,103
National Research Corp. Class A	71,934	3,711,075
Owens & Minor, Inc. (b)	366,517	2,594,940
Patterson Companies, Inc.	501,328	9,164,276
Pennant Group, Inc. (a)	151,801	3,004,142
PetIQ, Inc. Class A (a)(b)	118,945	3,401,827
Progyny, Inc. (a)(b)	71,653	1,678,830
Providence Service Corp. (a)	69,701	4,043,355
R1 RCM, Inc. (a)	621,606	6,414,974
RadNet, Inc. (a)	250,322	3,534,547
Select Medical Holdings Corp. (a)	659,176	11,252,134
Surgery Partners, Inc. (a)(b)	145,019	1,711,224
Tenet Healthcare Corp. (a)	617,023	12,451,524
The Ensign Group, Inc.	303,561	11,356,217
The Joint Corp. (a)(b)	80,410	972,961
Tivity Health, Inc. (a)(b)	285,932	2,564,810
Triple-S Management Corp. (b)	137,063	2,320,477
U.S. Physical Therapy, Inc.	74,923	5,656,687
		232,406,882
Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. (a)	968,580	6,295,770
Castlight Health, Inc. Class B (a)	576,832	422,818
Computer Programs & Systems, Inc.	77,315	1,857,879
Evolent Health, Inc. (a)(b)	443,009	3,194,095
Health Catalyst, Inc. (b)	114,672	3,058,302
HealthStream, Inc. (a)	155,701	3,553,875
HMS Holdings Corp. (a)	526,644	15,101,517
Inovalon Holdings, Inc. Class A (a)	436,615	7,640,763
Inspire Medical Systems, Inc. (a)	80,387	5,760,532
Livongo Health, Inc. (b)	308,841	12,356,728
Nextgen Healthcare, Inc. (a)	327,648	3,456,686
Omnicell, Inc. (a)	248,543	18,118,785
OptimizeRx Corp. (a)(b)	81,069	754,752
Phreesia, Inc.	162,583	4,127,982
Schrodinger, Inc.	82,362	3,821,597
Simulations Plus, Inc. (b)	71,735	2,729,517
Tabula Rasa HealthCare, Inc. (a)(b)	117,016	7,411,793
Teladoc Health, Inc. (a)(b)	433,208	71,301,662
Vocera Communications, Inc. (a)(b)	186,422	3,534,561
		174,499,614
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	165,395	1,804,459
ChromaDex, Inc. (a)(b)	246,058	1,230,290
Codexis, Inc. (a)(b)	315,387	3,661,643
Fluidigm Corp. (a)	415,833	931,466
Luminex Corp.	251,809	9,077,714
Medpace Holdings, Inc. (a)	165,501	13,216,910
Nanostring Technologies, Inc. (a)	204,098	6,482,152
NeoGenomics, Inc. (a)	571,886	15,635,363
Pacific Biosciences of California, Inc. (a)(b)	858,004	2,835,703
Personalis, Inc. (a)(b)	112,717	1,168,875
Quanterix Corp. (a)	80,203	2,101,319
Syneos Health, Inc. (a)	373,330	20,828,081
		78,973,975
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc. (a)	468,999	755,088
Acer Therapeutics, Inc. (a)(b)	17,655	42,372
Aclaris Therapeutics, Inc. (a)(b)	149,250	198,503
Aerie Pharmaceuticals, Inc. (a)(b)	253,824	3,868,278
Akcea Therapeutics, Inc. (a)(b)	77,329	1,319,233
Akorn, Inc. (a)	537,499	112,875
Amneal Pharmaceuticals, Inc. (a)	706,645	2,565,121
Amphastar Pharmaceuticals, Inc. (a)	215,687	3,655,895
ANI Pharmaceuticals, Inc. (a)	55,341	2,214,193
Arvinas Holding Co. LLC (a)	127,083	6,671,858
Assertio Therapeutics, Inc. (a)	352,326	308,285
AstraZeneca PLC rights (a)(c)	1,000	0
Axsome Therapeutics, Inc. (a)(b)	162,016	15,396,380
Baudax Bio, Inc. (a)(b)	49,228	151,376
Biodelivery Sciences International, Inc. (a)	505,369	2,304,483
Cara Therapeutics, Inc. (a)(b)	240,173	3,559,364
Cerecor, Inc. (a)(b)	136,494	323,491
Chiasma, Inc. (a)(b)	202,255	1,045,658
Collegium Pharmaceutical, Inc. (a)(b)	193,007	3,991,385
Corcept Therapeutics, Inc. (a)(b)	573,634	7,262,206
CorMedix, Inc. (a)(b)	150,883	626,164
CymaBay Therapeutics, Inc. (a)(b)	430,225	761,498
Eloxx Pharmaceuticals, Inc. (a)	144,814	422,857
Endo International PLC (a)	1,348,120	6,201,352
Evofem Biosciences, Inc. (a)(b)	87,844	416,381
Evolus, Inc. (a)(b)	114,858	477,809
Eyepoint Pharmaceuticals, Inc. (a)(b)	372,827	360,859
Fulcrum Therapeutics, Inc. (b)	76,135	960,824
Innoviva, Inc. (a)	379,912	5,387,152
Intersect ENT, Inc. (a)	184,807	2,121,584
Intra-Cellular Therapies, Inc. (a)	316,173	5,586,777
Kala Pharmaceuticals, Inc. (a)(b)	141,969	1,414,011
Kaleido Biosciences, Inc. (a)(b)	68,080	443,201
Lannett Co., Inc. (a)(b)	193,458	1,845,589
Liquidia Technologies, Inc. (a)	77,810	387,494
Mallinckrodt PLC (a)(b)	501,589	2,036,451
Marinus Pharmaceuticals, Inc. (a)(b)	497,091	1,014,066
Menlo Therapeutics, Inc. (a)(b)	289,820	527,472
MyoKardia, Inc. (a)	266,472	16,739,771
NGM Biopharmaceuticals, Inc. (b)	146,869	2,681,828
Ocular Therapeutix, Inc. (a)(b)	255,574	1,472,106
Odonate Therapeutics, Inc. (a)(b)	57,260	1,611,869
Omeros Corp. (a)(b)	306,360	5,091,703
OptiNose, Inc. (a)(b)	164,749	665,586
Osmotica Pharmaceuticals PLC (a)(b)	53,712	214,848
Pacira Biosciences, Inc. (a)	245,590	10,140,411
Paratek Pharmaceuticals, Inc. (a)(b)	197,355	807,182
Phathom Pharmaceuticals, Inc. (a)(b)	64,887	2,195,776
Phibro Animal Health Corp. Class A	121,951	3,257,311
Prestige Brands Holdings, Inc. (a)	302,084	12,291,798
Reata Pharmaceuticals, Inc. (a)	135,936	21,499,638
resTORbio, Inc. (a)(b)	66,636	101,953
Revance Therapeutics, Inc. (a)(b)	308,999	5,719,571
Satsuma Pharmaceuticals, Inc. (a)	25,557	500,917
SIGA Technologies, Inc. (a)	337,644	1,995,476
Strongbridge Biopharma PLC (a)	213,212	609,786
Supernus Pharmaceuticals, Inc. (a)	295,487	6,914,396
TherapeuticsMD, Inc. (a)(b)	1,339,191	2,115,922
Theravance Biopharma, Inc. (a)(b)	294,381	8,584,150
Tricida, Inc. (a)	131,004	3,962,871
Verrica Pharmaceuticals, Inc. (a)(b)	76,700	925,769
WAVE Life Sciences (a)(b)	136,801	1,187,433
Xeris Pharmaceuticals, Inc. (a)	200,884	542,387
Zogenix, Inc. (a)	255,585	7,215,165
Zynerba Pharmaceuticals, Inc. (a)(b)	138,161	534,683
		206,317,891

TOTAL HEALTH CARE		2,144,850,195

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.3%
AAR Corp.	199,048	3,897,360
Aerojet Rocketdyne Holdings, Inc. (a)	438,179	18,026,684
AeroVironment, Inc. (a)(b)	127,502	7,683,271
Astronics Corp. (a)	136,606	1,226,722
Axon Enterprise, Inc. (a)(b)	349,978	25,446,900
Cubic Corp.	187,099	7,149,053
Ducommun, Inc. (a)	64,141	1,811,342
Kratos Defense & Security Solutions, Inc. (a)	539,526	8,103,681
Maxar Technologies, Inc. (b)	358,422	4,519,701
Mercury Systems, Inc. (a)	325,480	29,019,797
Moog, Inc. Class A	185,949	9,200,757
National Presto Industries, Inc.	29,832	2,425,640
Park Aerospace Corp.	110,447	1,470,050
Parsons Corp.	114,949	4,299,093
Triumph Group, Inc. (b)	298,414	2,100,835
Vectrus, Inc. (a)	67,597	3,515,720
		129,896,606
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	349,310	7,070,034
Atlas Air Worldwide Holdings, Inc. (a)(b)	139,296	4,575,874
Echo Global Logistics, Inc. (a)	163,630	2,868,434
Forward Air Corp.	168,849	8,712,608
Hub Group, Inc. Class A (a)	193,345	9,301,828
Radiant Logistics, Inc. (a)	230,565	986,818
		33,515,596
Airlines - 0.3%
Allegiant Travel Co. (b)	77,916	6,114,848
Hawaiian Holdings, Inc.	272,719	3,927,154
Mesa Air Group, Inc. (a)	173,939	790,553
SkyWest, Inc.	296,069	9,163,336
Spirit Airlines, Inc. (a)(b)	411,140	6,175,323
		26,171,214
Building Products - 1.6%
AAON, Inc.	246,424	11,739,639
Advanced Drain Systems, Inc.	260,367	10,555,278
American Woodmark Corp. (a)	101,090	5,197,037
Apogee Enterprises, Inc.	156,857	3,206,157
Armstrong Flooring, Inc. (a)	91,536	192,226
Builders FirstSource, Inc. (a)	682,187	12,518,131
Caesarstone Sdot-Yam Ltd.	133,720	1,311,793
CSW Industrials, Inc.	89,169	5,906,555
Gibraltar Industries, Inc. (a)	193,426	8,955,624
Griffon Corp.	218,133	3,579,563
Insteel Industries, Inc.	111,046	1,951,078
Jeld-Wen Holding, Inc. (a)	404,592	5,138,318
Masonite International Corp. (a)	147,333	8,704,434
NCI Building Systems, Inc. (a)	278,293	1,483,302
Patrick Industries, Inc.	135,559	5,587,742
PGT, Inc. (a)	339,606	3,511,526
Quanex Building Products Corp.	201,121	2,507,979
Simpson Manufacturing Co. Ltd.	268,525	19,360,653
Trex Co., Inc. (a)(b)	352,520	33,566,954
Universal Forest Products, Inc.	357,259	14,690,490
		159,664,479
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	399,513	13,779,203
ACCO Brands Corp.	575,072	4,255,533
ADS Waste Holdings, Inc. (a)	432,548	13,949,673
Brady Corp. Class A	290,665	12,655,554
BrightView Holdings, Inc. (a)(b)	190,539	2,442,710
Casella Waste Systems, Inc. Class A (a)	274,662	12,738,824
CECO Environmental Corp. (a)	182,198	987,513
Charah Solutions, Inc. (a)	45,474	73,213
Cimpress PLC (a)(b)	112,198	8,166,892
CompX International, Inc. Class A	9,148	126,059
Covanta Holding Corp.	707,611	5,505,214
Deluxe Corp.	253,162	7,131,574
Ennis, Inc. (b)	153,013	2,847,572
Harsco Corp. (a)	467,530	4,665,949
Healthcare Services Group, Inc.	445,823	11,364,028
Heritage-Crystal Clean, Inc. (a)	92,172	1,691,356
Herman Miller, Inc.	352,750	7,950,985
HNI Corp.	256,467	6,242,407
Interface, Inc.	347,846	3,214,097
Kimball International, Inc. Class B	218,898	2,685,878
Knoll, Inc.	293,566	3,422,980
Matthews International Corp. Class A	181,989	4,356,817
McGrath RentCorp.	145,741	7,950,172
Mobile Mini, Inc.	262,891	7,510,796
MSA Safety, Inc.	211,755	23,828,790
NL Industries, Inc.	33,027	110,640
PICO Holdings, Inc. (a)	105,368	901,950
Pitney Bowes, Inc.	1,020,089	3,600,914
Quad/Graphics, Inc.	200,101	744,376
R.R. Donnelley & Sons Co.	441,098	754,278
SP Plus Corp. (a)	137,423	2,898,251
Steelcase, Inc. Class A	527,978	5,781,359
Team, Inc. (a)(b)	179,339	1,106,522
Tetra Tech, Inc.	327,540	24,657,211
The Brink's Co.	299,492	15,310,031
U.S. Ecology, Inc.	143,956	4,718,878
UniFirst Corp.	90,829	15,272,896
Viad Corp.	120,503	2,888,457
VSE Corp.	51,886	997,249
		249,286,801
Construction & Engineering - 1.0%
Aegion Corp. (a)	182,743	2,933,025
Ameresco, Inc. Class A (a)(b)	134,379	2,426,885
Arcosa, Inc.	291,486	10,863,683
Argan, Inc.	87,728	3,293,309
Comfort Systems U.S.A., Inc.	217,804	7,252,873
Concrete Pumping Holdings, Inc. (a)(b)	127,274	361,458
Construction Partners, Inc. Class A (a)(b)	112,977	2,070,868
Dycom Industries, Inc. (a)(b)	182,340	5,944,284
EMCOR Group, Inc.	334,360	21,241,891
Granite Construction, Inc.	281,386	4,625,986
Great Lakes Dredge & Dock Corp. (a)	365,396	3,230,101
Ies Holdings, Inc. (a)	49,530	978,218
MasTec, Inc. (a)(b)	359,804	12,916,964
MYR Group, Inc. (a)	97,778	2,933,340
Northwest Pipe Co. (a)	58,711	1,427,852
NV5 Holdings, Inc. (a)(b)	62,561	2,924,727
Primoris Services Corp.	266,858	4,165,653
Sterling Construction Co., Inc. (a)	160,233	1,583,102
Tutor Perini Corp. (a)(b)	239,002	1,673,014
Williams Scotsman Corp. (a)	312,227	3,637,445
		96,484,678
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	43,086	1,241,739
American Superconductor Corp. (a)(b)	127,962	735,782
Atkore International Group, Inc. (a)	283,843	6,908,739
AZZ, Inc.	155,881	4,893,105
Bloom Energy Corp. Class A (a)(b)	332,001	2,546,448
Encore Wire Corp.	121,757	5,574,035
Energous Corp. (a)(b)	167,602	373,752
EnerSys	255,989	14,947,198
Generac Holdings, Inc. (a)	366,824	35,743,331
Plug Power, Inc. (a)(b)	1,783,835	7,465,349
Powell Industries, Inc.	53,669	1,361,583
Preformed Line Products Co.	18,356	911,926
Sunrun, Inc. (a)	677,890	9,510,797
Thermon Group Holdings, Inc. (a)	194,679	2,974,695
TPI Composites, Inc. (a)(b)	173,208	3,036,336
Vicor Corp. (a)	106,767	5,676,801
Vivint Solar, Inc. (a)(b)	265,380	1,682,509
		105,584,125
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	215,351	4,795,867
Machinery - 3.5%
Alamo Group, Inc.	58,151	5,724,384
Albany International Corp. Class A	183,711	9,394,981
Altra Industrial Motion Corp.	386,618	10,790,508
Astec Industries, Inc.	134,043	5,376,465
Barnes Group, Inc.	283,007	10,861,809
Blue Bird Corp. (a)	93,102	1,142,362
Briggs & Stratton Corp. (b)	230,417	523,047
Chart Industries, Inc. (a)	215,952	7,713,805
CIRCOR International, Inc. (a)	117,488	1,754,096
Columbus McKinnon Corp. (NY Shares)	138,723	3,756,619
Commercial Vehicle Group, Inc. (a)	171,690	415,490
Douglas Dynamics, Inc.	134,009	4,952,973
Eastern Co.	28,916	520,488
Energy Recovery, Inc. (a)(b)	226,297	1,842,058
Enerpac Tool Group Corp. Class A	329,891	5,627,940
EnPro Industries, Inc.	123,701	5,609,840
ESCO Technologies, Inc.	153,138	11,684,429
Evoqua Water Technologies Corp. (a)	454,635	7,296,892
Federal Signal Corp.	358,443	9,652,870
Franklin Electric Co., Inc.	277,400	14,091,920
Gencor Industries, Inc. (a)	50,863	616,460
Gorman-Rupp Co.	106,025	3,127,738
Graham Corp.	58,011	759,944
Greenbrier Companies, Inc.	193,123	3,279,229
Hillenbrand, Inc.	438,699	9,190,744
Hurco Companies, Inc.	39,334	1,285,828
Hyster-Yale Materials Handling Class A	60,702	2,369,806
John Bean Technologies Corp.	187,267	14,370,870
Kadant, Inc.	65,939	5,544,811
Kennametal, Inc.	492,886	12,622,810
L.B. Foster Co. Class A (a)	60,141	865,429
Lindsay Corp.	64,777	5,829,930
Luxfer Holdings PLC sponsored	164,923	2,238,005
Lydall, Inc. (a)	101,352	1,135,142
Manitowoc Co., Inc. (a)	208,920	1,926,242
Mayville Engineering Co., Inc.	37,677	196,674
Meritor, Inc. (a)(b)	426,001	8,733,021
Miller Industries, Inc.	67,012	2,035,825
Mueller Industries, Inc.	333,381	8,634,568
Mueller Water Products, Inc. Class A	941,034	8,930,413
Navistar International Corp. (a)	297,004	7,059,785
NN, Inc. (b)	254,626	878,460
Omega Flex, Inc.	17,392	1,567,019
Park-Ohio Holdings Corp.	51,709	947,826
Proto Labs, Inc. (a)(b)	161,754	16,432,589
RBC Bearings, Inc. (a)	145,552	18,438,527
REV Group, Inc.	160,422	853,445
Rexnord Corp.	638,535	17,412,849
Spartan Motors, Inc.	202,839	2,858,002
SPX Corp. (a)	261,854	9,984,493
SPX Flow, Inc. (a)	251,266	8,183,734
Standex International Corp.	74,275	3,701,866
Sun Hydraulics Corp.	176,051	6,262,134
Tennant Co.	108,056	6,393,674
Terex Corp.	380,536	5,780,342
Titan International, Inc.	277,005	390,577
TriMas Corp. (a)	269,073	6,414,700
Twin Disc, Inc. (a)	59,302	356,405
Wabash National Corp. (b)	317,247	2,601,425
Watts Water Technologies, Inc. Class A	165,426	13,631,102
Welbilt, Inc. (a)	778,016	3,835,619
		346,411,038
Marine - 0.1%
Costamare, Inc. (b)	308,648	1,549,413
Eagle Bulk Shipping, Inc. (a)(b)	254,658	427,825
Genco Shipping & Trading Ltd.	94,997	553,833
Matson, Inc.	254,941	7,709,416
Safe Bulkers, Inc. (a)(b)	294,487	306,266
Scorpio Bulkers, Inc.	33,980	870,907
		11,417,660
Professional Services - 1.5%
Acacia Research Corp. (a)	270,641	684,722
ASGN, Inc. (a)	306,627	14,242,824
Barrett Business Services, Inc.	43,059	2,106,446
BG Staffing, Inc.	58,818	714,639
CBIZ, Inc. (a)	306,578	7,281,228
CRA International, Inc.	45,691	1,924,962
Exponent, Inc.	310,197	21,816,155
Forrester Research, Inc. (a)	64,773	2,027,395
Franklin Covey Co. (a)	58,682	1,217,652
FTI Consulting, Inc. (a)	223,318	28,441,780
GP Strategies Corp. (a)	72,045	573,478
Heidrick & Struggles International, Inc.	112,819	2,531,658
Huron Consulting Group, Inc. (a)	134,454	7,534,802
ICF International, Inc.	108,788	8,000,270
InnerWorkings, Inc. (a)	243,934	431,763
Insperity, Inc.	221,922	10,587,899
Kelly Services, Inc. Class A (non-vtg.)	199,623	3,084,175
Kforce, Inc.	121,084	3,626,466
Korn Ferry	331,305	9,551,523
MISTRAS Group, Inc. (a)	102,910	488,823
Resources Connection, Inc.	182,172	1,982,031
TriNet Group, Inc. (a)	263,359	12,896,690
TrueBlue, Inc. (a)	231,586	3,596,531
Upwork, Inc. (a)	343,620	2,862,355
Willdan Group, Inc. (a)(b)	60,788	1,541,584
		149,747,851
Road & Rail - 0.5%
ArcBest Corp.	152,508	3,106,588
Avis Budget Group, Inc. (a)(b)	343,814	5,666,055
Covenant Transport Group, Inc. Class A (a)	77,737	690,305
Daseke, Inc. (a)	260,112	443,491
Heartland Express, Inc.	273,298	5,353,908
Hertz Global Holdings, Inc. (a)(b)	603,095	2,436,504
Marten Transport Ltd.	235,501	5,279,932
P.A.M. Transportation Services, Inc. (a)	10,528	401,959
Saia, Inc. (a)	155,592	14,395,372
U.S. Xpress Enterprises, Inc. (a)(b)	132,840	579,182
Universal Logistics Holdings, Inc.	47,545	662,302
Werner Enterprises, Inc.	270,759	10,862,851
YRC Worldwide, Inc. (a)(b)	208,124	357,973
		50,236,422
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	229,879	12,043,361
Beacon Roofing Supply, Inc. (a)	325,075	7,151,650
BlueLinx Corp. (a)(b)	49,870	272,789
BMC Stock Holdings, Inc. (a)	397,901	8,455,396
CAI International, Inc. (a)	98,577	1,625,535
DXP Enterprises, Inc. (a)	98,110	1,463,801
EVI Industries, Inc. (a)(b)	27,627	504,745
Foundation Building Materials, Inc. (a)	124,412	1,455,620
GATX Corp. (b)	210,101	12,458,989
General Finance Corp. (a)	60,129	350,552
GMS, Inc. (a)	242,415	4,455,588
H&E Equipment Services, Inc.	191,225	3,109,319
Herc Holdings, Inc. (a)	144,149	4,069,326
Kaman Corp.	165,876	6,429,354
Lawson Products, Inc. (a)	25,075	842,771
MRC Global, Inc. (a)	470,169	2,520,106
Now, Inc. (a)	649,207	4,005,607
Rush Enterprises, Inc.:
Class A	174,729	6,552,338
Class B	14,328	505,922
SiteOne Landscape Supply, Inc. (a)(b)	245,124	21,725,340
Systemax, Inc.	74,224	1,474,089
Textainer Group Holdings Ltd. (a)(b)	310,404	2,725,347
Titan Machinery, Inc. (a)	114,689	1,078,077
Transcat, Inc. (a)	41,005	1,151,830
Triton International Ltd.	323,902	10,034,484
Veritiv Corp. (a)	77,887	729,801
Willis Lease Finance Corp. (a)	16,639	332,946
		117,524,683

TOTAL INDUSTRIALS		1,480,737,020

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	226,527	15,333,613
ADTRAN, Inc.	286,835	2,948,664
Applied Optoelectronics, Inc. (a)(b)	116,078	1,244,356
CalAmp Corp. (a)	199,445	1,340,270
Calix Networks, Inc. (a)	285,907	3,287,931
Cambium Networks Corp. (a)	34,849	199,685
Casa Systems, Inc. (a)(b)	186,714	957,843
Clearfield, Inc. (a)	60,204	784,458
Comtech Telecommunications Corp.	141,537	2,619,850
Dasan Zhone Solutions, Inc. (a)	45,927	294,392
Digi International, Inc. (a)	171,798	1,949,907
Extreme Networks, Inc. (a)	708,018	2,407,261
Harmonic, Inc. (a)	538,058	3,120,736
Infinera Corp. (a)(b)	1,069,940	6,596,180
Inseego Corp. (a)(b)	273,528	3,268,660
InterDigital, Inc.	187,185	10,813,677
KVH Industries, Inc. (a)	98,361	912,790
Lumentum Holdings, Inc. (a)	448,812	36,313,379
NETGEAR, Inc. (a)	178,697	4,285,154
NetScout Systems, Inc. (a)	425,681	11,272,033
Plantronics, Inc. (b)	202,055	2,853,017
Sonus Networks, Inc. (a)	362,287	1,320,536
Tessco Technologies, Inc.	37,976	233,932
Viavi Solutions, Inc. (a)	1,377,689	16,642,483
		131,000,807
Electronic Equipment & Components - 2.8%
Airgain, Inc. (a)	50,846	411,344
Akoustis Technologies, Inc. (a)(b)	185,608	1,681,608
Anixter International, Inc. (a)	182,371	16,934,971
Arlo Technologies, Inc. (a)	461,249	1,263,822
Badger Meter, Inc.	171,160	10,103,575
Bel Fuse, Inc. Class B (non-vtg.)	56,561	421,945
Belden, Inc.	234,053	8,002,272
Benchmark Electronics, Inc.	221,604	4,578,339
Coda Octopus Group, Inc. (a)(b)	34,650	211,365
CTS Corp.	194,794	4,511,429
Daktronics, Inc. (b)	222,251	1,004,575
ePlus, Inc. (a)	79,790	5,645,143
Fabrinet (a)	218,741	13,725,998
FARO Technologies, Inc. (a)	103,121	5,660,312
Fitbit, Inc. (a)	1,385,957	9,272,052
II-VI, Inc. (a)	542,320	18,666,654
Insight Enterprises, Inc. (a)	209,418	11,369,303
Iteris, Inc. (a)	238,265	950,677
Itron, Inc. (a)	205,657	14,358,972
KEMET Corp.	340,239	9,189,855
Kimball Electronics, Inc. (a)	147,397	1,992,807
Knowles Corp. (a)	486,700	7,568,185
Methode Electronics, Inc. Class A	219,096	6,577,262
MTS Systems Corp.	115,583	2,458,450
Napco Security Technolgies, Inc. (a)	69,972	1,402,239
nLIGHT, Inc. (a)(b)	198,401	3,126,800
Novanta, Inc. (a)	202,194	17,568,637
OSI Systems, Inc. (a)	100,829	7,298,003
Par Technology Corp. (a)(b)	68,377	1,293,009
PC Connection, Inc.	67,360	3,095,192
Plexus Corp. (a)	172,929	10,840,919
Rogers Corp. (a)	111,059	12,331,991
Sanmina Corp. (a)	411,866	11,421,044
ScanSource, Inc. (a)	152,277	3,947,020
Tech Data Corp. (a)	212,724	29,917,503
TTM Technologies, Inc. (a)	593,825	6,882,432
Vishay Intertechnology, Inc.	795,232	13,192,899
Vishay Precision Group, Inc. (a)	62,478	1,444,491
Wrap Technologies, Inc. (a)(b)	49,053	237,907
		280,561,001
IT Services - 2.3%
3PEA International, Inc. (a)(b)	181,211	1,558,415
Brightcove, Inc. (a)	234,670	1,830,426
Cardtronics PLC (a)	220,214	5,042,901
Cass Information Systems, Inc.	84,250	3,379,268
Conduent, Inc. (a)	1,040,143	2,621,160
CSG Systems International, Inc.	196,939	9,567,297
Endurance International Group Holdings, Inc. (a)	431,382	1,106,495
EVERTEC, Inc.	363,602	9,213,675
EVO Payments, Inc. Class A (a)	239,366	4,765,777
Exela Technologies, Inc. (a)(b)	125,712	44,628
ExlService Holdings, Inc. (a)	200,698	12,389,088
GTT Communications, Inc. (a)(b)	202,525	2,300,684
Hackett Group, Inc.	147,215	2,183,198
i3 Verticals, Inc. Class A (a)(b)	88,984	2,067,988
Information Services Group, Inc. (a)	184,231	460,578
International Money Express, Inc. (a)	114,621	926,138
KBR, Inc.	849,457	17,209,999
Limelight Networks, Inc. (a)	694,059	3,518,879
Liveramp Holdings, Inc. (a)	402,246	15,229,034
ManTech International Corp. Class A	160,559	11,971,279
Maximus, Inc.	381,253	25,665,952
NIC, Inc.	394,263	9,552,992
Perficient, Inc. (a)	191,577	6,672,627
Perspecta, Inc.	838,920	18,095,504
PRG-Schultz International, Inc. (a)	116,219	466,038
Priority Technology Holdings, Inc. (a)	32,741	52,713
Science Applications International Corp.	347,097	28,343,941
StarTek, Inc. (a)	98,998	412,822
Sykes Enterprises, Inc. (a)	229,344	6,566,119
Ttec Holdings, Inc.	104,673	4,080,154
Tucows, Inc. (a)	56,394	2,983,807
Unisys Corp. (a)	305,867	3,850,866
Verra Mobility Corp. (a)	764,723	6,851,918
Virtusa Corp. (a)	172,043	5,677,419
		226,659,779
Semiconductors & Semiconductor Equipment - 3.5%
Adesto Technologies Corp. (a)(b)	163,154	1,933,375
Advanced Energy Industries, Inc. (a)	227,922	12,672,463
Alpha & Omega Semiconductor Ltd. (a)	120,972	1,455,293
Ambarella, Inc. (a)	194,205	10,211,299
Amkor Technology, Inc. (a)	589,678	5,826,019
Axcelis Technologies, Inc. (a)	192,966	4,507,686
AXT, Inc. (a)	229,550	1,269,412
Brooks Automation, Inc.	434,585	16,727,177
Cabot Microelectronics Corp.	174,047	21,327,719
Ceva, Inc. (a)	129,826	4,070,045
Cirrus Logic, Inc. (a)	349,453	26,418,647
Cohu, Inc.	240,488	3,975,267
Diodes, Inc. (a)	248,448	12,643,519
DSP Group, Inc. (a)	132,027	2,277,466
Enphase Energy, Inc. (a)	550,915	25,799,349
FormFactor, Inc. (a)	452,783	10,549,844
GSI Technology, Inc. (a)	93,155	720,088
Ichor Holdings Ltd. (a)	134,364	3,345,664
Impinj, Inc. (a)(b)	99,849	2,242,609
Inphi Corp. (a)	269,515	26,018,978
Lattice Semiconductor Corp. (a)	756,774	17,034,983
MACOM Technology Solutions Holdings, Inc. (a)	274,898	8,428,373
MaxLinear, Inc. Class A (a)	395,525	6,522,207
NeoPhotonics Corp. (a)	236,850	2,278,497
NVE Corp.	28,349	1,609,373
Onto Innovation, Inc. (a)	288,325	9,359,030
PDF Solutions, Inc. (a)	168,454	2,690,210
Photronics, Inc. (a)	382,354	4,569,130
Power Integrations, Inc.	169,824	17,381,486
Rambus, Inc. (a)	662,332	8,299,020
Semtech Corp. (a)	395,565	17,895,361
Silicon Laboratories, Inc. (a)	257,972	25,080,038
SiTime Corp.	30,199	654,110
SMART Global Holdings, Inc. (a)	81,127	2,051,702
SunPower Corp. (a)(b)	444,700	3,268,545
Synaptics, Inc. (a)	205,270	13,422,605
Ultra Clean Holdings, Inc. (a)	238,192	4,380,351
Veeco Instruments, Inc. (a)	290,693	3,177,274
Xperi Corp.	295,296	4,512,123
		346,606,337
Software - 5.1%
8x8, Inc. (a)(b)	580,527	9,845,738
A10 Networks, Inc. (a)	300,779	2,054,321
ACI Worldwide, Inc. (a)	690,766	18,926,988
Agilysys, Inc. (a)	124,496	2,438,877
Alarm.com Holdings, Inc. (a)	220,000	9,840,600
Altair Engineering, Inc. Class A (a)(b)	239,959	7,916,247
American Software, Inc. Class A	177,943	2,932,501
AppFolio, Inc. (a)(b)	94,468	10,378,254
Appian Corp. Class A (a)(b)	204,055	9,319,192
Avaya Holdings Corp. (a)(b)	573,046	5,696,077
Benefitfocus, Inc. (a)	177,013	1,917,051
Blackbaud, Inc.	293,097	16,196,540
BlackLine, Inc. (a)(b)	259,173	15,742,168
Bottomline Technologies, Inc. (a)	260,182	10,831,377
Box, Inc. Class A (a)	878,072	14,172,082
ChannelAdvisor Corp. (a)	163,426	1,688,191
Cloudera, Inc. (a)(b)	1,480,830	12,261,272
CommVault Systems, Inc. (a)	249,820	10,664,816
Cornerstone OnDemand, Inc. (a)	340,634	11,431,677
Digimarc Corp. (a)(b)	70,521	1,181,227
Digital Turbine, Inc. (a)	476,174	2,790,380
Domo, Inc. Class B (a)(b)	106,777	2,076,813
Ebix, Inc. (b)	140,295	2,936,374
eGain Communications Corp. (a)	126,681	1,051,452
Envestnet, Inc. (a)	289,457	18,096,852
Everbridge, Inc. (a)(b)	199,408	22,210,063
Five9, Inc. (a)	358,649	33,236,003
Forescout Technologies, Inc. (a)	258,633	8,214,184
GTY Govtech, Inc. (a)(b)	233,811	914,201
Ideanomics, Inc. (a)(b)	611,151	368,157
Intelligent Systems Corp. (a)(b)	41,263	1,383,961
j2 Global, Inc.	279,464	22,535,977
LivePerson, Inc. (a)	371,634	8,896,918
Majesco (a)	39,980	223,088
MicroStrategy, Inc. Class A (a)	48,651	6,146,081
Mitek Systems, Inc. (a)	242,789	2,265,221
MobileIron, Inc. (a)	591,859	3,012,562
Model N, Inc. (a)	201,068	5,802,822
Onespan, Inc. (a)	195,715	3,288,012
Pareteum Corp. (a)(b)	753,814	477,767
Phunware, Inc. (a)	170,349	123,503
Ping Identity Holding Corp. (a)(b)	82,958	2,067,313
Progress Software Corp.	269,423	11,022,095
PROS Holdings, Inc. (a)	199,295	6,853,755
Q2 Holdings, Inc. (a)	261,927	20,880,820
QAD, Inc. Class A	68,301	2,890,498
Qualys, Inc. (a)(b)	201,742	21,271,676
Rapid7, Inc. (a)	295,049	13,439,482
Rimini Street, Inc. (a)	120,557	556,973
SailPoint Technologies Holding, Inc. (a)(b)	514,296	9,560,763
SecureWorks Corp. (a)	51,423	585,194
SharpSpring, Inc. (a)(b)	62,608	431,369
ShotSpotter, Inc. (a)(b)	49,459	1,699,906
Sprout Social, Inc. (a)(b)	59,225	996,165
SPS Commerce, Inc. (a)	209,591	11,634,396
SurveyMonkey (a)	520,300	8,168,710
Synchronoss Technologies, Inc. (a)(b)	230,636	795,694
TeleNav, Inc. (a)	204,430	954,688
Tenable Holdings, Inc. (a)	226,211	5,895,059
TiVo Corp.	746,199	5,245,779
Upland Software, Inc. (a)	138,099	4,368,071
Varonis Systems, Inc. (a)	179,335	12,024,412
Verint Systems, Inc. (a)	398,289	17,022,872
VirnetX Holding Corp. (a)(b)	370,107	2,057,795
Workiva, Inc. (a)	220,088	8,440,375
Yext, Inc. (a)	575,129	7,361,651
Zix Corp. (a)	319,334	1,749,950
Zuora, Inc. (a)	529,897	5,601,011
		505,062,059
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	689,386	5,852,887
Astro-Med, Inc. (b)	36,802	258,718
Avid Technology, Inc. (a)	170,779	1,198,869
Diebold Nixdorf, Inc. (a)(b)	463,049	2,282,832
Immersion Corp. (a)	188,765	1,313,804
Sonim Technologies, Inc. (b)	51,298	50,272
Stratasys Ltd. (a)(b)	308,536	5,461,087
		16,418,469

TOTAL INFORMATION TECHNOLOGY		1,506,308,452

MATERIALS - 3.4%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	99,942	742,569
AdvanSix, Inc. (a)	165,386	2,014,401
American Vanguard Corp.	176,164	2,214,381
Amyris, Inc. (a)(b)	356,798	963,355
Balchem Corp.	193,160	17,237,598
Chase Corp.	44,282	4,174,021
Ferro Corp. (a)	489,784	4,883,146
Flotek Industries, Inc. (a)(b)	287,859	258,325
FutureFuel Corp.	155,532	1,614,422
GCP Applied Technologies, Inc. (a)	325,710	5,576,155
H.B. Fuller Co.	305,300	11,231,987
Hawkins, Inc.	58,877	2,203,766
Ingevity Corp. (a)	252,358	13,102,427
Innospec, Inc.	145,675	10,564,351
Intrepid Potash, Inc. (a)	558,248	537,649
Koppers Holdings, Inc. (a)	113,501	1,788,776
Kraton Performance Polymers, Inc. (a)	187,430	2,925,782
Kronos Worldwide, Inc. (b)	137,608	1,305,900
Livent Corp. (a)	879,439	5,452,522
LSB Industries, Inc. (a)(b)	115,630	230,104
Marrone Bio Innovations, Inc. (a)(b)	289,420	211,334
Minerals Technologies, Inc.	207,206	9,125,352
Orion Engineered Carbons SA	360,137	3,280,848
PolyOne Corp.	552,874	12,876,435
PQ Group Holdings, Inc. (a)	227,586	2,667,308
Quaker Chemical Corp. (b)	78,724	11,975,495
Rayonier Advanced Materials, Inc.	253,369	450,997
Sensient Technologies Corp.	253,989	12,138,134
Stepan Co.	122,817	11,716,742
Trecora Resources (a)	114,395	674,931
Tredegar Corp.	158,440	2,611,091
Trinseo SA	236,046	4,827,141
Tronox Holdings PLC	549,329	3,746,424
Valhi, Inc.	152,265	134,100
		165,457,969
Construction Materials - 0.1%
Forterra, Inc. (a)	112,378	917,004
Summit Materials, Inc. (a)	681,010	10,290,061
U.S. Concrete, Inc. (a)	95,140	1,824,785
United States Lime & Minerals, Inc.	12,344	988,754
		14,020,604
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	174,406	5,910,619
Class B	18,758	745,631
Myers Industries, Inc.	216,734	2,678,832
UFP Technologies, Inc. (a)	41,314	1,776,502
		11,111,584
Metals & Mining - 1.1%
Allegheny Technologies, Inc. (a)(b)	753,703	5,660,310
Carpenter Technology Corp.	281,414	6,238,948
Century Aluminum Co. (a)(b)	302,586	1,316,249
Cleveland-Cliffs, Inc. (b)	2,368,854	10,375,581
Coeur d'Alene Mines Corp. (a)	1,428,344	6,013,328
Commercial Metals Co.	707,060	11,270,536
Compass Minerals International, Inc.	204,614	10,058,824
Contura Energy, Inc. (a)(b)	101,160	386,431
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	369,191	1,524,759
Haynes International, Inc.	73,787	1,630,693
Hecla Mining Co.	3,109,342	8,177,569
Kaiser Aluminum Corp.	94,376	6,816,778
Materion Corp.	121,501	6,286,462
Novagold Resources, Inc. (a)	1,388,498	15,581,263
Olympic Steel, Inc.	52,721	497,686
Ramaco Resources, Inc. (a)(b)	46,121	108,846
Ryerson Holding Corp. (a)	91,711	423,705
Schnitzer Steel Industries, Inc. Class A	157,279	2,447,261
SunCoke Energy, Inc.	425,683	1,340,901
Synalloy Corp. (a)	47,492	419,829
TimkenSteel Corp. (a)(b)	241,556	628,046
Warrior Metropolitan Coal, Inc.	309,315	3,881,903
Worthington Industries, Inc.	232,163	6,138,390
		107,224,299
Paper & Forest Products - 0.4%
Boise Cascade Co.	233,175	7,291,382
Clearwater Paper Corp. (a)	95,947	2,296,971
Louisiana-Pacific Corp.	674,541	13,490,820
Neenah, Inc.	99,867	4,879,502
P.H. Glatfelter Co.	260,398	3,801,811
Schweitzer-Mauduit International, Inc.	185,204	5,967,273
Verso Corp. (a)	208,606	2,897,537
		40,625,296

TOTAL MATERIALS		338,439,752

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust (SBI)	513,852	6,366,626
Agree Realty Corp.	250,375	16,301,916
Alexander & Baldwin, Inc.	412,770	5,423,798
Alexanders, Inc.	12,838	4,047,308
American Assets Trust, Inc.	295,015	8,354,825
American Finance Trust, Inc.	644,677	4,970,460
Armada Hoffler Properties, Inc.	345,570	3,320,928
Ashford Hospitality Trust, Inc.	468,682	385,397
Bluerock Residential Growth (REIT), Inc.	129,219	752,055
Braemar Hotels & Resorts, Inc.	194,372	608,384
BRT Realty Trust	53,404	528,700
CareTrust (REIT), Inc.	577,210	9,512,421
CatchMark Timber Trust, Inc.	300,907	2,365,129
CBL & Associates Properties, Inc. (b)	865,544	250,142
Cedar Realty Trust, Inc.	459,480	482,454
Chatham Lodging Trust	259,378	1,947,929
CIM Commercial Trust Corp.	64,050	652,670
City Office REIT, Inc.	324,402	3,276,460
Clipper Realty, Inc.	72,454	384,006
Community Healthcare Trust, Inc.	119,614	4,449,641
CoreCivic, Inc.	716,615	9,401,989
CorEnergy Infrastructure Trust, Inc.	81,656	991,304
CorePoint Lodging, Inc.	247,888	1,078,313
DiamondRock Hospitality Co.	1,213,355	7,559,202
Easterly Government Properties, Inc.	449,242	12,089,102
EastGroup Properties, Inc.	230,960	24,481,760
Essential Properties Realty Trust, Inc.	554,290	8,142,520
Farmland Partners, Inc.	173,630	1,139,013
First Industrial Realty Trust, Inc.	755,631	28,540,183
Four Corners Property Trust, Inc.	425,967	9,537,401
Franklin Street Properties Corp.	632,462	3,440,593
Front Yard Residential Corp. Class B	300,677	3,430,725
Getty Realty Corp.	204,619	5,557,452
Gladstone Commercial Corp.	203,400	3,213,720
Gladstone Land Corp.	116,044	1,557,310
Global Medical REIT, Inc.	246,047	2,563,810
Global Net Lease, Inc.	546,641	7,866,164
Government Properties Income Trust	288,524	7,905,558
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	381,228	10,670,572
Healthcare Realty Trust, Inc.	793,641	23,325,109
Hersha Hospitality Trust	204,541	1,069,749
Independence Realty Trust, Inc.	556,110	5,600,028
Industrial Logistics Properties Trust	393,200	7,348,908
Investors Real Estate Trust	70,433	4,411,219
iStar Financial, Inc.	360,977	3,616,990
Jernigan Capital, Inc.	140,634	1,856,369
Kite Realty Group Trust	500,310	5,118,171
Lexington Corporate Properties Trust	1,450,510	15,157,830
LTC Properties, Inc.	239,227	8,516,481
Mack-Cali Realty Corp.	521,144	8,437,321
Monmouth Real Estate Investment Corp. Class A	578,586	7,862,984
National Health Investors, Inc.	255,901	14,089,909
National Storage Affiliates Trust	357,535	10,182,597
New Senior Investment Group, Inc.	509,431	1,686,217
NexPoint Residential Trust, Inc.	119,973	3,607,588
One Liberty Properties, Inc.	88,324	1,388,453
Pebblebrook Hotel Trust	780,226	9,237,876
Pennsylvania Real Estate Investment Trust (SBI) (b)	428,627	432,913
Physicians Realty Trust	1,138,221	17,551,368
Piedmont Office Realty Trust, Inc. Class A	758,750	13,164,313
Potlatch Corp.	398,165	13,979,573
Preferred Apartment Communities, Inc. Class A	275,859	2,044,115
PS Business Parks, Inc.	120,354	15,536,498
QTS Realty Trust, Inc. Class A	343,234	21,462,422
Ramco-Gershenson Properties Trust (SBI)	470,583	3,209,376
Retail Opportunity Investments Corp.	697,725	6,771,421
Retail Value, Inc.	92,538	1,339,025
Rexford Industrial Realty, Inc.	683,016	27,812,412
RLJ Lodging Trust	1,014,930	9,428,700
Ryman Hospitality Properties, Inc.	293,601	10,375,859
Sabra Health Care REIT, Inc.	1,209,399	15,504,495
Safety Income and Growth, Inc.	77,629	4,483,851
Saul Centers, Inc.	75,721	2,470,019
Senior Housing Properties Trust (SBI)	1,417,088	4,407,144
Seritage Growth Properties (b)	202,957	2,147,285
Stag Industrial, Inc.	900,791	23,645,764
Summit Hotel Properties, Inc.	625,617	3,791,239
Sunstone Hotel Investors, Inc.	1,348,207	12,390,022
Tanger Factory Outlet Centers, Inc. (b)	540,255	4,062,718
Terreno Realty Corp.	396,231	21,721,383
The GEO Group, Inc.	714,039	9,054,015
UMH Properties, Inc.	222,714	2,893,055
Uniti Group, Inc.	1,107,001	7,815,427
Universal Health Realty Income Trust (SBI)	77,866	8,328,547
Urban Edge Properties	693,894	7,979,781
Urstadt Biddle Properties, Inc. Class A	187,307	2,736,555
Washington Prime Group, Inc. (b)	1,144,809	984,307
Washington REIT (SBI)	493,588	11,510,472
Whitestone REIT Class B	197,061	1,336,074
Xenia Hotels & Resorts, Inc.	679,670	6,592,799
		653,024,686
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	31,080	259,518
American Realty Investments, Inc. (a)	11,469	91,179
Consolidated-Tomoka Land Co.	28,681	1,205,462
Cushman & Wakefield PLC (a)	674,909	8,213,643
eXp World Holdings, Inc. (a)(b)	129,521	1,189,003
Forestar Group, Inc. (a)	102,348	1,349,970
FRP Holdings, Inc. (a)	41,733	1,814,968
Griffin Industrial Realty, Inc.	5,893	226,409
Kennedy-Wilson Holdings, Inc.	733,227	10,375,162
Marcus & Millichap, Inc. (a)	137,392	3,991,238
Maui Land & Pineapple, Inc. (a)	39,623	414,060
Newmark Group, Inc.	861,430	3,342,348
RE/MAX Holdings, Inc.	107,753	2,832,826
Realogy Holdings Corp. (b)	677,893	2,942,056
Redfin Corp. (a)	535,978	11,325,215
Stratus Properties, Inc. (a)	31,575	529,513
Tejon Ranch Co. (a)	126,418	1,731,927
The RMR Group, Inc.	91,298	2,707,899
The St. Joe Co. (a)(b)	201,219	3,682,308
Transcontinental Realty Investors, Inc. (a)	4,293	81,009
		58,305,713

TOTAL REAL ESTATE		711,330,399

UTILITIES - 3.9%
Electric Utilities - 1.0%
Allete, Inc.	310,453	17,869,675
El Paso Electric Co.	242,434	16,485,512
Genie Energy Ltd. Class B	88,047	693,810
MGE Energy, Inc.	209,306	13,533,726
Otter Tail Corp.	237,731	10,550,502
PNM Resources, Inc.	475,832	19,266,438
Portland General Electric Co.	537,195	25,135,354
Spark Energy, Inc. Class A,	71,355	515,183
		104,050,200
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	96,627	8,491,581
New Jersey Resources Corp.	570,393	19,267,876
Northwest Natural Holding Co.	181,922	11,843,122
ONE Gas, Inc.	312,597	24,917,107
RGC Resources, Inc.	44,553	1,108,033
South Jersey Industries, Inc.	554,330	15,848,295
Southwest Gas Holdings, Inc.	325,391	24,664,638
Spire, Inc.	297,591	21,712,239
		127,852,891
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	652,576	1,298,626
Clearway Energy, Inc.:
Class A	148,268	2,772,612
Class C	530,000	10,615,900
Ormat Technologies, Inc.	237,721	14,836,168
Sunnova Energy International, Inc. (b)	191,907	2,418,028
Terraform Power, Inc.	474,575	8,219,639
		40,160,973
Multi-Utilities - 0.6%
Avista Corp.	398,619	17,156,562
Black Hills Corp.	365,410	22,633,495
NorthWestern Energy Corp.	302,234	17,435,879
Unitil Corp.	88,446	4,449,718
		61,675,654
Water Utilities - 0.6%
American States Water Co.	219,178	17,396,158
Artesian Resources Corp. Class A	46,850	1,617,731
Cadiz, Inc. (a)(b)	81,907	873,948
California Water Service Group	287,643	12,920,924
Consolidated Water Co., Inc.	89,900	1,350,298
Global Water Resources, Inc.	71,519	768,829
Middlesex Water Co.	102,576	6,185,333
Pure Cycle Corp. (a)	121,506	1,247,867
SJW Corp.	158,694	9,447,054
York Water Co.	79,331	3,198,626
		55,006,768

TOTAL UTILITIES		388,746,486

TOTAL COMMON STOCKS
(Cost $11,042,998,616)		9,861,109,914

Money Market Funds - 12.4%
Fidelity Cash Central Fund 0.16% (d)	57,861,368	57,878,726
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	1,172,050,166	1,172,167,371
TOTAL MONEY MARKET FUNDS
(Cost $1,230,024,189)		1,230,046,097
TOTAL INVESTMENT IN SECURITIES - 111.7%
(Cost $12,273,022,805)		11,091,156,011
NET OTHER ASSETS (LIABILITIES) - (11.7)%		(1,163,860,828)
NET ASSETS - 100%		$9,927,295,183

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,057	June 2020	$69,059,095	$8,668,448	$8,668,448

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,222,834
Fidelity Securities Lending Cash Central Fund	14,888,905
Total	$16,111,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$218,960,415	$218,960,415	$--	$--
Consumer Discretionary	968,860,598	968,860,598	--	--
Consumer Staples	325,521,818	325,521,818	--	--
Energy	205,339,181	205,339,181	--	--
Financials	1,572,015,598	1,572,015,598	--	--
Health Care	2,144,850,195	2,144,770,669	--	79,526
Industrials	1,480,737,020	1,480,737,020	--	--
Information Technology	1,506,308,452	1,506,308,452	--	--
Materials	338,439,752	338,439,751	--	1
Real Estate	711,330,399	711,330,399	--	--
Utilities	388,746,486	388,746,486	--	--
Money Market Funds	1,230,046,097	1,230,046,097	--	--
Total Investments in Securities:	$11,091,156,011	$11,091,076,484	$--	$79,527
Derivative Instruments:
Assets
Futures Contracts	$8,668,448	$8,668,448	$--	$--
Total Assets	$8,668,448	$8,668,448	$--	$--
Total Derivative Instruments:	$8,668,448	$8,668,448	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,668,448	$0
Total Equity Risk	8,668,448	0
Total Value of Derivatives	$8,668,448	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $1,092,189,411) — See accompanying schedule: Unaffiliated issuers (cost $11,042,998,616)	$9,861,109,914
Fidelity Central Funds (cost $1,230,024,189)	1,230,046,097
Total Investment in Securities (cost $12,273,022,805)		$11,091,156,011
Segregated cash with brokers for derivative instruments		6,271,430
Receivable for investments sold		4,482,040
Receivable for fund shares sold		41,852,084
Dividends receivable		3,108,218
Distributions receivable from Fidelity Central Funds		1,132,545
Other receivables		19,360
Total assets		11,148,021,688
Liabilities
Payable to custodian bank	$77,431
Payable for investments purchased	31,164,139
Payable for fund shares redeemed	15,172,287
Accrued management fee	186,954
Payable for daily variation margin on futures contracts	2,002,251
Collateral on securities loaned	1,172,123,443
Total liabilities		1,220,726,505
Net Assets		$9,927,295,183
Net Assets consist of:
Paid in capital		$11,339,857,099
Total accumulated earnings (loss)		(1,412,561,916)
Net Assets		$9,927,295,183
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($9,927,295,183 ÷ 598,039,986 shares)		$16.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$122,261,016
Interest		56,329
Income from Fidelity Central Funds (including $14,888,905 from security lending)		16,111,739
Total income		138,429,084
Expenses
Management fee	$2,402,282
Independent trustees' fees and expenses	35,702
Interest	14,826
Commitment fees	23,487
Total expenses before reductions	2,476,297
Expense reductions	(7,003)
Total expenses after reductions		2,469,294
Net investment income (loss)		135,959,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,095,692
Fidelity Central Funds	12,170
Foreign currency transactions	26
Futures contracts	(25,777,684)
Total net realized gain (loss)		35,330,204
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,917,440,908)
Fidelity Central Funds	3,391
Futures contracts	7,618,247
Total change in net unrealized appreciation (depreciation)		(1,909,819,270)
Net gain (loss)		(1,874,489,066)
Net increase (decrease) in net assets resulting from operations		$(1,738,529,276)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,959,790	$88,831,138
Net realized gain (loss)	35,330,204	166,016,455
Change in net unrealized appreciation (depreciation)	(1,909,819,270)	51,609,542
Net increase (decrease) in net assets resulting from operations	(1,738,529,276)	306,457,135
Distributions to shareholders	(307,438,333)	(290,813,119)
Share transactions - net increase (decrease)	3,408,692,103	4,115,619,318
Total increase (decrease) in net assets	1,362,724,494	4,131,263,334
Net Assets
Beginning of period	8,564,570,689	4,433,307,355
End of period	$9,927,295,183	$8,564,570,689

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund

Years ended April 30,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.43	$20.49	$19.03	$15.48	$17.07
Income from Investment Operations
Net investment income (loss)A	.27	.27	.28	.25	.24
Net realized and unrealized gain (loss)	(3.48)	.60	1.93	3.72	(1.20)
Total from investment operations	(3.21)	.87	2.21	3.97	(.96)
Distributions from net investment income	(.28)	(.23)	(.23)	(.23)	(.22)
Distributions from net realized gain	(.35)	(.70)	(.51)	(.19)	(.41)
Total distributions	(.62)B	(.93)	(.75)C	(.42)	(.63)
Redemption fees added to paid in capitalA	–	–	–	–D	–D
Net asset value, end of period	$16.60	$20.43	$20.49	$19.03	$15.48
Total ReturnE	(16.27)%	4.74%	11.73%	25.90%	(5.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%	.03%	.04%	.05%	.15%
Expenses net of fee waivers, if any	.03%	.03%	.04%	.04%	.05%
Expenses net of all reductions	.03%	.03%	.04%	.04%	.05%
Net investment income (loss)	1.42%	1.37%	1.38%	1.44%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$9,927,295	$8,564,571	$353,568	$169,906	$116,939
Portfolio turnover rateH	17%	18%	14%I	11%	13%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.62 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.345 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.512 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (formerly Institutional Premium class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain deemed distributions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$12,552,432,561	$1,845,531,413	$(2,153,742,699)	$(308,211,286)
Fidelity Small Cap Index Fund	12,505,453,035	1,411,438,425	(2,825,735,449)	(1,414,297,024)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Index Fund	$65,589,651	$12,042,601	$(308,211,286)
Fidelity Small Cap Index Fund	23,786,380	–	(1,414,297,024)

At period end, certain of the Funds were required to defer losses on futures contracts. In addition, certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to April 30, 2020. Loss deferrals were as follows:

Capital losses
Fidelity Small Cap Index Fund	$(22,051,273)

The tax character of distributions paid was as follows:

April 30, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$189,709,803	$169,375,397	$359,085,200
Fidelity Small Cap Index Fund	173,003,055	134,435,278	307,438,333

April 30, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Index Fund	$128,770,058	$29,994,101	$158,764,159
Fidelity Small Cap Index Fund	99,068,466	191,744,653	290,813,119

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	5,479,968,801	1,621,384,631
Fidelity Small Cap Index Fund	5,186,453,740	1,621,255,915

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to each Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Effective August 1, 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee, and the expense contract was eliminated. There was no change to the total expenses paid by the shareholders.

For the period May 1, 2019 through July 31, 2019, under the expense contract, the investment adviser paid other expenses as necessary so that the total expenses did not exceed .025% of each Fund's average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Index Fund	Borrower	$26,480,727	1.72%	$13,935
Fidelity Small Cap Index Fund	Borrower	$30,393,286	2.51%	$14,826

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Mid Cap Index Fund	$27,920
Fidelity Small Cap Index Fund	23,487

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$164,167	$18,225	$3,087,453
Fidelity Small Cap Index Fund	1,259,417	1,499,141	18,818,550

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$2,221
Fidelity Small Cap Index Fund	7,003

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2020	Year ended April 30, 2019
Fidelity Mid Cap Index Fund
Distributions to shareholders
Investor Class	$–	$509,563
Premium Class	–	27,258,985
Institutional Class	–	14,971,406
Fidelity Mid Cap Index Fund	359,085,200	116,024,205
Total	$359,085,200	$158,764,159
Fidelity Small Cap Index Fund
Distributions to shareholders
Investor Class	$–	$827,727
Premium Class	–	21,076,778
Institutional Class	–	6,517,784
Fidelity Small Cap Index Fund	307,438,333	262,390,830
Total	$307,438,333	$290,813,119

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2020	Year ended April 30, 2019	Year ended April 30, 2020	Year ended April 30, 2019
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	–	1,415,951	$–	$30,593,918
Reinvestment of distributions	–	22,477	–	487,986
Shares redeemed	–	(4,877,518)	–	(103,063,527)
Net increase (decrease)	–	(3,439,090)	$–	$(71,981,623)
Premium Class
Shares sold	–	39,635,020	$–	$861,339,889
Reinvestment of distributions	–	1,211,112	–	26,317,465
Shares redeemed	–	(211,177,744)	–	(4,524,773,468)
Net increase (decrease)	–	(170,331,612)	$–	$(3,637,116,114)
Institutional Class
Shares sold	–	33,782,432	$–	$736,852,357
Reinvestment of distributions	–	661,370	–	14,378,201
Shares redeemed	–	(124,457,627)	–	(2,628,735,786)
Net increase (decrease)	–	(90,013,825)	$–	$(1,877,505,228)
Fidelity Mid Cap Index Fund
Shares sold	324,448,236	467,292,728	$7,065,636,806	$9,828,209,701
Reinvestment of distributions	14,582,920	5,715,154	341,790,373	111,270,694
Shares redeemed	(163,171,799)	(61,139,095)	(3,490,385,520)	(1,266,853,627)
Net increase (decrease)	175,859,357	411,868,787	$3,917,041,659	$8,672,626,768
Fidelity Small Cap Index Fund
Investor Class
Shares sold	–	14,271,528	$–	$316,523,201
Reinvestment of distributions	–	35,872	–	792,763
Shares redeemed	–	(17,004,666)	–	(360,915,167)
Net increase (decrease)	–	(2,697,266)	$–	$(43,599,203)
Premium Class
Shares sold	–	58,076,683	$–	$1,284,593,169
Reinvestment of distributions	–	920,492	–	20,361,287
Shares redeemed	–	(212,344,172)	–	(4,493,116,136)
Net increase (decrease)	–	(153,346,997)	$–	$(3,188,161,680)
Institutional Class
Shares sold	–	23,785,274	$–	$525,644,806
Reinvestment of distributions	–	287,884	–	6,370,885
Shares redeemed	–	(67,163,430)	–	(1,402,563,634)
Net increase (decrease)	–	(43,090,272)	$–	$(870,547,943)
Fidelity Small Cap Index Fund
Shares sold	363,294,524	466,513,661	$6,859,771,158	$9,492,114,830
Reinvestment of distributions	14,543,925	14,113,254	298,048,546	255,226,696
Shares redeemed	(199,115,229)	(78,565,140)	(3,749,127,601)	(1,529,413,382)
Net increase (decrease)	178,723,220	402,061,775	$3,408,692,103	$8,217,928,144

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity Mid Cap Index Fund	.03%
Actual		$1,000.00	$883.70	$.14
Hypothetical-C		$1,000.00	$1,024.71	$.15
Fidelity Small Cap Index Fund	.03%
Actual		$1,000.00	$846.00	$.14
Hypothetical-C		$1,000.00	$1,024.71	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Index Fund	06/08/20	06/05/20	$0.108	$0.021
Fidelity Small Cap Index Fund	06/08/20	06/05/20	$0.041	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Index Fund	$193,595,864
Fidelity Small Cap Index Fund	$134,112,820

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June 2019	93%
December 2019	67%
Fidelity Small Cap Index Fund
June 2019	68%
December 2019	43%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June 2019	97%
December 2019	71%
Fidelity Small Cap Index Fund
June 2019	68%
December 2019	48%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June 2019	4%
December 2019	20%
Fidelity Small Cap Index Fund
June 2019	32%
December 2019	19%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MCX-I-SCX-I-ANN-0620
1.929320.108

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Life of fundA
Fidelity Flex® Mid Cap Index Fund	(9.88)%	3.99%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Mid Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$11,309	Fidelity Flex® Mid Cap Index Fund
$11,288	Russell Midcap® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -9.88%, roughly in line with the -10.00% return of the benchmark Russell MidCap® Index. At the individual-stock level, many companies experienced a substantial drawdown in their share price in February and March 2020, as the coronavirus's spread led to a global economic shutdown. Media company ViacomCBS (-65%) was a significant detractor, hurt by weak financial results and, in the wake of the virus, an increasingly unfavorable business environment. Shares of natural gas transportation company ONEOK (-53%), oil and natural gas exploration firms Concho Resources (-51%) and Pioneer Natural Resources (-41%), and energy services business Halliburton (-52%) plunged along with the energy sector in February and March. Meanwhile, travel-related businesses, including United Airlines Holdings (-67%) and Royal Caribbean Cruises (-60%) saw big stock-price declines as business and leisure travel dried up. Other notable detractors included DXC Technology (-71%), a provider of business-to-business IT services, and consumer finance company Discover Financial Services (-46%). In contrast, shares of chipmaker Advanced Micro Devices (+89%) rose sharply, as the company produced favorable financial results and gains in market share. Gold mining company Newmont (+94%) rose particularly sharply in the period's final months, as uncertainty about the global economic environment boosted the price of gold. Dexcom (+177%), which makes continuous glucose monitoring systems for diabetics, gained on extremely strong financial performance amid robust demand for its product. Discount retailer Dollar General (+40%) benefited from its status as an essential retailer, as customers stocked up on supplies while sheltering at home. Other notable contributors were real estate investment trusts (REITs) SBA Communications (+43%) and Digital Realty Trust (+32%), both of whose businesses benefited from increased demand for data usage.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Fiserv, Inc.	0.9
Advanced Micro Devices, Inc.	0.8
Global Payments, Inc.	0.8
Newmont Corp.	0.8
Dollar General Corp.	0.7
Harris Corp.	0.6
Digital Realty Trust, Inc.	0.6
Centene Corp.	0.6
Lam Research Corp.	0.5
Sempra Energy	0.5
6.8

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	20.1
Industrials	13.5
Health Care	12.2
Financials	11.1
Consumer Discretionary	10.6
Real Estate	8.9
Utilities	7.0
Materials	5.3
Consumer Staples	4.5
Communication Services	4.1

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.2)%

 * Foreign investments – 4.3%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	14,592	$154,967
GCI Liberty, Inc. (a)	1,294	78,714
		233,681
Entertainment - 1.0%
Cinemark Holdings, Inc.	1,448	20,677
Lions Gate Entertainment Corp.:
Class A (a)	654	4,670
Class B (a)	1,568	10,474
Live Nation Entertainment, Inc. (a)	1,730	77,625
Madison Square Garden Entertainment Corp. (a)	250	20,675
Roku, Inc. Class A (a)	1,143	138,566
Spotify Technology SA (a)	1,730	262,216
Take-Two Interactive Software, Inc. (a)	1,493	180,728
The Madison Square Garden Co. (a)	250	42,830
World Wrestling Entertainment, Inc. Class A	568	25,259
Zynga, Inc. (a)	11,438	86,243
		869,963
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	990	221,245
Match Group, Inc. (a)(b)	723	55,642
TripAdvisor, Inc.	1,412	28,198
Twitter, Inc. (a)	10,185	292,106
Zillow Group, Inc.:
Class A (a)	739	32,176
Class C (a)	1,696	74,556
		703,923
Media - 2.0%
Altice U.S.A., Inc. Class A (a)	4,055	105,308
AMC Networks, Inc. Class A (a)	573	13,666
Cable One, Inc.	57	109,033
Discovery Communications, Inc.:
Class A (a)	2,114	47,396
Class C (non-vtg.) (a)	4,503	91,906
DISH Network Corp. Class A (a)	3,458	86,502
Fox Corp.:
Class A	4,634	119,882
Class B	2,093	53,497
Interpublic Group of Companies, Inc.	5,177	87,905
John Wiley & Sons, Inc. Class A	592	22,230
Liberty Broadband Corp.:
Class A (a)	304	36,486
Class C (a)	1,419	174,083
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	2,673	86,044
Liberty Media Class A (a)	312	9,438
Liberty SiriusXM Series A (a)	1,119	37,721
Liberty SiriusXM Series C (a)	2,052	69,912
News Corp.:
Class A	5,140	50,937
Class B	1,608	16,434
Nexstar Broadcasting Group, Inc. Class A	603	42,234
Omnicom Group, Inc.	2,890	164,817
Sinclair Broadcast Group, Inc. Class A	830	14,650
Sirius XM Holdings, Inc.	18,076	106,829
The New York Times Co. Class A	2,170	70,568
ViacomCBS, Inc.:
Class A	487	9,560
Class B	6,924	119,508
		1,746,546
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	1,356	26,605
U.S. Cellular Corp. (a)	207	6,589
		33,194

TOTAL COMMUNICATION SERVICES		3,587,307

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.6%
Aptiv PLC	3,455	240,295
BorgWarner, Inc.	2,787	79,625
Gentex Corp.	3,376	81,834
Lear Corp.	774	75,581
The Goodyear Tire & Rubber Co.	3,092	22,170
		499,505
Automobiles - 0.1%
Harley-Davidson, Inc.	2,064	45,057
Thor Industries, Inc.	705	46,671
		91,728
Distributors - 0.4%
Genuine Parts Co.	1,887	149,601
LKQ Corp. (a)	4,142	108,313
Pool Corp.	513	108,582
		366,496
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	763	88,851
Frontdoor, Inc. (a)	1,139	44,091
Graham Holdings Co.	56	21,841
Grand Canyon Education, Inc. (a)	637	54,795
H&R Block, Inc.	2,623	43,673
Service Corp. International	2,336	85,825
ServiceMaster Global Holdings, Inc. (a)	1,829	62,277
		401,353
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	3,368	91,980
Caesars Entertainment Corp. (a)	7,683	74,218
Chipotle Mexican Grill, Inc. (a)	341	299,586
Choice Hotels International, Inc.	443	33,247
Darden Restaurants, Inc.	1,745	128,764
Domino's Pizza, Inc.	545	197,252
Dunkin' Brands Group, Inc.	1,099	69,061
Extended Stay America, Inc. unit	2,419	26,295
Hilton Grand Vacations, Inc. (a)	1,139	23,463
Hilton Worldwide Holdings, Inc.	3,668	277,704
Hyatt Hotels Corp. Class A	525	29,537
International Game Technology PLC	1,523	11,483
MGM Mirage, Inc.	6,299	106,012
Norwegian Cruise Line Holdings Ltd. (a)	2,391	39,212
Planet Fitness, Inc. (a)	1,113	67,147
Royal Caribbean Cruises Ltd. (b)	2,197	102,754
Six Flags Entertainment Corp.	1,133	22,671
Vail Resorts, Inc.	539	92,169
Wendy's Co.	2,498	49,610
Wyndham Destinations, Inc.	1,213	31,016
Wyndham Hotels & Resorts, Inc.	1,289	48,608
Wynn Resorts Ltd.	1,330	113,755
Yum China Holdings, Inc.	4,823	233,723
		2,169,267
Household Durables - 1.3%
D.R. Horton, Inc.	4,506	212,773
Garmin Ltd.	1,925	156,233
Leggett & Platt, Inc.	1,734	60,915
Lennar Corp.:
Class A	3,721	186,310
Class B	182	6,943
Mohawk Industries, Inc. (a)	728	63,860
Newell Brands, Inc.	5,086	70,594
NVR, Inc. (a)	43	133,300
PulteGroup, Inc.	3,392	95,892
Tempur Sealy International, Inc. (a)	615	33,056
Toll Brothers, Inc.	1,666	40,017
Whirlpool Corp.	831	92,856
		1,152,749
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc. (a)	1,580	102,495
Expedia, Inc.	1,802	127,906
GrubHub, Inc. (a)	1,212	57,921
Liberty Interactive Corp. QVC Group Series A (a)	5,112	41,177
Wayfair LLC Class A (a)(b)	843	104,566
		434,065
Leisure Products - 0.3%
Brunswick Corp.	1,097	52,349
Hasbro, Inc.	1,692	122,179
Mattel, Inc. (a)	4,614	40,234
Polaris, Inc.	775	54,971
		269,733
Multiline Retail - 1.1%
Dollar General Corp.	3,401	596,195
Dollar Tree, Inc. (a)	3,159	251,678
Kohl's Corp.	1,910	35,259
Macy's, Inc. (b)	2,940	17,228
Nordstrom, Inc. (b)	1,451	27,250
Ollie's Bargain Outlet Holdings, Inc. (a)	709	48,148
		975,758
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	891	107,731
AutoNation, Inc. (a)	709	26,403
AutoZone, Inc. (a)	317	323,441
Best Buy Co., Inc.	2,968	227,735
Burlington Stores, Inc. (a)	877	160,219
CarMax, Inc. (a)	2,204	162,325
Carvana Co. Class A (a)(b)	605	48,467
Dick's Sporting Goods, Inc.	877	25,775
Five Below, Inc. (a)	730	65,817
Floor & Decor Holdings, Inc. Class A (a)	933	39,559
Foot Locker, Inc.	1,401	35,908
Gap, Inc.	2,823	22,923
L Brands, Inc.	2,865	34,065
O'Reilly Automotive, Inc. (a)	996	384,795
Penske Automotive Group, Inc.	433	15,579
Tiffany & Co., Inc.	1,604	202,906
Tractor Supply Co.	1,598	162,085
Ulta Beauty, Inc. (a)	736	160,389
Urban Outfitters, Inc. (a)	901	15,623
Williams-Sonoma, Inc.	1,040	64,314
		2,286,059
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,867	28,472
Carter's, Inc.	584	45,669
Columbia Sportswear Co.	392	28,573
Hanesbrands, Inc.	4,841	48,120
lululemon athletica, Inc. (a)	1,582	353,545
PVH Corp.	857	42,190
Ralph Lauren Corp.	649	47,883
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,724	48,582
Tapestry, Inc.	3,382	50,324
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,252	23,466
Class C (non-vtg.) (a)	2,799	25,947
		742,771

TOTAL CONSUMER DISCRETIONARY		9,389,484

CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	629	35,677
Class B (non-vtg.)	2,258	140,448
Molson Coors Beverage Co. Class B	2,338	95,881
		272,006
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	488	73,888
Grocery Outlet Holding Corp.	912	30,342
Kroger Co.	10,600	335,066
Sprouts Farmers Market LLC (a)	1,583	32,895
U.S. Foods Holding Corp. (a)	2,930	62,995
		535,186
Food Products - 2.8%
Archer Daniels Midland Co.	7,466	277,287
Beyond Meat, Inc. (b)	632	62,562
Bunge Ltd.	1,835	72,794
Campbell Soup Co.	2,213	110,606
Conagra Brands, Inc.	6,431	215,053
Flowers Foods, Inc.	2,554	56,903
Hormel Foods Corp.	3,653	171,143
Ingredion, Inc.	896	72,755
Kellogg Co.	3,268	214,054
Lamb Weston Holdings, Inc.	1,959	120,204
McCormick & Co., Inc. (non-vtg.)	1,633	256,120
Pilgrim's Pride Corp. (a)	708	15,576
Post Holdings, Inc. (a)	876	80,461
Seaboard Corp.	3	9,033
The Hain Celestial Group, Inc. (a)	1,116	28,837
The Hershey Co.	1,919	254,133
The J.M. Smucker Co.	1,472	169,148
TreeHouse Foods, Inc. (a)	747	38,642
Tyson Foods, Inc. Class A	3,856	239,805
		2,465,116
Household Products - 0.7%
Church & Dwight Co., Inc.	3,272	229,007
Clorox Co.	1,675	312,287
Energizer Holdings, Inc.	846	32,960
Reynolds Consumer Products, Inc.	604	19,588
Spectrum Brands Holdings, Inc.	611	26,310
		620,152
Personal Products - 0.1%
Coty, Inc. Class A	3,929	21,413
Herbalife Nutrition Ltd. (a)	1,334	49,825
Nu Skin Enterprises, Inc. Class A	743	21,703
		92,941

TOTAL CONSUMER STAPLES		3,985,401

ENERGY - 2.7%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)(b)	1,158	10,665
Baker Hughes Co. Class A	8,681	121,100
Halliburton Co.	11,601	121,811
Helmerich & Payne, Inc.	1,448	28,627
National Oilwell Varco, Inc.	4,747	60,002
Patterson-UTI Energy, Inc.	3,305	12,195
Transocean Ltd. (United States) (a)	10,221	13,083
		367,483
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream GP LP	3,296	15,656
Antero Resources Corp. (a)	3,637	10,838
Apache Corp.	4,859	63,556
Cabot Oil & Gas Corp.	5,440	117,613
Centennial Resource Development, Inc. Class A (a)	2,361	2,786
Cheniere Energy, Inc. (a)	3,132	146,233
Chesapeake Energy Corp. (a)	80	1,400
Cimarex Energy Co.	1,113	28,292
Concho Resources, Inc.	2,543	144,239
Continental Resources, Inc. (b)	1,314	21,536
Devon Energy Corp.	4,823	60,143
Diamondback Energy, Inc.	2,060	89,692
EQT Corp.	3,406	49,694
Equitrans Midstream Corp.	2,732	22,894
Hess Corp.	3,606	175,396
HollyFrontier Corp.	2,059	68,029
Kosmos Energy Ltd.	4,955	8,176
Marathon Oil Corp.	9,673	59,199
Murphy Oil Corp.	2,268	26,898
Noble Energy, Inc.	5,989	58,752
ONEOK, Inc.	5,518	165,154
Parsley Energy, Inc. Class A	4,248	40,144
PBF Energy, Inc. Class A	1,769	20,167
Pioneer Natural Resources Co.	2,212	197,554
Range Resources Corp.	2,802	16,336
Targa Resources Corp.	2,647	34,305
The Williams Companies, Inc.	16,262	314,995
WPX Energy, Inc. (a)	5,608	34,377
		1,994,054

TOTAL ENERGY		2,361,537

FINANCIALS - 11.1%
Banks - 2.9%
Associated Banc-Corp.	2,087	29,510
Bank of Hawaii Corp.	539	36,749
Bank OZK	1,637	37,029
BankUnited, Inc.	1,284	25,436
BOK Financial Corp.	423	21,907
CIT Group, Inc.	1,431	27,160
Citizens Financial Group, Inc.	5,682	127,220
Comerica, Inc.	1,633	56,926
Commerce Bancshares, Inc.	1,343	82,178
Cullen/Frost Bankers, Inc.	719	51,667
East West Bancorp, Inc.	1,952	68,457
Fifth Third Bancorp	9,509	177,723
First Citizens Bancshares, Inc.	92	35,144
First Hawaiian, Inc.	1,760	30,958
First Horizon National Corp.	4,541	41,232
First Republic Bank	2,266	236,321
FNB Corp., Pennsylvania	4,373	35,378
Huntington Bancshares, Inc.	13,619	125,840
KeyCorp	13,157	153,279
M&T Bank Corp.	1,705	191,096
PacWest Bancorp	1,728	34,975
Peoples United Financial, Inc.	5,901	74,884
Pinnacle Financial Partners, Inc.	1,003	40,371
Popular, Inc.	1,278	49,318
Prosperity Bancshares, Inc.	1,219	73,055
Regions Financial Corp.	12,609	135,547
Signature Bank	715	76,634
Sterling Bancorp	2,878	35,486
SVB Financial Group (a)	697	134,639
Synovus Financial Corp.	1,899	39,898
TCF Financial Corp.	2,036	60,449
Texas Capital Bancshares, Inc. (a)	704	19,557
Umpqua Holdings Corp.	2,967	37,162
Webster Financial Corp.	1,226	34,635
Western Alliance Bancorp.	1,270	45,568
Wintrust Financial Corp.	778	32,598
Zions Bancorp NA	2,174	68,720
		2,584,706
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	659	46,104
Ameriprise Financial, Inc.	1,696	194,938
BGC Partners, Inc. Class A	3,905	12,086
Cboe Global Markets, Inc.	1,472	146,287
E*TRADE Financial Corp.	2,988	121,343
Eaton Vance Corp. (non-vtg.)	1,447	53,105
Evercore, Inc. Class A	525	27,090
FactSet Research Systems, Inc.	499	137,225
Franklin Resources, Inc.	3,689	69,501
Interactive Brokers Group, Inc.	1,000	41,000
Invesco Ltd.	3,744	32,273
Janus Henderson Group PLC	2,119	37,930
Lazard Ltd. Class A	1,377	37,868
Legg Mason, Inc.	1,143	56,956
LPL Financial	1,067	64,255
MarketAxess Holdings, Inc.	490	222,955
Morningstar, Inc.	252	39,302
MSCI, Inc.	1,096	358,392
Northern Trust Corp.	2,577	203,995
Raymond James Financial, Inc.	1,671	110,152
SEI Investments Co.	1,706	86,938
State Street Corp.	4,775	301,016
T. Rowe Price Group, Inc.	3,072	355,215
The NASDAQ OMX Group, Inc.	1,523	167,027
Virtu Financial, Inc. Class A	686	16,032
		2,938,985
Consumer Finance - 0.7%
Ally Financial, Inc.	5,306	86,965
Credit Acceptance Corp. (a)	139	43,308
Discover Financial Services	3,944	169,474
LendingTree, Inc. (a)	104	25,934
Navient Corp.	2,881	21,953
OneMain Holdings, Inc.	914	22,128
Santander Consumer U.S.A. Holdings, Inc.	1,507	23,494
SLM Corp.	5,667	47,263
Synchrony Financial	7,918	156,697
		597,216
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	5,687	104,186
Jefferies Financial Group, Inc.	3,381	46,387
Voya Financial, Inc.	1,816	82,029
		232,602
Insurance - 3.4%
Alleghany Corp.	188	100,337
American Financial Group, Inc.	904	59,881
American National Insurance Co.	94	7,567
Arch Capital Group Ltd. (a)	4,992	119,958
Arthur J. Gallagher & Co.	2,477	194,445
Assurant, Inc.	813	86,373
Assured Guaranty Ltd.	1,305	38,798
Athene Holding Ltd. (a)	1,935	52,245
Axis Capital Holdings Ltd.	1,108	40,553
Brighthouse Financial, Inc. (a)	1,498	38,514
Brown & Brown, Inc.	3,098	111,249
Cincinnati Financial Corp.	2,045	134,561
CNA Financial Corp.	374	11,811
Erie Indemnity Co. Class A	328	58,404
Everest Re Group Ltd.	540	93,490
First American Financial Corp.	1,464	67,520
FNF Group	3,549	96,000
Globe Life, Inc.	1,434	118,076
Hanover Insurance Group, Inc.	511	51,294
Hartford Financial Services Group, Inc.	4,802	182,428
Kemper Corp.	843	56,666
Lincoln National Corp.	2,605	92,399
Loews Corp.	3,332	115,487
Markel Corp. (a)	180	155,851
Mercury General Corp.	369	15,114
Old Republic International Corp.	3,761	59,988
Primerica, Inc.	546	56,735
Principal Financial Group, Inc.	3,538	128,819
Reinsurance Group of America, Inc.	842	88,141
RenaissanceRe Holdings Ltd.	579	84,540
Unum Group	2,648	46,208
W.R. Berkley Corp.	1,934	104,436
White Mountains Insurance Group Ltd.	41	39,893
Willis Group Holdings PLC	1,717	306,124
		3,013,905
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	7,206	89,499
Annaly Capital Management, Inc.	19,019	118,869
Chimera Investment Corp.	2,563	19,915
MFA Financial, Inc.	9,464	16,562
New Residential Investment Corp.	4,222	25,712
Starwood Property Trust, Inc.	3,342	43,245
Two Harbors Investment Corp.	4,923	22,498
		336,300
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	4,690	34,284
New York Community Bancorp, Inc.	5,951	64,628
TFS Financial Corp.	575	7,849
		106,761

TOTAL FINANCIALS		9,810,475

HEALTH CARE - 12.2%
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc. (a)	807	33,200
Alkermes PLC (a)	2,104	28,846
Alnylam Pharmaceuticals, Inc. (a)	1,430	188,331
BioMarin Pharmaceutical, Inc. (a)	2,378	218,824
bluebird bio, Inc. (a)	724	39,009
Exact Sciences Corp. (a)	1,869	147,614
Exelixis, Inc. (a)	3,987	98,459
Incyte Corp. (a)	2,391	233,505
Ionis Pharmaceuticals, Inc. (a)	1,711	95,012
Moderna, Inc. (a)	2,987	137,372
Neurocrine Biosciences, Inc. (a)	1,210	118,749
Sage Therapeutics, Inc. (a)	605	23,583
Sarepta Therapeutics, Inc. (a)	945	111,397
Seattle Genetics, Inc. (a)	1,547	212,295
United Therapeutics Corp. (a)	577	63,216
		1,749,412
Health Care Equipment & Supplies - 3.9%
Abiomed, Inc. (a)	592	113,220
Align Technology, Inc. (a)	1,044	224,303
Cantel Medical Corp.	510	18,870
Dentsply Sirona, Inc.	2,995	127,108
DexCom, Inc. (a)	1,205	403,916
Envista Holdings Corp. (a)	1,938	37,733
Hill-Rom Holdings, Inc.	886	99,666
Hologic, Inc. (a)	3,485	174,599
ICU Medical, Inc. (a)	253	55,485
IDEXX Laboratories, Inc. (a)	1,132	314,243
Insulet Corp. (a)	787	157,180
Integra LifeSciences Holdings Corp. (a)	935	47,732
Masimo Corp. (a)	622	133,052
Penumbra, Inc. (a)	416	73,765
ResMed, Inc.	1,884	292,623
STERIS PLC	1,108	157,890
Teleflex, Inc.	613	205,600
The Cooper Companies, Inc.	642	184,061
Varian Medical Systems, Inc. (a)	1,218	139,315
West Pharmaceutical Services, Inc.	967	183,014
Zimmer Biomet Holdings, Inc.	2,746	328,696
		3,472,071
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	1,159	27,828
AmerisourceBergen Corp.	1,978	177,347
Cardinal Health, Inc.	3,898	192,873
Centene Corp. (a)	7,716	513,731
Chemed Corp.	204	84,980
Covetrus, Inc. (a)	1,297	15,421
DaVita HealthCare Partners, Inc. (a)	1,154	91,178
Encompass Health Corp.	1,293	85,661
Guardant Health, Inc. (a)	497	38,249
Henry Schein, Inc. (a)	1,962	107,047
Laboratory Corp. of America Holdings (a)	1,295	212,963
McKesson Corp.	2,157	304,676
MEDNAX, Inc. (a)	1,123	16,306
Molina Healthcare, Inc. (a)	811	132,980
Premier, Inc. (a)	796	26,395
Quest Diagnostics, Inc.	1,768	194,674
Universal Health Services, Inc. Class B	1,049	110,869
		2,333,178
Health Care Technology - 0.8%
Cerner Corp.	4,147	287,760
Change Healthcare, Inc.	3,035	35,327
Veeva Systems, Inc. Class A (a)	1,741	332,183
		655,270
Life Sciences Tools & Services - 2.1%
Adaptive Biotechnologies Corp.	896	28,681
Agilent Technologies, Inc.	4,136	317,066
Avantor, Inc.	4,177	70,215
Bio-Rad Laboratories, Inc. Class A (a)	283	124,548
Bio-Techne Corp.	503	113,175
Bruker Corp.	1,374	54,026
Charles River Laboratories International, Inc. (a)	648	93,746
IQVIA Holdings, Inc. (a)	2,363	336,940
Mettler-Toledo International, Inc. (a)	317	228,221
PerkinElmer, Inc.	1,484	134,347
PPD, Inc.	917	21,916
PRA Health Sciences, Inc. (a)	844	81,446
QIAGEN NV (a)	2,942	122,652
Waters Corp. (a)	852	159,324
		1,886,303
Pharmaceuticals - 0.8%
Catalent, Inc. (a)	2,040	141,066
Elanco Animal Health, Inc. (a)	5,314	131,309
Horizon Pharma PLC (a)	2,487	89,631
Jazz Pharmaceuticals PLC (a)	742	81,806
Mylan NV (a)	6,730	112,862
Nektar Therapeutics (a)	2,201	42,259
Perrigo Co. PLC	1,688	89,970
		688,903

TOTAL HEALTH CARE		10,785,137

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	1,272	67,492
Curtiss-Wright Corp.	567	58,770
Harris Corp.	2,948	571,028
HEICO Corp.	588	51,509
HEICO Corp. Class A	1,032	74,645
Hexcel Corp.	1,121	38,775
Howmet Aerospace, Inc.	5,161	67,454
Huntington Ingalls Industries, Inc.	534	102,213
Spirit AeroSystems Holdings, Inc. Class A	1,191	26,393
Teledyne Technologies, Inc. (a)	476	155,019
Textron, Inc.	3,014	79,449
TransDigm Group, Inc.	688	249,799
		1,542,546
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,809	128,258
Expeditors International of Washington, Inc.	2,285	163,617
XPO Logistics, Inc. (a)	1,230	82,090
		373,965
Airlines - 0.3%
Alaska Air Group, Inc.	1,812	58,926
American Airlines Group, Inc. (b)	4,341	52,135
Copa Holdings SA Class A	470	20,779
JetBlue Airways Corp. (a)	4,284	41,726
United Airlines Holdings, Inc. (a)	3,287	97,229
		270,795
Building Products - 1.1%
A.O. Smith Corp.	1,824	77,301
Allegion PLC	1,236	124,267
Armstrong World Industries, Inc.	648	49,948
Fortune Brands Home & Security, Inc.	1,840	88,688
Lennox International, Inc.	471	87,926
Masco Corp.	3,699	151,807
Owens Corning	1,423	61,701
Resideo Technologies, Inc. (a)	1,728	8,865
Trane Technologies PLC	3,171	277,209
		927,712
Commercial Services & Supplies - 1.1%
ADT, Inc.	1,584	9,076
Cintas Corp.	1,133	251,333
Clean Harbors, Inc. (a)	694	37,080
Copart, Inc. (a)	2,685	215,095
IAA Spinco, Inc. (a)	1,797	69,364
KAR Auction Services, Inc.	1,699	25,451
Republic Services, Inc.	2,818	220,762
Rollins, Inc.	1,867	74,680
Stericycle, Inc. (a)	1,184	57,779
		960,620
Construction & Engineering - 0.4%
AECOM (a)	2,024	73,390
Fluor Corp.	1,883	22,031
Jacobs Engineering Group, Inc.	1,705	141,089
Quanta Services, Inc.	1,884	68,502
Valmont Industries, Inc.	273	32,007
		337,019
Electrical Equipment - 1.0%
Acuity Brands, Inc.	531	45,979
AMETEK, Inc.	3,031	254,210
GrafTech International Ltd.	772	6,269
Hubbell, Inc. Class B	725	90,212
nVent Electric PLC	2,042	38,083
Regal Beloit Corp.	548	38,913
Rockwell Automation, Inc.	1,537	291,231
Sensata Technologies, Inc. PLC (a)	2,088	75,961
		840,858
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	739	89,389
Machinery - 3.8%
AGCO Corp.	842	44,491
Allison Transmission Holdings, Inc.	1,478	53,711
Colfax Corp. (a)	1,227	31,644
Crane Co.	673	36,645
Cummins, Inc.	1,953	319,316
Donaldson Co., Inc.	1,676	73,459
Dover Corp.	1,937	181,400
Flowserve Corp.	1,771	49,889
Fortive Corp.	3,944	252,416
Gardner Denver Holdings, Inc. (a)	4,586	133,361
Gates Industrial Corp. PLC (a)	561	4,819
Graco, Inc.	2,183	97,493
IDEX Corp.	1,004	154,245
ITT, Inc.	1,183	62,368
Lincoln Electric Holdings, Inc.	783	63,039
Middleby Corp. (a)	688	38,273
Nordson Corp.	760	122,292
Oshkosh Corp.	906	61,182
PACCAR, Inc.	4,513	312,435
Parker Hannifin Corp.	1,718	271,650
Pentair PLC	2,236	77,343
Snap-On, Inc.	730	95,112
Stanley Black & Decker, Inc.	2,033	224,037
Timken Co.	908	34,123
Toro Co.	1,413	90,164
Trinity Industries, Inc.	1,365	26,331
WABCO Holdings, Inc. (a)	659	88,556
Westinghouse Air Brake Co.	2,413	136,141
Woodward, Inc.	748	45,299
Xylem, Inc.	2,390	171,841
		3,353,075
Marine - 0.0%
Kirby Corp. (a)	807	43,110
Professional Services - 1.9%
CoreLogic, Inc.	1,066	40,956
CoStar Group, Inc. (a)	479	310,517
Equifax, Inc.	1,614	224,185
IHS Markit Ltd.	5,187	349,085
Manpower, Inc.	777	57,684
Nielsen Holdings PLC	4,542	66,904
Robert Half International, Inc.	1,523	71,992
TransUnion Holding Co., Inc.	2,497	196,739
Verisk Analytics, Inc.	2,119	323,847
		1,641,909
Road & Rail - 0.8%
AMERCO	117	32,775
J.B. Hunt Transport Services, Inc.	1,133	114,569
Kansas City Southern	1,278	166,843
Knight-Swift Transportation Holdings, Inc. Class A	1,657	61,607
Landstar System, Inc.	518	53,515
Lyft, Inc. (a)	2,619	85,982
Old Dominion Freight Lines, Inc.	1,292	187,715
Ryder System, Inc.	686	24,284
Schneider National, Inc. Class B	723	15,841
		743,131
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	1,425	37,264
Fastenal Co.	7,619	275,960
HD Supply Holdings, Inc. (a)	2,162	64,168
MSC Industrial Direct Co., Inc. Class A	580	34,591
United Rentals, Inc. (a)	999	128,372
Univar, Inc. (a)	2,232	32,409
W.W. Grainger, Inc.	576	158,734
Watsco, Inc.	432	69,548
WESCO International, Inc. (a)	574	14,849
		815,895
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,019	28,114

TOTAL INDUSTRIALS		11,968,138

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	791	173,466
Ciena Corp. (a)	2,028	93,795
CommScope Holding Co., Inc. (a)	2,559	28,175
EchoStar Holding Corp. Class A (a)	665	20,981
F5 Networks, Inc. (a)	816	113,636
Juniper Networks, Inc.	4,470	96,552
Motorola Solutions, Inc.	2,280	327,887
Ubiquiti, Inc.	108	17,499
ViaSat, Inc. (a)	773	32,775
		904,766
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	3,880	342,449
Arrow Electronics, Inc. (a)	1,075	67,639
Avnet, Inc.	1,349	40,497
CDW Corp.	1,903	210,852
Cognex Corp.	2,182	120,534
Coherent, Inc. (a)	324	41,430
Corning, Inc.	10,161	223,644
Dolby Laboratories, Inc. Class A	815	48,924
FLIR Systems, Inc.	1,799	78,077
IPG Photonics Corp. (a)	471	60,914
Jabil, Inc.	2,019	57,420
Keysight Technologies, Inc. (a)	2,496	241,538
Littelfuse, Inc.	313	45,460
National Instruments Corp.	1,737	66,736
SYNNEX Corp.	555	48,596
Trimble, Inc. (a)	3,344	115,803
Zebra Technologies Corp. Class A (a)	712	163,518
		1,974,031
IT Services - 5.9%
Akamai Technologies, Inc. (a)	2,109	206,070
Alliance Data Systems Corp.	384	19,227
Amdocs Ltd.	1,772	114,188
Black Knight, Inc. (a)	1,902	134,224
Booz Allen Hamilton Holding Corp. Class A	1,814	133,220
Broadridge Financial Solutions, Inc.	1,525	176,900
CACI International, Inc. Class A (a)	325	81,296
DXC Technology Co.	2,926	53,048
EPAM Systems, Inc. (a)	691	152,635
Euronet Worldwide, Inc. (a)	680	62,397
Fiserv, Inc. (a)	7,531	776,146
FleetCor Technologies, Inc. (a)	1,141	275,266
Gartner, Inc. (a)	1,172	139,245
Genpact Ltd.	2,504	86,213
Global Payments, Inc.	3,984	661,424
GoDaddy, Inc. (a)	2,320	161,078
Jack Henry & Associates, Inc.	1,021	166,985
Leidos Holdings, Inc.	1,781	175,981
MongoDB, Inc. Class A (a)	568	92,090
Okta, Inc. (a)	1,397	211,366
Paychex, Inc.	4,295	294,293
Sabre Corp.	3,641	26,470
Square, Inc. (a)	4,598	299,514
Switch, Inc. Class A	776	13,324
The Western Union Co.	5,619	107,154
Twilio, Inc. Class A (a)	1,641	184,284
VeriSign, Inc. (a)	1,379	288,887
WEX, Inc. (a)	580	76,746
		5,169,671
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)	13,757	720,729
Cree, Inc. (a)	1,434	61,848
Entegris, Inc.	1,774	96,204
First Solar, Inc. (a)	1,107	48,719
KLA-Tencor Corp.	2,091	343,112
Lam Research Corp.	1,927	491,925
Marvell Technology Group Ltd.	8,879	237,424
Maxim Integrated Products, Inc.	3,572	196,389
Microchip Technology, Inc.	3,144	275,823
MKS Instruments, Inc.	716	71,765
Monolithic Power Systems, Inc.	558	111,550
ON Semiconductor Corp. (a)	5,450	87,445
Qorvo, Inc. (a)	1,542	151,162
Skyworks Solutions, Inc.	2,272	236,015
Teradyne, Inc.	2,217	138,651
Universal Display Corp.	572	85,869
Xilinx, Inc.	3,325	290,605
		3,645,235
Software - 6.2%
2U, Inc. (a)	740	17,575
Alteryx, Inc. Class A (a)	606	68,587
Anaplan, Inc. (a)	1,166	47,643
ANSYS, Inc. (a)	1,111	290,893
Aspen Technology, Inc. (a)	915	93,559
Atlassian Corp. PLC (a)	1,594	247,851
Avalara, Inc. (a)	623	55,678
Bill.Com Holdings, Inc. (a)(b)	133	7,832
Cadence Design Systems, Inc. (a)	3,704	300,506
CDK Global, Inc.	1,532	60,177
Cerence, Inc. (a)	492	10,411
Ceridian HCM Holding, Inc. (a)	1,241	73,182
Citrix Systems, Inc.	1,547	224,330
Coupa Software, Inc. (a)	847	149,148
DocuSign, Inc. (a)	2,103	220,289
Dropbox, Inc. Class A (a)	2,816	59,192
Dynatrace, Inc.	1,746	52,118
Elastic NV (a)	727	46,630
Fair Isaac Corp. (a)	378	133,411
FireEye, Inc. (a)	2,690	30,962
Fortinet, Inc. (a)	1,902	204,921
Guidewire Software, Inc. (a)	1,111	100,923
HubSpot, Inc. (a)	550	92,747
LogMeIn, Inc.	627	53,583
Manhattan Associates, Inc. (a)	859	60,937
Medallia, Inc.	917	19,697
New Relic, Inc. (a)	680	36,509
Nortonlifelock, Inc.	7,475	158,993
Nuance Communications, Inc. (a)	3,813	77,023
Nutanix, Inc. Class A (a)	2,339	47,926
Pagerduty, Inc.	568	11,990
Palo Alto Networks, Inc. (a)	1,264	248,389
Parametric Technology Corp. (a)	1,395	96,604
Paycom Software, Inc. (a)	657	171,490
Paylocity Holding Corp. (a)	464	53,142
Pegasystems, Inc.	515	43,064
Pluralsight, Inc. (a)	822	13,514
Proofpoint, Inc. (a)	737	89,715
RealPage, Inc. (a)	1,042	67,199
RingCentral, Inc. (a)	990	226,245
Smartsheet, Inc. (a)	1,163	61,313
SolarWinds, Inc. (a)	603	10,239
Splunk, Inc. (a)	2,078	291,668
SS&C Technologies Holdings, Inc.	2,952	162,832
Synopsys, Inc. (a)	1,983	311,569
Teradata Corp. (a)	1,509	37,106
The Trade Desk, Inc. (a)	526	153,897
Tyler Technologies, Inc. (a)	500	160,345
Zendesk, Inc. (a)	1,499	115,243
Zscaler, Inc. (a)	929	62,317
		5,431,114
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	17,545	176,503
NCR Corp. (a)	1,693	34,740
NetApp, Inc.	3,068	134,286
Pure Storage, Inc. Class A (a)	3,168	45,619
Western Digital Corp.	3,955	182,246
Xerox Holdings Corp.	2,373	43,402
		616,796

TOTAL INFORMATION TECHNOLOGY		17,741,613

MATERIALS - 5.3%
Chemicals - 1.9%
Albemarle Corp. U.S.	1,409	86,555
Ashland Global Holdings, Inc.	747	46,082
Axalta Coating Systems Ltd. (a)	2,713	53,555
Cabot Corp.	751	25,451
Celanese Corp. Class A	1,606	133,410
CF Industries Holdings, Inc.	2,922	80,355
Corteva, Inc.	10,031	262,712
Eastman Chemical Co.	1,846	111,701
Element Solutions, Inc. (a)	2,913	29,858
FMC Corp.	1,725	158,528
Huntsman Corp.	2,908	48,883
International Flavors & Fragrances, Inc. (b)	1,432	187,635
NewMarket Corp.	89	36,618
Olin Corp.	2,079	27,755
RPM International, Inc.	1,697	112,698
The Chemours Co. LLC	1,849	21,689
The Mosaic Co.	4,586	52,785
The Scotts Miracle-Gro Co. Class A	524	64,992
Valvoline, Inc.	2,546	43,766
W.R. Grace & Co.	770	36,367
Westlake Chemical Corp.	463	20,117
		1,641,512
Construction Materials - 0.4%
Eagle Materials, Inc.	564	34,410
Martin Marietta Materials, Inc.	839	159,603
Vulcan Materials Co.	1,754	198,149
		392,162
Containers & Packaging - 1.5%
Aptargroup, Inc.	847	90,697
Ardagh Group SA	233	2,899
Avery Dennison Corp.	1,111	122,643
Ball Corp.	4,305	282,365
Berry Global Group, Inc. (a)	1,759	69,991
Crown Holdings, Inc. (a)	1,751	112,782
Graphic Packaging Holding Co.	3,926	52,412
International Paper Co.	5,199	178,066
O-I Glass, Inc.	2,060	16,974
Packaging Corp. of America	1,258	121,586
Sealed Air Corp.	2,077	59,381
Silgan Holdings, Inc.	992	34,224
Sonoco Products Co.	1,342	65,543
WestRock Co.	3,305	106,388
		1,315,951
Metals & Mining - 1.5%
Alcoa Corp. (a)	2,451	19,976
Arconic Rolled Products Corp. (a)	1,252	10,917
Freeport-McMoRan, Inc.	19,440	171,655
Newmont Corp.	10,885	647,440
Nucor Corp.	4,092	168,549
Reliance Steel & Aluminum Co.	872	78,114
Royal Gold, Inc.	868	106,356
Steel Dynamics, Inc.	2,754	66,840
United States Steel Corp. (b)	2,319	17,810
		1,287,657
Paper & Forest Products - 0.0%
Domtar Corp.	751	17,543

TOTAL MATERIALS		4,654,825

REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 8.5%
Alexandria Real Estate Equities, Inc.	1,608	252,601
American Campus Communities, Inc.	1,853	65,392
American Homes 4 Rent Class A	3,395	81,955
Americold Realty Trust	2,535	77,546
Apartment Investment & Management Co. Class A	1,972	74,285
Apple Hospitality (REIT), Inc.	2,779	26,901
AvalonBay Communities, Inc.	1,862	303,413
Boston Properties, Inc.	2,065	200,677
Brandywine Realty Trust (SBI)	2,323	25,925
Brixmor Property Group, Inc.	4,009	45,903
Brookfield Property REIT, Inc. Class A	1,172	11,480
Camden Property Trust (SBI)	1,255	110,528
Colony Capital, Inc.	6,594	15,232
Columbia Property Trust, Inc.	1,502	21,464
CoreSite Realty Corp.	492	59,625
Corporate Office Properties Trust (SBI)	1,486	39,260
Cousins Properties, Inc.	1,940	58,530
CubeSmart	2,548	64,210
CyrusOne, Inc.	1,488	104,383
Digital Realty Trust, Inc.	3,479	520,076
Douglas Emmett, Inc.	2,169	66,133
Duke Realty Corp.	4,872	169,058
Empire State Realty Trust, Inc.	2,011	16,812
EPR Properties	1,063	31,273
Equity Commonwealth	1,552	52,690
Equity Lifestyle Properties, Inc.	2,291	138,170
Equity Residential (SBI)	4,894	318,404
Essex Property Trust, Inc.	875	213,588
Extra Space Storage, Inc.	1,669	147,273
Federal Realty Investment Trust (SBI)	944	78,607
Gaming & Leisure Properties	2,723	76,898
HCP, Inc.	6,803	177,830
Healthcare Trust of America, Inc.	2,836	69,851
Highwoods Properties, Inc. (SBI)	1,336	51,850
Hospitality Properties Trust (SBI)	2,626	18,198
Host Hotels & Resorts, Inc.	9,540	117,437
Hudson Pacific Properties, Inc.	2,019	49,627
Invitation Homes, Inc.	7,086	167,584
Iron Mountain, Inc.	3,842	92,900
JBG SMITH Properties	1,618	54,931
Kilroy Realty Corp.	1,383	86,106
Kimco Realty Corp.	5,595	61,041
Lamar Advertising Co. Class A	1,127	64,972
Life Storage, Inc.	619	54,218
Medical Properties Trust, Inc.	6,889	118,077
Mid-America Apartment Communities, Inc.	1,515	169,559
National Retail Properties, Inc.	2,270	74,093
Omega Healthcare Investors, Inc.	3,036	88,499
Outfront Media, Inc.	1,934	30,344
Paramount Group, Inc.	2,607	25,158
Park Hotels & Resorts, Inc.	2,684	25,525
Rayonier, Inc.	1,738	41,764
Realty Income Corp.	4,357	239,286
Regency Centers Corp.	2,148	94,319
Retail Properties America, Inc.	2,857	17,713
SBA Communications Corp. Class A	1,492	432,561
SITE Centers Corp.	1,924	11,659
SL Green Realty Corp.	1,069	56,710
Spirit Realty Capital, Inc.	1,340	41,218
Store Capital Corp.	2,855	57,300
Sun Communities, Inc.	1,201	161,414
Taubman Centers, Inc.	783	33,747
The Macerich Co.	1,875	14,006
UDR, Inc.	3,867	144,896
Ventas, Inc.	4,884	157,997
VEREIT, Inc.	14,477	79,334
VICI Properties, Inc.	6,211	108,196
Vornado Realty Trust	2,284	100,085
Weingarten Realty Investors (SBI)	1,633	29,704
Welltower, Inc.	5,509	282,226
Weyerhaeuser Co.	9,920	216,950
WP Carey, Inc.	2,296	151,031
		7,538,208
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	4,474	192,069
Howard Hughes Corp. (a)	543	29,409
Jones Lang LaSalle, Inc.	694	73,273
		294,751

TOTAL REAL ESTATE		7,832,959

UTILITIES - 7.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	3,154	153,127
Avangrid, Inc.	729	31,347
Edison International	4,687	275,174
Entergy Corp.	2,650	253,102
Evergy, Inc.	3,034	177,277
Eversource Energy	4,306	347,494
FirstEnergy Corp.	7,174	296,071
Hawaiian Electric Industries, Inc.	1,424	56,205
IDACORP, Inc.	659	60,483
NRG Energy, Inc.	3,387	113,566
OGE Energy Corp.	2,689	84,757
PG&E Corp. (a)	7,096	75,501
Pinnacle West Capital Corp.	1,505	115,870
PPL Corp.	10,318	262,284
Xcel Energy, Inc.	6,965	442,695
		2,744,953
Gas Utilities - 0.3%
Atmos Energy Corp.	1,606	163,764
National Fuel Gas Co.	1,098	45,018
UGI Corp.	2,773	83,689
		292,471
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	8,904	117,978
Vistra Energy Corp.	5,663	110,655
		228,633
Multi-Utilities - 2.9%
Ameren Corp.	3,261	237,238
CenterPoint Energy, Inc.	6,736	114,714
CMS Energy Corp.	3,756	214,430
Consolidated Edison, Inc.	4,446	350,345
DTE Energy Co.	2,478	257,068
MDU Resources Group, Inc.	2,653	59,586
NiSource, Inc.	5,004	125,650
Public Service Enterprise Group, Inc.	6,741	341,836
Sempra Energy	3,769	466,791
WEC Energy Group, Inc.	4,193	379,676
		2,547,334
Water Utilities - 0.5%
American Water Works Co., Inc.	2,410	293,273
Aqua America, Inc.	2,880	120,355
		413,628

TOTAL UTILITIES		6,227,019

TOTAL COMMON STOCKS
(Cost $90,018,307)		88,343,895

Money Market Funds - 0.7%
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)
(Cost $677,025)	676,957	677,025
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $90,695,332)		89,020,920
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(656,307)
NET ASSETS - 100%		$88,364,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2020	$164,130	$(5,402)	$(5,402)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,116
Fidelity Securities Lending Cash Central Fund	9,592
Total	$15,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,587,307	$3,587,307	$--	$--
Consumer Discretionary	9,389,484	9,389,484	--	--
Consumer Staples	3,985,401	3,985,401	--	--
Energy	2,361,537	2,361,537	--	--
Financials	9,810,475	9,810,475	--	--
Health Care	10,785,137	10,785,137	--	--
Industrials	11,968,138	11,968,138	--	--
Information Technology	17,741,613	17,741,613	--	--
Materials	4,654,825	4,654,825	--	--
Real Estate	7,832,959	7,832,959	--	--
Utilities	6,227,019	6,227,019	--	--
Money Market Funds	677,025	677,025	--	--
Total Investments in Securities:	$89,020,920	$89,020,920	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(5,402)	$(5,402)	$--	$--
Total Liabilities	$(5,402)	$(5,402)	$--	$--
Total Derivative Instruments:	$(5,402)	$(5,402)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(5,402)
Total Equity Risk	0	(5,402)
Total Value of Derivatives	$0	$(5,402)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $640,445) — See accompanying schedule: Unaffiliated issuers (cost $90,018,307)	$88,343,895
Fidelity Central Funds (cost $677,025)	677,025
Total Investment in Securities (cost $90,695,332)		$89,020,920
Segregated cash with brokers for derivative instruments		17,000
Cash		3,112
Receivable for investments sold		657,793
Receivable for fund shares sold		255,144
Dividends receivable		41,109
Distributions receivable from Fidelity Central Funds		663
Total assets		89,995,741
Liabilities
Payable for investments purchased	$133,510
Payable for fund shares redeemed	815,173
Payable for daily variation margin on futures contracts	5,450
Collateral on securities loaned	676,995
Total liabilities		1,631,128
Net Assets		$88,364,613
Net Assets consist of:
Paid in capital		$91,557,117
Total accumulated earnings (loss)		(3,192,504)
Net Assets		$88,364,613
Net Asset Value, offering price and redemption price per share ($88,364,613 ÷ 8,195,323 shares)		$10.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$1,606,434
Interest		188
Income from Fidelity Central Funds (including $9,592 from security lending)		15,708
Total income		1,622,330
Expenses
Independent trustees' fees and expenses	$326
Commitment fees	215
Total expenses before reductions	541
Expense reductions	(119)
Total expenses after reductions		422
Net investment income (loss)		1,621,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(282,248)
Fidelity Central Funds	49
Futures contracts	(58,168)
Total net realized gain (loss)		(340,367)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,072,095)
Fidelity Central Funds	(38)
Futures contracts	(23,710)
Total change in net unrealized appreciation (depreciation)		(8,095,843)
Net gain (loss)		(8,436,210)
Net increase (decrease) in net assets resulting from operations		$(6,814,302)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,621,908	$1,106,843
Net realized gain (loss)	(340,367)	(146,494)
Change in net unrealized appreciation (depreciation)	(8,095,843)	6,353,794
Net increase (decrease) in net assets resulting from operations	(6,814,302)	7,314,143
Distributions to shareholders	(2,114,423)	(1,190,626)
Share transactions
Proceeds from sales of shares	76,636,711	45,261,175
Reinvestment of distributions	1,506,366	322,533
Cost of shares redeemed	(57,615,855)	(29,828,891)
Net increase (decrease) in net assets resulting from share transactions	20,527,222	15,754,817
Total increase (decrease) in net assets	11,598,497	21,878,334
Net Assets
Beginning of period	76,766,116	54,887,782
End of period	$88,364,613	$76,766,116
Other Information
Shares
Sold	6,607,879	3,946,892
Issued in reinvestment of distributions	119,168	29,694
Redeemed	(4,806,215)	(2,567,677)
Net increase (decrease)	1,920,832	1,408,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

Years ended April 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.23	$11.28	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.20	.16	.02
Net realized and unrealized gain (loss)	(1.39)	.98	.98	.17
Total from investment operations	(1.17)	1.18	1.14	.19
Distributions from net investment income	(.18)	(.19)	(.04)	–
Distributions from net realized gain	(.10)	(.05)	(.01)	–
Total distributions	(.28)	(.23)C	(.05)	–
Net asset value, end of period	$10.78	$12.23	$11.28	$10.19
Total ReturnD,E	(9.88)%	10.75%	11.19%	1.90%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	- %I
Net investment income (loss)	1.84%	1.76%	1.46%	1.24%I
Supplemental Data
Net assets, end of period (000 omitted)	$88,365	$76,766	$54,888	$306
Portfolio turnover rateJ	38%	25%	25%K	1%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.046 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, partnerships, short-term gain distribution from underlying funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,462,334
Gross unrealized depreciation	(15,251,427)
Net unrealized appreciation (depreciation)	$(3,789,093)
Tax Cost	$92,810,013

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$492,018
Undistributed long-term capital gain	$104,571
Net unrealized appreciation (depreciation) on securities and other investments	$(3,789,093)

The tax character of distributions paid was as follows:

	April 30, 2020	April 30, 2019
Ordinary Income	$1,327,844	$ 1,164,859
Long-term Capital Gains	786,579	25,767
Total	$2,114,423	$ 1,190,626

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	55,063,226	33,586,743

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Mid Cap Index Fund	$215

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $14 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $119.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Mid Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	- %-C	$1,000.00	$884.20	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Flex Mid Cap Index Fund voted to pay on June 8, 2020, to shareholders of record at the opening of business on June 5, 2020, a distribution of $0.014 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.063 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2020, $978,886, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 99% and 74% of the dividends distributed in June and December 2019, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% and 78% of the dividends distributed in June and December 2019, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1% and 22% of the dividends distributed in June and December 2019, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZMP-ANN-0620
1.9881627.103

Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

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Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Life of fundA
Fidelity Flex® Small Cap Index Fund	(16.23)%	0.31%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Small Cap Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$10,096	Fidelity Flex® Small Cap Index Fund
$10,064	Russell 2000® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -16.23%, roughly in line with the -16.39% return of the benchmark Russell 2000® Index. At the individual-stock level, the biggest detractor was Insperity (-59%), a provider of human resources services. Among its challenges during the 12 months, Insperity reported weaker-than-expected third-quarter financial results. Several companies with exposure to the travel industry significantly detracted, as stocks such as Spirit Airlines (-72%) and Pebblebook Hotel Trust (-62%), an owner of hotel properties, saw big declines as business and leisure travel dried up with the spread of the coronavirus. As states mandated the closure of many businesses along with stay-at-home orders, apparel retailers such as American Eagle Outfitters (-66%) saw big share-price declines. Shares of many energy stocks, including exploration and production companies PDC Energy (-71%) and Callon Petroleum (-87%) plunged along with the energy sector in February and March, while Ingevity (-55%), a chemical manufacturer, also detracted. In contrast, Teladoc Health (+189%), a provider of virtual health care services, gained as investors anticipated increased demand for remote doctor visits amid the mounting coronavirus crisis. Shares of Array Biopharma (+112%), a biotechnology company specializing in cancer treatments, rose sharply last June after the company agreed to be acquired by Pfizer in a deal that ultimately closed in July. Similarly, drugmaker Medicines Co. (+166%) agreed in November to an acquisition by Novartis; the transaction closed in January. Other contributors included Enphase Energy (+366%), a producer of renewable energy products that reported strong financial results, and biotechnology company Immunomedics (+90%), whose promising breast cancer drug received early regulatory approval.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Teladoc Health, Inc.	0.7
Repligen Corp.	0.4
Lumentum Holdings, Inc.	0.4
Generac Holdings, Inc.	0.4
Amedisys, Inc.	0.4
Immunomedics, Inc.	0.4
Haemonetics Corp.	0.4
Novocure Ltd.	0.4
Five9, Inc.	0.4
Trex Co., Inc.	0.3
4.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Health Care	21.7
Financials	15.9
Information Technology	15.3
Industrials	15.0
Consumer Discretionary	9.8
Real Estate	7.2
Utilities	4.0
Materials	3.4
Consumer Staples	3.3
Communication Services	2.2

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.4)%

 * Foreign investments – 4.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.7%
ATN International, Inc.	706	$43,857
Bandwidth, Inc. (a)	1,025	83,599
Cincinnati Bell, Inc. (a)	3,153	46,191
Cogent Communications Group, Inc.	2,667	223,575
Consolidated Communications Holdings, Inc.	4,508	28,265
IDT Corp. Class B (a)	1,210	6,534
Intelsat SA (a)(b)	4,442	5,553
Iridium Communications, Inc. (a)	6,113	137,573
Ooma, Inc. (a)	1,356	15,811
ORBCOMM, Inc. (a)	4,684	12,366
PDVWireless, Inc. (a)	683	35,858
Vonage Holdings Corp. (a)	14,426	120,601
		759,783
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	3,343	16,448
Eros International PLC (a)	4,858	12,388
Gaia, Inc. Class A (a)	644	5,854
Glu Mobile, Inc. (a)	7,393	57,665
IMAX Corp. (a)	3,352	38,548
LiveXLive Media, Inc. (a)	2,454	6,258
Marcus Corp.	1,442	20,967
Reading International, Inc. Class A (a)	545	2,324
Rosetta Stone, Inc. (a)	1,338	22,853
		183,305
Interactive Media & Services - 0.3%
CarGurus, Inc. Class A (a)	4,782	109,412
Cars.com, Inc. (a)	4,328	22,419
DHI Group, Inc. (a)	3,237	8,999
Eventbrite, Inc. (a)	2,397	21,861
EverQuote, Inc. Class A (a)	560	21,823
Liberty TripAdvisor Holdings, Inc. (a)	3,882	9,123
MeetMe, Inc. (a)	4,490	27,703
QuinStreet, Inc. (a)	2,962	30,094
Travelzoo, Inc. (a)	336	1,872
TrueCar, Inc. (a)	6,761	17,308
Yelp, Inc. (a)	4,363	97,513
		368,127
Media - 0.8%
Boston Omaha Corp. (a)	680	11,036
Cardlytics, Inc. (a)	916	41,174
Cbdmd, Inc. (a)	1,948	1,877
Central European Media Enterprises Ltd. Class A (a)	5,642	21,947
Clear Channel Outdoor Holdings, Inc. (a)	3,134	3,024
comScore, Inc. (a)	3,263	9,430
Cumulus Media, Inc. (a)	972	4,306
Daily Journal Corp. (a)	75	20,813
E.W. Scripps Co. Class A	3,500	28,245
Emerald Expositions Events, Inc.	468	1,067
Entercom Communications Corp. Class A	7,923	9,666
Entravision Communication Corp. Class A	4,053	5,917
Fluent, Inc. (a)	2,508	5,041
Gray Television, Inc. (a)	5,811	67,466
Hemisphere Media Group, Inc. (a)	1,145	10,626
Lee Enterprises, Inc. (a)	2,680	2,456
Liberty Latin America Ltd.:
Class A (a)	2,903	31,062
Class C (a)	7,371	76,216
Liberty Media Corp.:
Liberty Braves Class A (a)	822	16,966
Liberty Braves Class C (a)	2,093	42,048
Loral Space & Communications Ltd.	892	19,624
Marchex, Inc. Class B (a)	2,389	3,990
MDC Partners, Inc. Class A (a)	1,755	2,510
Meredith Corp.	2,573	38,158
MSG Network, Inc. Class A (a)	2,754	32,718
National CineMedia, Inc.	4,187	13,817
New Media Investment Group, Inc.	7,739	8,745
Saga Communications, Inc. Class A	243	6,833
Scholastic Corp.	1,879	54,623
TechTarget, Inc. (a)	1,481	34,537
Tegna, Inc.	13,503	144,752
Tribune Publishing Co.	1,116	9,564
WideOpenWest, Inc. (a)	1,677	9,928
		790,182
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	2,787	38,851
Gogo, Inc. (a)(b)	2,667	4,347
Shenandoah Telecommunications Co.	2,985	159,727
Spok Holdings, Inc.	1,153	11,830
		214,755

TOTAL COMMUNICATION SERVICES		2,316,152

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.9%
Adient PLC (a)	5,602	83,918
American Axle & Manufacturing Holdings, Inc. (a)	7,255	31,342
Cooper Tire & Rubber Co.	3,119	66,092
Cooper-Standard Holding, Inc. (a)	1,118	14,366
Dana, Inc.	8,861	101,902
Dorman Products, Inc. (a)	1,694	106,858
Fox Factory Holding Corp. (a)	2,365	120,639
Gentherm, Inc. (a)	2,071	77,538
LCI Industries	1,525	132,248
Modine Manufacturing Co. (a)	2,613	12,098
Motorcar Parts of America, Inc. (a)	1,223	17,403
Standard Motor Products, Inc.	1,309	53,263
Stoneridge, Inc. (a)	1,718	34,412
Tenneco, Inc. (a)	3,295	17,101
Visteon Corp. (a)	1,739	104,862
		974,042
Automobiles - 0.1%
Winnebago Industries, Inc.	1,979	87,808
Distributors - 0.1%
Core-Mark Holding Co., Inc.	2,887	82,972
Funko, Inc. (a)(b)	1,527	6,536
Weyco Group, Inc.	397	7,555
		97,063
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	3,363	106,843
American Public Education, Inc. (a)	965	24,868
Career Education Corp. (a)	4,372	56,836
Carriage Services, Inc.	1,044	15,681
Chegg, Inc. (a)	7,436	317,889
Collectors Universe, Inc.	569	12,501
Houghton Mifflin Harcourt Co. (a)	6,929	11,086
K12, Inc. (a)	2,501	56,798
Laureate Education, Inc. Class A (a)	7,187	68,061
OneSpaWorld Holdings Ltd.	3,038	19,777
Regis Corp. (a)	1,530	19,003
Select Interior Concepts, Inc. (a)	1,532	4,902
Strategic Education, Inc.	1,331	212,028
Weight Watchers International, Inc. (a)	2,982	76,071
		1,002,344
Hotels, Restaurants & Leisure - 2.2%
BFC Financial Corp. Class A	4,429	9,389
Biglari Holdings, Inc. (a)	50	3,500
BJ's Restaurants, Inc.	1,244	27,194
Bloomin' Brands, Inc.	5,552	66,902
Bluegreen Vacations Corp.	166	905
Boyd Gaming Corp.	5,133	85,670
Brinker International, Inc.	2,378	55,360
Carrols Restaurant Group, Inc. (a)	2,485	9,070
Century Casinos, Inc. (a)	1,509	6,843
Churchill Downs, Inc.	2,187	219,181
Chuy's Holdings, Inc. (a)	1,059	17,749
Cracker Barrel Old Country Store, Inc.	1,475	143,665
Dave & Buster's Entertainment, Inc.	1,969	28,826
Del Taco Restaurants, Inc. (a)	2,053	12,072
Denny's Corp. (a)	3,638	41,000
Dine Brands Global, Inc.	1,014	45,011
Drive Shack, Inc. (a)	4,019	5,305
El Pollo Loco Holdings, Inc. (a)	1,227	15,006
Eldorado Resorts, Inc. (a)(b)	4,202	90,091
Everi Holdings, Inc. (a)	5,123	25,359
Fiesta Restaurant Group, Inc. (a)	1,377	10,018
Golden Entertainment, Inc. (a)	965	9,110
Inspired Entertainment, Inc. (a)	396	1,018
J. Alexanders Holdings, Inc. (a)	914	4,835
Jack in the Box, Inc.	1,473	88,822
Kura Sushi U.S.A., Inc. Class A (a)	218	3,669
Lindblad Expeditions Holdings (a)	1,490	9,953
Marriott Vacations Worldwide Corp.	2,579	214,057
Monarch Casino & Resort, Inc. (a)	725	24,172
Nathan's Famous, Inc.	198	11,141
Noodles & Co. (a)	1,908	11,925
Papa John's International, Inc. (b)	1,411	101,479
Penn National Gaming, Inc. (a)(b)	7,002	124,776
PlayAGS, Inc. (a)	1,412	6,199
Potbelly Corp. (a)	1,613	5,565
RCI Hospitality Holdings, Inc.	576	7,217
Red Lion Hotels Corp. (a)	1,731	2,787
Red Robin Gourmet Burgers, Inc. (a)	855	12,509
Red Rock Resorts, Inc.	4,460	48,882
Ruth's Hospitality Group, Inc.	1,756	19,764
Scientific Games Corp. Class A (a)	3,539	44,627
SeaWorld Entertainment, Inc. (a)	3,006	44,158
Shake Shack, Inc. Class A (a)	1,849	100,789
Target Hospitality Corp. (a)	2,184	4,412
Texas Roadhouse, Inc. Class A	4,112	193,634
The Cheesecake Factory, Inc.	2,660	59,291
Twin River Worldwide Holdings, Inc.	1,108	17,484
Wingstop, Inc.	1,828	214,370
		2,304,761
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	654	4,473
Beazer Homes U.S.A., Inc. (a)	1,885	13,270
Casper Sleep, Inc. (b)	447	3,107
Cavco Industries, Inc. (a)	550	85,074
Century Communities, Inc. (a)	1,823	39,049
Ethan Allen Interiors, Inc.	1,507	17,044
Flexsteel Industries, Inc.	282	2,707
GoPro, Inc. Class A (a)(b)	8,186	28,815
Green Brick Partners, Inc. (a)	1,599	14,247
Hamilton Beach Brands Holding Co. Class A	422	5,566
Helen of Troy Ltd. (a)	1,570	257,920
Hooker Furniture Corp.	750	11,243
Installed Building Products, Inc. (a)	1,453	71,647
iRobot Corp. (a)(b)	1,772	108,021
KB Home	5,522	144,897
La-Z-Boy, Inc.	2,854	66,926
Legacy Housing Corp. (a)	377	3,687
LGI Homes, Inc. (a)	1,282	77,664
Lifetime Brands, Inc.	794	4,526
Lovesac (a)	541	6,454
M.D.C. Holdings, Inc.	3,226	94,361
M/I Homes, Inc. (a)	1,720	43,791
Meritage Homes Corp. (a)	2,312	121,519
Purple Innovation, Inc. (a)	527	5,302
Skyline Champion Corp. (a)	3,238	63,821
Sonos, Inc. (a)	5,100	52,122
Taylor Morrison Home Corp. (a)	8,350	121,493
TopBuild Corp. (a)	2,084	194,208
TRI Pointe Homes, Inc. (a)	8,806	101,093
Tupperware Brands Corp.	1,559	5,020
Universal Electronics, Inc. (a)	858	35,418
Zagg, Inc. (a)	1,893	6,247
		1,810,732
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,614	30,973
Duluth Holdings, Inc. (a)	530	2,125
Groupon, Inc. (a)	29,236	35,668
Lands' End, Inc. (a)	627	5,336
Leaf Group Ltd. (a)	1,237	1,794
Liquidity Services, Inc. (a)	1,747	8,735
Overstock.com, Inc. (a)(b)	2,236	28,218
PetMed Express, Inc. (b)	1,252	49,542
Quotient Technology, Inc. (a)	4,808	34,521
Shutterstock, Inc.	1,226	46,588
Stamps.com, Inc. (a)	1,032	163,335
Stitch Fix, Inc. (a)(b)	2,644	42,436
The RealReal, Inc. (b)	3,346	39,282
The Rubicon Project, Inc. (a)	6,256	44,856
Waitr Holdings, Inc. (a)(b)	3,762	5,041
		538,450
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,236	61,266
American Outdoor Brands Corp. (a)	3,467	32,815
Callaway Golf Co.	5,958	85,319
Clarus Corp.	1,509	16,116
Escalade, Inc.	711	6,079
Johnson Outdoors, Inc. Class A	342	23,379
Malibu Boats, Inc. Class A (a)	1,302	44,763
Marine Products Corp.	515	5,006
MCBC Holdings, Inc. (a)	1,274	13,313
Sturm, Ruger & Co., Inc.	1,066	56,711
Vista Outdoor, Inc. (a)	3,710	37,545
YETI Holdings, Inc. (a)	3,553	98,098
		480,410
Multiline Retail - 0.1%
Big Lots, Inc.	2,499	58,602
Dillard's, Inc. Class A	637	18,779
JC Penney Corp., Inc. (a)	11,807	2,999
		80,380
Specialty Retail - 1.9%
Aaron's, Inc. Class A	4,195	133,862
Abercrombie & Fitch Co. Class A	4,059	42,944
America's Car Mart, Inc. (a)	394	25,984
American Eagle Outfitters, Inc.	10,082	80,152
Asbury Automotive Group, Inc. (a)	1,229	82,958
At Home Group, Inc. (a)	1,929	4,533
Barnes & Noble Education, Inc. (a)	2,928	5,241
Bed Bath & Beyond, Inc. (b)	7,841	48,536
Boot Barn Holdings, Inc. (a)	1,809	33,394
Caleres, Inc.	2,545	20,640
Camping World Holdings, Inc.	2,118	18,787
Chico's FAS, Inc.	5,586	8,379
Citi Trends, Inc.	722	8,202
Conn's, Inc. (a)	669	4,522
DSW, Inc. Class A	3,945	25,051
Express, Inc. (a)	4,138	8,566
GameStop Corp. Class A (a)(b)	4,224	24,204
Genesco, Inc. (a)	923	17,472
GNC Holdings, Inc. Class A (a)(b)	5,296	3,048
Group 1 Automotive, Inc.	1,129	63,890
Guess?, Inc.	2,988	27,938
Haverty Furniture Companies, Inc.	1,159	15,681
Hibbett Sports, Inc. (a)	1,123	17,328
Hudson Ltd. (a)	2,607	12,774
Lithia Motors, Inc. Class A (sub. vtg.)	1,385	153,126
Lumber Liquidators Holdings, Inc. (a)	1,924	13,564
MarineMax, Inc. (a)	1,388	20,001
Michaels Companies, Inc. (a)	5,230	15,899
Monro, Inc.	2,016	111,868
Murphy U.S.A., Inc. (a)	1,836	196,085
National Vision Holdings, Inc. (a)	4,879	129,294
Office Depot, Inc.	34,814	77,287
OneWater Marine, Inc. Class A	309	3,550
Party City Holdco, Inc. (a)(b)	372	282
Rent-A-Center, Inc.	3,152	62,741
RH (a)(b)	1,052	151,257
Sally Beauty Holdings, Inc. (a)	7,469	72,524
Shoe Carnival, Inc.	581	13,723
Signet Jewelers Ltd.	3,343	33,631
Sleep Number Corp. (a)	1,791	53,551
Sonic Automotive, Inc. Class A (sub. vtg.)	1,557	33,367
Sportsman's Warehouse Holdings, Inc. (a)	2,714	19,432
Tailored Brands, Inc.	3,303	5,483
The Buckle, Inc.	1,853	28,369
The Cato Corp. Class A (sub. vtg.)	1,460	16,440
The Children's Place Retail Stores, Inc. (b)	953	28,171
The Container Store Group, Inc. (a)	1,145	2,405
Tilly's, Inc.	1,143	6,732
Winmark Corp.	157	23,550
Zumiez, Inc. (a)	1,293	27,334
		2,033,752
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc. (a)	524	435
Crocs, Inc. (a)	4,402	106,749
Culp, Inc.	759	5,396
Deckers Outdoor Corp. (a)	1,774	263,900
Delta Apparel, Inc. (a)	416	5,358
Fossil Group, Inc. (a)	3,067	12,145
G-III Apparel Group Ltd. (a)	2,832	32,087
Kontoor Brands, Inc.	2,835	55,027
Movado Group, Inc.	818	8,434
Oxford Industries, Inc.	1,068	44,771
Rocky Brands, Inc.	460	9,867
Steven Madden Ltd.	5,209	130,590
Superior Group of Companies, Inc.	735	6,409
Unifi, Inc. (a)	945	9,781
Vera Bradley, Inc. (a)	1,310	7,218
Vince Holding Corp. (a)	118	704
Wolverine World Wide, Inc.	4,868	99,745
		798,616

TOTAL CONSUMER DISCRETIONARY		10,208,358

CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	527	245,851
Celsius Holdings, Inc. (a)	2,083	10,457
Coca-Cola Bottling Co. Consolidated	299	70,406
Craft Brew Alliance, Inc. (a)	735	11,099
MGP Ingredients, Inc.	825	31,127
National Beverage Corp. (a)(b)	752	37,773
New Age Beverages Corp. (a)	4,376	6,170
		412,883
Food & Staples Retailing - 0.8%
Andersons, Inc.	2,009	34,093
BJ's Wholesale Club Holdings, Inc. (a)	6,973	183,460
Chefs' Warehouse Holdings (a)	1,572	22,134
HF Foods Group, Inc. (a)	1,391	11,309
Ingles Markets, Inc. Class A	910	37,155
Natural Grocers by Vitamin Cottage, Inc.	598	6,739
Performance Food Group Co. (a)	7,985	234,360
PriceSmart, Inc.	1,426	90,608
Rite Aid Corp. (a)(b)	3,526	50,528
SpartanNash Co.	2,302	39,479
United Natural Foods, Inc. (a)	3,423	36,421
Village Super Market, Inc. Class A	536	12,880
Weis Markets, Inc.	600	30,018
		789,184
Food Products - 1.4%
Alico, Inc.	326	9,555
B&G Foods, Inc. Class A (b)	4,053	78,709
Bridgford Foods Corp. (a)	135	2,460
Cal-Maine Foods, Inc.	2,000	83,020
Calavo Growers, Inc.	1,028	59,624
Darling International, Inc. (a)	10,315	212,386
Farmer Brothers Co. (a)	762	7,041
Fresh Del Monte Produce, Inc.	1,953	55,680
Freshpet, Inc. (a)	2,190	165,148
Hostess Brands, Inc. Class A (a)	7,569	90,979
J&J Snack Foods Corp.	936	118,900
John B. Sanfilippo & Son, Inc.	546	44,843
Lancaster Colony Corp.	1,192	160,479
Landec Corp. (a)	1,691	18,855
Limoneira Co.	997	13,310
Sanderson Farms, Inc.	1,248	169,903
Seneca Foods Corp. Class A (a)	410	14,752
The Simply Good Foods Co. (a)	5,266	99,264
Tootsie Roll Industries, Inc.	1,044	36,676
		1,441,584
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,017	33,500
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,168	65,929
Oil-Dri Corp. of America	337	12,600
WD-40 Co.	859	149,707
		261,736
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	2,519	44,158
Edgewell Personal Care Co. (a)	3,443	95,061
elf Beauty, Inc. (a)	1,647	21,526
Inter Parfums, Inc.	1,115	49,829
LifeVantage Corp. (a)	923	14,307
MediFast, Inc.	704	53,420
Nature's Sunshine Products, Inc. (a)	543	4,778
Revlon, Inc. (a)(b)	429	5,714
USANA Health Sciences, Inc. (a)	799	71,287
Youngevity International, Inc. (a)	632	1,043
		361,123
Tobacco - 0.2%
22nd Century Group, Inc. (a)	7,745	7,282
Pyxus International, Inc. (a)	603	1,580
Turning Point Brands, Inc.	544	12,675
Universal Corp.	1,542	74,587
Vector Group Ltd.	7,061	75,553
		171,677

TOTAL CONSUMER STAPLES		3,438,187

ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Archrock, Inc.	8,423	40,515
Cactus, Inc.	3,010	53,518
COVIA Corp. (a)	2,148	1,396
DMC Global, Inc.	931	24,029
Dril-Quip, Inc. (a)	2,315	76,696
Era Group, Inc. (a)	1,313	6,723
Exterran Corp. (a)	1,992	13,546
Forum Energy Technologies, Inc. (a)	3,706	1,594
Frank's International NV (a)	7,042	17,112
FTS International, Inc. (a)	1,997	819
Geospace Technologies Corp. (a)	870	5,403
Helix Energy Solutions Group, Inc. (a)	9,077	23,056
Independence Contract Drilling, Inc. (a)	73	569
KLX Energy Services Holdings, Inc. (a)	950	1,235
Liberty Oilfield Services, Inc. Class A	2,504	11,819
Mammoth Energy Services, Inc.	426	358
Matrix Service Co. (a)	1,755	18,322
Nabors Industries Ltd. (b)	307	4,522
Natural Gas Services Group, Inc. (a)	505	3,207
NCS Multistage Holdings, Inc. (a)	359	241
Newpark Resources, Inc. (a)	6,303	9,644
Nextier Oilfield Solutions, Inc. (a)	8,906	20,662
Nine Energy Service, Inc. (a)	736	1,067
Noble Corp. (a)	12,532	3,233
Oceaneering International, Inc. (a)	6,368	32,732
Oil States International, Inc. (a)	3,995	13,743
Pacific Drilling SA (a)	1,406	901
ProPetro Holding Corp. (a)	5,133	21,764
RigNet, Inc. (a)	873	1,179
RPC, Inc.	3,509	11,966
SEACOR Holdings, Inc. (a)	1,115	31,510
SEACOR Marine Holdings, Inc. (a)	1,518	4,751
Seadrill Ltd. (a)(b)	2,872	1,647
Select Energy Services, Inc. Class A (a)	3,708	17,798
Smart Sand, Inc. (a)	1,156	959
Solaris Oilfield Infrastructure, Inc. Class A	2,011	13,755
TETRA Technologies, Inc. (a)	5,723	2,783
Tidewater, Inc. (a)	2,792	16,082
U.S. Silica Holdings, Inc.	5,387	10,343
U.S. Well Services, Inc. (a)	745	344
		521,543
Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. (a)	7,851	2,471
Altus Midstream Co. (a)	3,375	2,565
Amplify Energy Corp. New	731	965
Arch Coal, Inc.	965	28,168
Ardmore Shipping Corp.	2,235	14,706
Berry Petroleum Corp.	4,036	13,843
Bonanza Creek Energy, Inc. (a)	1,225	21,389
Brigham Minerals, Inc. Class A	1,799	23,189
California Resources Corp. (a)(b)	3,202	8,966
Callon Petroleum Co. (a)	25,126	23,611
Chaparral Energy, Inc. Class A (a)	1,168	572
Clean Energy Fuels Corp. (a)	8,726	18,805
CNX Resources Corp. (a)	11,684	123,850
Comstock Resources, Inc. (a)(b)	980	7,507
CONSOL Energy, Inc. (a)	1,651	12,531
CVR Energy, Inc.	1,897	45,243
Delek U.S. Holdings, Inc.	4,730	110,446
Denbury Resources, Inc. (a)(b)	30,775	10,941
DHT Holdings, Inc.	7,037	51,089
Diamond S Shipping, Inc. (a)	1,765	21,904
Dorian LPG Ltd. (a)	1,793	17,016
Earthstone Energy, Inc. (a)	714	1,649
Energy Fuels, Inc. (a)	6,244	11,080
Evolution Petroleum Corp.	1,762	5,233
Extraction Oil & Gas, Inc. (a)	5,488	2,906
Falcon Minerals Corp.	2,679	6,550
GasLog Ltd.	2,660	12,289
Golar LNG Ltd.	6,076	43,079
Goodrich Petroleum Corp. (a)	589	5,012
Green Plains, Inc.	2,267	13,307
Gulfport Energy Corp. (a)	10,232	26,143
Hallador Energy Co.	760	579
Highpoint Resources, Inc. (a)	5,938	1,969
International Seaways, Inc.	1,612	39,010
Laredo Petroleum, Inc. (a)	11,238	12,249
Magnolia Oil & Gas Corp. Class A (a)	5,596	36,206
Matador Resources Co. (a)	7,110	50,054
Montage Resources Corp. (a)	1,375	9,391
NACCO Industries, Inc. Class A	234	8,225
National Energy Services Reunited Corp. (a)	1,548	7,910
Nextdecade Corp. (a)	836	1,396
Nordic American Tanker Shipping Ltd. (b)	8,882	53,470
Northern Oil & Gas, Inc. (a)	18,735	15,685
Oasis Petroleum, Inc. (a)	21,222	14,938
Overseas Shipholding Group, Inc. (a)	4,066	10,165
Panhandle Royalty Co. Class A	392	1,697
Par Pacific Holdings, Inc. (a)	2,026	19,693
PDC Energy, Inc. (a)	6,387	82,967
Peabody Energy Corp.	4,170	14,136
Penn Virginia Corp. (a)	970	6,101
PrimeEnergy Corp. (a)	21	1,312
QEP Resources, Inc.	15,738	15,518
Renewable Energy Group, Inc. (a)	2,339	58,031
Rex American Resources Corp. (a)	366	21,770
Ring Energy, Inc. (a)	3,213	2,896
Rosehill Resources, Inc. (a)	391	178
SandRidge Energy, Inc. (a)	2,038	4,056
Scorpio Tankers, Inc. (b)	2,815	61,620
Ship Finance International Ltd. (NY Shares)	5,163	58,290
SilverBow Resources, Inc. (a)	505	2,732
SM Energy Co.	6,415	25,981
Southwestern Energy Co. (a)	34,720	112,146
Talos Energy, Inc. (a)	1,298	14,784
Teekay Corp. (a)	4,463	16,602
Teekay Tankers Ltd. (a)	1,515	30,770
Tellurian, Inc. (a)(b)	5,366	7,620
Unit Corp. (a)	2,034	687
Uranium Energy Corp. (a)	11,252	12,377
W&T Offshore, Inc. (a)	6,108	16,919
Whiting Petroleum Corp. (a)(b)	5,910	7,447
World Fuel Services Corp.	4,115	102,875
		1,647,477

TOTAL ENERGY		2,169,020

FINANCIALS - 15.9%
Banks - 8.6%
1st Constitution Bancorp	465	5,906
1st Source Corp.	878	30,493
ACNB Corp.	526	14,707
Allegiance Bancshares, Inc.	1,219	30,573
Amalgamated Bank	885	9,470
American National Bankshares, Inc.	683	18,270
Ameris Bancorp	3,914	99,533
Ames National Corp.	569	12,063
Arrow Financial Corp.	820	23,370
Atlantic Capital Bancshares, Inc. (a)	1,433	17,984
Banc of California, Inc.	2,920	30,426
BancFirst Corp.	1,182	45,519
Bancorp, Inc., Delaware (a)	3,207	22,353
BancorpSouth Bank	6,204	135,806
Bank First National Corp.	364	18,644
Bank of Commerce Holdings	943	7,252
Bank of Marin Bancorp	836	27,555
Bank7 Corp.	241	2,410
BankFinancial Corp.	910	7,526
Bankwell Financial Group, Inc.	432	6,588
Banner Corp.	2,246	86,314
Bar Harbor Bankshares	1,003	18,435
BayCom Corp. (a)	553	6,818
BCB Bancorp, Inc.	963	9,746
Berkshire Hills Bancorp, Inc.	2,919	49,740
Boston Private Financial Holdings, Inc.	5,280	40,128
Bridge Bancorp, Inc.	1,058	21,890
Brookline Bancorp, Inc., Delaware	4,966	50,703
Bryn Mawr Bank Corp.	1,266	36,860
Business First Bancshares, Inc.	806	11,268
Byline Bancorp, Inc.	1,467	18,073
C & F Financial Corp.	193	6,863
Cadence Bancorp Class A	8,076	53,463
Cambridge Bancorp	266	14,837
Camden National Corp.	968	31,702
Capital Bancorp, Inc. (a)	469	5,093
Capital City Bank Group, Inc.	917	20,211
Capstar Financial Holdings, Inc.	944	10,771
Carolina Financial Corp.	1,511	51,117
Carter Bank & Trust	1,460	13,841
Cathay General Bancorp	4,672	130,442
CBTX, Inc.	1,143	20,643
Centerstate Banks of Florida, Inc.	7,535	131,034
Central Pacific Financial Corp.	1,756	30,712
Central Valley Community Bancorp	732	10,709
Century Bancorp, Inc. Class A (non-vtg.)	181	13,519
Chemung Financial Corp.	209	5,121
Citizens & Northern Corp.	816	14,590
City Holding Co.	1,008	68,131
Civista Bancshares, Inc.	1,084	16,618
CNB Financial Corp., Pennsylvania	943	16,729
Coastal Financial Corp. of Washington (a)	475	6,237
Codorus Valley Bancorp, Inc.	606	8,514
Colony Bankcorp, Inc.	464	5,846
Columbia Banking Systems, Inc.	4,505	121,590
Community Bank System, Inc.	3,218	201,093
Community Bankers Trust Corp.	1,534	8,575
Community Financial Corp.	248	5,754
Community Trust Bancorp, Inc.	984	33,358
ConnectOne Bancorp, Inc.	2,212	33,047
CrossFirst Bankshares, Inc. (a)	3,041	29,406
Customers Bancorp, Inc. (a)	1,845	23,542
CVB Financial Corp.	8,445	175,529
Eagle Bancorp, Inc.	2,064	72,405
Enterprise Bancorp, Inc.	579	13,983
Enterprise Financial Services Corp.	1,544	47,463
Equity Bancshares, Inc. (a)	985	18,459
Esquire Financial Holdings, Inc. (a)	373	6,125
Evans Bancorp, Inc.	258	7,165
Farmers & Merchants Bancorp, Inc.	641	15,384
Farmers National Banc Corp.	1,614	19,997
FB Financial Corp.	1,073	23,971
Fidelity D & D Bancorp, Inc.	161	6,211
Financial Institutions, Inc.	1,032	19,969
First Bancorp, North Carolina	1,686	44,831
First Bancorp, Puerto Rico	13,679	79,749
First Bancshares, Inc.	1,203	23,964
First Bank Hamilton New Jersey	1,185	9,385
First Busey Corp.	3,258	60,012
First Business Finance Services, Inc.	571	9,810
First Capital, Inc.	215	10,718
First Choice Bancorp	666	10,137
First Commonwealth Financial Corp.	6,240	59,405
First Community Bankshares, In	1,152	27,153
First Financial Bancorp, Ohio	6,244	96,033
First Financial Bankshares, Inc.	8,223	229,011
First Financial Corp., Indiana	826	29,340
First Financial Northwest, Inc.	517	5,077
First Foundation, Inc.	2,494	34,317
First Guaranty Bancshares, Inc.	346	4,674
First Internet Bancorp	618	9,703
First Interstate Bancsystem, Inc.	2,408	81,390
First Merchants Corp.	3,439	97,358
First Mid-Illinois Bancshares, Inc.	932	24,884
First Midwest Bancorp, Inc., Delaware	6,390	94,444
First Northwest Bancorp	506	5,895
First of Long Island Corp.	1,463	23,101
Flushing Financial Corp.	1,723	21,520
FNCM Bancorp, Inc.	1,126	6,981
Franklin Financial Network, Inc.	861	20,423
Franklin Financial Services Corp.	261	7,543
Fulton Financial Corp.	9,932	116,105
FVCBankcorp, Inc. (a)	787	9,058
German American Bancorp, Inc.	1,563	46,468
Glacier Bancorp, Inc.	5,501	209,478
Great Southern Bancorp, Inc.	694	29,544
Great Western Bancorp, Inc.	3,628	68,206
Guaranty Bancshares, Inc. Texas	516	13,917
Hancock Whitney Corp.	5,531	115,653
Hanmi Financial Corp.	1,966	23,730
HarborOne Bancorp, Inc.	1,648	13,217
Hawthorn Bancshares, Inc.	373	6,789
HBT Financial, Inc.	585	6,815
Heartland Financial U.S.A., Inc.	2,080	70,658
Heritage Commerce Corp.	3,572	31,719
Heritage Financial Corp., Washington	2,343	46,977
Hilltop Holdings, Inc.	4,454	85,962
Home Bancshares, Inc.	9,635	147,705
HomeTrust Bancshares, Inc.	1,016	15,616
Hope Bancorp, Inc.	7,731	76,923
Horizon Bancorp, Inc. Indiana	2,425	27,597
Howard Bancorp, Inc. (a)	838	9,360
IBERIABANK Corp.	3,215	133,294
Independent Bank Corp.	1,401	20,581
Independent Bank Corp., Massachusetts	2,082	151,757
Independent Bank Group, Inc.	2,304	69,834
International Bancshares Corp.	3,538	102,567
Investar Holding Corp.	597	7,492
Investors Bancorp, Inc.	14,244	132,612
Lakeland Bancorp, Inc.	3,133	35,058
Lakeland Financial Corp.	1,568	66,373
LCNB Corp.	781	11,200
Level One Bancorp, Inc.	357	6,465
Live Oak Bancshares, Inc.	1,651	23,031
Macatawa Bank Corp.	1,699	13,048
Mackinac Financial Corp.	615	6,347
Mainstreet Bancshares, Inc. (a)	458	6,879
Malvern Bancorp, Inc. (a)	379	4,984
Mercantil Bank Holding Corp. Class A (a)	1,244	16,819
Mercantile Bank Corp.	1,033	24,379
Metrocity Bankshares, Inc.	1,033	10,934
Metropolitan Bank Holding Corp. (a)	470	11,792
Mid Penn Bancorp, Inc.	405	7,938
Midland States Bancorp, Inc.	1,414	22,935
MidWestOne Financial Group, Inc.	650	13,566
MVB Financial Corp.	539	7,400
National Bank Holdings Corp.	1,695	45,053
National Bankshares, Inc.	414	12,412
NBT Bancorp, Inc.	2,645	87,629
Nicolet Bankshares, Inc. (a)	591	32,517
Northeast Bank	497	8,325
Northrim Bancorp, Inc.	418	9,802
Norwood Financial Corp.	373	8,812
Oak Valley Bancorp Oakdale California	461	6,021
OFG Bancorp	3,289	41,376
Ohio Valley Banc Corp.	263	6,628
Old National Bancorp, Indiana	10,613	150,386
Old Second Bancorp, Inc.	1,927	15,859
Opus Bank	1,401	26,927
Origin Bancorp, Inc.	1,222	27,238
Orrstown Financial Services, Inc.	657	10,118
Pacific City Financial Corp.	508	4,765
Pacific Mercantile Bancorp (a)	890	3,569
Pacific Premier Bancorp, Inc.	3,757	80,212
Park National Corp.	812	64,944
Parke Bancorp, Inc.	662	9,328
Peapack-Gladstone Financial Corp.	1,199	22,625
Penns Woods Bancorp, Inc.	438	10,030
People's Utah Bancorp	998	21,437
Peoples Bancorp of North Carolina	309	5,377
Peoples Bancorp, Inc.	1,147	27,884
Peoples Financial Services Corp.	440	16,284
Preferred Bank, Los Angeles	876	33,419
Premier Financial Bancorp, Inc.	830	10,790
Professional Holdings Corp. (A Shares)	216	3,173
QCR Holdings, Inc.	946	29,118
RBB Bancorp	1,097	14,173
Red River Bancshares, Inc.	321	12,291
Reliant Bancorp, Inc.	709	10,323
Renasant Corp.	3,423	89,785
Republic Bancorp, Inc., Kentucky Class A	623	20,765
Republic First Bancorp, Inc. (a)	1,109	2,917
Richmond Mutual Bancorp., Inc. (a)	827	8,832
S&T Bancorp, Inc.	2,422	64,692
Sandy Spring Bancorp, Inc.	2,183	55,667
SB One Bancorp	526	9,694
Seacoast Banking Corp., Florida (a)	3,201	71,926
Select Bancorp, Inc. New (a)	862	7,068
ServisFirst Bancshares, Inc.	2,934	104,216
Shore Bancshares, Inc.	791	8,780
Sierra Bancorp	940	19,082
Silvergate Capital Corp. (a)	201	3,196
Simmons First National Corp. Class A	6,082	113,733
SmartFinancial, Inc.	697	10,079
South Plains Financial, Inc.	665	8,266
South State Corp.	2,087	120,712
Southern First Bancshares, Inc. (a)	476	13,880
Southern National Bancorp of Virginia, Inc.	1,367	13,766
Southside Bancshares, Inc.	2,042	62,097
Spirit of Texas Bancshares, Inc. (a)	905	10,398
Stock Yards Bancorp, Inc.	1,272	42,027
Summit Financial Group, Inc.	735	12,980
The Bank of NT Butterfield & Son Ltd.	3,372	74,218
The Bank of Princeton	398	8,358
The First Bancorp, Inc.	652	14,279
Tompkins Financial Corp.	915	61,772
TowneBank	3,996	80,719
Trico Bancshares	1,680	50,602
TriState Capital Holdings, Inc. (a)	1,768	25,141
Triumph Bancorp, Inc. (a)	1,454	40,290
Trustmark Corp.	3,947	105,030
UMB Financial Corp.	2,746	139,607
Union Bankshares Corp.	4,925	117,560
Union Bankshares, Inc.	255	6,128
United Bankshares, Inc., West Virginia	6,110	183,056
United Community Bank, Inc.	5,020	106,148
United Security Bancshares, California	974	6,487
Unity Bancorp, Inc.	474	6,807
Univest Corp. of Pennsylvania	1,820	32,214
Valley National Bancorp	24,444	204,352
Veritex Holdings, Inc.	3,201	56,210
Washington Trust Bancorp, Inc.	964	33,750
WesBanco, Inc.	3,940	97,239
West Bancorp., Inc.	1,036	19,270
Westamerica Bancorp.	1,639	103,257
		9,007,729
Capital Markets - 1.5%
Ares Management Corp.	4,518	151,579
Artisan Partners Asset Management, Inc.	3,177	93,531
Assetmark Financial Holdings, Inc. (a)	856	20,535
Associated Capital Group, Inc.	128	4,899
B. Riley Financial, Inc.	1,298	25,817
Blucora, Inc. (a)	3,103	43,659
BrightSphere Investment Group, Inc.	4,205	31,159
Cohen & Steers, Inc.	1,440	83,146
Cowen Group, Inc. Class A	1,797	19,677
Diamond Hill Investment Group, Inc.	198	21,693
Donnelley Financial Solutions, Inc. (a)	2,006	14,604
Federated Hermes, Inc. Class B (non-vtg.)	6,040	137,531
Focus Financial Partners, Inc. Class A (a)	1,957	46,694
Gain Capital Holdings, Inc.	1,296	8,476
GAMCO Investors, Inc. Class A	336	4,348
Greenhill & Co., Inc.	998	10,649
Hamilton Lane, Inc. Class A	1,395	90,466
Houlihan Lokey	2,659	157,891
INTL FCStone, Inc. (a)	1,017	40,639
Moelis & Co. Class A	2,981	89,042
Och-Ziff Capital Management Group LLC Class A	1,093	16,023
Oppenheimer Holdings, Inc. Class A (non-vtg.)	611	12,574
Piper Jaffray Companies	844	45,500
PJT Partners, Inc.	1,446	70,333
Pzena Investment Management, Inc.	1,106	5,442
Safeguard Scientifics, Inc.	937	6,643
Siebert Financial Corp. (a)	514	2,930
Silvercrest Asset Management Group Class A	540	5,497
Stifel Financial Corp.	4,211	186,463
Value Line, Inc.	60	1,859
Virtus Investment Partners, Inc.	414	33,646
Waddell & Reed Financial, Inc. Class A	4,057	59,029
Westwood Holdings Group, Inc.	525	12,091
WisdomTree Investments, Inc.	8,571	27,770
		1,581,835
Consumer Finance - 0.6%
CURO Group Holdings Corp.	913	8,509
Elevate Credit, Inc. (a)	702	1,313
Encore Capital Group, Inc. (a)	1,965	51,051
Enova International, Inc. (a)	2,092	33,556
EZCORP, Inc. (non-vtg.) Class A (a)	3,289	18,418
First Cash Financial Services, Inc.	2,619	188,149
Green Dot Corp. Class A (a)	3,088	94,184
LendingClub Corp. (a)	4,324	33,165
Medallion Financial Corp. (a)	1,424	4,101
Nelnet, Inc. Class A	1,085	52,243
Oportun Financial Corp. (a)	278	2,079
PRA Group, Inc. (a)	2,863	79,420
Regional Management Corp. (a)	570	9,086
World Acceptance Corp. (a)	351	23,815
		599,089
Diversified Financial Services - 0.3%
Alerus Financial Corp.	181	3,077
Banco Latinoamericano de Comercio Exterior SA Series E	2,008	22,931
Cannae Holdings, Inc. (a)	4,653	146,802
FGL Holdings Class A	9,325	96,794
GWG Holdings, Inc. (a)	196	1,682
Marlin Business Services Corp.	314	3,341
On Deck Capital, Inc. (a)	3,944	4,772
Rafael Holdings, Inc. (a)	721	10,173
		289,572
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	2,898	49,846
American Equity Investment Life Holding Co.	5,562	116,913
Amerisafe, Inc.	1,185	75,449
Argo Group International Holdings, Ltd.	2,080	73,549
BRP Group, Inc. (a)	1,224	12,264
Citizens, Inc. Class A (a)	3,139	17,453
CNO Financial Group, Inc.	9,086	127,749
Crawford & Co. Class A	1,009	7,184
Donegal Group, Inc. Class A	635	9,093
eHealth, Inc. (a)	1,440	153,648
Employers Holdings, Inc.	2,006	60,922
Enstar Group Ltd. (a)	726	104,994
FBL Financial Group, Inc. Class A	613	23,956
Fednat Holding Co.	739	8,957
Genworth Financial, Inc. Class A	32,253	117,078
Global Indemnity Ltd.	524	12,885
Goosehead Insurance	737	41,375
Greenlight Capital Re, Ltd. (a)	1,928	12,571
Hallmark Financial Services, Inc. (a)	448	1,935
HCI Group, Inc.	382	15,910
Health Insurance Innovations, Inc. (a)	631	16,488
Heritage Insurance Holdings, Inc.	1,645	18,654
Horace Mann Educators Corp.	2,622	92,190
Independence Holding Co.	311	8,602
Investors Title Co.	92	12,319
James River Group Holdings Ltd.	1,893	67,164
Kinsale Capital Group, Inc.	1,290	140,120
MBIA, Inc. (a)	4,794	39,023
National General Holdings Corp.	4,318	82,172
National Western Life Group, Inc.	144	27,753
NI Holdings, Inc. (a)	529	7,147
Palomar Holdings, Inc.	1,192	69,732
ProAssurance Corp.	3,409	72,919
ProSight Global, Inc.	567	4,740
Protective Insurance Corp. Class B	579	9,044
RLI Corp.	2,532	184,406
Safety Insurance Group, Inc.	898	75,540
Selective Insurance Group, Inc.	3,705	185,732
State Auto Financial Corp.	1,113	27,925
Stewart Information Services Corp.	1,499	47,758
Third Point Reinsurance Ltd. (a)	4,659	34,663
Tiptree, Inc.	1,678	10,722
Trupanion, Inc. (a)(b)	1,833	54,825
United Fire Group, Inc.	1,344	38,438
United Insurance Holdings Corp.	1,131	9,670
Universal Insurance Holdings, Inc.	1,885	34,364
Watford Holdings Ltd. (a)	1,149	14,190
		2,430,031
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	48	153
Anworth Mortgage Asset Corp.	7,438	12,793
Apollo Commercial Real Estate Finance, Inc.	9,993	81,443
Ares Commercial Real Estate Corp.	1,700	13,175
Arlington Asset Investment Corp.	2,654	7,511
Armour Residential REIT, Inc.	3,888	34,370
Blackstone Mortgage Trust, Inc.	7,925	186,475
Capstead Mortgage Corp.	6,116	31,742
Cherry Hill Mortgage Investment Corp.	823	5,728
Colony NorthStar Credit Real Estate, Inc.	5,221	25,113
Dynex Capital, Inc.	1,533	21,937
Ellington Financial LLC	2,647	27,502
Exantas Capital Corp.	654	1,936
Granite Point Mortgage Trust, Inc.	3,813	18,989
Great Ajax Corp.	1,188	10,336
Invesco Mortgage Capital, Inc.	11,217	34,100
KKR Real Estate Finance Trust, Inc.	1,675	26,432
Ladder Capital Corp. Class A	6,702	53,281
New York Mortgage Trust, Inc.	24,981	54,459
Orchid Island Capital, Inc.	4,322	17,029
PennyMac Mortgage Investment Trust	6,389	66,446
Redwood Trust, Inc.	7,413	30,393
TPG RE Finance Trust, Inc.	3,485	26,800
ZAIS Financial Corp.	2,151	14,347
		802,490
Thrifts & Mortgage Finance - 1.8%
Axos Financial, Inc. (a)	3,709	85,492
Bridgewater Bancshares, Inc. (a)	1,552	15,722
Capitol Federal Financial, Inc.	8,067	96,723
Columbia Financial, Inc. (a)	3,111	44,036
Dime Community Bancshares, Inc.	2,002	32,893
ESSA Bancorp, Inc.	610	7,320
Essent Group Ltd.	6,050	165,286
Farmer Mac Class C (non-vtg.)	575	38,312
First Defiance Financial Corp.	2,417	42,007
Flagstar Bancorp, Inc.	2,209	57,235
FS Bancorp, Inc.	287	12,040
Greene County Bancorp, Inc.	174	3,652
Hingham Institution for Savings	94	14,384
Home Bancorp, Inc.	524	13,310
HomeStreet, Inc.	1,405	35,898
Kearny Financial Corp.	4,952	46,054
Luther Burbank Corp.	1,269	13,654
Merchants Bancorp/IN	554	8,532
Meridian Bancorp, Inc. Maryland	3,014	35,505
Meta Financial Group, Inc.	2,203	40,579
MMA Capital Management, LLC (a)	313	7,985
NMI Holdings, Inc. (a)	4,213	56,960
Northfield Bancorp, Inc.	2,774	31,263
Northwest Bancshares, Inc.	7,269	77,124
OceanFirst Financial Corp.	3,491	58,823
Ocwen Financial Corp. (a)	9,284	3,915
OP Bancorp	703	4,963
PCSB Financial Corp.	837	11,425
PDL Community Bancorp (a)	519	4,780
Pennymac Financial Services, Inc.	1,590	47,970
Pioneer Bancorp, Inc. (a)	583	6,168
Provident Bancorp, Inc.	485	4,627
Provident Financial Holdings, Inc.	389	5,076
Provident Financial Services, Inc.	3,885	55,750
Prudential Bancorp, Inc.	501	6,162
Radian Group, Inc.	12,688	190,066
Riverview Bancorp, Inc.	1,651	9,130
Southern Missouri Bancorp, Inc.	534	12,672
Sterling Bancorp, Inc.	426	1,538
Territorial Bancorp, Inc.	504	12,666
Timberland Bancorp, Inc.	518	10,023
Trustco Bank Corp., New York	6,076	38,279
Velocity Financial, Inc.	454	1,721
Walker & Dunlop, Inc.	1,770	68,021
Washington Federal, Inc.	4,758	127,229
Waterstone Financial, Inc.	1,462	21,228
Westfield Financial, Inc.	1,570	9,436
WMI Holdings Corp. (a)	4,881	46,760
WSFS Financial Corp.	3,251	94,864
		1,835,258

TOTAL FINANCIALS		16,546,004

HEALTH CARE - 21.7%
Biotechnology - 9.9%
89Bio, Inc. (a)	208	4,890
Abeona Therapeutics, Inc. (a)	3,639	8,661
ACADIA Pharmaceuticals, Inc. (a)	7,082	342,131
Acceleron Pharma, Inc. (a)	2,828	256,019
Acorda Therapeutics, Inc. (a)	817	786
Adamas Pharmaceuticals, Inc. (a)	1,486	4,800
ADMA Biologics, Inc. (a)	4,502	13,281
Aduro Biotech, Inc. (a)	4,265	11,793
Adverum Biotechnologies, Inc. (a)	4,026	47,708
Aeglea BioTherapeutics, Inc. (a)	1,075	8,353
Affimed NV (a)	5,107	11,184
Agenus, Inc. (a)	6,965	18,562
AgeX Therapeutics, Inc. (a)	1,458	1,231
Aimmune Therapeutics, Inc. (a)(b)	2,863	49,015
Akebia Therapeutics, Inc. (a)	7,535	61,034
Akero Therapeutics, Inc. (a)	533	10,873
Albireo Pharma, Inc. (a)	852	19,136
Aldeyra Therapeutics, Inc. (a)	1,663	5,238
Alector, Inc. (a)	2,204	54,483
Allakos, Inc. (a)(b)	1,242	81,674
Allogene Therapeutics, Inc. (a)	2,465	71,239
AMAG Pharmaceuticals, Inc. (a)	2,163	17,369
Amicus Therapeutics, Inc. (a)	15,868	187,401
AnaptysBio, Inc. (a)	1,571	24,539
Anavex Life Sciences Corp. (a)	3,249	11,242
Anika Therapeutics, Inc. (a)	848	28,179
Apellis Pharmaceuticals, Inc. (a)	3,537	121,213
Applied Therapeutics, Inc. (a)	520	18,590
Aprea Therapeutics, Inc.	408	12,970
Arcus Biosciences, Inc. (a)	2,068	54,616
Arcutis Biotherapeutics, Inc. (a)	670	19,912
Ardelyx, Inc. (a)	3,980	26,188
Arena Pharmaceuticals, Inc. (a)	3,116	152,591
Arrowhead Pharmaceuticals, Inc. (a)	6,292	216,634
Assembly Biosciences, Inc. (a)	1,834	32,113
Atara Biotherapeutics, Inc. (a)	3,283	27,216
Athenex, Inc. (a)	4,378	39,139
Athersys, Inc. (a)(b)	8,545	19,654
Atreca, Inc.	1,111	16,976
Avid Bioservices, Inc. (a)	3,540	21,594
AVROBIO, Inc. (a)	1,499	19,292
Axcella Health, Inc.	524	2,442
Beam Therapeutics, Inc.	779	12,425
BeyondSpring, Inc. (a)	840	12,054
BioCryst Pharmaceuticals, Inc. (a)	9,841	38,478
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,628	123,779
Biospecifics Technologies Corp. (a)	388	22,081
BioTime, Inc. (a)	7,056	5,998
BioXcel Therapeutics, Inc. (a)	448	16,576
Black Diamond Therapeutics, Inc. (a)	769	28,484
Blueprint Medicines Corp. (a)	3,343	196,669
Bridgebio Pharma, Inc. (b)	4,686	143,064
Cabaletta Bio, Inc. (a)	430	3,118
Calithera Biosciences, Inc. (a)	3,561	21,829
Calyxt, Inc. (a)	592	2,581
CareDx, Inc. (a)	2,612	66,293
CASI Pharmaceuticals, Inc. (a)	2,399	4,462
Castle Biosciences, Inc.	614	18,991
Catalyst Pharmaceutical Partners, Inc. (a)	6,209	29,431
Cel-Sci Corp. (a)(b)	2,096	36,890
Celcuity, Inc. (a)	197	1,184
Cellular Biomedicine Group, Inc. (a)	769	11,151
Centogene NV (a)	119	2,321
Checkpoint Therapeutics, Inc. (a)	2,172	3,823
ChemoCentryx, Inc. (a)	2,533	134,274
Chimerix, Inc. (a)	3,487	8,020
Clovis Oncology, Inc. (a)(b)	3,240	24,656
Coherus BioSciences, Inc. (a)	3,972	65,935
Concert Pharmaceuticals, Inc. (a)	1,726	17,225
Constellation Pharmaceuticals, Inc. (a)	1,200	43,176
Corbus Pharmaceuticals Holdings, Inc. (a)	4,176	27,060
Cortexyme, Inc.	726	33,120
Crinetics Pharmaceuticals, Inc. (a)	706	11,776
Cue Biopharma, Inc. (a)	1,267	32,410
Cyclerion Therapeutics, Inc. (a)	1,636	6,331
Cytokinetics, Inc. (a)	3,551	53,656
CytomX Therapeutics, Inc. (a)	2,866	29,577
Deciphera Pharmaceuticals, Inc. (a)	1,332	77,229
Denali Therapeutics, Inc. (a)	3,320	72,575
Dicerna Pharmaceuticals, Inc. (a)	3,413	67,236
Dynavax Technologies Corp. (a)	5,404	22,967
Eagle Pharmaceuticals, Inc. (a)	574	29,263
Editas Medicine, Inc. (a)	3,300	76,296
Eidos Therapeutics, Inc. (a)	717	33,297
Eiger Biopharmaceuticals, Inc. (a)	1,617	12,030
Emergent BioSolutions, Inc. (a)	2,862	211,645
Enanta Pharmaceuticals, Inc. (a)	1,209	56,061
Enochian Biosciences, Inc. (a)	976	3,338
Epizyme, Inc. (a)	4,951	81,493
Esperion Therapeutics, Inc. (a)	1,612	63,835
Evelo Biosciences, Inc. (a)	918	5,086
Fate Therapeutics, Inc. (a)	3,864	105,796
FibroGen, Inc. (a)	4,887	180,281
Five Prime Therapeutics, Inc. (a)	1,702	5,583
Flexion Therapeutics, Inc. (a)	2,210	23,514
Frequency Therapeutics, Inc.	366	5,823
G1 Therapeutics, Inc. (a)	2,165	28,426
Galectin Therapeutics, Inc. (a)(b)	2,580	6,411
Galera Therapeutics, Inc. (a)	110	1,503
Geron Corp. (a)	12,009	14,291
Global Blood Therapeutics, Inc. (a)	3,607	276,008
GlycoMimetics, Inc. (a)	2,215	6,180
Gossamer Bio, Inc. (a)	2,738	35,649
Gritstone Oncology, Inc. (a)	1,687	11,826
Halozyme Therapeutics, Inc. (a)	8,322	188,535
Harpoon Therapeutics, Inc. (a)	502	6,325
Heron Therapeutics, Inc. (a)	5,356	76,377
Homology Medicines, Inc. (a)	1,592	19,215
Hookipa Pharma, Inc.	664	5,883
IGM Biosciences, Inc. (a)	315	17,253
ImmunoGen, Inc. (a)	10,763	43,913
Immunomedics, Inc. (a)	11,972	363,709
Inovio Pharmaceuticals, Inc. (a)(b)	6,050	72,782
Insmed, Inc. (a)	5,674	130,502
Intellia Therapeutics, Inc. (a)	2,470	33,271
Intercept Pharmaceuticals, Inc. (a)	1,604	131,400
Invitae Corp. (a)	5,524	91,422
Iovance Biotherapeutics, Inc. (a)	7,372	237,010
Ironwood Pharmaceuticals, Inc. Class A (a)	9,934	99,340
Jounce Therapeutics, Inc. (a)	1,034	5,067
Kadmon Holdings, Inc. (a)	10,153	43,658
Kalvista Pharmaceuticals, Inc. (a)	828	9,033
Karuna Therapeutics, Inc. (a)	670	55,664
Karyopharm Therapeutics, Inc. (a)	3,792	83,614
Kezar Life Sciences, Inc. (a)	2,038	9,579
Kindred Biosciences, Inc. (a)	2,124	10,662
Kiniksa Pharmaceuticals Ltd. (a)	901	17,975
Kodiak Sciences, Inc. (a)	1,788	97,535
Krystal Biotech, Inc. (a)	671	31,664
Kura Oncology, Inc. (a)	2,156	31,370
La Jolla Pharmaceutical Co. (a)	1,222	8,872
Lexicon Pharmaceuticals, Inc. (a)	2,371	4,481
Ligand Pharmaceuticals, Inc. Class B (a)	1,059	104,386
LogicBio Therapeutics, Inc. (a)	555	3,175
Macrogenics, Inc. (a)	3,058	22,018
Madrigal Pharmaceuticals, Inc. (a)	574	48,032
Magenta Therapeutics, Inc. (a)	1,279	10,424
MannKind Corp. (a)	12,386	16,102
Marker Therapeutics, Inc. (a)(b)	1,860	5,124
MediciNova, Inc. (a)	2,750	14,163
MEI Pharma, Inc. (a)	6,612	17,919
MeiraGTx Holdings PLC (a)	1,083	14,913
Mersana Therapeutics, Inc. (a)	2,281	20,597
Minerva Neurosciences, Inc. (a)	1,889	16,944
Mirati Therapeutics, Inc. (a)	1,852	157,494
Mirum Pharmaceuticals, Inc. (a)	330	5,577
Molecular Templates, Inc. (a)	1,305	21,180
Momenta Pharmaceuticals, Inc. (a)	7,107	225,292
Morphic Holding, Inc.	704	9,581
Mustang Bio, Inc. (a)	1,912	5,277
Myriad Genetics, Inc. (a)	4,536	70,127
Natera, Inc. (a)	3,889	144,049
Neon Therapeutics, Inc. (a)	938	2,711
NextCure, Inc.	917	29,729
Novavax, Inc. (a)(b)	2,049	37,148
OncoCyte Corp. (a)	1,449	3,912
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Opko Health, Inc. (a)(b)	24,603	54,619
Organogenesis Holdings, Inc. Class A (a)	794	2,946
OvaScience, Inc. (a)	340	568
Oyster Point Pharma, Inc. (a)	361	10,613
Palatin Technologies, Inc. (a)	12,418	6,017
PDL BioPharma, Inc. (a)	7,172	24,313
Pfenex, Inc. (a)	1,910	10,983
PhaseBio Pharmaceuticals, Inc. (a)	1,006	3,883
Pieris Pharmaceuticals, Inc. (a)	2,972	7,876
Polarityte, Inc. (a)	369	380
Portola Pharmaceuticals, Inc. (a)	4,888	34,607
Precigen, Inc. (a)(b)	4,615	16,614
Precision BioSciences, Inc. (a)	2,346	16,140
Prevail Therapeutics, Inc.	908	13,121
Principia Biopharma, Inc. (a)	1,171	72,813
Progenics Pharmaceuticals, Inc. (a)	5,528	21,780
Protagonist Therapeutics, Inc. (a)	1,168	7,884
Prothena Corp. PLC (a)	2,568	28,813
PTC Therapeutics, Inc. (a)	3,762	191,561
Puma Biotechnology, Inc. (a)	2,006	20,160
Radius Health, Inc. (a)	2,881	45,203
RAPT Therapeutics, Inc. (a)	105	1,595
Recro Pharma, Inc. (a)	1,300	10,998
REGENXBIO, Inc. (a)	2,129	84,777
Repligen Corp. (a)	3,304	383,760
Replimune Group, Inc. (a)	876	15,847
Retrophin, Inc. (a)	2,623	39,922
Revolution Medicines, Inc.	893	27,924
Rhythm Pharmaceuticals, Inc. (a)	1,859	35,024
Rigel Pharmaceuticals, Inc. (a)	10,763	19,266
Rocket Pharmaceuticals, Inc. (a)	2,043	30,236
Rubius Therapeutics, Inc. (a)	2,228	13,479
Sangamo Therapeutics, Inc. (a)	7,309	59,568
Savara, Inc. (a)	2,253	5,430
Scholar Rock Holding Corp. (a)	1,139	18,714
Seres Therapeutics, Inc. (a)	2,322	8,545
Solid Biosciences, Inc. (a)	897	2,081
Sorrento Therapeutics, Inc. (a)(b)	8,350	18,955
Spectrum Pharmaceuticals, Inc. (a)	7,135	20,692
Spero Therapeutics, Inc. (a)	814	10,118
Springworks Therapeutics, Inc. (a)	661	20,002
Stemline Therapeutics, Inc. (a)	2,707	14,158
Stoke Therapeutics, Inc.	1,088	22,881
Sutro Biopharma, Inc. (a)	738	7,269
Syndax Pharmaceuticals, Inc. (a)	1,420	25,560
Synlogic, Inc. (a)	794	1,652
Syros Pharmaceuticals, Inc. (a)	2,242	18,900
TCR2 Therapeutics, Inc. (a)	785	7,489
TG Therapeutics, Inc. (a)	5,487	64,527
Tocagen, Inc. (a)	846	990
Translate Bio, Inc. (a)	2,208	28,351
Turning Point Therapeutics, Inc.	1,686	86,846
Twist Bioscience Corp. (a)	1,673	54,724
Tyme, Inc. (a)	4,197	6,799
Ultragenyx Pharmaceutical, Inc. (a)	3,395	205,160
UNITY Biotechnology, Inc. (a)	1,829	11,870
UroGen Pharma Ltd. (a)	1,192	26,474
Vanda Pharmaceuticals, Inc. (a)	3,300	37,950
VBI Vaccines, Inc. (a)	9,797	11,952
Veracyte, Inc. (a)	2,995	80,775
Vericel Corp. (a)	2,843	41,224
Viela Bio, Inc.	348	14,139
Viking Therapeutics, Inc. (a)(b)	4,258	24,526
Vir Biotechnology, Inc. (a)	469	14,309
Voyager Therapeutics, Inc. (a)	1,655	17,891
X4 Pharmaceuticals, Inc. (a)	988	9,198
Xbiotech, Inc. (a)	839	13,273
Xencor, Inc. (a)	3,011	88,012
Y-mAbs Therapeutics, Inc. (a)	1,506	50,571
ZIOPHARM Oncology, Inc. (a)	11,852	33,186
		10,324,969
Health Care Equipment & Supplies - 4.8%
Accuray, Inc. (a)	5,905	13,198
Alphatec Holdings, Inc. (a)	2,475	11,212
Angiodynamics, Inc. (a)	2,377	24,792
Antares Pharma, Inc. (a)	10,290	33,340
Atricure, Inc. (a)	2,419	104,307
Atrion Corp.	91	57,497
Avanos Medical, Inc. (a)	3,015	93,616
AxoGen, Inc. (a)	2,179	21,245
Axonics Modulation Technologies, Inc. (a)	1,188	38,265
BioLife Solutions, Inc. (a)	511	5,585
BioSig Technologies, Inc. (a)(b)	1,031	8,001
Bovie Medical Corp. (a)	2,177	7,402
Cardiovascular Systems, Inc. (a)	2,202	92,484
Cerus Corp. (a)	10,005	61,531
ConforMis, Inc. (a)	2,188	1,682
CONMED Corp.	1,687	124,686
Cryolife, Inc. (a)	2,325	51,917
CryoPort, Inc. (a)(b)	2,034	38,321
Cutera, Inc. (a)	906	12,186
CytoSorbents Corp. (a)	1,983	16,974
electroCore, Inc. (a)	888	853
Genmark Diagnostics, Inc. (a)	3,537	44,248
Glaukos Corp. (a)	2,484	91,138
Globus Medical, Inc. (a)	4,795	227,571
Haemonetics Corp. (a)	3,196	363,641
Heska Corp. (a)	449	31,789
Inogen, Inc. (a)	1,169	58,450
Integer Holdings Corp. (a)	2,019	150,335
IntriCon Corp. (a)	393	5,188
Invacare Corp.	2,154	16,198
IRadimed Corp. (a)	307	6,680
iRhythm Technologies, Inc. (a)	1,653	174,623
Lantheus Holdings, Inc. (a)	2,465	32,168
LeMaitre Vascular, Inc.	1,038	29,573
LivaNova PLC (a)	3,026	160,741
Meridian Bioscience, Inc. (a)	2,696	32,352
Merit Medical Systems, Inc. (a)	3,335	136,135
Mesa Laboratories, Inc.	255	60,690
Misonix, Inc. (a)	526	6,622
Natus Medical, Inc. (a)	2,146	53,629
Neogen Corp. (a)	3,270	204,669
Neuronetics, Inc. (a)	1,010	2,525
Nevro Corp. (a)	1,882	221,398
Novocure Ltd. (a)	5,474	360,189
NuVasive, Inc. (a)	3,263	198,651
OraSure Technologies, Inc. (a)	3,935	62,724
Orthofix International NV (a)	1,156	40,980
OrthoPediatrics Corp. (a)	638	31,166
Pulse Biosciences, Inc. (a)	788	8,849
Quidel Corp. (a)	2,263	314,557
Rockwell Medical Technologies, Inc. (a)	4,303	10,026
RTI Biologics, Inc. (a)	3,759	10,168
Seaspine Holdings Corp. (a)	1,411	14,533
Senseonics Holdings, Inc. (a)(b)	8,215	4,683
Shockwave Medical, Inc. (a)	1,623	65,115
SI-BONE, Inc. (a)	1,222	19,760
Sientra, Inc. (a)	1,860	4,278
Silk Road Medical, Inc.	1,022	42,801
Soliton, Inc. (a)(b)	356	3,215
Staar Surgical Co. (a)	2,832	108,522
SurModics, Inc. (a)	835	31,814
Tactile Systems Technology, Inc. (a)	1,166	60,189
Tandem Diabetes Care, Inc. (a)	3,526	281,304
TransEnterix, Inc. (a)	719	298
TransMedics Group, Inc.	923	16,697
Utah Medical Products, Inc.	226	18,758
Vapotherm, Inc. (a)	956	19,388
Varex Imaging Corp. (a)	2,399	62,686
ViewRay, Inc. (a)	6,784	14,111
Wright Medical Group NV (a)	8,006	233,135
Zynex, Inc. (a)	1,006	17,766
		4,985,820
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)(b)	1,228	30,295
Addus HomeCare Corp. (a)	789	63,925
Amedisys, Inc. (a)	1,982	365,005
American Renal Associates Holdings, Inc. (a)	1,180	8,826
AMN Healthcare Services, Inc. (a)	2,899	136,195
Apollo Medical Holdings, Inc. (a)	593	9,215
Avalon GloboCare Corp. (a)	1,391	2,559
BioScrip, Inc. (a)	1,954	27,942
BioTelemetry, Inc. (a)	2,113	98,698
Brookdale Senior Living, Inc. (a)	11,775	42,508
Catasys, Inc. (a)	461	14,033
Community Health Systems, Inc. (a)	5,467	16,565
Corvel Corp. (a)	563	29,664
Cross Country Healthcare, Inc. (a)	2,297	14,448
Enzo Biochem, Inc. (a)	2,822	8,522
Exagen, Inc. (a)	216	3,370
Genesis HealthCare, Inc. Class A (a)	5,151	4,481
Hanger, Inc. (a)	2,304	42,301
HealthEquity, Inc. (a)	4,312	242,636
LHC Group, Inc. (a)	1,894	246,201
Magellan Health Services, Inc. (a)	1,395	84,718
National Healthcare Corp.	775	52,987
National Research Corp. Class A	764	39,415
Owens & Minor, Inc.	3,937	27,874
Patterson Companies, Inc.	5,328	97,396
Pennant Group, Inc. (a)	1,621	32,080
PetIQ, Inc. Class A (a)	1,274	36,436
Progyny, Inc. (a)	764	17,901
Providence Service Corp. (a)	744	43,159
R1 RCM, Inc. (a)	6,619	68,308
RadNet, Inc. (a)	2,683	37,884
Select Medical Holdings Corp. (a)	6,713	114,591
Surgery Partners, Inc. (a)	1,544	18,219
Tenet Healthcare Corp. (a)	6,553	132,240
The Ensign Group, Inc.	3,222	120,535
The Joint Corp. (a)	890	10,769
Tivity Health, Inc. (a)	3,042	27,287
Triple-S Management Corp.	1,464	24,786
U.S. Physical Therapy, Inc.	798	60,249
		2,454,223
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)	10,353	67,295
Castlight Health, Inc. Class B (a)	4,433	3,249
Computer Programs & Systems, Inc.	817	19,633
Evolent Health, Inc. (a)	4,756	34,291
Health Catalyst, Inc.	1,219	32,511
HealthStream, Inc. (a)	1,661	37,912
HMS Holdings Corp. (a)	5,420	155,419
Inovalon Holdings, Inc. Class A (a)	4,430	77,525
Inspire Medical Systems, Inc. (a)	855	61,269
Livongo Health, Inc.	3,283	131,353
Nextgen Healthcare, Inc. (a)	3,479	36,703
Omnicell, Inc. (a)	2,589	188,738
OptimizeRx Corp. (a)	910	8,472
Phreesia, Inc.	1,735	44,052
Schrodinger, Inc.	880	40,832
Simulations Plus, Inc.	760	28,918
Tabula Rasa HealthCare, Inc. (a)	1,247	78,985
Teladoc Health, Inc. (a)(b)	4,562	750,806
Vocera Communications, Inc. (a)	1,988	37,692
		1,835,655
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)	1,799	19,627
ChromaDex, Inc. (a)	2,627	13,135
Codexis, Inc. (a)	3,377	39,207
Fluidigm Corp. (a)	4,573	10,244
Luminex Corp.	2,671	96,290
Medpace Holdings, Inc. (a)	1,727	137,918
Nanostring Technologies, Inc. (a)	2,171	68,951
NeoGenomics, Inc. (a)	5,981	163,521
Pacific Biosciences of California, Inc. (a)	9,081	30,013
Personalis, Inc. (a)	1,258	13,045
Quanterix Corp. (a)	865	22,663
Syneos Health, Inc. (a)	3,904	217,804
		832,418
Pharmaceuticals - 2.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	5,044	8,121
Acer Therapeutics, Inc. (a)	290	696
Aclaris Therapeutics, Inc. (a)	572	761
Aerie Pharmaceuticals, Inc. (a)	2,707	41,255
Akcea Therapeutics, Inc. (a)	852	14,535
Akorn, Inc. (a)	1,549	325
Amneal Pharmaceuticals, Inc. (a)	7,599	27,584
Amphastar Pharmaceuticals, Inc. (a)	2,266	38,409
ANI Pharmaceuticals, Inc. (a)	594	23,766
Arvinas Holding Co. LLC (a)	1,351	70,928
Assertio Therapeutics, Inc. (a)	4,482	3,922
Axsome Therapeutics, Inc. (a)	1,691	160,696
Baudax Bio, Inc. (a)	525	1,614
Biodelivery Sciences International, Inc. (a)	5,525	25,194
Cara Therapeutics, Inc. (a)	2,609	38,665
Cerecor, Inc. (a)	1,508	3,574
Chiasma, Inc. (a)	2,411	12,465
Collegium Pharmaceutical, Inc. (a)	2,052	42,435
Corcept Therapeutics, Inc. (a)	6,101	77,239
CorMedix, Inc. (a)	1,512	6,275
CymaBay Therapeutics, Inc. (a)	4,584	8,114
Eloxx Pharmaceuticals, Inc. (a)	1,635	4,774
Endo International PLC (a)	14,354	66,028
Evofem Biosciences, Inc. (a)	999	4,735
Evolus, Inc. (a)	1,351	5,620
Eyepoint Pharmaceuticals, Inc. (a)	4,125	3,993
Fulcrum Therapeutics, Inc.	822	10,374
Innoviva, Inc. (a)	4,043	57,330
Intersect ENT, Inc. (a)	1,972	22,639
Intra-Cellular Therapies, Inc. (a)	3,372	59,583
Kala Pharmaceuticals, Inc. (a)	1,527	15,209
Kaleido Biosciences, Inc. (a)(b)	716	4,661
Lannett Co., Inc. (a)	2,061	19,662
Liquidia Technologies, Inc. (a)	929	4,626
Mallinckrodt PLC (a)(b)	5,439	22,082
Marinus Pharmaceuticals, Inc. (a)	5,347	10,908
Menlo Therapeutics, Inc. (a)	3,019	5,495
MyoKardia, Inc. (a)	2,728	171,373
NGM Biopharmaceuticals, Inc.	1,555	28,394
Ocular Therapeutix, Inc. (a)	2,708	15,598
Odonate Therapeutics, Inc. (a)	609	17,143
Omeros Corp. (a)(b)	3,270	54,347
OptiNose, Inc. (a)	1,405	5,676
Osmotica Pharmaceuticals PLC (a)	515	2,060
Pacira Biosciences, Inc. (a)	2,612	107,849
Paratek Pharmaceuticals, Inc. (a)	2,171	8,879
Phathom Pharmaceuticals, Inc. (a)	690	23,350
Phibro Animal Health Corp. Class A	1,296	34,616
Prestige Brands Holdings, Inc. (a)	3,063	124,633
Reata Pharmaceuticals, Inc. (a)	1,417	224,113
Revance Therapeutics, Inc. (a)	3,297	61,027
Satsuma Pharmaceuticals, Inc. (a)	296	5,802
SIGA Technologies, Inc. (a)	3,653	21,589
Strongbridge Biopharma PLC (a)	2,314	6,618
Supernus Pharmaceuticals, Inc. (a)	3,153	73,780
TherapeuticsMD, Inc. (a)(b)	14,396	22,746
Theravance Biopharma, Inc. (a)	3,134	91,387
Tricida, Inc. (a)	1,389	42,017
Verrica Pharmaceuticals, Inc. (a)	848	10,235
WAVE Life Sciences (a)	1,477	12,820
Xeris Pharmaceuticals, Inc. (a)	1,755	4,739
Zogenix, Inc. (a)	2,721	76,814
Zynerba Pharmaceuticals, Inc. (a)	1,527	5,909
		2,177,806

TOTAL HEALTH CARE		22,610,891

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.3%
AAR Corp.	2,124	41,588
Aerojet Rocketdyne Holdings, Inc. (a)	4,609	189,614
AeroVironment, Inc. (a)	1,358	81,833
Astronics Corp. (a)	1,479	13,281
Axon Enterprise, Inc. (a)	3,671	266,918
Cubic Corp.	1,993	76,153
Ducommun, Inc. (a)	708	19,994
Kratos Defense & Security Solutions, Inc. (a)	5,744	86,275
Maxar Technologies, Inc.	3,820	48,170
Mercury Systems, Inc. (a)	3,417	304,660
Moog, Inc. Class A	1,973	97,624
National Presto Industries, Inc.	319	25,938
Park Aerospace Corp.	1,196	15,919
Parsons Corp.	1,204	45,030
Triumph Group, Inc.	3,161	22,253
Vectrus, Inc. (a)	716	37,239
		1,372,489
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	3,729	75,475
Atlas Air Worldwide Holdings, Inc. (a)	1,494	49,078
Echo Global Logistics, Inc. (a)	1,735	30,415
Forward Air Corp.	1,733	89,423
Hub Group, Inc. Class A (a)	1,999	96,172
Radiant Logistics, Inc. (a)	2,606	11,154
		351,717
Airlines - 0.3%
Allegiant Travel Co.	831	65,217
Hawaiian Holdings, Inc.	2,918	42,019
Mesa Air Group, Inc. (a)	1,884	8,563
SkyWest, Inc.	3,141	97,214
Spirit Airlines, Inc. (a)	4,374	65,697
		278,710
Building Products - 1.6%
AAON, Inc.	2,579	122,864
Advanced Drain Systems, Inc.	2,657	107,715
American Woodmark Corp. (a)	1,076	55,317
Apogee Enterprises, Inc.	1,673	34,196
Armstrong Flooring, Inc. (a)	1,318	2,768
Builders FirstSource, Inc. (a)	7,067	129,679
Caesarstone Sdot-Yam Ltd.	1,452	14,244
CSW Industrials, Inc.	943	62,464
Gibraltar Industries, Inc. (a)	1,985	91,906
Griffon Corp.	2,334	38,301
Insteel Industries, Inc.	1,183	20,785
Jeld-Wen Holding, Inc. (a)	4,324	54,915
Masonite International Corp. (a)	1,569	92,697
NCI Building Systems, Inc. (a)	3,041	16,209
Patrick Industries, Inc.	1,437	59,233
PGT, Inc. (a)	3,694	38,196
Quanex Building Products Corp.	2,136	26,636
Simpson Manufacturing Co. Ltd.	2,827	203,827
Trex Co., Inc. (a)	3,718	354,028
Universal Forest Products, Inc.	3,684	151,486
		1,677,466
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,121	142,133
ACCO Brands Corp.	6,147	45,488
ADS Waste Holdings, Inc. (a)	4,576	147,576
Brady Corp. Class A	2,971	129,357
BrightView Holdings, Inc. (a)	2,021	25,909
Casella Waste Systems, Inc. Class A (a)	2,923	135,569
CECO Environmental Corp. (a)	1,808	9,799
Charah Solutions, Inc. (a)	474	763
Cimpress PLC (a)	1,195	86,984
CompX International, Inc. Class A	124	1,709
Covanta Holding Corp.	7,618	59,268
Deluxe Corp.	2,701	76,087
Ennis, Inc.	1,616	30,074
Harsco Corp. (a)	5,005	49,950
Healthcare Services Group, Inc.	4,743	120,899
Heritage-Crystal Clean, Inc. (a)	993	18,222
Herman Miller, Inc.	3,752	84,570
HNI Corp.	2,742	66,740
Interface, Inc.	3,697	34,160
Kimball International, Inc. Class B	2,289	28,086
Knoll, Inc.	3,151	36,741
Matthews International Corp. Class A	1,959	46,898
McGrath RentCorp.	1,548	84,443
Mobile Mini, Inc.	2,798	79,939
MSA Safety, Inc.	2,218	249,592
NL Industries, Inc.	581	1,946
PICO Holdings, Inc. (a)	996	8,526
Pitney Bowes, Inc.	10,979	38,756
Quad/Graphics, Inc.	1,465	5,450
R.R. Donnelley & Sons Co.	4,798	8,205
SP Plus Corp. (a)	1,452	30,623
Steelcase, Inc. Class A	5,624	61,583
Team, Inc. (a)	1,982	12,229
Tetra Tech, Inc.	3,424	257,759
The Brink's Co.	3,095	158,216
U.S. Ecology, Inc.	1,548	50,743
UniFirst Corp.	947	159,238
Viad Corp.	1,299	31,137
VSE Corp.	587	11,282
		2,626,649
Construction & Engineering - 1.0%
Aegion Corp. (a)	1,950	31,298
Ameresco, Inc. Class A (a)	1,435	25,916
Arcosa, Inc.	3,101	115,574
Argan, Inc.	943	35,400
Comfort Systems U.S.A., Inc.	2,312	76,990
Concrete Pumping Holdings, Inc. (a)	1,738	4,936
Construction Partners, Inc. Class A (a)	1,184	21,703
Dycom Industries, Inc. (a)	1,943	63,342
EMCOR Group, Inc.	3,469	220,386
Granite Construction, Inc.	3,008	49,452
Great Lakes Dredge & Dock Corp. (a)	3,922	34,670
Ies Holdings, Inc. (a)	509	10,053
MasTec, Inc. (a)	3,703	132,938
MYR Group, Inc. (a)	1,028	30,840
Northwest Pipe Co. (a)	618	15,030
NV5 Holdings, Inc. (a)	657	30,715
Primoris Services Corp.	2,827	44,129
Sterling Construction Co., Inc. (a)	1,695	16,747
Tutor Perini Corp. (a)	2,568	17,976
Williams Scotsman Corp. (a)	3,356	39,097
		1,017,192
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	458	13,200
American Superconductor Corp. (a)	1,408	8,096
Atkore International Group, Inc. (a)	3,030	73,750
AZZ, Inc.	1,664	52,233
Bloom Energy Corp. Class A (a)	3,524	27,029
Encore Wire Corp.	1,295	59,285
Energous Corp. (a)	1,089	2,428
EnerSys	2,645	154,442
Generac Holdings, Inc. (a)	3,888	378,847
Plug Power, Inc. (a)(b)	19,046	79,708
Powell Industries, Inc.	576	14,613
Preformed Line Products Co.	198	9,837
Sunrun, Inc. (a)	7,209	101,142
Thermon Group Holdings, Inc. (a)	2,096	32,027
TPI Composites, Inc. (a)	1,843	32,308
Vicor Corp. (a)	1,134	60,295
Vivint Solar, Inc. (a)	2,843	18,025
		1,117,265
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	2,279	50,753
Machinery - 3.5%
Alamo Group, Inc.	605	59,556
Albany International Corp. Class A	1,919	98,138
Altra Industrial Motion Corp.	3,951	110,272
Astec Industries, Inc.	1,423	57,077
Barnes Group, Inc.	2,938	112,760
Blue Bird Corp. (a)	986	12,098
Briggs & Stratton Corp.	2,751	6,245
Chart Industries, Inc. (a)	2,297	82,049
CIRCOR International, Inc. (a)	1,261	18,827
Columbus McKinnon Corp. (NY Shares)	1,488	40,295
Commercial Vehicle Group, Inc. (a)	1,409	3,410
Douglas Dynamics, Inc.	1,423	52,594
Eastern Co.	385	6,930
Energy Recovery, Inc. (a)	2,391	19,463
Enerpac Tool Group Corp. Class A	3,345	57,066
EnPro Industries, Inc.	1,318	59,771
ESCO Technologies, Inc.	1,611	122,919
Evoqua Water Technologies Corp. (a)	4,842	77,714
Federal Signal Corp.	3,776	101,688
Franklin Electric Co., Inc.	2,921	148,387
Gencor Industries, Inc. (a)	524	6,351
Gorman-Rupp Co.	1,109	32,716
Graham Corp.	644	8,436
Greenbrier Companies, Inc.	2,071	35,166
Hillenbrand, Inc.	4,419	92,578
Hurco Companies, Inc.	419	13,697
Hyster-Yale Materials Handling Class A	651	25,415
John Bean Technologies Corp.	1,957	150,180
Kadant, Inc.	699	58,779
Kennametal, Inc.	5,113	130,944
L.B. Foster Co. Class A (a)	652	9,382
Lindsay Corp.	677	60,930
Luxfer Holdings PLC sponsored	1,767	23,978
Lydall, Inc. (a)	1,118	12,522
Manitowoc Co., Inc. (a)	2,277	20,994
Mayville Engineering Co., Inc.	442	2,307
Meritor, Inc. (a)	4,520	92,660
Miller Industries, Inc.	704	21,388
Mueller Industries, Inc.	3,406	88,215
Mueller Water Products, Inc. Class A	9,724	92,281
Navistar International Corp. (a)	3,159	75,089
NN, Inc.	2,776	9,577
Omega Flex, Inc.	187	16,849
Park-Ohio Holdings Corp.	564	10,338
Proto Labs, Inc. (a)	1,695	172,195
RBC Bearings, Inc. (a)	1,534	194,327
REV Group, Inc.	1,798	9,565
Rexnord Corp.	6,711	183,009
Spartan Motors, Inc.	2,181	30,730
SPX Corp. (a)	2,743	104,591
SPX Flow, Inc. (a)	2,665	86,799
Standex International Corp.	792	39,473
Sun Hydraulics Corp.	1,874	66,658
Tennant Co.	1,104	65,324
Terex Corp.	4,071	61,838
Titan International, Inc.	1,608	2,267
TriMas Corp. (a)	2,779	66,251
Twin Disc, Inc. (a)	700	4,207
Wabash National Corp.	3,425	28,085
Watts Water Technologies, Inc. Class A	1,743	143,623
Welbilt, Inc. (a)	8,318	41,008
		3,637,981
Marine - 0.1%
Costamare, Inc.	3,246	16,295
Eagle Bulk Shipping, Inc. (a)	1,949	3,274
Genco Shipping & Trading Ltd.	1,088	6,343
Matson, Inc.	2,649	80,106
Safe Bulkers, Inc. (a)	3,585	3,728
Scorpio Bulkers, Inc.	372	9,534
		119,280
Professional Services - 1.5%
Acacia Research Corp. (a)	3,177	8,038
ASGN, Inc. (a)	3,189	148,129
Barrett Business Services, Inc.	469	22,943
BG Staffing, Inc.	664	8,068
CBIZ, Inc. (a)	3,181	75,549
CRA International, Inc.	476	20,054
Exponent, Inc.	3,278	230,542
Forrester Research, Inc. (a)	681	21,315
Franklin Covey Co. (a)	622	12,907
FTI Consulting, Inc. (a)	2,365	301,206
GP Strategies Corp. (a)	882	7,021
Heidrick & Struggles International, Inc.	1,203	26,995
Huron Consulting Group, Inc. (a)	1,426	79,913
ICF International, Inc.	1,153	84,792
InnerWorkings, Inc. (a)	2,897	5,128
Insperity, Inc.	2,364	112,786
Kelly Services, Inc. Class A (non-vtg.)	2,144	33,125
Kforce, Inc.	1,282	38,396
Korn Ferry	3,369	97,128
MISTRAS Group, Inc. (a)	1,262	5,995
Resources Connection, Inc.	1,962	21,347
TriNet Group, Inc. (a)	2,765	135,402
TrueBlue, Inc. (a)	2,476	38,452
Upwork, Inc. (a)	3,639	30,313
Willdan Group, Inc. (a)	652	16,535
		1,582,079
Road & Rail - 0.5%
ArcBest Corp.	1,639	33,386
Avis Budget Group, Inc. (a)(b)	3,678	60,613
Covenant Transport Group, Inc. Class A (a)	884	7,850
Daseke, Inc. (a)	2,282	3,891
Heartland Express, Inc.	2,903	56,870
Hertz Global Holdings, Inc. (a)(b)	6,526	26,365
Marten Transport Ltd.	2,489	55,803
P.A.M. Transportation Services, Inc. (a)	110	4,200
Saia, Inc. (a)	1,619	149,790
U.S. Xpress Enterprises, Inc. (a)	1,469	6,405
Universal Logistics Holdings, Inc.	511	7,118
Werner Enterprises, Inc.	2,839	113,901
YRC Worldwide, Inc. (a)	1,611	2,771
		528,963
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	2,350	123,117
Beacon Roofing Supply, Inc. (a)	3,462	76,164
BlueLinx Corp. (a)	277	1,515
BMC Stock Holdings, Inc. (a)	4,262	90,568
CAI International, Inc. (a)	1,064	17,545
DXP Enterprises, Inc. (a)	1,084	16,173
EVI Industries, Inc. (a)	355	6,486
Foundation Building Materials, Inc. (a)	1,308	15,304
GATX Corp.	2,158	127,969
General Finance Corp. (a)	736	4,291
GMS, Inc. (a)	2,579	47,402
H&E Equipment Services, Inc.	2,040	33,170
Herc Holdings, Inc. (a)	1,538	43,418
Kaman Corp.	1,754	67,985
Lawson Products, Inc. (a)	284	9,545
MRC Global, Inc. (a)	5,031	26,966
Now, Inc. (a)	6,915	42,666
Rush Enterprises, Inc.:
Class A	1,967	73,763
Class B	19	671
SiteOne Landscape Supply, Inc. (a)	2,575	228,222
Systemax, Inc.	777	15,431
Textainer Group Holdings Ltd. (a)	3,354	29,448
Titan Machinery, Inc. (a)	1,227	11,534
Transcat, Inc. (a)	453	12,725
Triton International Ltd.	3,437	106,478
Veritiv Corp. (a)	868	8,133
Willis Lease Finance Corp. (a)	124	2,481
		1,239,170

TOTAL INDUSTRIALS		15,599,714

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	2,391	161,847
ADTRAN, Inc.	3,037	31,220
Applied Optoelectronics, Inc. (a)(b)	1,300	13,936
CalAmp Corp. (a)	2,183	14,670
Calix Networks, Inc. (a)	2,958	34,017
Cambium Networks Corp. (a)	313	1,793
Casa Systems, Inc. (a)	2,219	11,383
Clearfield, Inc. (a)	708	9,225
Comtech Telecommunications Corp.	1,535	28,413
Dasan Zhone Solutions, Inc. (a)	510	3,269
Digi International, Inc. (a)	1,834	20,816
Extreme Networks, Inc. (a)	7,454	25,344
Harmonic, Inc. (a)	5,705	33,089
Infinera Corp. (a)	11,379	70,152
Inseego Corp. (a)(b)	2,906	34,727
InterDigital, Inc.	1,898	109,647
KVH Industries, Inc. (a)	1,056	9,800
Lumentum Holdings, Inc. (a)	4,733	382,947
NETGEAR, Inc. (a)	1,901	45,586
NetScout Systems, Inc. (a)	4,366	115,612
Plantronics, Inc.	2,167	30,598
Sonus Networks, Inc. (a)	3,944	14,376
Tessco Technologies, Inc.	457	2,815
Viavi Solutions, Inc. (a)	14,401	173,964
		1,379,246
Electronic Equipment & Components - 2.9%
Airgain, Inc. (a)	583	4,716
Akoustis Technologies, Inc. (a)(b)	1,931	17,495
Anixter International, Inc. (a)	1,927	178,941
Arlo Technologies, Inc. (a)	4,902	13,431
Badger Meter, Inc.	1,821	107,494
Bel Fuse, Inc. Class B (non-vtg.)	661	4,931
Belden, Inc.	2,485	84,962
Benchmark Electronics, Inc.	2,361	48,778
Coda Octopus Group, Inc. (a)	240	1,464
CTS Corp.	2,056	47,617
Daktronics, Inc.	2,401	10,853
ePlus, Inc. (a)	850	60,138
Fabrinet (a)	2,280	143,070
FARO Technologies, Inc. (a)	1,093	59,995
Fitbit, Inc. (a)	14,713	98,430
II-VI, Inc. (a)	5,645	194,301
Insight Enterprises, Inc. (a)	2,173	117,972
Iteris, Inc. (a)	2,565	10,234
Itron, Inc. (a)	2,145	149,764
KEMET Corp.	3,584	96,804
Kimball Electronics, Inc. (a)	1,579	21,348
Knowles Corp. (a)	5,182	80,580
Methode Electronics, Inc. Class A	2,323	69,736
MTS Systems Corp.	1,240	26,375
Napco Security Technolgies, Inc. (a)	741	14,850
nLIGHT, Inc. (a)	2,113	33,301
Novanta, Inc. (a)	2,113	183,599
OSI Systems, Inc. (a)	1,073	77,664
Par Technology Corp. (a)	750	14,183
PC Connection, Inc.	718	32,992
Plexus Corp. (a)	1,834	114,973
Rogers Corp. (a)	1,154	128,140
Sanmina Corp. (a)	4,230	117,298
ScanSource, Inc. (a)	1,629	42,224
Tech Data Corp. (a)	2,254	317,003
TTM Technologies, Inc. (a)	6,323	73,284
Vishay Intertechnology, Inc.	8,062	133,749
Vishay Precision Group, Inc. (a)	681	15,745
Wrap Technologies, Inc. (a)	500	2,425
		2,950,859
IT Services - 2.3%
3PEA International, Inc. (a)	1,965	16,899
Brightcove, Inc. (a)	2,474	19,297
Cardtronics PLC (a)	2,344	53,678
Cass Information Systems, Inc.	774	31,045
Conduent, Inc. (a)	11,163	28,131
CSG Systems International, Inc.	2,019	98,083
Endurance International Group Holdings, Inc. (a)	4,744	12,168
EVERTEC, Inc.	3,855	97,686
EVO Payments, Inc. Class A (a)	2,541	50,591
ExlService Holdings, Inc. (a)	2,110	130,250
GTT Communications, Inc. (a)(b)	2,165	24,594
Hackett Group, Inc.	1,567	23,239
i3 Verticals, Inc. Class A (a)	919	21,358
Information Services Group, Inc. (a)	2,436	6,090
International Money Express, Inc. (a)	1,268	10,245
KBR, Inc.	8,899	180,294
Limelight Networks, Inc. (a)	7,329	37,158
Liveramp Holdings, Inc. (a)	4,137	156,627
ManTech International Corp. Class A	1,692	126,156
Maximus, Inc.	4,033	271,502
NIC, Inc.	4,172	101,088
Perficient, Inc. (a)	2,042	71,123
Perspecta, Inc.	8,849	190,873
PRG-Schultz International, Inc. (a)	1,350	5,414
Science Applications International Corp.	3,657	298,631
StarTek, Inc. (a)	1,099	4,583
Sykes Enterprises, Inc. (a)	2,430	69,571
Ttec Holdings, Inc.	1,098	42,800
Tucows, Inc. (a)	604	31,958
Unisys Corp. (a)	3,252	40,943
Verra Mobility Corp. (a)	8,104	72,612
Virtusa Corp. (a)	1,827	60,291
		2,384,978
Semiconductors & Semiconductor Equipment - 3.5%
Adesto Technologies Corp. (a)	1,770	20,975
Advanced Energy Industries, Inc. (a)	2,371	131,828
Alpha & Omega Semiconductor Ltd. (a)	1,344	16,168
Ambarella, Inc. (a)	2,001	105,213
Amkor Technology, Inc. (a)	6,251	61,760
Axcelis Technologies, Inc. (a)	2,049	47,865
AXT, Inc. (a)	2,590	14,323
Brooks Automation, Inc.	4,503	173,320
Cabot Microelectronics Corp.	1,826	223,758
Ceva, Inc. (a)	1,379	43,232
Cirrus Logic, Inc. (a)	3,700	279,720
Cohu, Inc.	2,578	42,614
Diodes, Inc. (a)	2,600	132,314
DSP Group, Inc. (a)	1,389	23,960
Enphase Energy, Inc. (a)(b)	5,802	271,708
FormFactor, Inc. (a)	4,721	109,999
GSI Technology, Inc. (a)	1,014	7,838
Ichor Holdings Ltd. (a)	1,443	35,931
Impinj, Inc. (a)	1,078	24,212
Inphi Corp. (a)	2,853	275,429
Lattice Semiconductor Corp. (a)	7,940	178,729
MACOM Technology Solutions Holdings, Inc. (a)	2,923	89,619
MaxLinear, Inc. Class A (a)	4,222	69,621
NeoPhotonics Corp. (a)	2,497	24,021
NVE Corp.	305	17,315
Onto Innovation, Inc. (a)	3,067	99,555
PDF Solutions, Inc. (a)	1,777	28,379
Photronics, Inc. (a)	4,055	48,457
Power Integrations, Inc.	1,794	183,616
Rambus, Inc. (a)	6,774	84,878
Semtech Corp. (a)	4,124	186,570
Silicon Laboratories, Inc. (a)	2,717	264,147
SiTime Corp.	326	7,061
SMART Global Holdings, Inc. (a)	864	21,851
SunPower Corp. (a)(b)	4,743	34,861
Synaptics, Inc. (a)	2,150	140,589
Ultra Clean Holdings, Inc. (a)	2,501	45,993
Veeco Instruments, Inc. (a)	3,080	33,664
Xperi Corp.	3,148	48,101
		3,649,194
Software - 5.1%
8x8, Inc. (a)	6,173	104,694
A10 Networks, Inc. (a)	3,163	21,603
ACI Worldwide, Inc. (a)	7,193	197,088
Agilysys, Inc. (a)	1,344	26,329
Alarm.com Holdings, Inc. (a)	2,341	104,713
Altair Engineering, Inc. Class A (a)	2,549	84,092
American Software, Inc. Class A	1,909	31,460
AppFolio, Inc. (a)	1,005	110,409
Appian Corp. Class A (a)(b)	2,173	99,241
Avaya Holdings Corp. (a)	6,115	60,783
Benefitfocus, Inc. (a)	1,980	21,443
Blackbaud, Inc.	3,065	169,372
BlackLine, Inc. (a)	2,716	164,970
Bottomline Technologies, Inc. (a)	2,764	115,065
Box, Inc. Class A (a)	9,079	146,535
ChannelAdvisor Corp. (a)	1,772	18,305
Cloudera, Inc. (a)	15,765	130,534
CommVault Systems, Inc. (a)	2,570	109,713
Cornerstone OnDemand, Inc. (a)	3,629	121,789
Digimarc Corp. (a)	788	13,199
Digital Turbine, Inc. (a)	5,113	29,962
Domo, Inc. Class B (a)	1,154	22,445
Ebix, Inc.	1,484	31,060
eGain Communications Corp. (a)	1,354	11,238
Envestnet, Inc. (a)	3,029	189,373
Everbridge, Inc. (a)	2,095	233,341
Five9, Inc. (a)	3,792	351,405
Forescout Technologies, Inc. (a)	2,759	87,626
GTY Govtech, Inc. (a)	2,582	10,096
Ideanomics, Inc. (a)	6,589	3,969
Intelligent Systems Corp. (a)	436	14,623
j2 Global, Inc.	2,934	236,598
LivePerson, Inc. (a)	3,957	94,731
Majesco (a)	451	2,517
MicroStrategy, Inc. Class A (a)	514	64,934
Mitek Systems, Inc. (a)	2,557	23,857
MobileIron, Inc. (a)	6,340	32,271
Model N, Inc. (a)	2,134	61,587
Onespan, Inc. (a)	2,078	34,910
Pareteum Corp. (a)	8,881	5,629
Phunware, Inc. (a)	2,068	1,499
Ping Identity Holding Corp. (a)	889	22,154
Progress Software Corp.	2,864	117,166
PROS Holdings, Inc. (a)	2,124	73,044
Q2 Holdings, Inc. (a)	2,730	217,636
QAD, Inc. Class A	715	30,259
Qualys, Inc. (a)	2,113	222,795
Rapid7, Inc. (a)	3,142	143,118
Rimini Street, Inc. (a)	1,055	4,874
SailPoint Technologies Holding, Inc. (a)	5,448	101,278
SecureWorks Corp. (a)	480	5,462
SharpSpring, Inc. (a)	657	4,527
ShotSpotter, Inc. (a)	531	18,250
Sprout Social, Inc. (a)	600	10,092
SPS Commerce, Inc. (a)	2,229	123,732
SurveyMonkey (a)	5,535	86,900
Synchronoss Technologies, Inc. (a)	2,519	8,691
TeleNav, Inc. (a)	2,209	10,316
Tenable Holdings, Inc. (a)	2,403	62,622
TiVo Corp.	7,953	55,910
Upland Software, Inc. (a)	1,487	47,034
Varonis Systems, Inc. (a)	1,834	122,970
Verint Systems, Inc. (a)	4,146	177,200
VirnetX Holding Corp. (a)	3,924	21,817
Workiva, Inc. (a)	2,336	89,586
Yext, Inc. (a)	6,130	78,464
Zix Corp. (a)	3,445	18,879
Zuora, Inc. (a)	5,646	59,678
		5,329,462
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	7,331	62,240
Astro-Med, Inc.	189	1,329
Avid Technology, Inc. (a)	1,818	12,762
Diebold Nixdorf, Inc. (a)	4,914	24,226
Immersion Corp. (a)	2,074	14,435
Sonim Technologies, Inc.	300	294
Stratasys Ltd. (a)(b)	3,292	58,268
		173,554

TOTAL INFORMATION TECHNOLOGY		15,867,293

MATERIALS - 3.4%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.	1,109	8,240
AdvanSix, Inc. (a)	1,807	22,009
American Vanguard Corp.	1,837	23,091
Amyris, Inc. (a)	3,856	10,411
Balchem Corp.	2,039	181,960
Chase Corp.	466	43,925
Ferro Corp. (a)	5,218	52,023
Flotek Industries, Inc. (a)	2,600	2,333
FutureFuel Corp.	1,645	17,075
GCP Applied Technologies, Inc. (a)	3,460	59,235
H.B. Fuller Co.	3,129	115,116
Hawkins, Inc.	625	23,394
Ingevity Corp. (a)	2,683	139,301
Innospec, Inc.	1,522	110,375
Intrepid Potash, Inc. (a)	6,634	6,389
Koppers Holdings, Inc. (a)	1,227	19,338
Kraton Performance Polymers, Inc. (a)	2,009	31,360
Kronos Worldwide, Inc.	1,484	14,083
Livent Corp. (a)	9,359	58,026
LSB Industries, Inc. (a)	1,612	3,208
Marrone Bio Innovations, Inc. (a)	2,026	1,479
Minerals Technologies, Inc.	2,100	92,484
Orion Engineered Carbons SA	3,885	35,392
PolyOne Corp.	5,744	133,778
PQ Group Holdings, Inc. (a)	2,424	28,409
Quaker Chemical Corp.	821	124,891
Rayonier Advanced Materials, Inc.	760	1,353
Sensient Technologies Corp.	2,636	125,974
Stepan Co.	1,287	122,780
Trecora Resources (a)	1,426	8,413
Tredegar Corp.	1,676	27,620
Trinseo SA	2,529	51,718
Tronox Holdings PLC	5,899	40,231
Valhi, Inc.	237	209
		1,735,623
Construction Materials - 0.1%
Forterra, Inc. (a)	1,197	9,768
Summit Materials, Inc. (a)	7,255	109,623
U.S. Concrete, Inc. (a)	1,025	19,660
United States Lime & Minerals, Inc.	131	10,493
		149,544
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	1,627	55,139
Class B	377	14,986
Myers Industries, Inc.	2,284	28,230
UFP Technologies, Inc. (a)	425	18,275
		116,630
Metals & Mining - 1.1%
Allegheny Technologies, Inc. (a)	8,030	60,305
Carpenter Technology Corp.	3,011	66,754
Century Aluminum Co. (a)	3,297	14,342
Cleveland-Cliffs, Inc.	25,275	110,705
Coeur d'Alene Mines Corp. (a)	15,208	64,026
Commercial Metals Co.	7,308	116,490
Compass Minerals International, Inc.	2,087	102,597
Contura Energy, Inc. (a)	408	1,559
Gold Resource Corp.	4,009	16,557
Haynes International, Inc.	802	17,724
Hecla Mining Co.	33,099	87,050
Kaiser Aluminum Corp.	1,004	72,519
Materion Corp.	1,298	67,159
Novagold Resources, Inc. (a)	14,576	163,567
Olympic Steel, Inc.	624	5,891
Ramaco Resources, Inc. (a)	590	1,392
Ryerson Holding Corp. (a)	1,038	4,796
Schnitzer Steel Industries, Inc. Class A	1,703	26,499
SunCoke Energy, Inc.	4,700	14,805
Synalloy Corp. (a)	554	4,897
TimkenSteel Corp. (a)	1,676	4,358
Warrior Metropolitan Coal, Inc.	3,297	41,377
Worthington Industries, Inc.	2,270	60,019
		1,125,388
Paper & Forest Products - 0.4%
Boise Cascade Co.	2,473	77,331
Clearwater Paper Corp. (a)	1,040	24,898
Louisiana-Pacific Corp.	6,990	139,800
Neenah, Inc.	1,061	51,840
P.H. Glatfelter Co.	2,772	40,471
Schweitzer-Mauduit International, Inc.	1,986	63,989
Verso Corp. (a)	2,244	31,169
		429,498

TOTAL MATERIALS		3,556,683

REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Acadia Realty Trust (SBI)	5,496	68,095
Agree Realty Corp.	2,678	174,365
Alexander & Baldwin, Inc.	4,440	58,342
Alexanders, Inc.	137	43,191
American Assets Trust, Inc.	3,136	88,812
American Finance Trust, Inc.	6,837	52,713
Armada Hoffler Properties, Inc.	3,674	35,307
Ashford Hospitality Trust, Inc.	2,663	2,190
Bluerock Residential Growth (REIT), Inc.	1,748	10,173
Braemar Hotels & Resorts, Inc.	2,257	7,064
BRT Realty Trust	476	4,712
CareTrust (REIT), Inc.	6,147	101,303
CatchMark Timber Trust, Inc.	3,353	26,355
CBL & Associates Properties, Inc.	10,836	3,132
Cedar Realty Trust, Inc.	5,980	6,279
Chatham Lodging Trust	2,980	22,380
CIM Commercial Trust Corp.	800	8,152
City Office REIT, Inc.	3,497	35,320
Clipper Realty, Inc.	465	2,465
Community Healthcare Trust, Inc.	1,289	47,951
CoreCivic, Inc.	7,632	100,132
CorEnergy Infrastructure Trust, Inc.	860	10,440
CorePoint Lodging, Inc.	1,829	7,956
DiamondRock Hospitality Co.	12,904	80,392
Easterly Government Properties, Inc.	4,794	129,007
EastGroup Properties, Inc.	2,455	260,230
Essential Properties Realty Trust, Inc.	5,907	86,774
Farmland Partners, Inc.	1,563	10,253
First Industrial Realty Trust, Inc.	7,986	301,631
Four Corners Property Trust, Inc.	4,542	101,695
Franklin Street Properties Corp.	6,549	35,627
Front Yard Residential Corp. Class B	3,170	36,170
Getty Realty Corp.	2,162	58,720
Gladstone Commercial Corp.	2,156	34,065
Gladstone Land Corp.	1,279	17,164
Global Medical REIT, Inc.	1,776	18,506
Global Net Lease, Inc.	5,815	83,678
Government Properties Income Trust	3,061	83,871
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,070	113,919
Healthcare Realty Trust, Inc.	8,415	247,317
Hersha Hospitality Trust	2,370	12,395
Independence Realty Trust, Inc.	5,861	59,020
Industrial Logistics Properties Trust	4,186	78,236
Investors Real Estate Trust	749	46,910
iStar Financial, Inc.	3,879	38,868
Jernigan Capital, Inc.	1,558	20,566
Kite Realty Group Trust	5,334	54,567
Lexington Corporate Properties Trust	15,182	158,652
LTC Properties, Inc.	2,549	90,744
Mack-Cali Realty Corp.	5,553	89,903
Monmouth Real Estate Investment Corp. Class A	6,167	83,810
National Health Investors, Inc.	2,728	150,204
National Storage Affiliates Trust	3,817	108,708
New Senior Investment Group, Inc.	5,463	18,083
NexPoint Residential Trust, Inc.	1,274	38,309
One Liberty Properties, Inc.	481	7,561
Pebblebrook Hotel Trust	8,319	98,497
Pennsylvania Real Estate Investment Trust (SBI) (b)	2,469	2,494
Physicians Realty Trust	12,168	187,631
Piedmont Office Realty Trust, Inc. Class A	8,065	139,928
Potlatch Corp.	4,242	148,937
Preferred Apartment Communities, Inc. Class A	2,972	22,023
PS Business Parks, Inc.	1,282	165,493
QTS Realty Trust, Inc. Class A	3,619	226,296
Ramco-Gershenson Properties Trust (SBI)	5,071	34,584
Retail Opportunity Investments Corp.	7,336	71,196
Retail Value, Inc.	743	10,751
Rexford Industrial Realty, Inc.	7,248	295,139
RLJ Lodging Trust	10,673	99,152
Ryman Hospitality Properties, Inc.	3,049	107,752
Sabra Health Care REIT, Inc.	12,893	165,288
Safety Income and Growth, Inc.	816	47,132
Saul Centers, Inc.	811	26,455
Senior Housing Properties Trust (SBI)	15,015	46,697
Seritage Growth Properties (b)	2,226	23,551
Stag Industrial, Inc.	9,619	252,499
Summit Hotel Properties, Inc.	6,654	40,323
Sunstone Hotel Investors, Inc.	14,335	131,739
Tanger Factory Outlet Centers, Inc.	5,726	43,060
Terreno Realty Corp.	4,198	230,134
The GEO Group, Inc.	7,606	96,444
UMH Properties, Inc.	2,387	31,007
Uniti Group, Inc.	11,740	82,884
Universal Health Realty Income Trust (SBI)	825	88,242
Urban Edge Properties	7,408	85,192
Urstadt Biddle Properties, Inc. Class A	1,980	28,928
Washington Prime Group, Inc. (b)	12,461	10,714
Washington REIT (SBI)	5,230	121,964
Whitestone REIT Class B	1,436	9,736
Xenia Hotels & Resorts, Inc.	7,263	70,451
		6,914,697
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)	375	3,131
American Realty Investments, Inc. (a)	109	867
Consolidated-Tomoka Land Co.	315	13,239
Cushman & Wakefield PLC (a)	7,189	87,490
eXp World Holdings, Inc. (a)	1,374	12,613
Forestar Group, Inc. (a)	1,083	14,285
FRP Holdings, Inc. (a)	439	19,092
Griffin Industrial Realty, Inc.	50	1,921
Kennedy-Wilson Holdings, Inc.	7,627	107,922
Marcus & Millichap, Inc. (a)	1,471	42,733
Maui Land & Pineapple, Inc. (a)	414	4,326
Newmark Group, Inc.	9,109	35,343
RE/MAX Holdings, Inc.	1,147	30,155
Realogy Holdings Corp.	7,307	31,712
Redfin Corp. (a)	5,712	120,695
Stratus Properties, Inc. (a)	375	6,289
Tejon Ranch Co. (a)	1,348	18,468
The RMR Group, Inc.	967	28,681
The St. Joe Co. (a)	2,120	38,796
Transcontinental Realty Investors, Inc. (a)	25	472
		618,230

TOTAL REAL ESTATE		7,532,927

UTILITIES - 4.0%
Electric Utilities - 1.1%
Allete, Inc.	3,246	186,840
El Paso Electric Co.	2,557	173,876
Genie Energy Ltd. Class B	959	7,557
MGE Energy, Inc.	2,223	143,739
Otter Tail Corp.	2,511	111,438
PNM Resources, Inc.	5,016	203,098
Portland General Electric Co.	5,695	266,469
Spark Energy, Inc. Class A,	778	5,617
		1,098,634
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	1,020	89,638
New Jersey Resources Corp.	5,914	199,775
Northwest Natural Holding Co.	1,934	125,903
ONE Gas, Inc.	3,322	264,797
RGC Resources, Inc.	500	12,435
South Jersey Industries, Inc.	5,904	168,795
Southwest Gas Holdings, Inc.	3,410	258,478
Spire, Inc.	3,117	227,416
		1,347,237
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	7,284	14,495
Clearway Energy, Inc.:
Class A	1,807	33,791
Class C	5,401	108,182
Ormat Technologies, Inc.	2,500	156,025
Sunnova Energy International, Inc.	2,016	25,402
Terraform Power, Inc.	5,047	87,414
		425,309
Multi-Utilities - 0.6%
Avista Corp.	4,194	180,510
Black Hills Corp.	3,869	239,646
NorthWestern Energy Corp.	3,204	184,839
Unitil Corp.	944	47,493
		652,488
Water Utilities - 0.6%
American States Water Co.	2,320	184,138
Artesian Resources Corp. Class A	507	17,507
Cadiz, Inc. (a)	718	7,661
California Water Service Group	3,015	135,434
Consolidated Water Co., Inc.	958	14,389
Global Water Resources, Inc.	718	7,719
Middlesex Water Co.	1,082	65,245
Pure Cycle Corp. (a)	1,311	13,464
SJW Corp.	1,683	100,189
York Water Co.	834	33,627
		579,373

TOTAL UTILITIES		4,103,041

TOTAL COMMON STOCKS
(Cost $116,905,436)		103,948,270

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.16% (d)	351,544	351,650
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,423,729	3,424,072
TOTAL MONEY MARKET FUNDS
(Cost $3,775,704)		3,775,722
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $120,681,140)		107,723,992
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(3,604,841)
NET ASSETS - 100%		$104,119,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2020	$522,680	$65,726	$65,726

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,274
Fidelity Securities Lending Cash Central Fund	59,243
Total	$69,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,316,152	$2,316,152	$--	$--
Consumer Discretionary	10,208,358	10,208,358	--	--
Consumer Staples	3,438,187	3,438,187	--	--
Energy	2,169,020	2,169,020	--	--
Financials	16,546,004	16,546,004	--	--
Health Care	22,610,891	22,610,891	--	--
Industrials	15,599,714	15,599,714	--	--
Information Technology	15,867,293	15,867,293	--	--
Materials	3,556,683	3,556,683	--	--
Real Estate	7,532,927	7,532,927	--	--
Utilities	4,103,041	4,103,041	--	--
Money Market Funds	3,775,722	3,775,722	--	--
Total Investments in Securities:	$107,723,992	$107,723,992	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$65,726	$65,726	$--	$--
Total Assets	$65,726	$65,726	$--	$--
Total Derivative Instruments:	$65,726	$65,726	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$65,726	$0
Total Equity Risk	65,726	0
Total Value of Derivatives	$65,726	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $3,149,383) — See accompanying schedule: Unaffiliated issuers (cost $116,905,436)	$103,948,270
Fidelity Central Funds (cost $3,775,704)	3,775,722
Total Investment in Securities (cost $120,681,140)		$107,723,992
Segregated cash with brokers for derivative instruments		28,400
Receivable for investments sold		1,196,339
Receivable for fund shares sold		281,656
Dividends receivable		32,456
Distributions receivable from Fidelity Central Funds		6,405
Other receivables		87
Total assets		109,269,335
Liabilities
Payable to custodian bank	$1,164
Payable for investments purchased	374,580
Payable for fund shares redeemed	1,339,889
Payable for daily variation margin on futures contracts	10,498
Collateral on securities loaned	3,424,053
Total liabilities		5,150,184
Net Assets		$104,119,151
Net Assets consist of:
Paid in capital		$118,969,712
Total accumulated earnings (loss)		(14,850,561)
Net Assets		$104,119,151
Net Asset Value, offering price and redemption price per share ($104,119,151 ÷ 10,936,433 shares)		$9.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$1,085,796
Interest		423
Income from Fidelity Central Funds (including $59,243 from security lending)		69,517
Total income		1,155,736
Expenses
Independent trustees' fees and expenses	$311
Commitment fees	205
Total expenses before reductions	516
Expense reductions	(45)
Total expenses after reductions		471
Net investment income (loss)		1,155,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(188,089)
Fidelity Central Funds	(20)
Futures contracts	167,366
Total net realized gain (loss)		(20,743)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,580,378)
Fidelity Central Funds	18
Futures contracts	52,712
Total change in net unrealized appreciation (depreciation)		(15,527,648)
Net gain (loss)		(15,548,391)
Net increase (decrease) in net assets resulting from operations		$(14,393,126)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,155,265	$825,097
Net realized gain (loss)	(20,743)	256,226
Change in net unrealized appreciation (depreciation)	(15,527,648)	2,477,025
Net increase (decrease) in net assets resulting from operations	(14,393,126)	3,558,348
Distributions to shareholders	(2,598,410)	(1,224,370)
Share transactions
Proceeds from sales of shares	77,612,289	49,620,872
Reinvestment of distributions	1,596,989	131,994
Cost of shares redeemed	(33,035,934)	(28,075,810)
Net increase (decrease) in net assets resulting from share transactions	46,173,344	21,677,056
Total increase (decrease) in net assets	29,181,808	24,011,034
Net Assets
Beginning of period	74,937,343	50,926,309
End of period	$104,119,151	$74,937,343
Other Information
Shares
Sold	7,561,438	4,332,111
Issued in reinvestment of distributions	135,175	12,361
Redeemed	(3,165,687)	(2,396,168)
Net increase (decrease)	4,530,926	1,948,304

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

Years ended April 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.43	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.16	.11	.02
Net realized and unrealized gain (loss)	(1.98)	.35	1.10	.29
Total from investment operations	(1.83)	.51	1.21	.31
Distributions from net investment income	(.16)	(.11)	(.06)	–
Distributions from net realized gain	(.19)	(.12)	(.03)	–
Total distributions	(.35)	(.24)C	(.09)	–
Net asset value, end of period	$9.52	$11.70	$11.43	$10.31
Total ReturnD,E	(16.23)%	4.63%	11.72%	3.10%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	-%	-%	-%	- %I
Expenses net of all reductionsH	-%	-%	-%	- %I
Net investment income (loss)	1.36%	1.36%	.97%	1.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$104,119	$74,937	$50,926	$619
Portfolio turnover rateJ	18%	23%	34%K	2%L

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.123 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,950,713
Gross unrealized depreciation	(26,817,498)
Net unrealized appreciation (depreciation)	$(14,866,785)
Tax Cost	$122,590,777

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$257,035
Net unrealized appreciation (depreciation) on securities and other investments	$(14,866,785)

The Fund intends to elect to defer to its next fiscal year $240,810 of capital losses recognized during the period November 1, 2019 to April, 30 2020.

The tax character of distributions paid was as follows:

	April 30, 2020	April 30, 2019
Ordinary Income	$1,574,236	$ 1,183,443
Long-term Capital Gains	1,024,174	40,927
Total	$2,598,410	$ 1,224,370

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	63,155,297	15,511,491

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Small Cap Index Fund	$205

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $30,138. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,728 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $45.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex Small Cap Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from March 9, 2017 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	- %-C	$1,000.00	$846.60	$--D
Hypothetical-E		$1,000.00	$1,024.86	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2020, $1,016,539 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 67% and 43% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 71% and 48% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 29% and 18% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZAP-ANN-0620
1.9881631.103

Fidelity® Large Cap Value Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Life of fundA
Fidelity® Large Cap Value Index Fund	(11.04)%	4.45%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$11,850	Fidelity® Large Cap Value Index Fund
$11,848	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -11.04%, roughly in line with the -11.01% return of the benchmark Russell 1000® Value Index. At the individual-stock level, oil-price weakness, exacerbated by a Saudi/Russian oil-price war initiated in February, weighed on various energy stocks, especially integrated energy companies Exxon Mobil (-39%) and Chevron (-20%), exploration and production firm Occidental Petroleum (-68%), and oilfield services company Schlumberger (-58%). Banks, including Wells Fargo (-37%), JPMorgan Chase (-15%), Bank of America (-19%) and Citigroup (-29%) also experienced a challenging performance backdrop, reflecting lower net interest income – a function of declining short-term interest rates – and investors' concern about declining consumer credit quality in an increasingly challenging economic environment. Other notable detractors this period included conglomerate Berkshire Hathaway (-13%), a collection of insurance and other businesses run by investor Warren Buffett, and media company Disney (-19%). On the positive side, the top individual contributor was Intel (+20%), whose shares gained on better-than-expected sales and earnings, among other factors. Certain stocks were well positioned to take advantage of increased demand fueled by the pandemic-related economic shutdown. Consumer-goods company Procter & Gamble (+15%), for example, benefited as consumers increased their purchases of cleaning products, while shares of Walmart (+21%) rose as the retail giant benefited from its ability to capitalize on consumers needing food and supplies while stuck at home. Several health care companies also added value, led by pharmaceutical and medical products firm Johnson & Johnson (+10%) and biotechnology company Gilead Sciences (+35%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.1
Johnson & Johnson	2.9
JPMorgan Chase & Co.	2.6
Procter & Gamble Co.	2.3
Intel Corp.	2.2
Verizon Communications, Inc.	2.0
AT&T, Inc.	1.9
Pfizer, Inc.	1.8
Exxon Mobil Corp.	1.7
Bank of America Corp.	1.7
22.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Financials	20.8
Health Care	15.7
Consumer Staples	10.1
Industrials	9.2
Communication Services	8.4
Utilities	7.2
Information Technology	6.8
Energy	6.4
Consumer Discretionary	5.5
Real Estate	5.0

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.3%

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	1,439,623	$43,865,313
CenturyLink, Inc.	214,740	2,280,539
GCI Liberty, Inc. (a)	19,334	1,176,087
Verizon Communications, Inc.	816,143	46,887,415
		94,209,354
Entertainment - 2.2%
Activision Blizzard, Inc.	141,209	8,999,250
Cinemark Holdings, Inc.	20,463	292,212
Electronic Arts, Inc. (a)	5,437	621,232
Lions Gate Entertainment Corp.:
Class A (a)(b)	9,682	69,129
Class B (a)	21,673	144,776
Madison Square Garden Entertainment Corp. (a)	3,329	275,308
Take-Two Interactive Software, Inc. (a)	11,896	1,440,011
The Madison Square Garden Co. (a)	3,393	581,289
The Walt Disney Co.	344,273	37,233,125
Zynga, Inc. (a)	131,940	994,828
		50,651,160
Interactive Media & Services - 0.1%
IAC/InterActiveCorp (a)	6,140	1,372,167
TripAdvisor, Inc.	2,071	41,358
Zillow Group, Inc.:
Class A (a)	11,215	488,301
Class C (a)(b)	24,609	1,081,812
		2,983,638
Media - 1.8%
Charter Communications, Inc. Class A (a)	12,180	6,031,901
Comcast Corp. Class A	470,714	17,712,968
Discovery Communications, Inc.:
Class A (a)(b)	30,191	676,882
Class C (non-vtg.) (a)	67,258	1,372,736
DISH Network Corp. Class A (a)	51,257	1,282,194
Fox Corp.:
Class A	61,300	1,585,831
Class B	28,062	717,265
Interpublic Group of Companies, Inc.	68,669	1,166,000
John Wiley & Sons, Inc. Class A (b)	8,707	326,948
Liberty Broadband Corp.:
Class A (a)	4,613	553,652
Class C (a)	20,971	2,572,722
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	39,009	1,255,700
Liberty Media Class A (a)	4,812	145,563
Liberty SiriusXM Series A (a)	16,700	562,957
Liberty SiriusXM Series C (a)	30,384	1,035,183
News Corp.:
Class A	76,984	762,911
Class B	22,067	225,525
Nexstar Broadcasting Group, Inc. Class A	2,071	145,053
Omnicom Group, Inc.	19,847	1,131,874
Sinclair Broadcast Group, Inc. Class A	841	14,844
The New York Times Co. Class A	25,701	835,797
ViacomCBS, Inc.:
Class A	2,228	43,736
Class B	46,243	798,154
		40,956,396
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	40,856	3,587,157
Telephone & Data Systems, Inc.	19,891	390,261
U.S. Cellular Corp. (a)	3,175	101,060
		4,078,478

TOTAL COMMUNICATION SERVICES		192,879,026

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.3%
Aptiv PLC	47,254	3,286,516
BorgWarner, Inc.	40,610	1,160,228
Gentex Corp.	49,975	1,211,394
Lear Corp.	11,989	1,170,726
The Goodyear Tire & Rubber Co.	46,672	334,638
		7,163,502
Automobiles - 0.5%
Ford Motor Co.	770,607	3,922,390
General Motors Co.	244,626	5,452,714
Harley-Davidson, Inc.	30,019	655,315
Thor Industries, Inc. (b)	10,332	683,978
		10,714,397
Distributors - 0.1%
Genuine Parts Co.	27,751	2,200,099
LKQ Corp. (a)	51,840	1,355,616
		3,555,715
Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	16,686	645,915
Graham Holdings Co.	841	327,998
Grand Canyon Education, Inc. (a)	8,406	723,084
H&R Block, Inc.	32,593	542,673
Service Corp. International	22,240	817,098
ServiceMaster Global Holdings, Inc. (a)	22,403	762,822
		3,819,590
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	49,400	1,349,114
Caesars Entertainment Corp. (a)	113,175	1,093,271
Carnival Corp. (b)	87,748	1,395,193
Choice Hotels International, Inc.	3,637	272,957
Dunkin' Brands Group, Inc.	1,077	67,679
Extended Stay America, Inc. unit	35,645	387,461
Hilton Grand Vacations, Inc. (a)	14,163	291,758
Hyatt Hotels Corp. Class A (b)	7,195	404,791
International Game Technology PLC (b)	19,691	148,470
Las Vegas Sands Corp.	34,625	1,662,693
McDonald's Corp.	124,663	23,381,792
MGM Mirage, Inc.	88,021	1,481,393
Norwegian Cruise Line Holdings Ltd. (a)(b)	33,645	551,778
Royal Caribbean Cruises Ltd. (b)	33,834	1,582,416
Six Flags Entertainment Corp.	14,208	284,302
Vail Resorts, Inc.	867	148,257
Wyndham Destinations, Inc.	17,308	442,566
Wyndham Hotels & Resorts, Inc.	12,981	489,514
Wynn Resorts Ltd.	3,215	274,979
Yum China Holdings, Inc.	13,737	665,695
Yum! Brands, Inc.	6,697	578,822
		36,954,901
Household Durables - 0.6%
D.R. Horton, Inc.	66,085	3,120,534
Garmin Ltd.	28,514	2,314,196
Leggett & Platt, Inc.	25,600	899,328
Lennar Corp.:
Class A	32,067	1,605,595
Class B	1,636	62,413
Mohawk Industries, Inc. (a)	11,547	1,012,903
Newell Brands, Inc.	74,504	1,034,116
PulteGroup, Inc.	49,785	1,407,422
Toll Brothers, Inc.	23,707	569,442
Whirlpool Corp.	12,229	1,366,468
		13,392,417
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	3,577	253,895
Liberty Interactive Corp. QVC Group Series A (a)	74,837	602,812
		856,707
Leisure Products - 0.0%
Brunswick Corp.	15,758	751,972
Mattel, Inc. (a)(b)	21,234	185,160
Polaris, Inc.	1,268	89,939
		1,027,071
Multiline Retail - 0.6%
Dollar General Corp.	2,976	521,693
Dollar Tree, Inc. (a)	21,333	1,699,600
Kohl's Corp.	30,975	571,799
Macy's, Inc. (b)	60,873	356,716
Target Corp.	91,433	10,033,857
		13,183,665
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	9,953	1,203,417
AutoNation, Inc. (a)	10,794	401,969
Best Buy Co., Inc.	34,721	2,664,142
CarMax, Inc. (a)(b)	17,078	1,257,795
Dick's Sporting Goods, Inc.	12,303	361,585
Foot Locker, Inc.	20,779	532,566
Gap, Inc. (b)	40,960	332,595
L Brands, Inc.	38,298	455,363
Penske Automotive Group, Inc. (b)	6,620	238,188
The Home Depot, Inc.	92,429	20,318,667
Tiffany & Co., Inc.	23,759	3,005,514
Urban Outfitters, Inc. (a)	13,446	233,154
Williams-Sonoma, Inc. (b)	12,364	764,590
		31,769,545
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	16,385	249,871
Carter's, Inc.	4,785	374,187
Columbia Sportswear Co.	2,057	149,935
Hanesbrands, Inc.	16,311	162,131
PVH Corp.	14,174	697,786
Ralph Lauren Corp.	9,406	693,975
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	16,574	467,055
Tapestry, Inc.	54,047	804,219
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	11,082	115,474
Class C (non-vtg.) (a)	13,981	129,604
		3,844,237

TOTAL CONSUMER DISCRETIONARY		126,281,747

CONSUMER STAPLES - 10.1%
Beverages - 1.1%
Brown-Forman Corp.:
Class A	543	30,799
Class B (non-vtg.)	2,309	143,620
Constellation Brands, Inc. Class A (sub. vtg.)	31,217	5,141,128
Keurig Dr. Pepper, Inc.	46,706	1,235,841
Molson Coors Beverage Co. Class B	34,346	1,408,529
PepsiCo, Inc.	44,213	5,848,938
The Coca-Cola Co.	240,356	11,029,937
		24,838,792
Food & Staples Retailing - 2.0%
Casey's General Stores, Inc.	5,368	812,769
Grocery Outlet Holding Corp.	11,294	375,751
Kroger Co.	156,536	4,948,103
Sprouts Farmers Market LLC (a)	11,911	247,511
U.S. Foods Holding Corp. (a)	42,736	918,824
Walgreens Boots Alliance, Inc.	148,535	6,430,080
Walmart, Inc.	274,047	33,310,413
		47,043,451
Food Products - 2.3%
Archer Daniels Midland Co.	109,655	4,072,587
Beyond Meat, Inc. (b)	9,309	921,498
Bunge Ltd.	27,064	1,073,629
Campbell Soup Co.	14,145	706,967
Conagra Brands, Inc.	94,890	3,173,122
Flowers Foods, Inc.	38,211	851,341
General Mills, Inc.	119,270	7,143,080
Hormel Foods Corp.	54,652	2,560,446
Ingredion, Inc.	13,131	1,066,237
Kellogg Co.	29,983	1,963,887
Lamb Weston Holdings, Inc.	21,362	1,310,772
McCormick & Co., Inc. (non-vtg.)	8,555	1,341,766
Mondelez International, Inc.	280,220	14,414,517
Pilgrim's Pride Corp. (a)	6,906	151,932
Post Holdings, Inc. (a)	7,079	650,206
Seaboard Corp.	52	156,577
The Hain Celestial Group, Inc. (a)	16,163	417,652
The Hershey Co.	3,591	475,556
The J.M. Smucker Co.	21,677	2,490,904
The Kraft Heinz Co.	122,877	3,726,859
TreeHouse Foods, Inc. (a)	9,133	472,450
Tyson Foods, Inc. Class A	56,631	3,521,882
		52,663,867
Household Products - 3.3%
Clorox Co.	4,578	853,522
Colgate-Palmolive Co.	165,794	11,650,344
Energizer Holdings, Inc.	12,191	474,961
Kimberly-Clark Corp.	67,314	9,321,643
Procter & Gamble Co.	452,073	53,285,845
Reynolds Consumer Products, Inc.	5,662	183,619
Spectrum Brands Holdings, Inc.	8,655	372,684
		76,142,618
Personal Products - 0.1%
Coty, Inc. Class A	56,459	307,702
Herbalife Nutrition Ltd. (a)(b)	16,586	619,487
Nu Skin Enterprises, Inc. Class A	10,780	314,884
		1,242,073
Tobacco - 1.3%
Altria Group, Inc.	188,869	7,413,108
Philip Morris International, Inc.	306,476	22,863,110
		30,276,218

TOTAL CONSUMER STAPLES		232,207,019

ENERGY - 6.4%
Energy Equipment & Services - 0.4%
Apergy Corp. (a)(b)	14,651	134,936
Baker Hughes Co. Class A	128,241	1,788,962
Halliburton Co.	171,701	1,802,861
Helmerich & Payne, Inc.	21,281	420,725
National Oilwell Varco, Inc.	75,736	957,303
Patterson-UTI Energy, Inc.	35,829	132,209
Schlumberger Ltd.	272,840	4,589,169
Transocean Ltd. (United States) (a)(b)	114,962	147,151
		9,973,316
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream GP LP	47,715	226,646
Antero Resources Corp. (a)(b)	47,275	140,880
Apache Corp.	73,416	960,281
Cabot Oil & Gas Corp.	29,212	631,563
Centennial Resource Development, Inc. Class A (a)	38,136	45,000
Cheniere Energy, Inc. (a)	19,219	897,335
Chesapeake Energy Corp. (a)(b)	1,285	22,488
Chevron Corp.	375,953	34,587,676
Cimarex Energy Co.	19,925	506,494
Concho Resources, Inc.	39,234	2,225,352
ConocoPhillips Co.	214,115	9,014,242
Continental Resources, Inc.	16,903	277,040
Devon Energy Corp.	75,072	936,148
Diamondback Energy, Inc.	24,851	1,082,013
EOG Resources, Inc.	114,358	5,433,149
EQT Corp.	49,808	726,699
Equitrans Midstream Corp.	36,357	304,672
Exxon Mobil Corp.	834,805	38,793,388
Hess Corp.	53,026	2,579,185
HollyFrontier Corp.	29,249	966,387
Kinder Morgan, Inc.	384,609	5,857,595
Kosmos Energy Ltd.	74,250	122,513
Marathon Oil Corp.	157,252	962,382
Marathon Petroleum Corp.	126,700	4,064,536
Murphy Oil Corp.	29,284	347,308
Noble Energy, Inc.	92,443	906,866
Occidental Petroleum Corp.	176,810	2,935,046
ONEOK, Inc.	55,278	1,654,471
Parsley Energy, Inc. Class A	25,178	237,932
PBF Energy, Inc. Class A	23,826	271,616
Phillips 66 Co.	86,938	6,361,253
Pioneer Natural Resources Co.	18,660	1,666,525
Range Resources Corp. (b)	41,173	240,039
Targa Resources Corp.	44,747	579,921
The Williams Companies, Inc.	239,028	4,629,972
Valero Energy Corp.	80,794	5,118,300
WPX Energy, Inc. (a)	81,003	496,548
		136,809,461

TOTAL ENERGY		146,782,777

FINANCIALS - 20.8%
Banks - 8.9%
Associated Banc-Corp.	31,002	438,368
Bank of America Corp.	1,576,525	37,915,426
Bank of Hawaii Corp.	7,710	525,668
Bank OZK	23,784	537,994
BankUnited, Inc.	18,582	368,109
BOK Financial Corp.	6,134	317,680
CIT Group, Inc.	17,466	331,505
Citigroup, Inc.	416,701	20,235,001
Citizens Financial Group, Inc.	85,639	1,917,457
Comerica, Inc.	25,923	903,676
Commerce Bancshares, Inc.	19,993	1,223,372
Cullen/Frost Bankers, Inc.	11,104	797,933
East West Bancorp, Inc.	28,407	996,233
Fifth Third Bancorp	139,765	2,612,208
First Citizens Bancshares, Inc.	1,361	519,902
First Hawaiian, Inc.	25,437	447,437
First Horizon National Corp.	61,333	556,904
First Republic Bank	27,460	2,863,803
FNB Corp., Pennsylvania	64,890	524,960
Huntington Bancshares, Inc.	199,978	1,847,797
JPMorgan Chase & Co.	615,005	58,892,879
KeyCorp	193,271	2,251,607
M&T Bank Corp.	25,683	2,878,551
PacWest Bancorp	23,132	468,192
Peoples United Financial, Inc.	86,663	1,099,753
Pinnacle Financial Partners, Inc.	14,636	589,099
PNC Financial Services Group, Inc.	85,285	9,097,351
Popular, Inc.	18,504	714,069
Prosperity Bancshares, Inc.	15,884	951,928
Regions Financial Corp.	190,171	2,044,338
Signature Bank	5,225	560,016
Sterling Bancorp	38,408	473,571
SVB Financial Group (a)	9,486	1,832,411
Synovus Financial Corp.	25,477	535,272
TCF Financial Corp.	29,742	883,040
Texas Capital Bancshares, Inc. (a)	9,817	272,716
Truist Financial Corp.	263,842	9,846,583
U.S. Bancorp	274,722	10,027,353
Umpqua Holdings Corp.	42,761	535,582
Webster Financial Corp.	17,794	502,681
Wells Fargo & Co.	734,699	21,343,006
Western Alliance Bancorp.	16,656	597,617
Wintrust Financial Corp.	11,418	478,414
Zions Bancorp NA	31,952	1,010,003
		203,767,465
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	9,622	673,155
Ameriprise Financial, Inc.	21,535	2,475,233
Bank of New York Mellon Corp.	157,953	5,929,556
BGC Partners, Inc. Class A	58,087	179,779
BlackRock, Inc. Class A	23,342	11,718,618
Cboe Global Markets, Inc.	16,469	1,636,689
Charles Schwab Corp.	90,775	3,424,033
CME Group, Inc.	69,802	12,439,414
E*TRADE Financial Corp.	35,931	1,459,158
Eaton Vance Corp. (non-vtg.)	20,791	763,030
Evercore, Inc. Class A	4,744	244,790
Franklin Resources, Inc.	54,205	1,021,222
Goldman Sachs Group, Inc.	62,810	11,520,610
Interactive Brokers Group, Inc.	10,673	437,593
Intercontinental Exchange, Inc.	65,196	5,831,782
Invesco Ltd.	74,399	641,319
Janus Henderson Group PLC	31,386	561,809
Lazard Ltd. Class A	12,758	350,845
Legg Mason, Inc.	16,818	838,041
Morgan Stanley	229,410	9,045,636
Northern Trust Corp.	37,931	3,002,618
Raymond James Financial, Inc.	18,823	1,240,812
SEI Investments Co.	13,100	667,576
State Street Corp.	70,264	4,429,443
T. Rowe Price Group, Inc.	32,262	3,730,455
TD Ameritrade Holding Corp.	6,609	259,535
The NASDAQ OMX Group, Inc.	22,613	2,479,968
Virtu Financial, Inc. Class A	5,829	136,224
		87,138,943
Consumer Finance - 0.7%
Ally Financial, Inc.	73,699	1,207,927
American Express Co.	57,653	5,260,836
Capital One Financial Corp.	89,603	5,802,690
Credit Acceptance Corp. (a)(b)	250	77,893
Discover Financial Services	39,535	1,698,819
Navient Corp.	37,865	288,531
OneMain Holdings, Inc.	12,717	307,879
Santander Consumer U.S.A. Holdings, Inc.	19,949	311,005
SLM Corp.	82,910	691,469
Synchrony Financial	88,040	1,742,312
		17,389,361
Diversified Financial Services - 3.3%
AXA Equitable Holdings, Inc.	81,636	1,495,572
Berkshire Hathaway, Inc. Class B (a)	385,799	72,283,284
Jefferies Financial Group, Inc.	48,993	672,184
Voya Financial, Inc.	24,620	1,112,085
		75,563,125
Insurance - 3.8%
AFLAC, Inc.	143,051	5,327,219
Alleghany Corp.	2,474	1,320,399
Allstate Corp.	62,709	6,378,759
American Financial Group, Inc.	14,427	955,644
American International Group, Inc.	171,453	4,360,050
American National Insurance Co.	1,507	121,314
Arch Capital Group Ltd. (a)	65,326	1,569,784
Arthur J. Gallagher & Co.	28,946	2,272,261
Assurant, Inc.	11,961	1,270,737
Assured Guaranty Ltd.	18,248	542,513
Athene Holding Ltd. (a)	16,340	441,180
Axis Capital Holdings Ltd.	14,482	530,041
Brighthouse Financial, Inc. (a)	20,991	539,679
Brown & Brown, Inc.	43,845	1,574,474
Chubb Ltd.	88,854	9,597,121
Cincinnati Financial Corp.	29,915	1,968,407
CNA Financial Corp.	5,593	176,627
Erie Indemnity Co. Class A	1,661	295,758
Everest Re Group Ltd.	5,499	952,042
First American Financial Corp.	21,385	986,276
FNF Group	52,155	1,410,793
Globe Life, Inc.	21,061	1,734,163
Hanover Insurance Group, Inc.	7,506	753,452
Hartford Financial Services Group, Inc.	70,886	2,692,959
Kemper Corp.	9,994	671,797
Lincoln National Corp.	39,332	1,395,106
Loews Corp.	48,851	1,693,176
Markel Corp. (a)	2,442	2,114,381
Marsh & McLennan Companies, Inc.	12,225	1,189,859
Mercury General Corp.	5,376	220,201
MetLife, Inc.	153,200	5,527,456
Old Republic International Corp.	55,230	880,919
Primerica, Inc.	2,255	234,317
Principal Financial Group, Inc.	53,702	1,955,290
Progressive Corp.	77,322	5,976,991
Prudential Financial, Inc.	78,114	4,871,970
Reinsurance Group of America, Inc.	12,328	1,290,495
RenaissanceRe Holdings Ltd.	5,275	770,203
The Travelers Companies, Inc.	42,109	4,261,852
Unum Group	39,490	689,101
W.R. Berkley Corp.	28,416	1,534,464
White Mountains Insurance Group Ltd.	604	587,692
Willis Group Holdings PLC	25,406	4,529,636
		88,166,558
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	106,529	1,323,090
Annaly Capital Management, Inc.	281,425	1,758,906
Chimera Investment Corp.	37,479	291,212
MFA Financial, Inc.	86,844	151,977
New Residential Investment Corp.	80,890	492,620
Starwood Property Trust, Inc.	53,066	686,674
Two Harbors Investment Corp.	54,646	249,732
		4,954,211
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	67,778	495,457
New York Community Bancorp, Inc.	88,947	965,964
TFS Financial Corp.	9,761	133,238
		1,594,659

TOTAL FINANCIALS		478,574,322

HEALTH CARE - 15.7%
Biotechnology - 1.7%
Agios Pharmaceuticals, Inc. (a)	10,663	438,676
Alexion Pharmaceuticals, Inc. (a)	10,200	1,096,194
Alkermes PLC (a)	30,560	418,978
Alnylam Pharmaceuticals, Inc. (a)	3,431	451,863
Amgen, Inc.	9,313	2,227,856
Biogen, Inc. (a)	22,486	6,674,519
bluebird bio, Inc. (a)	10,810	582,443
Exelixis, Inc. (a)	34,652	855,731
Gilead Sciences, Inc.	215,293	18,084,612
Moderna, Inc. (a)(b)	4,370	200,976
Regeneron Pharmaceuticals, Inc. (a)	12,790	6,726,005
United Therapeutics Corp. (a)	8,492	930,384
		38,688,237
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	192,526	17,729,719
Baxter International, Inc.	50,393	4,473,891
Becton, Dickinson & Co.	48,298	12,196,694
Cantel Medical Corp.	3,333	123,321
Danaher Corp.	115,045	18,805,256
Dentsply Sirona, Inc.	44,004	1,867,530
Envista Holdings Corp. (a)	10,191	198,419
Hill-Rom Holdings, Inc.	6,313	710,149
Hologic, Inc. (a)	9,954	498,695
ICU Medical, Inc. (a)	2,626	575,908
Integra LifeSciences Holdings Corp. (a)	13,830	706,022
Medtronic PLC	264,618	25,834,655
STERIS PLC	15,577	2,219,723
The Cooper Companies, Inc.	8,295	2,378,177
West Pharmaceutical Services, Inc.	3,500	662,410
Zimmer Biomet Holdings, Inc.	40,380	4,833,486
		93,814,055
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	16,790	403,128
Anthem, Inc.	35,406	9,939,526
Cardinal Health, Inc.	57,534	2,846,782
Centene Corp. (a)	16,430	1,093,909
Cigna Corp.	50,119	9,812,298
Covetrus, Inc. (a)(b)	19,357	230,155
CVS Health Corp.	255,951	15,753,784
DaVita HealthCare Partners, Inc. (a)	17,186	1,357,866
Encompass Health Corp.	9,498	629,243
HCA Holdings, Inc.	21,384	2,349,674
Henry Schein, Inc. (a)	25,230	1,376,549
Humana, Inc.	14,882	5,682,245
Laboratory Corp. of America Holdings (a)	17,891	2,942,175
McKesson Corp.	28,301	3,997,516
MEDNAX, Inc. (a)(b)	16,198	235,195
Molina Healthcare, Inc. (a)	2,667	437,308
Premier, Inc. (a)	11,949	396,229
Quest Diagnostics, Inc.	26,140	2,878,275
Universal Health Services, Inc. Class B	15,448	1,632,699
		63,994,556
Health Care Technology - 0.0%
Change Healthcare, Inc.	21,420	249,329
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp.	3,691	118,149
Agilent Technologies, Inc.	55,167	4,229,102
Avantor, Inc.	17,918	301,202
Bio-Rad Laboratories, Inc. Class A (a)	4,187	1,842,699
IQVIA Holdings, Inc. (a)	19,962	2,846,382
PerkinElmer, Inc.	16,948	1,534,302
PPD, Inc.	5,749	137,401
QIAGEN NV (a)	43,628	1,818,851
Thermo Fisher Scientific, Inc.	25,070	8,390,428
		21,218,516
Pharmaceuticals - 6.2%
Allergan PLC	64,669	12,115,090
Bristol-Myers Squibb Co.	190,400	11,578,224
Catalent, Inc. (a)(b)	30,245	2,091,442
Elanco Animal Health, Inc. (a)	78,195	1,932,198
Horizon Pharma PLC (a)	32,422	1,168,489
Jazz Pharmaceuticals PLC (a)	1,260	138,915
Johnson & Johnson	444,751	66,730,440
Merck & Co., Inc.	26,064	2,067,918
Mylan NV (a)	101,461	1,701,501
Nektar Therapeutics (a)(b)	27,591	529,747
Perrigo Co. PLC	24,870	1,325,571
Pfizer, Inc.	1,097,090	42,084,372
		143,463,907

TOTAL HEALTH CARE		361,428,600

INDUSTRIALS - 9.2%
Aerospace & Defense - 1.3%
BWX Technologies, Inc.	4,661	247,313
Curtiss-Wright Corp.	8,320	862,368
General Dynamics Corp.	46,905	6,126,731
Harris Corp.	21,637	4,191,087
Hexcel Corp.	1,104	38,187
Howmet Aerospace, Inc.	75,290	984,040
Huntington Ingalls Industries, Inc.	1,651	316,018
Raytheon Technologies Corp.	208,720	13,527,143
Spirit AeroSystems Holdings, Inc. Class A	2,096	46,447
Teledyne Technologies, Inc. (a)	7,033	2,290,437
Textron, Inc.	45,456	1,198,220
TransDigm Group, Inc.	1,895	688,037
		30,516,028
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	6,220	440,998
Expeditors International of Washington, Inc.	9,655	691,346
FedEx Corp.	47,506	6,022,336
XPO Logistics, Inc. (a)	7,617	508,359
		7,663,039
Airlines - 0.3%
Alaska Air Group, Inc.	12,985	422,272
American Airlines Group, Inc. (b)	69,099	829,879
Copa Holdings SA Class A	6,211	274,588
Delta Air Lines, Inc.	89,917	2,329,749
JetBlue Airways Corp. (a)	51,186	498,552
Southwest Airlines Co.	37,184	1,162,000
United Airlines Holdings, Inc. (a)(b)	41,180	1,218,104
		6,735,144
Building Products - 0.6%
A.O. Smith Corp.	22,263	943,506
Allegion PLC	4,492	451,626
Carrier Global Corp. (a)	159,682	2,827,968
Fortune Brands Home & Security, Inc.	18,595	896,279
Johnson Controls International PLC	150,590	4,383,675
Lennox International, Inc.	622	116,115
Masco Corp.	54,623	2,241,728
Owens Corning	21,005	910,777
Resideo Technologies, Inc. (a)	24,611	126,254
Trane Technologies PLC	2,757	241,017
		13,138,945
Commercial Services & Supplies - 0.3%
ADT, Inc. (b)	22,930	131,389
Clean Harbors, Inc. (a)	10,072	538,147
IAA Spinco, Inc. (a)	2,335	90,131
KAR Auction Services, Inc.	2,141	32,072
Republic Services, Inc.	39,341	3,081,974
Stericycle, Inc. (a)	17,469	852,487
Waste Management, Inc.	18,299	1,830,266
		6,556,466
Construction & Engineering - 0.2%
AECOM (a)	29,506	1,069,888
Fluor Corp.	27,627	323,236
Jacobs Engineering Group, Inc.	25,354	2,098,044
Quanta Services, Inc.	21,296	774,323
Valmont Industries, Inc.	4,117	482,677
		4,748,168
Electrical Equipment - 0.7%
Acuity Brands, Inc.	5,806	502,742
AMETEK, Inc.	9,111	764,140
Eaton Corp. PLC	81,351	6,792,809
Emerson Electric Co.	110,208	6,285,162
GrafTech International Ltd.	11,646	94,566
Hubbell, Inc. Class B	4,775	594,153
nVent Electric PLC	29,662	553,196
Regal Beloit Corp.	7,972	566,092
Sensata Technologies, Inc. PLC (a)	17,781	646,873
		16,799,733
Industrial Conglomerates - 1.4%
3M Co.	25,914	3,936,855
Carlisle Companies, Inc.	1,489	180,109
General Electric Co.	1,706,219	11,602,289
Honeywell International, Inc.	72,619	10,304,636
Roper Technologies, Inc.	17,052	5,815,244
		31,839,133
Machinery - 2.4%
AGCO Corp.	12,247	647,131
Caterpillar, Inc.	97,442	11,340,300
Colfax Corp. (a)(b)	18,475	476,470
Crane Co.	10,009	544,990
Cummins, Inc.	28,893	4,724,006
Deere & Co.	49,658	7,203,389
Dover Corp.	16,049	1,502,989
Flowserve Corp.	20,164	568,020
Fortive Corp.	45,077	2,884,928
Gardner Denver Holdings, Inc. (a)	28,274	822,208
Gates Industrial Corp. PLC (a)(b)	9,642	82,825
IDEX Corp.	7,459	1,145,926
ITT, Inc.	17,178	905,624
Lincoln Electric Holdings, Inc.	664	53,459
Nordson Corp.	1,037	166,864
Oshkosh Corp.	13,319	899,432
Otis Worldwide Corp. (a)	79,935	4,069,491
PACCAR, Inc.	66,790	4,623,872
Parker Hannifin Corp.	25,180	3,981,462
Pentair PLC	32,876	1,137,181
Snap-On, Inc.	10,725	1,397,360
Stanley Black & Decker, Inc.	29,804	3,284,401
Timken Co.	12,918	485,458
Trinity Industries, Inc. (b)	19,959	385,009
WABCO Holdings, Inc. (a)	1,624	218,233
Westinghouse Air Brake Co.	25,528	1,440,290
Woodward, Inc.	1,992	120,636
		55,111,954
Marine - 0.0%
Kirby Corp. (a)	11,648	622,236
Professional Services - 0.2%
CoreLogic, Inc.	14,646	562,699
Equifax, Inc.	3,586	498,095
IHS Markit Ltd.	28,521	1,919,463
Manpower, Inc.	11,504	854,057
Nielsen Holdings PLC	61,240	902,065
		4,736,379
Road & Rail - 1.2%
AMERCO	1,729	484,345
CSX Corp.	93,047	6,162,503
J.B. Hunt Transport Services, Inc.	11,662	1,179,261
Kansas City Southern	18,916	2,469,484
Knight-Swift Transportation Holdings, Inc. Class A	24,187	899,273
Landstar System, Inc.	757	78,206
Lyft, Inc. (a)	34,287	1,125,642
Norfolk Southern Corp.	44,003	7,528,913
Old Dominion Freight Lines, Inc.	11,070	1,608,360
Ryder System, Inc.	10,431	369,257
Schneider National, Inc. Class B	10,903	238,885
Uber Technologies, Inc.	166,571	5,042,104
		27,186,233
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (b)	19,011	497,138
Fastenal Co.	10,813	391,647
HD Supply Holdings, Inc. (a)	31,770	942,934
MSC Industrial Direct Co., Inc. Class A	8,549	509,862
United Rentals, Inc. (a)	4,234	544,069
Univar, Inc. (a)	33,669	488,874
Watsco, Inc.	6,372	1,025,828
WESCO International, Inc. (a)	8,220	212,651
		4,613,003
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	14,176	391,116

TOTAL INDUSTRIALS		210,657,577

INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.2%
Ciena Corp. (a)	30,157	1,394,761
CommScope Holding Co., Inc. (a)	38,014	418,534
EchoStar Holding Corp. Class A (a)	9,825	309,979
F5 Networks, Inc. (a)	925	128,816
Juniper Networks, Inc.	65,464	1,414,022
Motorola Solutions, Inc.	8,807	1,266,535
ViaSat, Inc. (a)	11,381	482,554
		5,415,201
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	15,914	1,001,309
Avnet, Inc.	19,296	579,266
Coherent, Inc. (a)	4,719	603,419
Corning, Inc.	102,129	2,247,859
Dolby Laboratories, Inc. Class A	10,717	643,342
FLIR Systems, Inc.	24,321	1,055,531
IPG Photonics Corp. (a)	6,458	835,213
Jabil, Inc.	23,267	661,713
Littelfuse, Inc.	4,593	667,087
National Instruments Corp.	24,149	927,805
SYNNEX Corp.	8,091	708,448
Trimble, Inc. (a)	41,093	1,423,051
		11,354,043
IT Services - 1.3%
Akamai Technologies, Inc. (a)	2,616	255,609
Alliance Data Systems Corp.	6,895	345,233
Amdocs Ltd.	26,285	1,693,805
CACI International, Inc. Class A (a)	4,843	1,211,428
Cognizant Technology Solutions Corp. Class A	99,961	5,799,737
DXC Technology Co.	50,018	906,826
Fidelity National Information Services, Inc.	46,622	6,148,976
IBM Corp.	69,069	8,672,304
Jack Henry & Associates, Inc.	1,750	286,213
Leidos Holdings, Inc.	26,350	2,603,644
Sabre Corp.	43,403	315,540
The Western Union Co.	64,617	1,232,246
VeriSign, Inc. (a)	6,371	1,334,661
		30,806,222
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	62,697	6,871,591
Applied Materials, Inc.	84,295	4,187,776
Cree, Inc. (a)	19,468	839,655
First Solar, Inc. (a)(b)	16,093	708,253
Intel Corp.	844,098	50,628,998
Lam Research Corp.	3,459	883,014
Marvell Technology Group Ltd.	130,546	3,490,800
Maxim Integrated Products, Inc.	33,051	1,817,144
Microchip Technology, Inc.	33,229	2,915,180
Micron Technology, Inc. (a)	217,984	10,439,254
MKS Instruments, Inc.	10,599	1,062,338
ON Semiconductor Corp. (a)	80,463	1,291,029
Qorvo, Inc. (a)	22,895	2,244,397
Skyworks Solutions, Inc.	31,793	3,302,657
		90,682,086
Software - 0.3%
2U, Inc. (a)(b)	7,031	166,986
Autodesk, Inc. (a)	9,911	1,854,645
Bill.Com Holdings, Inc. (a)(b)	390	22,967
Cerence, Inc. (a)(b)	7,362	155,780
Ceridian HCM Holding, Inc. (a)(b)	3,511	207,044
Citrix Systems, Inc.	2,559	371,081
Dynatrace, Inc.	4,613	137,698
LogMeIn, Inc.	9,416	804,691
Medallia, Inc. (b)	2,371	50,929
Nortonlifelock, Inc.	110,952	2,359,949
Nuance Communications, Inc. (a)	56,279	1,136,836
SolarWinds, Inc. (a)(b)	6,620	112,408
SS&C Technologies Holdings, Inc.	4,195	231,396
		7,612,410
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	8,123	346,771
Hewlett Packard Enterprise Co.	257,734	2,592,804
HP, Inc.	271,761	4,215,013
Western Digital Corp.	58,697	2,704,758
Xerox Holdings Corp.	34,557	632,048
		10,491,394

TOTAL INFORMATION TECHNOLOGY		156,361,356

MATERIALS - 4.3%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	37,216	8,395,185
Albemarle Corp. U.S. (b)	20,744	1,274,304
Ashland Global Holdings, Inc.	10,874	670,817
Axalta Coating Systems Ltd. (a)	27,962	551,970
Cabot Corp.	11,017	373,366
Celanese Corp. Class A	23,506	1,952,643
CF Industries Holdings, Inc.	38,735	1,065,213
Corteva, Inc.	147,681	3,867,765
Dow, Inc.	147,590	5,415,077
DuPont de Nemours, Inc.	146,201	6,874,371
Eastman Chemical Co.	26,929	1,629,474
Element Solutions, Inc. (a)	26,805	274,751
FMC Corp.	25,511	2,344,461
Huntsman Corp.	42,091	707,550
International Flavors & Fragrances, Inc. (b)	21,057	2,759,099
Linde PLC	105,896	19,483,805
LyondellBasell Industries NV Class A	52,479	3,041,158
NewMarket Corp.	99	40,733
Olin Corp.	31,421	419,470
PPG Industries, Inc.	31,326	2,845,341
RPM International, Inc.	20,963	1,392,153
The Chemours Co. LLC	32,688	383,430
The Mosaic Co.	67,545	777,443
Valvoline, Inc.	37,026	636,477
Westlake Chemical Corp.	6,882	299,023
		67,475,079
Construction Materials - 0.1%
Eagle Materials, Inc.	1,468	89,563
Martin Marietta Materials, Inc.	8,533	1,623,233
Vulcan Materials Co.	2,102	237,463
		1,950,259
Containers & Packaging - 0.5%
Aptargroup, Inc.	7,518	805,027
Ardagh Group SA	3,898	48,491
Avery Dennison Corp.	1,113	122,864
Berry Global Group, Inc. (a)	15,941	634,292
Crown Holdings, Inc. (a)	10,844	698,462
Graphic Packaging Holding Co.	56,948	760,256
International Paper Co.	77,422	2,651,704
O-I Glass, Inc.	30,143	248,378
Packaging Corp. of America	18,453	1,783,482
Sealed Air Corp.	28,216	806,695
Silgan Holdings, Inc.	15,164	523,158
Sonoco Products Co.	19,446	949,743
WestRock Co.	50,130	1,613,685
		11,646,237
Metals & Mining - 0.8%
Alcoa Corp. (a)	35,764	291,477
Arconic Rolled Products Corp. (a)	18,757	163,561
Freeport-McMoRan, Inc.	285,908	2,524,568
Newmont Corp.	161,005	9,576,577
Nucor Corp.	60,176	2,478,649
Reliance Steel & Aluminum Co.	12,823	1,148,684
Royal Gold, Inc.	8,784	1,076,304
Southern Copper Corp.	4,632	150,262
Steel Dynamics, Inc.	40,449	981,697
United States Steel Corp. (b)	33,329	255,967
		18,647,746
Paper & Forest Products - 0.0%
Domtar Corp.	11,094	259,156

TOTAL MATERIALS		99,978,477

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	23,855	3,747,382
American Campus Communities, Inc.	26,829	946,795
American Homes 4 Rent Class A	28,858	696,632
Apartment Investment & Management Co. Class A	29,101	1,096,235
Apple Hospitality (REIT), Inc.	41,142	398,255
AvalonBay Communities, Inc.	27,411	4,466,622
Boston Properties, Inc.	30,493	2,963,310
Brandywine Realty Trust (SBI)	34,764	387,966
Brixmor Property Group, Inc.	58,089	665,119
Camden Property Trust (SBI)	18,416	1,621,897
Colony Capital, Inc.	91,853	212,180
Columbia Property Trust, Inc.	22,030	314,809
CoreSite Realty Corp.	1,633	197,903
Corporate Office Properties Trust (SBI)	21,966	580,342
Cousins Properties, Inc.	28,506	860,026
CubeSmart	37,780	952,056
CyrusOne, Inc.	22,063	1,547,719
Digital Realty Trust, Inc.	51,410	7,685,281
Douglas Emmett, Inc.	32,579	993,334
Duke Realty Corp.	72,223	2,506,138
Empire State Realty Trust, Inc.	29,017	242,582
EPR Properties	15,189	446,860
Equity Commonwealth	23,617	801,797
Equity Residential (SBI)	72,023	4,685,816
Essex Property Trust, Inc.	12,868	3,141,079
Extra Space Storage, Inc.	4,673	412,346
Federal Realty Investment Trust (SBI)	14,674	1,221,904
Gaming & Leisure Properties	39,787	1,123,585
HCP, Inc.	99,806	2,608,929
Healthcare Trust of America, Inc.	42,244	1,040,470
Highwoods Properties, Inc. (SBI)	19,941	773,910
Hospitality Properties Trust (SBI)	31,862	220,804
Host Hotels & Resorts, Inc.	140,289	1,726,958
Hudson Pacific Properties, Inc.	29,830	733,221
Invitation Homes, Inc.	105,359	2,491,740
Iron Mountain, Inc.	49,893	1,206,413
JBG SMITH Properties	23,938	812,695
Kilroy Realty Corp.	20,489	1,275,645
Kimco Realty Corp.	81,319	887,190
Life Storage, Inc.	9,085	795,755
Medical Properties Trust, Inc.	101,156	1,733,814
Mid-America Apartment Communities, Inc.	22,378	2,504,546
National Retail Properties, Inc.	33,613	1,097,128
Omega Healthcare Investors, Inc.	44,503	1,297,262
Outfront Media, Inc.	23,751	372,653
Paramount Group, Inc.	38,951	375,877
Park Hotels & Resorts, Inc.	47,266	449,500
Prologis, Inc.	144,422	12,886,775
Public Storage	7,054	1,308,164
Rayonier, Inc.	25,351	609,185
Realty Income Corp.	64,136	3,522,349
Regency Centers Corp.	32,790	1,439,809
Retail Properties America, Inc.	40,260	249,612
Simon Property Group, Inc.	6,940	463,384
SITE Centers Corp.	29,597	179,358
SL Green Realty Corp.	15,444	819,304
Spirit Realty Capital, Inc.	19,699	605,941
Store Capital Corp.	42,137	845,690
Sun Communities, Inc.	13,559	1,822,330
Taubman Centers, Inc.	11,418	492,116
The Macerich Co. (b)	28,869	215,651
UDR, Inc.	54,151	2,029,038
Ventas, Inc.	73,463	2,376,528
VEREIT, Inc.	210,540	1,153,759
VICI Properties, Inc.	91,030	1,585,743
Vornado Realty Trust	34,090	1,493,824
Weingarten Realty Investors (SBI)	23,950	435,651
Welltower, Inc.	80,830	4,140,921
Weyerhaeuser Co.	146,439	3,202,621
WP Carey, Inc.	33,660	2,214,155
		111,412,388
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	41,630	1,787,176
Howard Hughes Corp. (a)	5,382	291,489
Jones Lang LaSalle, Inc.	8,931	942,935
		3,021,600

TOTAL REAL ESTATE		114,433,988

UTILITIES - 7.2%
Electric Utilities - 4.4%
Alliant Energy Corp.	47,419	2,302,192
American Electric Power Co., Inc.	97,369	8,092,338
Avangrid, Inc. (b)	10,976	471,968
Duke Energy Corp.	143,576	12,155,144
Edison International	68,938	4,047,350
Entergy Corp.	39,129	3,737,211
Evergy, Inc.	44,910	2,624,091
Eversource Energy	63,785	5,147,450
Exelon Corp.	191,168	7,088,509
FirstEnergy Corp.	106,425	4,392,160
Hawaiian Electric Industries, Inc.	21,199	836,725
IDACORP, Inc.	9,865	905,410
NextEra Energy, Inc.	96,273	22,250,616
NRG Energy, Inc.	49,789	1,669,425
OGE Energy Corp.	39,415	1,242,361
PG&E Corp. (a)	104,570	1,112,625
Pinnacle West Capital Corp.	22,147	1,705,098
PPL Corp.	151,420	3,849,096
Southern Co.	205,060	11,633,054
Xcel Energy, Inc.	103,311	6,566,447
		101,829,270
Gas Utilities - 0.2%
Atmos Energy Corp.	23,857	2,432,698
National Fuel Gas Co.	15,968	654,688
UGI Corp.	41,116	1,240,881
		4,328,267
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	130,915	1,734,624
Vistra Energy Corp.	83,582	1,633,192
		3,367,816
Multi-Utilities - 2.2%
Ameren Corp.	48,218	3,507,860
CenterPoint Energy, Inc.	99,131	1,688,201
CMS Energy Corp.	55,689	3,179,285
Consolidated Edison, Inc.	65,564	5,166,443
Dominion Energy, Inc.	162,001	12,495,137
DTE Energy Co.	36,480	3,784,435
MDU Resources Group, Inc.	38,990	875,715
NiSource, Inc.	73,624	1,848,699
Public Service Enterprise Group, Inc.	99,408	5,040,980
Sempra Energy	55,558	6,880,858
WEC Energy Group, Inc.	62,099	5,623,064
		50,090,677
Water Utilities - 0.3%
American Water Works Co., Inc.	35,538	4,324,619
Aqua America, Inc.	42,575	1,779,209
		6,103,828

TOTAL UTILITIES		165,719,858

TOTAL COMMON STOCKS
(Cost $2,454,078,590)		2,285,304,747

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.16% (c)	5,648,353	5,650,048
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	23,742,172	23,744,546
TOTAL MONEY MARKET FUNDS
(Cost $29,394,594)		29,394,594
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,483,473,184)		2,314,699,341
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(16,195,467)
NET ASSETS - 100%		$2,298,503,874

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	69	June 2020	$10,013,280	$1,774,669	$1,774,669

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,146
Fidelity Securities Lending Cash Central Fund	239,936
Total	$411,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$192,879,026	$192,879,026	$--	$--
Consumer Discretionary	126,281,747	126,281,747	--	--
Consumer Staples	232,207,019	232,207,019	--	--
Energy	146,782,777	146,782,777	--	--
Financials	478,574,322	478,574,322	--	--
Health Care	361,428,600	361,428,600	--	--
Industrials	210,657,577	210,657,577	--	--
Information Technology	156,361,356	156,361,356	--	--
Materials	99,978,477	99,978,477	--	--
Real Estate	114,433,988	114,433,988	--	--
Utilities	165,719,858	165,719,858	--	--
Money Market Funds	29,394,594	29,394,594	--	--
Total Investments in Securities:	$2,314,699,341	$2,314,699,341	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,774,669	$1,774,669	$--	$--
Total Assets	$1,774,669	$1,774,669	$--	$--
Total Derivative Instruments:	$1,774,669	$1,774,669	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,774,669	$0
Total Equity Risk	1,774,669	0
Total Value of Derivatives	$1,774,669	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $22,341,535) — See accompanying schedule: Unaffiliated issuers (cost $2,454,078,590)	$2,285,304,747
Fidelity Central Funds (cost $29,394,594)	29,394,594
Total Investment in Securities (cost $2,483,473,184)		$2,314,699,341
Segregated cash with brokers for derivative instruments		768,000
Cash		23
Receivable for fund shares sold		6,019,880
Dividends receivable		3,159,182
Distributions receivable from Fidelity Central Funds		8,538
Other receivables		36
Total assets		2,324,655,000
Liabilities
Payable for fund shares redeemed	$2,219,756
Accrued management fee	64,729
Payable for daily variation margin on futures contracts	123,277
Collateral on securities loaned	23,743,364
Total liabilities		26,151,126
Net Assets		$2,298,503,874
Net Assets consist of:
Paid in capital		$2,575,251,227
Total accumulated earnings (loss)		(276,747,353)
Net Assets		$2,298,503,874
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($2,298,503,874 ÷ 213,408,127 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$65,374,162
Interest		8,266
Income from Fidelity Central Funds (including $239,936 from security lending)		411,082
Total income		65,793,510
Expenses
Management fee	$858,202
Independent trustees' fees and expenses	9,010
Interest	6,415
Commitment fees	5,992
Total expenses before reductions	879,619
Expense reductions	(1,866)
Total expenses after reductions		877,753
Net investment income (loss)		64,915,757
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,433,312)
Fidelity Central Funds	(1,469)
Futures contracts	1,094,849
Total net realized gain (loss)		(72,339,932)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(321,820,079)
Fidelity Central Funds	(7)
Futures contracts	1,472,054
Total change in net unrealized appreciation (depreciation)		(320,348,032)
Net gain (loss)		(392,687,964)
Net increase (decrease) in net assets resulting from operations		$(327,772,207)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,915,757	$35,515,081
Net realized gain (loss)	(72,339,932)	(3,355,151)
Change in net unrealized appreciation (depreciation)	(320,348,032)	109,427,127
Net increase (decrease) in net assets resulting from operations	(327,772,207)	141,587,057
Distributions to shareholders	(101,236,448)	(35,228,880)
Share transactions - net increase (decrease)	629,521,157	972,664,715
Total increase (decrease) in net assets	200,512,502	1,079,022,892
Net Assets
Beginning of period	2,097,991,372	1,018,968,480
End of period	$2,298,503,874	$2,097,991,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund

Years ended April 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$11.86	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.33	.30	.28	.23
Net realized and unrealized gain (loss)	(1.64)	.73	.57	1.12
Total from investment operations	(1.31)	1.03	.85	1.35
Distributions from net investment income	(.28)	(.25)	(.21)	(.06)
Distributions from net realized gain	(.22)	(.06)	(.07)	–
Total distributions	(.50)	(.31)	(.28)	(.06)
Net asset value, end of period	$10.77	$12.58	$11.86	$11.29
Total ReturnC,D	(11.04)%	9.15%	7.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.04%	.05%G
Net investment income (loss)	2.65%	2.55%	2.35%	2.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,298,504	$2,097,991	$355,541	$2,429
Portfolio turnover rateH	27%	15%	12%	23%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Value Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships, certain deemed distributions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$184,294,769
Gross unrealized depreciation	(452,186,242)
Net unrealized appreciation (depreciation)	$(267,891,473)
Tax Cost	$2,582,590,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,744,883
Net unrealized appreciation (depreciation) on securities and other investments	$(267,891,473)

The Fund intends to elect to defer to its next fiscal year $28,600,764 of capital losses recognized during the period November 1, 2019 to April 30, 2020.

The tax character of distributions paid was as follows:

	April 30, 2020	April 30, 2019
Ordinary Income	$67,075,811	$ 32,623,104
Long-term Capital Gains	34,160,637	2,605,776
Total	$101,236,448	$ 35,228,880

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,262,293,011	652,759,396

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to the Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Effective August 1, 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee, and the expense contract was eliminated. There was no change to the total expenses paid by the shareholders.

For the period May 1, 2019 through July 31, 2019, under the expense contract, the investment adviser paid expenses as necessary so that the total expenses did not exceed .035% of average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Index Fund	Borrower	$80,388,875.36%		$6,415

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Value Index Fund	$5,992

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $21,213.Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $8,280 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,866.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2020	Year ended April 30, 2019
Distributions to shareholders
Investor Class	$–	$38,931
Premium Class	–	2,888,445
Institutional Class	–	1,154,749
Fidelity Large Cap Value Index Fund	101,236,448	31,146,755
Total	$101,236,448	$35,228,880

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2020	Year ended April 30, 2019	Year ended April 30, 2020	Year ended April 30, 2019
Investor Class
Shares sold	–	818,773	$–	$9,993,220
Reinvestment of distributions	–	2,961	–	36,000
Shares redeemed	–	(1,573,896)	–	(19,222,885)
Net increase (decrease)	–	(752,162)	$–	$(9,193,665)
Premium Class
Shares sold	–	10,306,365	$–	$126,611,008
Reinvestment of distributions	–	216,278	–	2,629,934
Shares redeemed	–	(49,684,097)	–	(607,710,921)
Net increase (decrease)	–	(39,161,454)	$–	$(478,469,979)
Institutional Class
Shares sold	–	4,580,059	$–	$55,610,859
Reinvestment of distributions	–	55,632	–	676,482
Shares redeemed	–	(20,653,358)	–	(253,013,973)
Net increase (decrease)	–	(16,017,667)	$–	$(196,726,632)
Fidelity Large Cap Value Index Fund
Shares sold	120,546,045	152,026,875	$1,410,367,740	$1,837,410,197
Reinvestment of distributions	6,956,439	2,594,518	90,516,301	27,756,097
Shares redeemed	(80,928,864)	(17,759,853)	(871,362,884)	(208,111,303)
Net increase (decrease)	46,573,620	136,861,540	$629,521,157	$1,657,054,991

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Value Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity Large Cap Value Index Fund	.04%
Actual		$1,000.00	$863.80	$.19
Hypothetical-C		$1,000.00	$1,024.66	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2020, $ 31,648,428, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 94% and 76% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 97%, and 80% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 4%, and 7% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC2-I-ANN-0620
1.9879609.103

Fidelity® Large Cap Growth Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Effective July 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Life of fundA
Fidelity® Large Cap Growth Index Fund	10.84%	16.26%

 A From June 7, 2016

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$17,990	Fidelity® Large Cap Growth Index Fund
$18,030	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 10.84%, matching the return of the benchmark Russell 1000® Growth Index. At the individual-stock level, Apple (+48%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+39%) benefited from strong earnings growth, a decision to buy back stock and increase its quarterly dividend, and ongoing strength in the company's cloud computing business. Shares of online retail giant Amazon.com (+28%) gained in response to impressive financial results for its holiday quarter, and they also rose sharply in March and April as consumers around the world shopped online for essential goods to limit exposure to the coronavirus. Other notable contributors were electric-vehicle manufacturer Tesla (+227%), which generated strong financial results amid growing demand for its automobiles, and managed-care insurance provider UnitedHealth Group (+27%), whose shares gained as the political prospects for universal health care appeared to dim. On the negative side, shares of aircraft manufacturer Boeing (-62%) were hampered by continued fallout from the company's beleaguered 737 MAX jet. A coronavirus-fueled decline in air travel – and, likely with it, demand for new planes – also weighed on Boeing shares. Shares of real estate investment trust Simon Property Group (-59%) plunged in the first half of March, as the mall owner temporarily closed all its 200 shopping centers, while the retail environment further weakened amid the spread of the coronavirus. Shares of Altria Group (-22%) were hampered by the firm's 35% ownership of Juul Labs, a maker of e-cigarettes and the subject of widespread scrutiny after a vaping illness crisis gripped the US last summer. Also detracting was network-equipment company Cisco Systems (-20%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	8.0
Apple, Inc.	7.1
Amazon.com, Inc.	6.0
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.4
Alphabet, Inc. Class A	2.3
Visa, Inc. Class A	2.1
UnitedHealth Group, Inc.	1.9
MasterCard, Inc. Class A	1.6
Merck & Co., Inc.	1.3
35.6

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	35.7
Health Care	14.2
Consumer Discretionary	13.7
Communication Services	10.2
Industrials	7.5
Consumer Staples	3.9
Financials	2.8
Real Estate	2.3
Materials	1.2
Energy	0.2

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.6%

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Entertainment - 1.5%
Electronic Arts, Inc. (a)	59,894	$6,843,488
Live Nation Entertainment, Inc. (a)(b)	33,620	1,508,529
Madison Square Garden Entertainment Corp. (a)	417	34,486
Netflix, Inc. (a)	97,806	41,063,849
Roku, Inc. Class A (a)(b)	22,809	2,765,135
Spotify Technology SA (a)	35,157	5,328,746
Take-Two Interactive Software, Inc. (a)	11,510	1,393,286
The Madison Square Garden Co. (a)	417	71,440
World Wrestling Entertainment, Inc. Class A (b)	10,286	457,418
Zynga, Inc. (a)	52,924	399,047
		59,865,424
Interactive Media & Services - 7.9%
Alphabet, Inc.:
Class A (a)	70,292	94,662,236
Class C (a)	71,320	96,186,431
Facebook, Inc. Class A (a)	576,793	118,075,295
IAC/InterActiveCorp (a)	11,749	2,625,667
Match Group, Inc. (a)(b)	12,587	968,696
TripAdvisor, Inc.	22,192	443,174
Twitter, Inc. (a)	200,832	5,759,862
		318,721,361
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	78,794	2,046,280
AMC Networks, Inc. Class A (a)	9,913	236,425
Cable One, Inc.	1,168	2,234,220
Charter Communications, Inc. Class A (a)	16,693	8,266,874
Comcast Corp. Class A	416,082	15,657,166
Fox Corp.:
Class A	2,781	71,944
Class B	1,281	32,742
Interpublic Group of Companies, Inc.	8,279	140,577
Nexstar Broadcasting Group, Inc. Class A	8,088	566,484
Omnicom Group, Inc.	26,798	1,528,290
Sinclair Broadcast Group, Inc. Class A	13,420	236,863
Sirius XM Holdings, Inc.	288,194	1,703,227
The New York Times Co. Class A (b)	7,087	230,469
ViacomCBS, Inc.:
Class A	566	11,111
Class B	69,874	1,206,025
		34,168,697
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	15,384	1,350,715

TOTAL COMMUNICATION SERVICES		414,106,197

CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.0%
Aptiv PLC	4,117	286,337
Automobiles - 0.6%
Tesla, Inc. (a)(b)	32,932	25,748,872
Distributors - 0.1%
LKQ Corp. (a)	10,922	285,610
Pool Corp.	9,661	2,044,847
		2,330,457
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	15,618	1,818,716
Grand Canyon Education, Inc. (a)	1,053	90,579
H&R Block, Inc.	7,090	118,049
Service Corp. International	14,857	545,846
ServiceMaster Global Holdings, Inc. (a)	5,094	173,451
		2,746,641
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	7,301	6,414,294
Choice Hotels International, Inc.	3,499	262,600
Darden Restaurants, Inc.	34,232	2,525,979
Domino's Pizza, Inc.	11,300	4,089,809
Dunkin' Brands Group, Inc.	23,373	1,468,759
Hilton Grand Vacations, Inc. (a)	2,961	60,997
Hilton Worldwide Holdings, Inc.	76,148	5,765,165
Las Vegas Sands Corp.	38,149	1,831,915
Marriott International, Inc. Class A	66,531	6,050,329
McDonald's Corp.	32,407	6,078,257
MGM Mirage, Inc.	9,595	161,484
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,027	164,443
Planet Fitness, Inc. (a)(b)	20,193	1,218,244
Six Flags Entertainment Corp.	2,048	40,980
Starbucks Corp.	278,922	21,401,685
Vail Resorts, Inc.	9,202	1,573,542
Wendy's Co.	43,324	860,415
Wyndham Hotels & Resorts, Inc.	6,588	248,433
Wynn Resorts Ltd.	21,710	1,856,856
Yum China Holdings, Inc.	77,434	3,752,452
Yum! Brands, Inc.	72,523	6,268,163
		72,094,801
Household Durables - 0.1%
Lennar Corp.:
Class A	29,376	1,470,856
Class B	1,247	47,573
NVR, Inc. (a)	818	2,535,800
Tempur Sealy International, Inc. (a)	12,636	679,185
		4,733,414
Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (a)	98,182	242,902,268
eBay, Inc.	175,917	7,006,774
Etsy, Inc. (a)	30,900	2,004,483
Expedia, Inc.	28,084	1,993,402
GrubHub, Inc. (a)(b)	21,942	1,048,608
The Booking Holdings, Inc. (a)	9,668	14,314,151
Wayfair LLC Class A (a)(b)	17,469	2,166,855
		271,436,541
Leisure Products - 0.1%
Hasbro, Inc.	35,558	2,567,643
Mattel, Inc. (a)(b)	57,642	502,638
Polaris, Inc.	12,036	853,713
		3,923,994
Multiline Retail - 0.4%
Dollar General Corp.	63,835	11,190,276
Dollar Tree, Inc. (a)	27,747	2,210,603
Nordstrom, Inc.	25,261	474,402
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	12,290	834,614
Target Corp.	6,212	681,705
		15,391,600
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	3,698	447,125
AutoZone, Inc. (a)	6,331	6,459,646
Best Buy Co., Inc.	10,799	828,607
Burlington Stores, Inc. (a)	17,064	3,117,422
CarMax, Inc. (a)(b)	22,557	1,661,323
Carvana Co. Class A (a)(b)	11,790	944,497
Five Below, Inc. (a)(b)	14,675	1,323,098
Floor & Decor Holdings, Inc. Class A (a)(b)	15,996	678,230
L Brands, Inc.	8,349	99,270
Lowe's Companies, Inc.	210,745	22,075,539
O'Reilly Automotive, Inc. (a)	17,655	6,820,833
Ross Stores, Inc.	84,028	7,676,798
The Home Depot, Inc.	168,886	37,126,209
TJX Companies, Inc.	328,598	16,117,732
Tractor Supply Co.	32,466	3,293,026
Ulta Beauty, Inc. (a)	13,060	2,846,035
Williams-Sonoma, Inc. (b)	3,409	210,813
		111,726,203
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	13,767	209,947
Carter's, Inc.	4,639	362,770
Columbia Sportswear Co.	4,496	327,713
Hanesbrands, Inc.	66,710	663,097
lululemon athletica, Inc. (a)	28,024	6,262,804
NIKE, Inc. Class B	318,528	27,769,271
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,195	315,475
Under Armour, Inc.:
Class A (sub. vtg.) (a)	27,825	289,937
Class C (non-vtg.) (a)	41,457	384,306
VF Corp.	84,187	4,891,265
		41,476,585

TOTAL CONSUMER DISCRETIONARY		551,895,445

CONSUMER STAPLES - 3.9%
Beverages - 1.9%
Brown-Forman Corp.:
Class A	9,282	526,475
Class B (non-vtg.)	40,964	2,547,961
Monster Beverage Corp. (a)	87,476	5,406,892
PepsiCo, Inc.	264,187	34,949,298
The Coca-Cola Co.	704,544	32,331,524
		75,762,150
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	2,150	325,532
Costco Wholesale Corp.	100,313	30,394,839
Grocery Outlet Holding Corp.	909	30,242
Sprouts Farmers Market LLC (a)	13,413	278,722
Sysco Corp.	120,434	6,776,821
		37,806,156
Food Products - 0.3%
Campbell Soup Co.	22,205	1,109,806
Kellogg Co.	22,046	1,444,013
Lamb Weston Holdings, Inc.	8,846	542,791
McCormick & Co., Inc. (non-vtg.)	19,243	3,018,072
Pilgrim's Pride Corp. (a)	4,700	103,400
Post Holdings, Inc. (a)	6,802	624,764
The Hershey Co.	29,862	3,954,625
TreeHouse Foods, Inc. (a)(b)	2,190	113,289
		10,910,760
Household Products - 0.3%
Church & Dwight Co., Inc.	59,937	4,194,991
Clorox Co.	26,596	4,958,558
Procter & Gamble Co.	32,143	3,788,695
Reynolds Consumer Products, Inc.	4,617	149,729
		13,091,973
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	59,036	10,413,950
Herbalife Nutrition Ltd. (a)(b)	3,499	130,688
		10,544,638
Tobacco - 0.2%
Altria Group, Inc.	233,368	9,159,694

TOTAL CONSUMER STAPLES		157,275,371

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	68,407	1,478,959
Cheniere Energy, Inc. (a)	35,377	1,651,752
Diamondback Energy, Inc.	7,789	339,133
Equitrans Midstream Corp.	4,262	35,716
ONEOK, Inc.	34,943	1,045,844
Parsley Energy, Inc. Class A	40,257	380,429
Pioneer Natural Resources Co.	20,795	1,857,201
		6,789,034
FINANCIALS - 2.8%
Banks - 0.0%
CIT Group, Inc.	1,899	36,043
Comerica, Inc.	2,052	71,533
First Republic Bank	8,577	894,495
Prosperity Bancshares, Inc.	2,314	138,678
Signature Bank	8,444	905,028
SVB Financial Group (a)	875	169,024
Synovus Financial Corp.	2,409	50,613
Western Alliance Bancorp.	2,320	83,242
		2,348,656
Capital Markets - 1.7%
Ameriprise Financial, Inc.	4,113	472,748
Cboe Global Markets, Inc.	7,120	707,586
Charles Schwab Corp.	185,388	6,992,835
E*TRADE Financial Corp.	9,994	405,856
Evercore, Inc. Class A	3,314	171,002
FactSet Research Systems, Inc.	10,611	2,918,025
Interactive Brokers Group, Inc.	4,803	196,923
Intercontinental Exchange, Inc.	58,392	5,223,164
Lazard Ltd. Class A	8,731	240,103
LPL Financial	21,253	1,279,856
MarketAxess Holdings, Inc.	9,951	4,527,805
Moody's Corp.	45,147	11,011,353
Morningstar, Inc.	4,817	751,259
MSCI, Inc.	22,638	7,402,626
Raymond James Financial, Inc.	7,599	500,926
S&P Global, Inc.	67,602	19,799,274
SEI Investments Co.	16,686	850,319
T. Rowe Price Group, Inc.	17,191	1,987,795
TD Ameritrade Holding Corp.	61,954	2,432,934
Virtu Financial, Inc. Class A	5,395	126,081
		67,998,470
Consumer Finance - 0.3%
American Express Co.	102,621	9,364,166
Credit Acceptance Corp. (a)(b)	2,801	872,708
Discover Financial Services	25,690	1,103,899
LendingTree, Inc. (a)(b)	2,246	560,085
Synchrony Financial	40,895	809,312
		12,710,170
Diversified Financial Services - 0.0%
Voya Financial, Inc.	2,190	98,922
Insurance - 0.8%
Alleghany Corp.	328	175,057
Aon PLC	62,352	10,766,320
Arch Capital Group Ltd. (a)	12,174	292,541
Arthur J. Gallagher & Co.	10,433	818,991
Athene Holding Ltd. (a)	13,267	358,209
Axis Capital Holdings Ltd.	1,950	71,370
Brown & Brown, Inc.	6,889	247,384
Erie Indemnity Co. Class A (b)	3,926	699,064
Everest Re Group Ltd.	2,852	493,767
Kemper Corp.	2,814	189,157
Markel Corp. (a)	271	234,643
Marsh & McLennan Companies, Inc.	119,861	11,666,071
Primerica, Inc.	6,937	720,824
Progressive Corp.	50,342	3,891,437
RenaissanceRe Holdings Ltd.	3,889	567,833
The Travelers Companies, Inc.	8,468	857,046
		32,049,714

TOTAL FINANCIALS		115,205,932

HEALTH CARE - 14.2%
Biotechnology - 2.8%
AbbVie, Inc.	400,414	32,914,031
Agios Pharmaceuticals, Inc. (a)	1,584	65,166
Alexion Pharmaceuticals, Inc. (a)	37,214	3,999,389
Alnylam Pharmaceuticals, Inc. (a)	23,001	3,029,232
Amgen, Inc.	125,249	29,962,066
Biogen, Inc. (a)	10,318	3,062,692
BioMarin Pharmaceutical, Inc. (a)	43,039	3,960,449
Exact Sciences Corp. (a)(b)	37,185	2,936,871
Exelixis, Inc. (a)	28,528	704,499
Gilead Sciences, Inc.	8,480	712,320
Incyte Corp. (a)	41,558	4,058,554
Ionis Pharmaceuticals, Inc. (a)	32,924	1,828,270
Moderna, Inc. (a)(b)	53,940	2,480,701
Neurocrine Biosciences, Inc. (a)	23,898	2,345,350
Regeneron Pharmaceuticals, Inc. (a)	1,101	578,994
Sage Therapeutics, Inc. (a)	11,938	465,343
Sarepta Therapeutics, Inc. (a)	18,264	2,152,960
Seattle Genetics, Inc. (a)	26,538	3,641,810
Vertex Pharmaceuticals, Inc. (a)	60,829	15,280,245
		114,178,942
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	201,016	18,511,563
Abiomed, Inc. (a)	11,826	2,261,723
Align Technology, Inc. (a)	18,513	3,977,518
Baxter International, Inc.	59,770	5,306,381
Becton, Dickinson & Co.	5,781	1,459,876
Boston Scientific Corp. (a)	374,095	14,021,081
Cantel Medical Corp.	4,853	179,561
Danaher Corp.	8,564	1,399,871
DexCom, Inc. (a)	24,602	8,246,590
Edwards Lifesciences Corp. (a)	55,655	12,104,963
Envista Holdings Corp. (a)	21,723	422,947
Hill-Rom Holdings, Inc.	8,797	989,575
Hologic, Inc. (a)	59,253	2,968,575
ICU Medical, Inc. (a)	1,394	305,718
IDEXX Laboratories, Inc. (a)	20,142	5,591,419
Insulet Corp. (a)	15,985	3,192,524
Intuitive Surgical, Inc. (a)	27,066	13,827,478
Masimo Corp. (a)	12,167	2,602,643
Penumbra, Inc. (a)(b)	8,042	1,426,007
ResMed, Inc.	38,097	5,917,226
STERIS PLC	1,487	211,898
Stryker Corp.	92,539	17,252,046
Teleflex, Inc.	12,470	4,182,438
The Cooper Companies, Inc.	1,514	434,064
Varian Medical Systems, Inc. (a)	24,280	2,777,146
West Pharmaceutical Services, Inc.	14,742	2,790,071
		132,360,902
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	38,612	3,461,952
Anthem, Inc.	19,831	5,567,157
Centene Corp. (a)	133,009	8,855,739
Chemed Corp.	3,998	1,665,447
Cigna Corp.	31,232	6,114,601
Encompass Health Corp.	13,024	862,840
Guardant Health, Inc. (a)	9,128	702,491
HCA Holdings, Inc.	44,778	4,920,207
Henry Schein, Inc. (a)	4,198	229,043
Humana, Inc.	15,427	5,890,337
Laboratory Corp. of America Holdings (a)	1,337	219,870
McKesson Corp.	4,516	637,885
Molina Healthcare, Inc. (a)	12,688	2,080,451
UnitedHealth Group, Inc.	256,974	75,157,186
		116,365,206
Health Care Technology - 0.3%
Cerner Corp.	74,140	5,144,575
Change Healthcare, Inc.	27,725	322,719
Veeva Systems, Inc. Class A (a)	35,177	6,711,772
		12,179,066
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp.	12,272	392,827
Agilent Technologies, Inc.	6,975	534,704
Avantor, Inc.	57,688	969,735
Bio-Techne Corp.	9,761	2,196,225
Bruker Corp.	24,741	972,816
Charles River Laboratories International, Inc. (a)	13,140	1,900,964
Illumina, Inc. (a)	34,579	11,031,738
IQVIA Holdings, Inc. (a)	20,235	2,885,309
Mettler-Toledo International, Inc. (a)	6,354	4,574,499
PerkinElmer, Inc.	5,691	515,206
PPD, Inc.	10,167	242,991
PRA Health Sciences, Inc. (a)	15,575	1,502,988
Thermo Fisher Scientific, Inc.	73,697	24,664,912
Waters Corp. (a)	17,051	3,188,537
		55,573,451
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	372,228	22,635,185
Eli Lilly & Co.	230,444	35,635,860
Horizon Pharma PLC (a)	4,855	174,974
Jazz Pharmaceuticals PLC (a)	14,028	1,546,587
Johnson & Johnson	108,253	16,242,280
Merck & Co., Inc.	654,345	51,915,732
Nektar Therapeutics (a)(b)	5,611	107,731
Zoetis, Inc. Class A	129,389	16,731,292
		144,989,641

TOTAL HEALTH CARE		575,647,208

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	19,431	1,031,009
General Dynamics Corp.	4,852	633,768
Harris Corp.	30,143	5,838,699
HEICO Corp. (b)	13,110	1,148,436
HEICO Corp. Class A	19,159	1,385,770
Hexcel Corp.	24,314	841,021
Huntington Ingalls Industries, Inc.	8,429	1,613,395
Lockheed Martin Corp.	67,500	26,261,550
Northrop Grumman Corp.	42,322	13,994,616
Raytheon Technologies Corp.	113,563	7,360,018
Spirit AeroSystems Holdings, Inc. Class A	21,649	479,742
The Boeing Co.	144,189	20,333,533
TransDigm Group, Inc.	12,075	4,384,191
		85,305,748
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	28,532	2,022,919
Expeditors International of Washington, Inc.	31,992	2,290,787
United Parcel Service, Inc. Class B	190,061	17,991,174
XPO Logistics, Inc. (a)(b)	14,638	976,940
		23,281,820
Airlines - 0.1%
Alaska Air Group, Inc.	12,919	420,126
American Airlines Group, Inc. (b)	8,983	107,886
Delta Air Lines, Inc.	27,087	701,824
JetBlue Airways Corp. (a)	6,187	60,261
Southwest Airlines Co.	69,809	2,181,531
United Airlines Holdings, Inc. (a)(b)	7,345	217,265
		3,688,893
Building Products - 0.3%
A.O. Smith Corp.	5,292	224,275
Allegion PLC	19,475	1,958,017
Armstrong World Industries, Inc.	11,436	881,487
Fortune Brands Home & Security, Inc.	10,992	529,814
Lennox International, Inc. (b)	8,417	1,571,286
Trane Technologies PLC	61,372	5,365,140
		10,530,019
Commercial Services & Supplies - 0.5%
Cintas Corp.	19,937	4,422,625
Copart, Inc. (a)	47,722	3,823,009
IAA Spinco, Inc. (a)	30,179	1,164,909
KAR Auction Services, Inc.	27,330	409,403
Republic Services, Inc.	3,088	241,914
Rollins, Inc.	33,089	1,323,560
Waste Management, Inc.	87,555	8,757,251
		20,142,671
Construction & Engineering - 0.0%
Quanta Services, Inc.	7,410	269,428
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,469	213,791
AMETEK, Inc.	46,816	3,926,458
Emerson Electric Co.	12,469	711,107
Hubbell, Inc. Class B	10,497	1,306,142
Rockwell Automation, Inc.	31,197	5,911,208
Sensata Technologies, Inc. PLC (a)	15,356	558,651
		12,627,357
Industrial Conglomerates - 0.8%
3M Co.	116,536	17,704,149
Carlisle Companies, Inc.	13,535	1,637,194
Honeywell International, Inc.	96,270	13,660,713
Roper Technologies, Inc.	3,716	1,267,267
		34,269,323
Machinery - 1.0%
Allison Transmission Holdings, Inc.	32,158	1,168,622
Caterpillar, Inc.	11,408	1,327,663
Deere & Co.	8,099	1,174,841
Donaldson Co., Inc.	29,497	1,292,854
Dover Corp.	14,843	1,390,047
Flowserve Corp.	6,690	188,457
Fortive Corp.	15,469	990,016
Gardner Denver Holdings, Inc. (a)	56,662	1,647,731
Graco, Inc. (b)	41,820	1,867,681
IDEX Corp.	10,817	1,661,816
Illinois Tool Works, Inc.	86,712	14,090,700
Lincoln Electric Holdings, Inc. (b)	12,921	1,040,270
Middleby Corp. (a)	15,060	837,788
Nordson Corp.	13,536	2,178,078
Toro Co. (b)	27,030	1,724,784
WABCO Holdings, Inc. (a)	13,242	1,779,460
Westinghouse Air Brake Co.	11,713	660,847
Woodward, Inc.	10,531	637,757
Xylem, Inc.	45,240	3,252,756
		38,912,168
Professional Services - 0.6%
CoreLogic, Inc.	918	35,270
CoStar Group, Inc. (a)	8,543	5,538,085
Equifax, Inc.	28,527	3,962,400
IHS Markit Ltd.	65,194	4,387,556
Nielsen Holdings PLC	10,641	156,742
Robert Half International, Inc.	31,118	1,470,948
TransUnion Holding Co., Inc.	49,736	3,918,699
Verisk Analytics, Inc.	37,824	5,780,642
		25,250,342
Road & Rail - 1.0%
CSX Corp.	47,062	3,116,916
J.B. Hunt Transport Services, Inc.	6,432	650,404
Landstar System, Inc.	9,046	934,542
Lyft, Inc. (a)	4,699	154,268
Norfolk Southern Corp.	8,186	1,400,625
Old Dominion Freight Lines, Inc.	11,191	1,625,940
Uber Technologies, Inc.	26,342	797,372
Union Pacific Corp.	188,500	30,120,415
		38,800,482
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (b)	1,834	47,959
Fastenal Co.	121,856	4,413,624
United Rentals, Inc. (a)	16,683	2,143,766
W.W. Grainger, Inc.	10,998	3,030,829
		9,636,178

TOTAL INDUSTRIALS		302,714,429

INFORMATION TECHNOLOGY - 35.7%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	15,748	3,453,536
Cisco Systems, Inc.	997,155	42,259,429
F5 Networks, Inc. (a)	13,481	1,877,364
Motorola Solutions, Inc.	33,757	4,854,594
Ubiquiti, Inc.	2,055	332,972
		52,777,895
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	75,174	6,634,857
CDW Corp.	33,805	3,745,594
Cognex Corp.	40,983	2,263,901
Corning, Inc.	55,919	1,230,777
Dolby Laboratories, Inc. Class A	1,946	116,818
FLIR Systems, Inc.	2,629	114,099
IPG Photonics Corp. (a)	669	86,522
Jabil, Inc.	7,722	219,614
Keysight Technologies, Inc. (a)	46,548	4,504,450
National Instruments Corp.	1,437	55,210
Trimble, Inc. (a)	9,903	342,941
Zebra Technologies Corp. Class A (a)	14,313	3,287,124
		22,601,907
IT Services - 8.6%
Accenture PLC Class A	172,445	31,935,090
Akamai Technologies, Inc. (a)	40,075	3,915,728
Alliance Data Systems Corp.	905	45,313
Automatic Data Processing, Inc.	101,849	14,940,230
Black Knight, Inc. (a)	37,726	2,662,324
Booz Allen Hamilton Holding Corp. Class A	36,880	2,708,467
Broadridge Financial Solutions, Inc.	30,685	3,559,460
Cognizant Technology Solutions Corp. Class A	1,962	113,835
EPAM Systems, Inc. (a)	13,356	2,950,207
Euronet Worldwide, Inc. (a)	12,559	1,152,414
Fidelity National Information Services, Inc.	99,966	13,184,516
Fiserv, Inc. (a)	131,168	13,518,174
FleetCor Technologies, Inc. (a)	23,387	5,642,114
Gartner, Inc. (a)	24,384	2,897,063
Genpact Ltd.	49,937	1,719,331
Global Payments, Inc.	80,426	13,352,325
GoDaddy, Inc. (a)	47,439	3,293,690
IBM Corp.	146,178	18,354,110
Jack Henry & Associates, Inc.	17,664	2,888,947
MasterCard, Inc. Class A	241,507	66,407,180
MongoDB, Inc. Class A (a)(b)	11,000	1,783,430
Okta, Inc. (a)	28,095	4,250,774
Paychex, Inc.	74,513	5,105,631
PayPal Holdings, Inc. (a)	274,932	33,816,636
Sabre Corp.	11,075	80,515
Square, Inc. (a)	94,215	6,137,165
Switch, Inc. Class A	13,306	228,464
The Western Union Co.	24,668	470,419
Twilio, Inc. Class A (a)(b)	32,994	3,705,226
VeriSign, Inc. (a)	16,353	3,425,790
Visa, Inc. Class A	466,062	83,294,601
WEX, Inc. (a)	12,008	1,588,899
		349,128,068
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	235,226	12,323,490
Applied Materials, Inc.	81,899	4,068,742
Broadcom, Inc.	87,590	23,791,196
Cree, Inc. (a)	1,975	85,182
Entegris, Inc.	29,328	1,590,457
KLA-Tencor Corp.	33,742	5,536,725
Lam Research Corp.	26,862	6,857,331
Microchip Technology, Inc.	3,898	341,972
Monolithic Power Systems, Inc.	9,767	1,952,521
NVIDIA Corp.	133,610	39,051,531
Qualcomm, Inc.	259,176	20,389,376
Teradyne, Inc.	38,197	2,388,840
Texas Instruments, Inc.	204,202	23,701,726
Universal Display Corp.	9,966	1,496,096
Xilinx, Inc.	50,052	4,374,545
		147,949,730
Software - 14.3%
2U, Inc. (a)(b)	5,161	122,574
Adobe, Inc. (a)	113,629	40,183,760
Alteryx, Inc. Class A (a)(b)	12,253	1,386,795
Anaplan, Inc. (a)	22,107	903,292
ANSYS, Inc. (a)	19,810	5,186,852
Aspen Technology, Inc. (a)	19,272	1,970,562
Atlassian Corp. PLC (a)	33,489	5,207,205
Autodesk, Inc. (a)	39,564	7,403,611
Avalara, Inc. (a)	11,996	1,072,083
Bill.Com Holdings, Inc. (a)(b)	1,263	74,378
Cadence Design Systems, Inc. (a)	66,431	5,389,547
CDK Global, Inc.	37,305	1,465,340
Ceridian HCM Holding, Inc. (a)(b)	19,902	1,173,621
Citrix Systems, Inc.	24,030	3,484,590
Coupa Software, Inc. (a)	16,871	2,970,814
DocuSign, Inc. (a)	42,824	4,485,814
Dropbox, Inc. Class A (a)	55,921	1,175,459
Dynatrace, Inc.	28,808	859,919
Elastic NV (a)(b)	14,485	929,068
Fair Isaac Corp. (a)	7,601	2,682,697
FireEye, Inc. (a)	46,542	535,698
Fortinet, Inc. (a)	39,770	4,284,820
Guidewire Software, Inc. (a)	22,251	2,021,281
HubSpot, Inc. (a)(b)	10,766	1,815,471
Intuit, Inc.	58,571	15,803,042
Manhattan Associates, Inc. (a)	16,315	1,157,386
Medallia, Inc. (b)	14,993	322,050
Microsoft Corp.	1,794,722	321,632,119
New Relic, Inc. (a)	14,467	776,733
Nutanix, Inc. Class A (a)	45,462	931,516
Oracle Corp.	546,011	28,922,203
Pagerduty, Inc.	9,368	197,758
Palo Alto Networks, Inc. (a)	27,095	5,324,438
Parametric Technology Corp. (a)	30,304	2,098,552
Paycom Software, Inc. (a)	12,932	3,375,511
Paylocity Holding Corp. (a)	9,502	1,088,264
Pegasystems, Inc.	8,899	744,134
Pluralsight, Inc. (a)(b)	14,470	237,887
Proofpoint, Inc. (a)	15,334	1,866,608
RealPage, Inc. (a)(b)	22,681	1,462,698
RingCentral, Inc. (a)	20,027	4,576,770
Salesforce.com, Inc. (a)	228,708	37,039,261
ServiceNow, Inc. (a)	50,657	17,807,962
Smartsheet, Inc. (a)	23,071	1,216,303
SolarWinds, Inc. (a)(b)	3,605	61,213
Splunk, Inc.(a)	36,865	5,174,371
SS&C Technologies Holdings, Inc.	53,380	2,944,441
Synopsys, Inc. (a)	35,657	5,602,428
Teradata Corp. (a)(b)	26,139	642,758
The Trade Desk, Inc. (a)(b)	10,399	3,042,539
Tyler Technologies, Inc. (a)	10,321	3,309,841
VMware, Inc. Class A (a)(b)	20,821	2,738,378
Workday, Inc. Class A (a)	38,689	5,954,237
Zendesk, Inc. (a)	31,287	2,405,345
Zscaler, Inc. (a)(b)	17,967	1,205,226
		576,447,223
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	978,349	287,438,936
Dell Technologies, Inc. (a)(b)	32,938	1,406,123
HP, Inc.	21,621	335,342
NCR Corp. (a)	35,740	733,385
NetApp, Inc.	54,077	2,366,950
Pure Storage, Inc. Class A (a)	67,721	975,182
		293,255,918

TOTAL INFORMATION TECHNOLOGY		1,442,160,741

MATERIALS - 1.2%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	7,628	1,720,724
Axalta Coating Systems Ltd. (a)	14,513	286,487
CF Industries Holdings, Inc.	5,030	138,325
Ecolab, Inc.	67,947	13,147,745
Element Solutions, Inc. (a)	20,009	205,092
NewMarket Corp.	1,472	605,640
PPG Industries, Inc.	21,053	1,912,244
RPM International, Inc.	4,900	325,409
Sherwin-Williams Co.	22,426	12,028,634
The Scotts Miracle-Gro Co. Class A	9,700	1,203,091
W.R. Grace & Co.	15,968	754,169
		32,327,560
Construction Materials - 0.1%
Eagle Materials, Inc.	8,072	492,473
Martin Marietta Materials, Inc.	4,483	852,801
Vulcan Materials Co.	31,933	3,607,471
		4,952,745
Containers & Packaging - 0.3%
Aptargroup, Inc.	5,997	642,159
Avery Dennison Corp.	20,147	2,224,027
Ball Corp.	85,802	5,627,753
Berry Global Group, Inc. (a)(b)	11,820	470,318
Crown Holdings, Inc. (a)	20,354	1,311,001
Sealed Air Corp.	2,645	75,621
		10,350,879
Metals & Mining - 0.0%
Royal Gold, Inc.	4,835	592,433
Southern Copper Corp.	13,932	451,954
		1,044,387

TOTAL MATERIALS		48,675,571

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Homes 4 Rent Class A	25,675	619,795
American Tower Corp.	119,122	28,351,036
Americold Realty Trust	48,642	1,487,959
Brookfield Property REIT, Inc. Class A (b)	15,336	150,216
Colony Capital, Inc.	5,294	12,229
CoreSite Realty Corp.	7,491	907,834
Crown Castle International Corp.	111,997	17,855,682
Equinix, Inc.	22,895	15,458,704
Equity Lifestyle Properties, Inc.	45,131	2,721,851
Extra Space Storage, Inc.	25,670	2,265,121
Iron Mountain, Inc.	8,093	195,689
Lamar Advertising Co. Class A	23,106	1,332,061
Outfront Media, Inc.	5,150	80,804
Public Storage	29,008	5,379,534
SBA Communications Corp. Class A	30,341	8,796,463
Simon Property Group, Inc.	74,659	4,984,981
Sun Communities, Inc.	4,982	669,581
UDR, Inc.	3,608	135,192
		91,404,732
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	43,633	1,873,165
Howard Hughes Corp. (a)	5,201	281,686
Jones Lang LaSalle, Inc.	4,715	497,810
		2,652,661

TOTAL REAL ESTATE		94,057,393

TOTAL COMMON STOCKS
(Cost $3,064,753,120)		3,708,527,321

Money Market Funds - 9.2%
Fidelity Cash Central Fund 0.16% (c)	301,981,285	302,071,879
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	68,694,814	68,701,684
TOTAL MONEY MARKET FUNDS
(Cost $370,765,459)		370,773,563
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,435,518,579)		4,079,300,884
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(36,809,227)
NET ASSETS - 100%		$4,042,491,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,859	June 2020	$334,192,430	$52,916,076	$52,916,076

The notional amount of futures purchased as a percentage of Net Assets is 8.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $78,469,360.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$630,635
Fidelity Securities Lending Cash Central Fund	118,848
Total	$749,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$414,106,197	$414,106,197	$--	$--
Consumer Discretionary	551,895,445	551,895,445	--	--
Consumer Staples	157,275,371	157,275,371	--	--
Energy	6,789,034	6,789,034	--	--
Financials	115,205,932	115,205,932	--	--
Health Care	575,647,208	575,647,208	--	--
Industrials	302,714,429	302,714,429	--	--
Information Technology	1,442,160,741	1,442,160,741	--	--
Materials	48,675,571	48,675,571	--	--
Real Estate	94,057,393	94,057,393	--	--
Money Market Funds	370,773,563	370,773,563	--	--
Total Investments in Securities:	$4,079,300,884	$4,079,300,884	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$52,916,076	$52,916,076	$--	$--
Total Assets	$52,916,076	$52,916,076	$--	$--
Total Derivative Instruments:	$52,916,076	$52,916,076	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$52,916,076	$0
Total Equity Risk	52,916,076	0
Total Value of Derivatives	$52,916,076	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$52,916,076	$--	$--	$--	$52,916,076

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $65,970,257) — See accompanying schedule: Unaffiliated issuers (cost $3,064,753,120)	$3,708,527,321
Fidelity Central Funds (cost $370,765,459)	370,773,563
Total Investment in Securities (cost $3,435,518,579)		$4,079,300,884
Segregated cash with brokers for derivative instruments		27,405,000
Receivable for fund shares sold		8,432,369
Dividends receivable		1,467,769
Distributions receivable from Fidelity Central Funds		51,590
Total assets		4,116,657,612
Liabilities
Payable for fund shares redeemed	$3,589,418
Accrued management fee	108,939
Payable for daily variation margin on futures contracts	1,760,290
Collateral on securities loaned	68,707,308
Total liabilities		74,165,955
Net Assets		$4,042,491,657
Net Assets consist of:
Paid in capital		$3,366,513,149
Total accumulated earnings (loss)		675,978,508
Net Assets		$4,042,491,657
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($4,042,491,657 ÷ 234,029,146 shares)		$17.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$35,677,562
Interest		26,817
Income from Fidelity Central Funds (including $118,848 from security lending)		749,483
Total income		36,453,862
Expenses
Management fee	$1,035,534
Independent trustees' fees and expenses	10,295
Commitment fees	6,938
Total expenses before reductions	1,052,767
Expense reductions	(1,353)
Total expenses after reductions		1,051,414
Net investment income (loss)		35,402,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,964,023)
Fidelity Central Funds	(6,284)
Futures contracts	(5,721,252)
Total net realized gain (loss)		(21,691,559)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	260,686,691
Fidelity Central Funds	8,104
Futures contracts	52,570,531
Total change in net unrealized appreciation (depreciation)		313,265,326
Net gain (loss)		291,573,767
Net increase (decrease) in net assets resulting from operations		$326,976,215

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,402,448	$18,913,951
Net realized gain (loss)	(21,691,559)	(1,590,088)
Change in net unrealized appreciation (depreciation)	313,265,326	249,457,926
Net increase (decrease) in net assets resulting from operations	326,976,215	266,781,789
Distributions to shareholders	(31,763,878)	(18,453,303)
Share transactions - net increase (decrease)	1,506,520,543	1,035,948,778
Total increase (decrease) in net assets	1,801,732,880	1,284,277,264
Net Assets
Beginning of period	2,240,758,777	956,481,513
End of period	$4,042,491,657	$2,240,758,777

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund

Years ended April 30,	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$15.75	$13.62	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.20	.19	.18	.13
Net realized and unrealized gain (loss)	1.50	2.13	2.00	1.50
Total from investment operations	1.70	2.32	2.18	1.63
Distributions from net investment income	(.17)	(.15)	(.13)	(.03)
Distributions from net realized gain	(.01)	(.04)	(.03)	–
Total distributions	(.18)	(.19)	(.16)	(.03)
Net asset value, end of period	$17.27	$15.75	$13.62	$11.60
Total ReturnC,D	10.84%	17.34%	18.89%	16.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.04%	.04%	.05%G
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%G
Expenses net of all reductions	.04%	.04%	.04%	.05%G
Net investment income (loss)	1.20%	1.30%	1.33%	1.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,042,492	$2,240,759	$141,224	$758
Portfolio turnover rateH	15%	14%	24%	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective after the close of business November 9, 2018, the Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Large Cap Growth Index Fund (formerly Institutional Premium Class). All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period May 1, 2018 through November 9, 2018.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$804,271,939
Gross unrealized depreciation	(169,865,870)
Net unrealized appreciation (depreciation)	$634,406,069
Tax Cost	$3,444,894,815

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,838,851
Undistributed long-term capital gain	$25,733,588
Net unrealized appreciation (depreciation) on securities and other investments	$634,406,069

The tax character of distributions paid was as follows:

	April 30, 2020	April 30, 2019
Ordinary Income	$31,763,878	$ 16,665,057
Long-term Capital Gains	–	1,788,246
Total	$31,763,878	$ 18,453,303

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	1,689,414,136	441,849,487

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Effective April 29, 2020, the Board approved to add an expense contract to the Fund. Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2021. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Effective August 1, 2019, the Board approved to change the management fee structure from a flat fee to a unitary fee, and the expense contract was eliminated. There was no change to the total expenses paid by the shareholders.

For the period May 1, 2019 through July 31, 2019, under the expense contract, the investment adviser paid expenses as necessary so that the total expenses did not exceed .035% of average net assets on an annual basis with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Growth Index Fund	$6,938

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $11,149. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $323 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,353.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2020	Year ended April 30, 2019
Distributions to shareholders
Investor Class	$–	$61,037
Premium Class	–	2,682,926
Institutional Class	–	831,828
Fidelity Large Cap Growth Index Fund	31,763,878	14,877,512
Total	$31,763,878	$18,453,303

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2020	Year ended April 30, 2019	Year ended April 30, 2020	Year ended April 30, 2019
Investor Class
Shares sold	–	956,645	$–	$14,205,933
Reinvestment of distributions	–	3,859	–	56,343
Shares redeemed	–	(2,380,735)	–	(34,606,130)
Net increase (decrease)	–	(1,420,231)	$–	$(20,343,854)
Premium Class
Shares sold	–	11,355,225	$–	$167,740,807
Reinvestment of distributions	–	167,590	–	2,446,815
Shares redeemed	–	(56,084,913)	–	(817,705,407)
Net increase (decrease)	–	(44,562,098)	$–	$(647,517,785)
Institutional Class
Shares sold	–	8,415,932	$–	$123,853,329
Reinvestment of distributions	–	37,653	–	549,727
Shares redeemed	–	(22,320,265)	–	(325,793,352)
Net increase (decrease)	–	(13,866,680)	$–	$(201,390,296)
Fidelity Large Cap Growth Index Fund
Shares sold	147,076,458	149,051,711	$2,402,091,356	$2,153,168,687
Reinvestment of distributions	1,670,269	1,059,885	28,219,151	13,275,800
Shares redeemed	(56,946,676)	(18,249,341)	(923,789,964)	(261,243,774)
Net increase (decrease)	91,800,051	131,862,255	$1,506,520,543	$1,905,200,713

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Large Cap Growth Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from June 7, 2016 (commencement of operations) to April 30, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Fidelity Large Cap Growth Index Fund	.04%
Actual		$1,000.00	$1,060.90	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Large Cap Growth Index Fund voted to pay on June 8, 2020, to shareholders of record at the opening of business on June 5, 2020, a distribution of $.122 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.054 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2020, $25,733,586, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 83% and 87% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 85% and 88% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 12% and 5% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LC1-I-ANN-0620
1.9879605.103

Fidelity® Series Large Cap Growth Index Fund

Annual Report

April 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Effective July 1, 2020, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940 (1940 Act), to the approximate extent the Index is non-diversified. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2020	Past 1 year	Life of fundA
Fidelity® Series Large Cap Growth Index Fund	10.77%	9.86%

 A From August 17, 2018

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$11,738	Fidelity® Series Large Cap Growth Index Fund
$11,735	Russell 1000® Growth Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 0.86% for the 12 months ending April 30, 2020, as the early-2020 outbreak and spread of the coronavirus hampered global economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty, volatility and dislocation in financial markets. By mid-March, U.S. stocks entered bear-market territory less than a month after hitting an all-time high and extending the longest-running bull market in American history. Following a flattish January to open the year, stocks slid in late February (-8.23%), after a surge in COVID-19 cases outside China pushed investors to safer asset classes. The downtrend continued in March (-12.35%), capping the index’s worst quarterly result since 2008. A historically rapid and expansive U.S. monetary/fiscal-policy response helped mitigate the most acute near-term liquidity issues, and provided a partial offset to the economic disruption. This was evident in April, when the index achieved its highest monthly gain (+12.82%) since 1991, boosted by improving coronavirus trends, plans for reopening the economy and progress on potential treatments. By sector, energy stocks (-38%) fell hard along with the price of crude oil. Financials (-17%) and industrials (-16%) also lagged. In contrast, information technology (+18%) led, followed by health care (+15%), a defensive sector that saw higher demand due to the virus-containment response.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 10.77%, compared with an increase of 10.84% for the benchmark Russell 1000® Growth Index. At the individual-stock level, Apple (+47%), a maker of consumer electronics and personal computers, reported especially strong growth in services and wearable electronics, while software company Microsoft (+38%) benefited from strong earnings growth, a decision to buy back stock and increase its quarterly dividend, and ongoing strength in the company's cloud computing business. Shares of online retail giant Amazon.com (+28%) gained in response to impressive financial results for its holiday quarter, and they also rose sharply in March and April as consumers around the world shopped online for essential goods to limit exposure to the coronavirus. Other notable contributors were electric-vehicle manufacturer Tesla (+225%), which generated strong financial results amid growing demand for its automobiles, and managed-care insurance provider UnitedHealth Group (+27%), whose shares gained as the political prospects for universal health care appeared to dim. On the negative side, shares of aircraft manufacturer Boeing (-62%) were hampered by continued fallout from the company's beleaguered 737 MAX jet. A coronavirus-fueled decline in air travel – and, likely with it, demand for new planes – also weighed on Boeing shares. Shares of real estate investment trust Simon Property Group (-59%) plunged in the first half of March, as the mall owner temporarily closed all its 200 shopping centers, while the retail environment further weakened amid the spread of the coronavirus. Shares of Altria Group (-22%) were hampered by the firm's 35% ownership of Juul Labs, a maker of e-cigarettes and the subject of widespread scrutiny after a vaping illness crisis gripped the US last summer. Also detracting was network-equipment company Cisco Systems (-20%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2020

% of fund's net assets
Microsoft Corp.	7.9
Apple, Inc.	7.0
Amazon.com, Inc.	5.9
Facebook, Inc. Class A	2.9
Alphabet, Inc. Class C	2.4
Alphabet, Inc. Class A	2.2
Visa, Inc. Class A	2.1
UnitedHealth Group, Inc.	1.9
MasterCard, Inc. Class A	1.6
Merck & Co., Inc.	1.3
35.2

Top Market Sectors as of April 30, 2020

% of fund's net assets
Information Technology	35.1
Health Care	14.2
Consumer Discretionary	13.5
Communication Services	10.0
Industrials	7.5
Consumer Staples	3.8
Financials	2.8
Real Estate	2.3
Materials	1.2
Energy	0.2

Asset Allocation (% of fund's net assets)

As of April 30, 2020*
Stocks and Equity Futures	101.0%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.0)%

 * Foreign investments - 1.6%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments April 30, 2020

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Entertainment - 1.5%
Electronic Arts, Inc. (a)	4,258	$486,519
Live Nation Entertainment, Inc. (a)(b)	2,458	110,290
Madison Square Garden Entertainment Corp. (a)	31	2,564
Netflix, Inc. (a)	7,027	2,950,286
Roku, Inc. Class A (a)	1,673	202,818
Spotify Technology SA (a)(b)	2,537	384,533
Take-Two Interactive Software, Inc. (a)	777	94,056
The Madison Square Garden Co. (a)	31	5,311
World Wrestling Entertainment, Inc. Class A (b)	812	36,110
Zynga, Inc. (a)	4,309	32,490
		4,304,977
Interactive Media & Services - 7.7%
Alphabet, Inc.:
Class A (a)	4,948	6,663,472
Class C (a)	5,230	7,053,492
Facebook, Inc. Class A (a)	41,679	8,532,108
IAC/InterActiveCorp (a)	829	185,265
Match Group, Inc. (a)(b)	1,003	77,191
TripAdvisor, Inc.	1,730	34,548
Twitter, Inc. (a)	14,801	424,493
		22,970,569
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	6,619	171,895
AMC Networks, Inc. Class A (a)	772	18,412
Cable One, Inc.	80	153,029
Charter Communications, Inc. Class A (a)	1,119	554,162
Comcast Corp. Class A	28,023	1,054,505
Fox Corp. Class B	266	6,799
Interpublic Group of Companies, Inc.	605	10,273
Nexstar Broadcasting Group, Inc. Class A	626	43,845
Omnicom Group, Inc.	2,088	119,079
Sinclair Broadcast Group, Inc. Class A	1,027	18,127
Sirius XM Holdings, Inc. (b)	17,668	104,418
The New York Times Co. Class A (b)	514	16,715
ViacomCBS, Inc.:
Class A	53	1,040
Class B	5,178	89,372
		2,361,671
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	436	38,281

TOTAL COMMUNICATION SERVICES		29,675,498

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.0%
Aptiv PLC	311	21,630
Automobiles - 0.6%
Tesla, Inc. (a)	2,351	1,838,200
Distributors - 0.0%
LKQ Corp. (a)	750	19,613
Pool Corp.	720	152,395
		172,008
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,211	141,021
Grand Canyon Education, Inc. (a)	74	6,365
H&R Block, Inc.	522	8,691
Service Corp. International	1,154	42,398
ServiceMaster Global Holdings, Inc. (a)	364	12,394
		210,869
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	509	447,182
Choice Hotels International, Inc.	426	31,971
Darden Restaurants, Inc.	2,709	199,897
Domino's Pizza, Inc.	818	296,059
Dunkin' Brands Group, Inc.	1,506	94,637
Hilton Grand Vacations, Inc. (a)	211	4,347
Hilton Worldwide Holdings, Inc.	5,385	407,698
Las Vegas Sands Corp.	3,047	146,317
Marriott International, Inc. Class A	4,637	421,689
McDonald's Corp.	2,410	452,020
MGM Mirage, Inc. (b)	755	12,707
Norwegian Cruise Line Holdings Ltd. (a)	769	12,612
Planet Fitness, Inc. (a)	1,648	99,424
Six Flags Entertainment Corp. (b)	125	2,501
Starbucks Corp.	20,001	1,534,677
Vail Resorts, Inc.	715	122,265
Wendy's Co. (b)	3,531	70,126
Wyndham Hotels & Resorts, Inc.	512	19,308
Wynn Resorts Ltd.	1,572	134,453
Yum China Holdings, Inc.	5,737	278,015
Yum! Brands, Inc.	5,525	477,526
		5,265,431
Household Durables - 0.1%
Lennar Corp.:
Class A	2,133	106,799
Class B	111	4,235
NVR, Inc. (a)	67	207,700
Tempur Sealy International, Inc. (a)	928	49,880
		368,614
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	7,095	17,553,030
eBay, Inc.	12,516	498,512
Etsy, Inc. (a)	2,278	147,774
Expedia, Inc.	1,948	138,269
GrubHub, Inc. (a)(b)	1,660	79,331
The Booking Holdings, Inc. (a)	703	1,040,841
Wayfair LLC Class A (a)(b)	1,228	152,321
		19,610,078
Leisure Products - 0.1%
Hasbro, Inc.	2,435	175,831
Mattel, Inc. (a)(b)	4,329	37,749
Polaris, Inc.	944	66,958
		280,538
Multiline Retail - 0.4%
Dollar General Corp.	4,718	827,065
Dollar Tree, Inc. (a)	1,685	134,244
Nordstrom, Inc.	1,965	36,903
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	965	65,533
Target Corp.	477	52,346
		1,116,091
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	289	34,943
AutoZone, Inc. (a)	472	481,591
Best Buy Co., Inc.	839	64,376
Burlington Stores, Inc. (a)	1,317	240,603
CarMax, Inc. (a)(b)	1,678	123,585
Carvana Co. Class A (a)	900	72,099
Five Below, Inc. (a)	1,030	92,865
Floor & Decor Holdings, Inc. Class A (a)(b)	1,236	52,406
L Brands, Inc.	603	7,170
Lowe's Companies, Inc.	15,539	1,627,710
O'Reilly Automotive, Inc. (a)	1,264	488,334
Ross Stores, Inc.	6,007	548,800
The Home Depot, Inc.	12,462	2,739,521
TJX Companies, Inc.	24,348	1,194,269
Tractor Supply Co.	2,367	240,085
Ulta Beauty, Inc. (a)	944	205,716
Williams-Sonoma, Inc. (b)	269	16,635
		8,230,708
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	1,058	16,135
Carter's, Inc.	349	27,292
Columbia Sportswear Co. (b)	363	26,459
Hanesbrands, Inc. (b)	5,143	51,121
lululemon athletica, Inc. (a)	2,023	452,100
NIKE, Inc. Class B	23,378	2,038,094
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	879	24,770
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,323	24,206
Class C (non-vtg.) (a)	2,227	20,644
VF Corp.	6,074	352,899
		3,033,720

TOTAL CONSUMER DISCRETIONARY		40,147,887

CONSUMER STAPLES - 3.8%
Beverages - 1.8%
Brown-Forman Corp.:
Class A	784	44,468
Class B (non-vtg.)	3,168	197,050
Monster Beverage Corp. (a)	5,861	362,268
PepsiCo, Inc.	18,777	2,484,009
The Coca-Cola Co.	51,673	2,371,274
		5,459,069
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	83	12,567
Costco Wholesale Corp.	7,154	2,167,662
Grocery Outlet Holding Corp.	76	2,529
Sprouts Farmers Market LLC (a)	500	10,390
Sysco Corp.	9,161	515,489
		2,708,637
Food Products - 0.3%
Campbell Soup Co.	1,447	72,321
Kellogg Co.	1,471	96,351
Lamb Weston Holdings, Inc.	687	42,154
McCormick & Co., Inc. (non-vtg.)	1,306	204,833
Pilgrim's Pride Corp. (a)	314	6,908
Post Holdings, Inc. (a)	308	28,290
The Hershey Co.	2,191	290,154
		741,011
Household Products - 0.3%
Church & Dwight Co., Inc.	4,471	312,925
Clorox Co.	1,967	366,727
Procter & Gamble Co.	2,366	278,880
Reynolds Consumer Products, Inc.	301	9,761
		968,293
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,376	771,926
Herbalife Nutrition Ltd. (a)(b)	260	9,711
		781,637
Tobacco - 0.2%
Altria Group, Inc.	17,438	684,442

TOTAL CONSUMER STAPLES		11,343,089

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cabot Oil & Gas Corp.	4,971	107,473
Cheniere Energy, Inc. (a)	2,926	136,615
Diamondback Energy, Inc.	610	26,559
Equitrans Midstream Corp. (b)	350	2,933
ONEOK, Inc.	2,606	77,998
Parsley Energy, Inc. Class A	3,083	29,134
Pioneer Natural Resources Co.	1,362	121,640
		502,352
FINANCIALS - 2.8%
Banks - 0.0%
CIT Group, Inc.	149	2,828
Comerica, Inc.	870	30,328
First Republic Bank	545	56,838
Prosperity Bancshares, Inc.	188	11,267
Signature Bank	709	75,991
SVB Financial Group (a)	70	13,522
Synovus Financial Corp.	181	3,803
Western Alliance Bancorp.	173	6,207
		200,784
Capital Markets - 1.7%
Ameriprise Financial, Inc.	322	37,011
Cboe Global Markets, Inc.	544	54,063
Charles Schwab Corp.	13,784	519,932
E*TRADE Financial Corp.	752	30,539
Evercore, Inc. Class A	244	12,590
FactSet Research Systems, Inc.	756	207,900
Interactive Brokers Group, Inc.	333	13,653
Intercontinental Exchange, Inc.	4,212	376,763
Lazard Ltd. Class A	674	18,535
LPL Financial	1,568	94,425
MarketAxess Holdings, Inc.	722	328,517
Moody's Corp.	3,312	807,797
Morningstar, Inc.	371	57,861
MSCI, Inc.	1,643	537,261
Raymond James Financial, Inc.	553	36,454
S&P Global, Inc.	4,969	1,455,321
SEI Investments Co.	1,156	58,910
T. Rowe Price Group, Inc.	1,257	145,347
TD Ameritrade Holding Corp.	4,372	171,688
Virtu Financial, Inc. Class A	341	7,969
		4,972,536
Consumer Finance - 0.3%
American Express Co.	7,541	688,116
Credit Acceptance Corp. (a)(b)	197	61,379
Discover Financial Services	2,535	108,929
LendingTree, Inc. (a)	142	35,411
Synchrony Financial	4,056	80,268
		974,103
Diversified Financial Services - 0.0%
Voya Financial, Inc.	431	19,468
Insurance - 0.8%
Alleghany Corp.	9	4,803
Aon PLC	4,702	811,894
Arch Capital Group Ltd. (a)	937	22,516
Arthur J. Gallagher & Co.	718	56,363
Athene Holding Ltd. (a)	1,035	27,945
Axis Capital Holdings Ltd.	153	5,600
Brown & Brown, Inc.	386	13,861
Erie Indemnity Co. Class A	300	53,418
Everest Re Group Ltd.	223	38,608
Kemper Corp.	215	14,452
Markel Corp. (a)	16	13,853
Marsh & McLennan Companies, Inc.	8,656	842,488
Primerica, Inc.	541	56,215
Progressive Corp.	3,728	288,174
RenaissanceRe Holdings Ltd.	307	44,825
The Travelers Companies, Inc.	509	51,516
		2,346,531

TOTAL FINANCIALS		8,513,422

HEALTH CARE - 14.2%
Biotechnology - 2.7%
AbbVie, Inc.	29,653	2,437,477
Agios Pharmaceuticals, Inc. (a)	85	3,497
Alexion Pharmaceuticals, Inc. (a)	2,614	280,927
Alnylam Pharmaceuticals, Inc. (a)	1,762	232,055
Amgen, Inc.	8,953	2,141,737
Biogen, Inc. (a)	660	195,908
BioMarin Pharmaceutical, Inc. (a)	3,041	279,833
Exact Sciences Corp. (a)(b)	2,712	214,194
Exelixis, Inc. (a)	2,253	55,638
Incyte Corp. (a)	2,955	288,585
Ionis Pharmaceuticals, Inc. (a)	2,325	129,107
Moderna, Inc. (a)(b)	3,936	181,017
Neurocrine Biosciences, Inc. (a)	1,783	174,984
Regeneron Pharmaceuticals, Inc. (a)	8	4,207
Sage Therapeutics, Inc. (a)	925	36,057
Sarepta Therapeutics, Inc. (a)	1,352	159,374
Seattle Genetics, Inc. (a)	1,854	254,424
Vertex Pharmaceuticals, Inc. (a)	4,411	1,108,043
		8,177,064
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	14,840	1,366,616
Abiomed, Inc. (a)	861	164,666
Align Technology, Inc. (a)	1,327	285,106
Baxter International, Inc.	4,348	386,015
Becton, Dickinson & Co.	424	107,073
Boston Scientific Corp. (a)	27,639	1,035,910
Cantel Medical Corp.	379	14,023
Danaher Corp.	639	104,451
DexCom, Inc. (a)	1,808	606,042
Edwards Lifesciences Corp. (a)	4,108	893,490
Envista Holdings Corp. (a)	1,667	32,456
Hill-Rom Holdings, Inc.	673	75,706
Hologic, Inc. (a)	4,003	200,550
ICU Medical, Inc. (a)	99	21,712
IDEXX Laboratories, Inc. (a)	1,443	400,577
Insulet Corp. (a)	1,208	241,262
Intuitive Surgical, Inc. (a)	1,940	991,107
Masimo Corp. (a)	946	202,359
Penumbra, Inc. (a)	603	106,924
ResMed, Inc.	2,771	430,392
STERIS PLC	128	18,240
Stryker Corp.	6,827	1,272,758
Teleflex, Inc.	968	324,667
The Cooper Companies, Inc.	117	33,544
Varian Medical Systems, Inc. (a)	1,776	203,139
West Pharmaceutical Services, Inc.	1,136	214,999
		9,733,784
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	2,863	256,697
Anthem, Inc.	1,479	415,200
Centene Corp. (a)	9,805	652,817
Chemed Corp.	310	129,137
Cigna Corp.	2,222	435,023
Encompass Health Corp.	1,014	67,178
Guardant Health, Inc. (a)	702	54,026
HCA Holdings, Inc.	3,201	351,726
Henry Schein, Inc. (a)	546	29,790
Humana, Inc.	1,120	427,638
Laboratory Corp. of America Holdings (a)	111	18,254
McKesson Corp.	322	45,483
Molina Healthcare, Inc. (a)	927	152,000
UnitedHealth Group, Inc.	18,924	5,534,702
		8,569,671
Health Care Technology - 0.3%
Cerner Corp.	5,435	377,135
Change Healthcare, Inc.	2,049	23,850
Veeva Systems, Inc. Class A (a)	2,609	497,797
		898,782
Life Sciences Tools & Services - 1.4%
Adaptive Biotechnologies Corp.	856	27,401
Agilent Technologies, Inc.	536	41,090
Avantor, Inc.	4,265	71,695
Bio-Techne Corp.	754	169,650
Bruker Corp.	1,883	74,040
Charles River Laboratories International, Inc. (a)	925	133,820
Illumina, Inc. (a)	2,487	793,428
IQVIA Holdings, Inc. (a)	1,461	208,324
Mettler-Toledo International, Inc. (a)	466	335,492
PerkinElmer, Inc.	452	40,920
PPD, Inc.	768	18,355
PRA Health Sciences, Inc. (a)	1,186	114,449
Thermo Fisher Scientific, Inc.	5,429	1,816,978
Waters Corp. (a)	1,346	251,702
		4,097,344
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	27,677	1,683,038
Eli Lilly & Co.	16,961	2,622,849
Horizon Pharma PLC (a)	411	14,812
Jazz Pharmaceuticals PLC (a)	1,044	115,101
Johnson & Johnson	7,918	1,188,017
Merck & Co., Inc.	48,206	3,824,664
Nektar Therapeutics (a)(b)	433	8,314
Zoetis, Inc. Class A	9,609	1,242,540
		10,699,335

TOTAL HEALTH CARE		42,175,980

INDUSTRIALS - 7.5%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	1,608	85,320
General Dynamics Corp.	325	42,452
Harris Corp.	2,194	424,978
HEICO Corp.	887	77,701
HEICO Corp. Class A	1,450	104,879
Hexcel Corp.	1,597	55,240
Huntington Ingalls Industries, Inc.	661	126,522
Lockheed Martin Corp.	4,951	1,926,236
Northrop Grumman Corp.	3,122	1,032,352
Raytheon Technologies Corp.	8,239	533,970
Spirit AeroSystems Holdings, Inc. Class A	1,692	37,495
The Boeing Co.	10,656	1,502,709
TransDigm Group, Inc.	848	307,892
		6,257,746
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,057	145,841
Expeditors International of Washington, Inc.	2,553	182,808
United Parcel Service, Inc. Class B	13,924	1,318,046
XPO Logistics, Inc. (a)	996	66,473
		1,713,168
Airlines - 0.1%
Alaska Air Group, Inc.	1,008	32,780
American Airlines Group, Inc.	78	937
Delta Air Lines, Inc.	2,104	54,515
JetBlue Airways Corp. (a)	445	4,334
Southwest Airlines Co.	5,331	166,594
United Airlines Holdings, Inc. (a)	404	11,950
		271,110
Building Products - 0.3%
A.O. Smith Corp.	383	16,232
Allegion PLC	1,386	139,348
Armstrong World Industries, Inc.	895	68,987
Fortune Brands Home & Security, Inc.	837	40,343
Lennox International, Inc.	717	133,850
Trane Technologies PLC	4,316	377,305
		776,065
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,401	310,784
Copart, Inc. (a)	3,446	276,059
IAA Spinco, Inc. (a)	2,267	87,506
KAR Auction Services, Inc.	1,993	29,855
Republic Services, Inc.	90	7,051
Rollins, Inc.	2,559	102,360
Waste Management, Inc.	6,510	651,130
		1,464,745
Construction & Engineering - 0.0%
Quanta Services, Inc.	878	31,924
Electrical Equipment - 0.3%
Acuity Brands, Inc.	177	15,326
AMETEK, Inc.	3,997	335,228
Emerson Electric Co.	963	54,920
Hubbell, Inc. Class B	543	67,565
Rockwell Automation, Inc.	2,365	448,120
Sensata Technologies, Inc. PLC (a)	1,224	44,529
		965,688
Industrial Conglomerates - 0.8%
3M Co.	8,513	1,293,295
Carlisle Companies, Inc.	975	117,936
Honeywell International, Inc.	7,027	997,131
Roper Technologies, Inc.	289	98,558
		2,506,920
Machinery - 1.0%
Allison Transmission Holdings, Inc.	2,778	100,953
Caterpillar, Inc.	793	92,289
Deere & Co.	548	79,493
Donaldson Co., Inc.	2,739	120,050
Dover Corp.	1,155	108,166
Flowserve Corp.	1,158	32,621
Fortive Corp.	1,205	77,120
Gardner Denver Holdings, Inc. (a)	4,106	119,402
Graco, Inc.	2,982	133,176
IDEX Corp.	707	108,616
Illinois Tool Works, Inc.	6,370	1,035,125
Lincoln Electric Holdings, Inc.	999	80,429
Middleby Corp. (a)	1,284	71,429
Nordson Corp.	978	157,370
Toro Co.	2,001	127,684
WABCO Holdings, Inc. (a)	951	127,795
Westinghouse Air Brake Co.	915	51,624
Woodward, Inc.	823	49,841
Xylem, Inc.	3,303	237,486
		2,910,669
Professional Services - 0.6%
CoreLogic, Inc.	76	2,920
CoStar Group, Inc. (a)	613	397,383
Equifax, Inc.	1,972	273,911
IHS Markit Ltd.	4,935	332,126
Nielsen Holdings PLC	750	11,048
Robert Half International, Inc.	2,331	110,186
TransUnion Holding Co., Inc.	3,847	303,105
Verisk Analytics, Inc.	2,719	415,545
		1,846,224
Road & Rail - 1.0%
CSX Corp.	2,967	196,504
J.B. Hunt Transport Services, Inc.	499	50,459
Landstar System, Inc.	703	72,627
Lyft, Inc. (a)	394	12,935
Norfolk Southern Corp.	634	108,477
Old Dominion Freight Lines, Inc.	784	113,907
Uber Technologies, Inc.	1,911	57,846
Union Pacific Corp.	13,980	2,233,864
		2,846,619
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	123	3,216
Fastenal Co.	8,597	311,383
United Rentals, Inc. (a)	1,050	134,925
W.W. Grainger, Inc.	910	250,778
		700,302

TOTAL INDUSTRIALS		22,291,180

INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	1,189	260,748
Cisco Systems, Inc.	71,394	3,025,678
F5 Networks, Inc. (a)	1,025	142,742
Motorola Solutions, Inc.	2,526	363,264
Ubiquiti, Inc. (b)	157	25,439
		3,817,871
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	5,599	494,168
CDW Corp.	2,403	266,252
Cognex Corp.	2,982	164,726
Corning, Inc.	3,965	87,270
Dolby Laboratories, Inc. Class A	141	8,464
FLIR Systems, Inc.	191	8,289
IPG Photonics Corp. (a)	42	5,432
Jabil, Inc.	540	15,358
Keysight Technologies, Inc. (a)	3,562	344,695
National Instruments Corp.	120	4,610
Trimble, Inc. (a)	770	26,665
Zebra Technologies Corp. Class A (a)	1,083	248,722
		1,674,651
IT Services - 8.5%
Accenture PLC Class A	12,641	2,340,987
Akamai Technologies, Inc. (a)	2,839	277,399
Alliance Data Systems Corp.	116	5,808
Automatic Data Processing, Inc.	7,242	1,062,329
Black Knight, Inc. (a)	2,921	206,135
Booz Allen Hamilton Holding Corp. Class A	2,778	204,016
Broadridge Financial Solutions, Inc.	2,222	257,752
Cognizant Technology Solutions Corp. Class A	59	3,423
EPAM Systems, Inc. (a)	998	220,448
Euronet Worldwide, Inc. (a)	944	86,621
Fidelity National Information Services, Inc.	7,398	975,722
Fiserv, Inc. (a)	9,317	960,210
FleetCor Technologies, Inc. (a)	1,678	404,818
Gartner, Inc. (a)	1,827	217,066
Genpact Ltd.	3,519	121,159
Global Payments, Inc.	5,950	987,819
GoDaddy, Inc. (a)	3,441	238,909
IBM Corp.	10,693	1,342,613
Jack Henry & Associates, Inc.	1,358	222,101
MasterCard, Inc. Class A	17,736	4,876,868
MongoDB, Inc. Class A (a)(b)	850	137,811
Okta, Inc. (a)	2,061	311,829
Paychex, Inc.	5,298	363,019
PayPal Holdings, Inc. (a)	19,703	2,423,469
Sabre Corp.	812	5,903
Square, Inc. (a)	6,808	443,473
Switch, Inc. Class A	1,101	18,904
The Western Union Co.	1,830	34,898
Twilio, Inc. Class A (a)	2,404	269,969
VeriSign, Inc. (a)	1,083	226,878
Visa, Inc. Class A	34,209	6,113,832
WEX, Inc. (a)	918	121,470
		25,483,658
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc. (a)	16,757	877,899
Applied Materials, Inc.	5,018	249,294
Broadcom, Inc.	6,224	1,690,563
Cree, Inc. (a)	138	5,952
Entegris, Inc.	1,742	94,469
KLA-Tencor Corp.	2,352	385,940
Lam Research Corp.	1,879	479,671
Microchip Technology, Inc.	69	6,053
Monolithic Power Systems, Inc.	552	110,350
NVIDIA Corp.	9,511	2,779,875
Qualcomm, Inc.	18,333	1,442,257
Teradyne, Inc.	2,491	155,787
Texas Instruments, Inc.	14,223	1,650,864
Universal Display Corp.	675	101,331
Xilinx, Inc.	3,364	294,014
		10,324,319
Software - 14.1%
2U, Inc. (a)(b)	347	8,241
Adobe, Inc. (a)	8,118	2,870,850
Alteryx, Inc. Class A (a)(b)	936	105,936
Anaplan, Inc. (a)	1,663	67,950
ANSYS, Inc. (a)	1,415	370,489
Aspen Technology, Inc. (a)	1,419	145,093
Atlassian Corp. PLC (a)	2,362	367,267
Autodesk, Inc. (a)	2,815	526,771
Avalara, Inc. (a)	892	79,718
Bill.Com Holdings, Inc. (a)(b)	158	9,305
Cadence Design Systems, Inc. (a)	4,648	377,092
CDK Global, Inc.	2,756	108,256
Ceridian HCM Holding, Inc. (a)	1,479	87,217
Citrix Systems, Inc.	1,708	247,677
Coupa Software, Inc. (a)	1,290	227,156
DocuSign, Inc. (a)	3,193	334,467
Dropbox, Inc. Class A (a)	4,351	91,458
Dynatrace, Inc.	2,006	59,879
Elastic NV (a)	1,078	69,143
Fair Isaac Corp. (a)	562	198,352
FireEye, Inc. (a)	3,649	42,000
Fortinet, Inc. (a)	2,828	304,689
Guidewire Software, Inc. (a)	1,768	160,605
HubSpot, Inc. (a)(b)	830	139,963
Intuit, Inc.	4,164	1,123,489
Manhattan Associates, Inc. (a)	1,182	83,851
Medallia, Inc. (b)	995	21,373
Microsoft Corp.	131,367	23,542,275
New Relic, Inc. (a)	955	51,274
Nutanix, Inc. Class A (a)	3,543	72,596
Oracle Corp.	39,950	2,116,152
Pagerduty, Inc.	789	16,656
Palo Alto Networks, Inc. (a)	1,904	374,155
Parametric Technology Corp. (a)	2,128	147,364
Paycom Software, Inc. (a)	969	252,928
Paylocity Holding Corp. (a)	727	83,263
Pegasystems, Inc.	698	58,367
Pluralsight, Inc. (a)(b)	1,049	17,246
Proofpoint, Inc. (a)	1,115	135,729
RealPage, Inc. (a)	1,591	102,604
RingCentral, Inc. (a)	1,479	337,996
Salesforce.com, Inc. (a)	16,785	2,718,331
ServiceNow, Inc. (a)	3,709	1,303,862
Smartsheet, Inc. (a)	1,620	85,406
SolarWinds, Inc. (a)(b)	217	3,685
Splunk, Inc. (a)	2,661	373,498
SS&C Technologies Holdings, Inc.	4,009	221,136
Synopsys, Inc. (a)	2,513	394,843
Teradata Corp. (a)	2,017	49,598
The Trade Desk, Inc. (a)(b)	804	235,234
Tyler Technologies, Inc. (a)	782	250,780
VMware, Inc. Class A (a)(b)	1,488	195,702
Workday, Inc. Class A (a)	2,783	428,304
Zendesk, Inc. (a)	2,255	173,364
Zscaler, Inc. (a)(b)	1,388	93,107
		42,063,742
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	71,160	20,906,808
Dell Technologies, Inc. (a)	2,238	95,540
HP, Inc.	1,355	21,016
NCR Corp. (a)	2,311	47,422
NetApp, Inc.	4,017	175,824
Pure Storage, Inc. Class A (a)	4,620	66,528
		21,313,138

TOTAL INFORMATION TECHNOLOGY		104,677,379

MATERIALS - 1.2%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	568	128,129
Axalta Coating Systems Ltd. (a)	1,170	23,096
CF Industries Holdings, Inc.	368	10,120
Ecolab, Inc.	4,997	966,920
Element Solutions, Inc. (a)	760	7,790
NewMarket Corp.	109	44,847
PPG Industries, Inc.	1,510	137,153
RPM International, Inc.	388	25,767
Sherwin-Williams Co.	1,657	888,765
The Scotts Miracle-Gro Co. Class A	722	89,550
W.R. Grace & Co.	1,376	64,988
		2,387,125
Construction Materials - 0.1%
Eagle Materials, Inc.	633	38,619
Martin Marietta Materials, Inc.	348	66,200
Vulcan Materials Co.	2,300	259,831
		364,650
Containers & Packaging - 0.3%
Aptargroup, Inc.	469	50,221
Avery Dennison Corp.	1,490	164,481
Ball Corp.	6,393	419,317
Berry Global Group, Inc. (a)	903	35,930
Crown Holdings, Inc. (a)	1,375	88,564
Sealed Air Corp.	191	5,461
		763,974
Metals & Mining - 0.0%
Royal Gold, Inc.	368	45,091
Southern Copper Corp.	980	31,791
		76,882

TOTAL MATERIALS		3,592,631

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Homes 4 Rent Class A	2,436	58,805
American Tower Corp.	8,732	2,078,216
Americold Realty Trust	3,679	112,541
Brookfield Property REIT, Inc. Class A	1,763	17,269
Colony Capital, Inc.	472	1,090
CoreSite Realty Corp.	582	70,533
Crown Castle International Corp.	8,230	1,312,109
Equinix, Inc.	1,675	1,130,960
Equity Lifestyle Properties, Inc.	3,238	195,284
Extra Space Storage, Inc.	1,879	165,803
Iron Mountain, Inc.	637	15,403
Lamar Advertising Co. Class A	1,846	106,422
Outfront Media, Inc.	368	5,774
Public Storage	2,150	398,718
SBA Communications Corp. Class A	2,234	647,681
Simon Property Group, Inc.	5,629	375,848
Sun Communities, Inc.	394	52,954
UDR, Inc.	285	10,679
		6,756,089
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	2,941	126,257
Howard Hughes Corp. (a)	358	19,389
Jones Lang LaSalle, Inc.	217	22,911
		168,557

TOTAL REAL ESTATE		6,924,646

TOTAL COMMON STOCKS
(Cost $238,044,348)		269,844,064

Money Market Funds - 10.0%
Fidelity Cash Central Fund 0.16% (c)	27,177,400	27,185,553
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	2,656,628	2,656,893
TOTAL MONEY MARKET FUNDS
(Cost $29,841,901)		29,842,446
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $267,886,249)		299,686,510
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,858,983)
NET ASSETS - 100%		$297,827,527

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	172	June 2020	$30,920,440	$4,347,721	$4,347,721

The notional amount of futures purchased as a percentage of Net Assets is 10.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,182,486.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,932
Fidelity Securities Lending Cash Central Fund	4,913
Total	$54,845

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,675,498	$29,675,498	$--	$--
Consumer Discretionary	40,147,887	40,147,887	--	--
Consumer Staples	11,343,089	11,343,089	--	--
Energy	502,352	502,352	--	--
Financials	8,513,422	8,513,422	--	--
Health Care	42,175,980	42,175,980	--	--
Industrials	22,291,180	22,291,180	--	--
Information Technology	104,677,379	104,677,379	--	--
Materials	3,592,631	3,592,631	--	--
Real Estate	6,924,646	6,924,646	--	--
Money Market Funds	29,842,446	29,842,446	--	--
Total Investments in Securities:	$299,686,510	$299,686,510	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$4,347,721	$4,347,721	$--	$--
Total Assets	$4,347,721	$4,347,721	$--	$--
Total Derivative Instruments:	$4,347,721	$4,347,721	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,347,721	$0
Total Equity Risk	4,347,721	0
Total Value of Derivatives	$4,347,721	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$4,347,721	$--	$--	$--	$4,347,721

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2020
Assets
Investment in securities, at value (including securities loaned of $2,541,187) — See accompanying schedule: Unaffiliated issuers (cost $238,044,348)	$269,844,064
Fidelity Central Funds (cost $29,841,901)	29,842,446
Total Investment in Securities (cost $267,886,249)		$299,686,510
Segregated cash with brokers for derivative instruments		2,415,000
Receivable for fund shares sold		299,978
Dividends receivable		109,222
Distributions receivable from Fidelity Central Funds		4,282
Total assets		302,514,992
Liabilities
Payable for investments purchased	$1,040,856
Payable for fund shares redeemed	829,062
Payable for daily variation margin on futures contracts	152,236
Other payables and accrued expenses	8,425
Collateral on securities loaned	2,656,886
Total liabilities		4,687,465
Net Assets		$297,827,527
Net Assets consist of:
Paid in capital		$261,427,794
Total accumulated earnings (loss)		36,399,733
Net Assets		$297,827,527
Net Asset Value, offering price and redemption price per share ($297,827,527 ÷ 25,854,594 shares)		$11.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2020
Investment Income
Dividends		$3,458,444
Interest		2,309
Income from Fidelity Central Funds (including $4,913 from security lending)		54,845
Total income		3,515,598
Expenses
Custodian fees and expenses	$20,741
Independent trustees' fees and expenses	995
Interest	628
Commitment fees	689
Total expenses		23,053
Net investment income (loss)		3,492,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,823,577
Fidelity Central Funds	284
Futures contracts	(1,124,157)
Total net realized gain (loss)		699,704
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21,868,288
Fidelity Central Funds	545
Futures contracts	4,313,929
Total change in net unrealized appreciation (depreciation)		26,182,762
Net gain (loss)		26,882,466
Net increase (decrease) in net assets resulting from operations		$30,375,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2020	For the period August 17, 2018 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,492,545	$229,252
Net realized gain (loss)	699,704	(180,570)
Change in net unrealized appreciation (depreciation)	26,182,762	9,965,220
Net increase (decrease) in net assets resulting from operations	30,375,011	10,013,902
Distributions to shareholders	(3,959,843)	(29,337)
Share transactions
Proceeds from sales of shares	130,862,339	261,517,644
Reinvestment of distributions	3,959,843	29,337
Cost of shares redeemed	(127,233,857)	(7,707,512)
Net increase (decrease) in net assets resulting from share transactions	7,588,325	253,839,469
Total increase (decrease) in net assets	34,003,493	263,824,034
Net Assets
Beginning of period	263,824,034	–
End of period	$297,827,527	$263,824,034
Other Information
Shares
Sold	11,928,329	25,774,808
Issued in reinvestment of distributions	350,171	3,248
Redeemed	(11,460,435)	(741,527)
Net increase (decrease)	818,065	25,036,529

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Growth Index Fund

Years ended April 30,	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.06
Net realized and unrealized gain (loss)	.99	.53
Total from investment operations	1.13	.59
Distributions from net investment income	(.10)	(.05)
Distributions from net realized gain	(.05)	–
Total distributions	(.15)	(.05)
Net asset value, end of period	$11.52	$10.54
Total ReturnC,D	10.77%	5.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%	.05%G
Expenses net of fee waivers, if any	.01%	.01%G
Expenses net of all reductions	.01%	.01%G
Net investment income (loss)	1.24%	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$297,828	$263,824
Portfolio turnover rateH	45%	21%G

 A For the period August 17, 2018 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2020

1. Organization.

Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$43,993,420
Gross unrealized depreciation	(13,693,525)
Net unrealized appreciation (depreciation)	$30,299,895
Tax Cost	$269,386,615

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,996,813
Undistributed long-term capital gain	$3,103,027
Net unrealized appreciation (depreciation) on securities and other investments	$30,299,895

The tax character of distributions paid was as follows:

	April 30, 2020	April 30, 2019(a)
Ordinary Income	$3,831,107	$ 29,337
Long-term Capital Gains	128,736	--
Total	$3,959,843	$29,337

 (a) For the period August 17, 2018 (commencement of operations) to April 30, 2019.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	123,112,261	138,450,827

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$6,274,500	1.80%	$628

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Large Cap Growth Index Fund	$689

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $459. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32 from securities loaned to NFS, as affiliated borrower.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Large Cap Growth Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2020, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from August 17, 2018 (commencement of operations) to April 30, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

June 15, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 to April 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period-B November 1, 2019 to April 30, 2020
Actual	.01%	$1,000.00	$1,061.00	$.05
Hypothetical-C		$1,000.00	$1,024.81	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Large Cap Growth Index Fund voted to pay on June 08, 2020, to shareholders of record at the opening of business on June 05, 2020, a distribution of $.195 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.040 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2020, $3,207,806, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 55% and 63% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 63% and 65% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 5% and 4% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CGI-ANN-0620
1.9891255.101

Item 2.

Code of Ethics

As of the end of the period, April 30, 2020, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$40,100	$-	$6,900	$900
Fidelity Flex Small Cap Index Fund	$49,800	$100	$6,700	$1,100
Fidelity Large Cap Growth Index Fund	$39,100	$-	$6,900	$900
Fidelity Large Cap Value Index Fund	$39,100	$-	$6,900	$900
Fidelity Mid Cap Index Fund	$40,200	$-	$6,900	$900
Fidelity Series Large Cap Growth Index Fund	$39,200	$-	$6,900	$800
Fidelity Small Cap Index Fund	$49,800	$100	$6,700	$1,100

April 30, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$53,000	$100	$5,000	$1,200
Fidelity Flex Small Cap Index Fund	$62,000	$100	$5,000	$1,500
Fidelity Large Cap Growth Index Fund	$41,000	$100	$4,800	$1,300
Fidelity Large Cap Value Index Fund	$41,000	$100	$4,800	$1,300
Fidelity Mid Cap Index Fund	$46,000	$100	$5,100	$1,300
Fidelity Series Large Cap Growth Index Fund	$36,000	$-	$4,800	$700
Fidelity Small Cap Index Fund	$56,000	$100	$5,100	$1,600

A Amounts may reflect rounding.

B Fidelity Series Large Cap Growth Index Fund commenced operations on August 17, 2018.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2020A	April 30, 2019A,B
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Large Cap Growth Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2020A	April 30, 2019A,B
Deloitte Entities	$559,300	$750,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Large Cap Growth Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 19, 2020